                                                       Registration Nos. 2-98326
                                                                        811-4323

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

          Pre-Effective Amendment No. ____         [ ]


          Post-Effective Amendment No. 43          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940  [ ]

          Amendment No. 44  [X]
          (Check appropriate box or boxes.)


                              NVEST FUNDS TRUST I
                              -------------------
              (Exact Name of Registrant as Specified in Charter)

               399 Boylston Street, Boston, Massachusetts 02116
               ------------------------------------------------
         (Address of Principal Executive Offices, including Zip Code)

                                (617) 449-2801
                                --------------
             (Registrant's Telephone Number, including Area Code)

                            John E. Pelletier, Esq.
                         Nvest Funds Distributor, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

                                   Copy to:
                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]   on (date) pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]   on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nvest Funds/sm/
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------
             Nvest

 Bond Funds

                               Corporate Income
                                Nvest Short Term Corporate Income Fund
                                       Back Bay Advisors, L.P.
                               Nvest Bond Income Fund
                                       Back Bay Advisors, L.P.
                                Nvest High Income Fund
                                       Loomis, Sayles & Company, L.P.
                                Nvest Strategic Income Fund
                                       Loomis, Sayles & Company, L.P.

                               Government Income
                                Nvest Limited Term U.S. Government Fund
                                       Back Bay Advisors, L.P.
                                Nvest Government Securities Fund
                                       Back Bay Advisors, L.P.

[photo]

                                  Prospectus
                                  May 1, 2001

                            What's Inside

                          Goals, Strategies & Risks
                                    Page X
                             Fund Fees & Expenses
                                    Page X
                                Management Team
                                    Page X

                                Fund Services
                                    Page X
                               Fund Performance
                                    Page X

 The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

    For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents

GOALS, STRATEGIES & RISKS

NVEST SHORT TERM CORPORATE INCOME FUND
NVEST BOND INCOME FUND
NVEST HIGH INCOME FUND
NVEST STRATEGIC INCOME FUND
NVEST LIMITED TERM U.S. GOVERNMENT FUND
NVEST GOVERNMENT SECURITIES FUND

FUND FEES & EXPENSES

FUND FEES & EXPENSES

MORE ABOUT RISK

MORE ABOUT RISK

MANAGEMENT TEAM

MEET THE FUNDS' INVESTMENT ADVISERS AND SUBADVISERS
MEET THE FUNDS' PORTFOLIO MANAGERS

FUND SERVICES

INVESTING IN THE FUNDS
HOW SALES CHARGES ARE CALCULATED
WAYS TO REDUCE OR ELIMINATE SALES CHARGES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS
ADDITIONAL INVESTOR SERVICES

FUND PERFORMANCE

NVEST SHORT TERM CORPORATE INCOME FUND
NVEST BOND INCOME FUND
NVEST HIGH INCOME FUND
NVEST STRATEGIC INCOME FUND
NVEST LIMITED TERM U.S. GOVERNMENT FUND
NVEST GOVERNMENT SECURITIES FUND
GLOSSARY OF TERMS

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Funds, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Short Term Corporate Income Fund

--------------------------------------------------
                    Fund Focus
--------------------------------------------------
            Stability       Income        Growth
--------------------------------------------------
High            X
--------------------------------------------------
Mod.                          X
--------------------------------------------------
Low                                         X
--------------------------------------------------


--------------------------------------------------
                    Duration
--------------------------------------------------
              Short           Int.          Long
--------------------------------------------------
High            X
--------------------------------------------------
Mod.
--------------------------------------------------
Low
--------------------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:    Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:      J. Scott Nicholson and Richard G. Raczkowski
Category:      Corporate Income

    Ticker Symbol:            Class A             Class B           Class C
                              NEFAX               NEABX             NECSX

Investment Goal

The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily in corporate bonds, but will invest at least 10% of its assets in securities issued by the U.S. Treasury or other U.S. government agencies. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies (and related currency hedging transactions). It may also invest up to 10% of its assets in lower-rated bonds, which may include emerging market bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks corporate, mortgage-related or U.S. government securities that give the Fund's portfolio the following characteristics, although not all of the securities selected will have these characteristics and Back Bay Advisors may look for other characteristics if market conditions change:

 . average credit rating of "A" by S&P or Moody's

 . average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate and mortgage marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term maturity of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

 . Invest in Rule 144A securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund, formerly known as Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                                 Total Return
1992     1993    1994    1995     1996     1997     1998      1999      2000

(UP)    Highest Quarterly Return: ____ Quarter ____, up %
(DOWN)  Lowest Quarterly Return: ____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index (the "Lehman Short Index"), an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Short Term Bond Average and the Lipper Short Term Investment Grade Average, each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you may be required to pay when you buy or redeem the Fund's shares. The Lehman Short Index percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Short Term Bond Average and Lipper Short Term Investment Grade Average percentages have been adjusted for these expenses but do not reflect any sales charges.


-------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                         Since Class
(for the periods ended December 31, 2000)                Past 1 Year  Past 5 Years    Inception
-------------------------------------------------------------------------------------------------
Nvest Short Term Corporate Income Fund
    Class A (inception 10/18/91)
    Class B (inception 9/13/93)
    Class C (inception 12/7/98)
Lehman Mutual Fund Short (1-5) Investment
    Grade Index
Morningstar Short Term Bond Average
Lipper Short Term Investment Grade Average
-------------------------------------------------------------------------------------------------


Each Index is calculated from 10/31/91 for Class A shares, 9/30/93 for Class B shares and 12/31/98 for Class C shares.

     For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Bond Income Fund

--------------------------------------------------
                           Fund Focus
--------------------------------------------------
              Stability       Income        Growth
--------------------------------------------------
High                            X
--------------------------------------------------
Mod.              X
--------------------------------------------------
Low                                           X
--------------------------------------------------

--------------------------------------------------
                            Duration
--------------------------------------------------
              Short            Int.          Long
--------------------------------------------------
High                            X
--------------------------------------------------
Mod.
--------------------------------------------------
Low
--------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:    Peter W. Palfrey and Richard G. Raczkowski
Category:    Corporate Income

     Ticker Symbol:            Class A           Class B           Class C
                               NEFRX             NERBX             NECRX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

 . fixed charge coverage
 . the relationship between cash flows and dividend obligations
 . the experience and perceived strength of management
 . price responsiveness of the security to interest rate changes
 . earnings prospects
 . debt as a percentage of assets
 . borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher return.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

 . Invest in foreign securities, including those of emerging markets, and related currency hedging transactions.

 . Invest in Rule 144A and mortgage-backed securities.

 . Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: ____ Quarter ____, up %
 .  Lowest Quarterly Return:  ____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Intermediate Term Bond Average ("Morningstar Int. Bond Average") and Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Int. Bond Average and Lipper Int. Invest. Grade Debt Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                Past 1  Past 5  Past 10  Since Class
(for the periods ended December 31, 2000)    Year    Years   Years   Inception
--------------------------------------------------------------------------------
Nvest Bond Income Fund:
   Class A (inception 11/7/73)
   Class B (inception 9/13/93)
   Class C (inception 12/30/94)
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index
--------------------------------------------------------------------------------
Lipper Int. Invest. Grade Debt Avg.
--------------------------------------------------------------------------------
Morningstar Int. Bond Avg.
--------------------------------------------------------------------------------

Each Index is calculated from 12/28/90 for Class A shares, 9/30/93 for Class B shares and 12/30/94 for Class C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest High Income Fund

                                                 Fund Focus
                          ------------------------------------------------------
                                          Stability        Income        Growth
                          ------------------------------------------------------
                          High                               X
                          ------------------------------------------------------
                          Mod.                                              X
                          ------------------------------------------------------
                          Low                 X


                                                 Duration
                          ------------------------------------------------------
                                            Short           Int.          Long
                          ------------------------------------------------------
                          High
                          ------------------------------------------------------
                          Mod.
                          ------------------------------------------------------
                          Low                                X

Adviser:               CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:           Loomis, Sayles & Company, L.P. ("Loomis Sayles")

Managers:             Michael Millhouse and Curt Mitchell
Category:             Corporate Income

 Ticker Symbol:           Class A               Class B               Class C
                           NEFHX                 NEHBX                 NEHCX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following, although not all securities selected will have these characteristics:

 . issuer debt and debt maturity schedules . earnings prospects . responsiveness to changes in interest rates
 . experience and perceived strength of management . borrowing requirements and liquidation value
 . market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

 . Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

 . Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

 . Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

 . Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

The Fund may:

 . Invest in zero-coupon, pay-in-kind and Rule 144A securities.

 . Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. "Junk Bonds" are considered predominantly speculative with respect to the issuer's continuing ability to make prinicpal and interst payments.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
--------------------------------------------------------------------------------


 .  Highest Quarterly Return: _____ Quarter ____, up%
 .  Lowest Quarterly Return: _____ Quarter ____, down%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, non-investment grade debt. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar High Yield Bond and Lipper High Current Yield Averages each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar High Yield Bond Average and Lipper High Current Yield Average returns have been adjusted for these expenses but do not reflect any sales charges.

-----------------------------------------------------------------------------------------------
Average Annual Total Returns                             Past 1  Past 5  Past 10  Since Class
(for the periods ended December 31, 2000)                 Year   Years    Years    Inception
-----------------------------------------------------------------------------------------------
Nvest High Income Fund:
 Class A (inception 2/22/84)
 Class B (inception 9/20/93)
 Class C (inception 3/2/98)
-----------------------------------------------------------------------------------------------
Lehman High Yield Composite Index
-----------------------------------------------------------------------------------------------
Morningstar High Yield Bond Average
-----------------------------------------------------------------------------------------------
Lipper High Current Yield Average
-----------------------------------------------------------------------------------------------


Each Index is calculated from 12/28/90 for Class A shares, 9/30/93 for Class B shares and 2/28/98 for Class C shares.

   For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Strategic Income Fund

                          ------------------------------------------------------
                                                  Fund Focus
                          ------------------------------------------------------
                                          Stability        Income        Growth
                          ------------------------------------------------------
                          High                               X
                          ------------------------------------------------------
                          Mod.                                              X
                          ------------------------------------------------------
                          Low                 X
                          ------------------------------------------------------

                          ------------------------------------------------------
                                                  Duration
                          ------------------------------------------------------
                                            Short           Int.          Long
                          ------------------------------------------------------
                          High
                          ------------------------------------------------------
                          Mod.                                              X
                          ------------------------------------------------------
                          Low
                          ------------------------------------------------------

Adviser:    CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser: Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:   Daniel J. Fuss and Kathleen C. Gaffney
Category:   Corporate Income

Ticker Symbol:           Class A            Class B             Class C
                          NEFZX              NEZBX               NECZX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds, foreign debt instruments, including those in emerging markets and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

 . discounted share price compared to economic value

 . undervalued credit ratings with strong or improving credit profiles

 . yield premium relative to its benchmark

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

 . Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

 . Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

 . Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, foreign bonds and U.S. government securities.

 . The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

 . Invest in mortgage-backed securities, zero- coupon or pay-in-kind bonds, and stripped securities.

 . Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


--------------------------------------------------------------------------------
                                 Total Return
1996          1997         1998          1999          2000
--------------------------------------------------------------------------------
 .  Highest Quarterly Return: _____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lehman Universal Bond Index, an unmanaged index representing 85% of the return of the Lehman Brothers Aggregate Bond Index, 5% of the Lehman Brothers High Yield Corporate Bond Index, 4% of the Lehman Brothers Emerging Market Index, 5% of Eurodollar instruments and 1% of 144A Commercial Paper. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Multi-Sector Bond Average and Lipper Multi-Sector Income Average, each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index and the Lehman Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Multi-Sector Bond Average and Lipper Multi-Sector Income Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------
Average Annual Total Returns                                                  Since Class
(for the periods ended December 31, 2000)        Past 1 Year   Past 5 Years    Inception
------------------------------------------------------------------------------------------
Nvest Strategic Income Fund:
    Class A (inception 5/1/95)
    Class B (inception 5/1/95)
    Class C (inception 5/1/95)
------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index
------------------------------------------------------------------------------------------
Lehman Universal Bond Index
------------------------------------------------------------------------------------------
Morningstar Multi-Sector Bond Average
------------------------------------------------------------------------------------------
Lipper Multi-Sector Income Average
------------------------------------------------------------------------------------------

      Each Index is calculated from 4/30/95 for Classes A, B and C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Limited Term U.S. Government Fund

------------------------------------------------------
                     Fund Focus
------------------------------------------------------
                Stability        Income        Growth
------------------------------------------------------
High                X              X
------------------------------------------------------
Mod.
------------------------------------------------------
Low                                              X
------------------------------------------------------


------------------------------------------------------
                      Duration
------------------------------------------------------
              Short          Int.           Long
------------------------------------------------------
High                          X
------------------------------------------------------
Mod.
------------------------------------------------------
Low
------------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Category:    James S. Welch and J. Scott Nicholson
Managers:    Government Income

    Ticker Symbol:           Class A           Class B            Class C
                              NEFLX             NELBX              NECLX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. government securities, including bills, notes and bonds and pass through mortgage securities issued or guaranteed by the U.S. Treasury and other government agencies and zero-coupon bonds.

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristiccs and Back Bay Advisors may look for other characteristics if market conditions change:

 . average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or
  "Aaa" by Moody's Investors Service, Inc., ("Moody's")

 . effective duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment to the Fund.

 . It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

 . Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

 . Invest in investment-grade corporate notes and bonds (rated BBB or higher by S&P and Baa or higher by Moody's).

 . Invest in asset-backed securities (rated AAA by S&P or Aaa by Moody's).

 . Invest in foreign bonds denominated in U.S. dollars.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Foreign securities: Foreign bonds denominated in U.S. dollars may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: ____ Quarter ____, up %
 .  Lowest Quarterly Return:  ____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class inception if shorter) compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc, of the Morningstar Short Government Average and the Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Short Government Average and Lipper Short Int. U.S. Gov't Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                Past 1  Past 5  Past 10  Since Class
(for the periods ended December 31, 2000)    Year    Years   Years    Inception
--------------------------------------------------------------------------------
Nvest Limited Term U.S. Government Fund:
  Class A (inception 1/3/89)
  Class B (inception 9/27/93)
  Class C (inception 12/30/94)
--------------------------------------------------------------------------------
Lehman Int. Gov't Bond Index
--------------------------------------------------------------------------------
Morningstar Short Government Average
--------------------------------------------------------------------------------
Lipper Short Int. U.S. Gov't Average
--------------------------------------------------------------------------------

Each Index is calculated from 12/28/90 for Class A shares, 9/30/93 for Class B shares and 12/30/94 for Class C shares.

    For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Government Securities Fund

--------------------------------------------------
                    Fund Focus
--------------------------------------------------
              Stability       Income        Growth
--------------------------------------------------
High                            X
--------------------------------------------------
Mod.              X
--------------------------------------------------
Low                                           X
--------------------------------------------------

--------------------------------------------------
                     Duration
--------------------------------------------------
              Short            Int.          Long
--------------------------------------------------
High                                          X
--------------------------------------------------
Mod.
--------------------------------------------------
Low
--------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:    James S. Welch and J. Scott Nicholson
Category:    Government Income

     Ticker Symbol:            Class A           Class B
                                NEFUX             NEUBX


Investment Goal

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.


Principal Investment Strategies

Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

 . average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by Moody's Investors Service, Inc.

 .  average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

 . Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

 .  Invest in zero-coupon bonds.

 . Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)


Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


----------------------------------------------------------------------------
                                 Total Return
1991    1992    1993    1994    1995   1996    1997    1998    1999    2000

----------------------------------------------------------------------------

 .  Highest Quarterly Return: ____ Quarter ____, up %
 .  Lowest Quarterly Return: ____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. The Fund's returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Long Government Average and Lipper General Government Average ("Lipper General Gov't. Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Long Government Average and Lipper General Gov't. Average returns have been adjusted for these expenses but do not reflect any sales charges.

-----------------------------------------------------------------------------------------
Average Annual Total Returns                    Past 1   Past 5   Past 10    Since Class
(for the periods ended December 31, 2000)        Year     Years    Years      Inception
-----------------------------------------------------------------------------------------
Nvest Government Securities Fund:
    Class A (inception 9/16/85)
    Class B (inception 9/23/93)
-----------------------------------------------------------------------------------------
Lehman Gov't Bond Index
-----------------------------------------------------------------------------------------
Morningstar Long Government Average
-----------------------------------------------------------------------------------------
Lipper General Gov't Average
-----------------------------------------------------------------------------------------

Each Index is calculated from 12/28/90 for Class A shares and 9/30/93 for
                                Class B shares.

For actual past expenses of Classes A and B shares, see the section entitled
                            "Fund Fees & Expenses."

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees


(fees paid directly from your investment)
--------------------------------------------------------------------------------------------------------
                                          All Funds except
                                  Short Term Corporate Income Fund      Short Term Corporate Income
                                  and Limited Term U.S. Government      Fund and Limited Term U.S.
                                                Fund                         Government Fund
--------------------------------------------------------------------------------------------------------
                                  Class A      Class B    Class C     Class A     Class B    Class C
--------------------------------------------------------------------------------------------------------
Maximum sales charge (load)
   imposed on purchases (as        4.50%        None     1.00% (4)     3.00%       None      1.00% (4)
   a percentage of offering
   price)(1)(2)
--------------------------------------------------------------------------------------------------------
Maximum deferred sales
   charge (load) (as a
   percentage of original           (3)        5.00%     1.00%          (3)        5.00%     1.00%
   purchase price or
   redemption proceeds, as
   applicable)(2)
--------------------------------------------------------------------------------------------------------
Redemption fees                    None*        None*    None*         None*       None*     None*
--------------------------------------------------------------------------------------------------------


(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2) Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchanges or additional purchases of Class C shares.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


--------------------------------------------------------------------------------------------------------------------
                    Nvest Short Term Corporate          Nvest Bond Income Fund           Nvest High Income Fund
                            Income Fund
--------------------------------------------------------------------------------------------------------------------
                    Class A    Class B    Class C    Class A    Class B    Class C    Class A    Class B    Class C
--------------------------------------------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
--------------------------------------------------------------------------------------------------------------------
Other expenses
--------------------------------------------------------------------------------------------------------------------
Total annual fund
operating
expenses
--------------------------------------------------------------------------------------------------------------------
Fee waiver and/or
expense
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
reimbursement
----------------------------------------------------------------------------------------------------------------
Net Expenses
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                        Nvest Strategic Income Fund           Nvest Limited Term U.S.         Nvest Government
                                                                  Government Fund              Securities Fund
----------------------------------------------------------------------------------------------------------------
                      Class A     Class B     Class C     Class A     Class B     Class C    Class A     Class B
----------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
----------------------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------------------
Total annual fund
operating
expenses
----------------------------------------------------------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** CDC IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 0.90%, 1.65% and 1.65% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect until ________________ and will be reevaluated on an annual basis. Expense information has been restated to reflect these current fees.

Example

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .  You invest $10,000 in the Fund for the time periods indicated;

     .  Your investment has a 5% return each year; and

     .  A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                Nvest Short Term Corporate                Nvest Bond Income Fund                      Nvest High Income Fund
                       Income Fund
------------------------------------------------------------------------------------------------------------------------------------
               Class      Class           Class       Class       Class           Class       Class       Class           Class
                 A          B               C           A           B               C           A           B               C
------------------------------------------------------------------------------------------------------------------------------------
                        (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)             (1)     (2)     (1)     (2)
------------------------------------------------------------------------------------------------------------------------------------
1 year        $  389  $  669  $  169  $  367  $  267  $  545  $  676  $  176  $  375  $  275  $  575  $  708  $  208  $  406  $  406
------------------------------------------------------------------------------------------------------------------------------------
3 years       $  647  $  893  $  593  $  687  $  687  $  746  $  846  $  546  $  641  $  641  $  840  $  943  $  643  $  736  $  736
------------------------------------------------------------------------------------------------------------------------------------
5 years       $  924  $1,242  $1,042  $1,131  $1,131  $  964  $1,140  $  940  $1,031  $1,031  $1,124  $1,303  $1,103  $1,192  $1,192
------------------------------------------------------------------------------------------------------------------------------------
10            $1,712  $2,090  $2,090  $2,364  $2,364  $1,590  $1,843  $1,843  $2,123  $2,123  $1,933  $2,181  $2,181  $2,453  $2,453
years**
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         Nvest Strategic Income Fund                    Nvest Limited Term U.S.                 Nvest Government
                                                                            Government Fund                     Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                  Class    Class                  Class        Class         Class             Class        Class         Class
                    A        B                      C            A             B                 C            A             B
------------------------------------------------------------------------------------------------------------------------------------
                             (1)      (2)      (1)      (2)               (1)      (2)      (1)      (2)               (1)      (2)
------------------------------------------------------------------------------------------------------------------------------------
1 year            $  568   $  701   $  201   $  399   $  299   $  432   $  703   $  203   $  401   $  301   $  583   $  716   $  216
------------------------------------------------------------------------------------------------------------------------------------
3 years           $  819   $  921   $  621   $  715   $  715   $  711   $  927   $  627   $  721   $  721   $  864   $  967   $  667
------------------------------------------------------------------------------------------------------------------------------------
5 years           $1,088   $1,266   $1,066   $1,156   $1,156   $1,011   $1,277   $1,077   $1,166   $1,166   $1,165   $1,345   $1,145
------------------------------------------------------------------------------------------------------------------------------------
10 years**        $1,856   $2,106   $2,106   $2,379   $2,379   $1,861   $2,154   $2,154   $2,400   $2,400   $2,019   $2,267   $2,267
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Short Term Corporate Income, Bond Income, High Income, Strategic Income Funds) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Extension Risk (Strategic Income, Bond Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (Strategic Income, Municipal Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Strategic Income Fund) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Funds' Investment Adviser and Subadvisers

The Nvest Funds family includes 28 mutual funds with a total of ____ billion in assets under management as of ________. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Nvest Bond Funds (the "Funds" or each a "Fund"), which along with the Nvest Stock Funds, Nvest Star Funds, Kobrick Funds, Nvest AEW Real Estate Fund and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS Advisors, L.P.

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of _______, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had _______132 billion in assets under management. CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. The subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in _____ as a percentage of each Fund's average daily net assets were _____ for Nvest Short Term Corporate Income Fund_______ (after waiver or reimbursement), _____ for Nvest Bond Income Fund, _____ for Nvest High Income Fund, _____ for Nvest Strategic Income Fund, ____ for Nvest Limited Term U.S. Government Fund, _______ for Nvest Government Securities Fund.

Subadvisers

Back Bay, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund and Government Securities Fund. Back Bay Advisors is a subsidiary of CDC IXIS Asset Management - North America. Back Bay Advisors, founded in 1986, provides discretionary investment management services for __________ in assets as of _______ for mutual funds and other institutional investors.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with __________ in assets under management as of ________. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors Back Bay Advisors or Loomis Sayles. In placing trades Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managerss

J. Scott Nicholson

Scott Nicholson has been the lead portfolio manager of Short Term Corporate Income Fund since October 1991, including when it was known as Adjustable Rate U.S. Government Fund. He has also served as co-manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. Mr. Nicholson, Senior Vice President of Back Bay Advisors, joined the company in 1986. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 23 years of investment experience.

Richard G. Raczkowski

Richard Raczkowski has served as a portfolio manager of Bond Income Fund and Short Term Corporate Income Fund since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was senior consultant at Hagler Bailly Consulting from mid 1996 until December 1997. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has 16 years of investment experience.

Peter W. Palfrey

Peter Palfrey has served the Bond Income Fund as co-manager from May 1999 until September 1999 and then as lead manager thereafter. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr. Palfrey received his B.A. from Colgate University and has over 18 years of investment experience.

Michael J. Millhouse

Michael Millhouse has co-managed High Income Fund since May 2000. Mr. Millhouse is Executive Vice President, Chief Investment Officer and Director of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1992. Mr. Millhouse is also a Chartered Financial Analyst and Chartered Investment Counselor. He received a B.S. and an M.B.A. from Indiana University and has 23 years of investment experience.

Curt A. Mitchell

Curt Mitchell has co-managed High Income Fund since May 2000. Mr. Mitchell is Vice President, Portfolio Manager and Manager of Fixed Income Trading of Loomis Sayles. He began his investment career in 1986 and has been at Loomis Sayles since 1995. Prior to joining Loomis Sayles, he was a Fixed Income Portfolio Manager with Firststar Investment Research & Management Company. Mr. Mitchell is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Illinois, a B.S. from Illinois Wesleyan University and 14 years of investment experience.

Daniel J. Fuss

Daniel Fuss has managed Strategic Income Fund since May 1995. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss is also a Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has 33 years of investment experience.

Kathleen C. Gaffney

Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of Strategic Income Fund since April 1996. Ms. Gaffney, a Chartered Financial Analyst, joined Loomis Sayles in 1984 and is now a Vice President of the company. She holds a B.A. from the University of Massachusetts at Amherst and has 16 years of investment experience.

James S. Welch

James Welch has served as lead manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. He also serves the Municipal Income Fund as co-portfolio manager. Mr. Welch, Senior Vice President of Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 11 years of investment experience.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Classes A, B and C shares to the public, except Government Securities Fund which offers only Class A and Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

 . You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 . You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

 . You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class B Shares

 . You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

 .  You pay higher annual expenses than Class A shares.

 . You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

 . Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

 . Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class C Shares

 . You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 .  You pay higher annual expenses than Class A shares.

 . You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

 . Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

 . Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.


                                                               Class A Sales Charges
------------------------------------------------------------------------------------------------------------------
                             Bond Income  High Income  Strategic Income          Short Term Corporate Income
                               Government Securities   Strategic Income         Limited Term U.S. Government
------------------------------------------------------------------------------------------------------------------
        Your                 As a % of offering         As a % of your      As a % of offering     As a % of your
     Investment                    price                  investment              price              investment
------------------------------------------------------------------------------------------------------------------
Less than    $ 50,000              5.75%                    6.10%                 5.75%                6.10%
------------------------------------------------------------------------------------------------------------------
$  50,000    $ 99,999              4.50%                    4.71%                 4.50%                4.71%
------------------------------------------------------------------------------------------------------------------
$ 100,000    $249,999              3.50%                    3.63%                 3.50%                3.63%
------------------------------------------------------------------------------------------------------------------
$ 250,000    $499,999              2.50%                    2.56%                 2.50%                2.56%
------------------------------------------------------------------------------------------------------------------
$ 500,000    $999,999              2.00%                    2.04%                 2.00%                2.04%
------------------------------------------------------------------------------------------------------------------
$1,000,000 or more*                0.00%                    0.00%                 0.00%                0.00%
------------------------------------------------------------------------------------------------------------------

* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge ("CDSC") of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

----------------------------------------------------------------
           Class B Contingent Deferred Sales Charges
----------------------------------------------------------------
Year Since Purchase         CDSC on Shares Being Sold
----------------------------------------------------------------
        1st                           5.00%
----------------------------------------------------------------
        2nd                           4.00%
----------------------------------------------------------------
        3rd                           3.00%
----------------------------------------------------------------
        4th                           3.00%
----------------------------------------------------------------
        5th                           2.00%
----------------------------------------------------------------
        6th                           1.00%
----------------------------------------------------------------
    Thereafter                        0.00%
----------------------------------------------------------------

Class C Shares

The offering price of Class C shares is their net asset value, plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.


      Class C Contingent Deferred Sales Charges
-----------------------------------------------------
  Year Since Purchase       CDSC on Shares Being Sold
---------------------       -------------------------
          1st                         1.00%
      Thereafter                      0.00%

Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

 . is calculated based on the number of shares you are selling;

 . is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

 . is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

 . for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:
 . increases in net asset value above the purchase price; or

 . shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Funds

If you exchange shares of a Fund into shares of the a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------

Ways to Reduce or Eliminate Sales Charges

Class A or C Shares

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

 . Letter of Intent -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

 . Combining Accounts -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

 . Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

 . Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

 . Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

 .  Participants in certain Retirement Plans with at least 100 eligible employees
   (one-year CDSC may apply);

 . Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;

 . Investments of $250,000 or more in Short Term Corporate Income Fund or $5 million or more in Limited Term U.S. Government Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity; and

 . Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a front-end sales charge) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.


Classes A, B or C Shares

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

 . to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

 .  to make payments through a systematic withdrawal plan; or

 .  due to shareholder death or disability.


If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information for details.

Fund Services
-------------

It's Easy to Open and Account

To Open an Account with Nvest Funds:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:



                                                                                Minimum to Open
                                                       Minimum to Open          an Account Using              Minimum for
               Type of Account                            an Account           Investment Builder          Existing Accounts
 Any account other than those listed below                 $ 2,500                  $ 100                        $ 100

 Accounts registered under the Uniform Gifts
 to Minors Act ("UGMA") or the Uniform
 Transfers to Minors Act ("UTMA")                          $ 2,500                  $ 100                        $ 100

 Individual Retirement Accounts ("IRAs")                   $   500                  $ 100                        $ 100

 Retirement plans with tax benefits such as
 corporate pension, profit sharing and Keogh
 plans                                                     $   250                  $ 100                        $ 100

 Payroll Deduction Investment Programs for
 SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
 certain other retirement plans                            $    25                    N/A                        $  25

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Nvest Funds Personal Access Line(R)

800-225-5478, press 1

Nvest Funds Web Site

www.nvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

 . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

 . review your account balance, recent transactions, Fund prices and recent performance;

 . order duplicate account statements; and

 . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
-------------

Buying Shares

                                     Opening an                                    Adding to an
                                       Account                                        Account
Through Your Investment Dealer
                       .  Call your investment dealer for            .  Call your investment dealer for
                          information.                                  information.

By Mail
                       .  Make out a check in U.S. dollars for       .  Make out a check in U.S. dollars for
                          the investment amount, payable to             the investment amount, payable to
                          "Nvest Funds." Third party checks             "Nvest Funds." Third party checks
                          and "starter" checks will not be              and "starter" checks will not be
                          accepted.                                     accepted.
[envelope icon]        .  Mail the check with your completed         .  Fill out the detachable investment
                          application to Nvest Funds, P.O. Box          slip from an account statement. If
                          8551, Boston, MA 02266-8551                   no slip is available, include with the
                                                                        check a letter specifying the Fund
                                                                        name, your class of shares, your
                                                                        account number and the registered
                                                                        account name(s). To make
                                                                        investing even easier, you can order
                                                                        more investment slips by calling
                                                                        800-225-5478.

By Exchange
                       .  The exchange must be for a                 .  The exchange must be for a
                          minimum of $1,000 or for all of your          minimum of $1,000 or for all of
                          shares.                                       your shares.

[exchange icon]        .  Obtain a current prospectus for the        .  Call your investment dealer or
                          Fund into which you are exchanging            Nvest Funds at 800-225-5478 or
                          by calling your investment dealer or          visit www.nvestfunds.com to
                          Nvest Funds at 800-225-5478.                  request an exchange.
                       .  Call your investment dealer or             .  See the section entitled
                          Nvest Funds to request an exchange.           "Exchanging Shares" for more
                                                                        details.
                       .  See the section entitled "Exchanging
                          Shares" for more details.

By Wire
                       .  Call Nvest Funds at 800-225-5478           .  Visit www.nvestfunds.com to add
                          to obtain an account number and               shares to your account by wire.
                          wire transfer instructions.  Your
                          bank may charge you for such a
                          transfer.
[wire icon]                                                          .  Instruct your bank to transfer funds
                                                                        to State Street Bank & Trust
                                                                        Company, ABA# 011000028, and
                                                                        DDA # 99011538.


                                                                                            .  Specify the Fund name, your class
                                                                                               of shares, your account number and
                                                                                               the registered account name(s).
                                                                                               Your bank may charge you for such
                                                                                               a transfer.

Automatic Investing Through Investment Builder
                                                  .  Indicate on your application that you  .  Please call Nvest Funds at 800-225-
                                                     would like to begin an automatic          5478 for a Service Options Form.
                                                     investment plan through Investment        A signature guarantee may be
                                                     Builder and the amount of the             required to add this privilege.
                                                     monthly investment ($100
                                                     minimum).
                                                  .  Send a check marked "Void" or a        .  See the section entitled "Additional
[builder icon]                                       deposit slip from your bank account       Investor Services".
                                                     along with your application.

Through Automated Clearing House ("ACH")
                                                  .  Ask your bank or credit union          .  Call Nvest Funds at 800-225-5478
                                                     whether it is a member of the ACH         or visit www.nvestfunds.com to add
                                                     system.                                   shares to your account through
                                                                                               ACH.

                                                  .  Complete the "Telephone                .  If you have not signed up for the
[ACH icon]                                           Withdrawal and Exchange" and              ACH system, please call Nvest
                                                     "Bank Information" sections on your       Funds for a Service Options Form.
                                                     account application.                      A signature guarantee may be
                                                                                               required to add this privilege.
                                                  .  Mail your completed application to
                                                     Nvest Funds, P.O. Box 8551,
                                                     Boston, MA 02266-8551.

Fund Services
-------------

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer
                                      .      Call your investment dealer for information.

By Mail
                                      .       Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
[envelope icon]                       .       The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                                      .       Mail your request by regular mail to Nvest Funds, P.O. Box 8551, Boston, MA
                                              02266-8551 or by registered, express or certified mail to Nvest Funds, 66 Brooks
                                              Drive, Braintree, MA 02184.
                                      .       Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

By Exchange
                                      .       Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.
[exchange icon]                       .       Call Nvest Funds or visit www.nvestfunds.com to request an exchange.
                                      .       See the section entitled "Exchanging Shares" for more details.

By Wire
                                      .       Fill out the "Telephone Withdrawal and Exchange" and "Bank Information"
                                              sections on your account application.
[wire icon]                           .       Call Nvest Funds at 800-225-5478, visit www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                                      .       Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House
                                      .       Ask your bank or credit union whether it is a member of the ACH system.
                                      .       Complete the "Telephone Withdrawal and Exchange" and "Bank Information"
                                              sections on your account application.
[ ACH icon]                           .       If you have not signed up for the ACH system on your application, please call
                                              Nvest Funds at 800-225-5478 for a Service Options Form.
                                      .       Call Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.
                                      .       Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

By Systematic Withdrawal Plan

                      . Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

[systematic icon]     .  Because withdrawal payments may have tax consequences,
                         you should consult your tax adviser before establishing such a plan.


By Telephone

                      . You may receive your proceeds by mail, by wire or through ACH (see above).

[telephone icon]      .  Call Nvest Funds at 800-225-5478 to choose the method
                         you wish to use to redeem your shares.


By Check (for Class A shares of Short Term Corporate Income Fund and Limited Term U.S. Government Fund only)


                      . Select the check writing option on your account application and complete the attached signature card.

[check icon]          .  To add this privilege to an existing account, call
                         Nvest Funds at 800-225-5478 for a Service Options Form.

                      .  Each check must be written for $500 or more.

                      . You may not close your account by withdrawal check. Please call your financial representative or Nvest Funds to close an account.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

 .  your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .  a financial representative or securities dealer;

 .  a federal savings bank, cooperative, or other type of bank;

 .  a savings and loan or other thrift institution;

 .  a credit union; or

 .  a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

Seller (Account Type)                              Requirements for Written Requests
Individual, joint, sole proprietorship,            .  The request must include the signatures of all persons
UGMA/UTMA (minor accounts)                            authorized to sign, including title, if applicable.
                                                   .  Signature guarantee, if applicable (see above).

Corporate or association accounts                  .  The request must include the signatures of all persons
                                                      authorized to sign, including title.

Owners or trustees of trust accounts               .  The request must include the signatures of all trustees authorized to sign, including title.
                                                   .  If the names of the trustees are not registered on the
                                                      account, please provide a copy of the trust document
                                                      certified within the past 60 days.
                                                   .  Signature guarantee, if applicable (see above).

Joint tenancy whose co-tenants are deceased        .  The request must include the signatures of all surviving tenants of the account.
                                                   .  Copy of the death certificate.
                                                   .  Signature guarantee if proceeds check is issued to other than the surviving tenants.

Power of Attorney (POA)                            .  The request must include the signatures of the attorney-
                                                      in-fact, indicating such title.

                                                     .  A signature guarantee.
                                                     .  Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and
                                                        account number, and certified within 30 days of receipt
                                                        of instructions.*

Qualified retirement benefit plans (except Nvest     .  The request must include the signatures of all those
Funds prototype documents)                              authorized to sign, including title.
                                                     .  Signature guarantee, if applicable (see above).

Executors of estates, administrators, guardians,     .  The request must include the signatures of all those
conservators                                            authorized to sign, including capacity.
                                                     .  A signature guarantee.
                                                     .  Certified copy of court document where signer derives
                                                        authority, e.g.: Letters of Administration,
                                                        Conservatorship and Letters Testamentary.*

Individual Retirement Accounts                       .  Additional documentation and distribution forms are
                                                        required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services
-------------

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                               Situation
 .  The Fund may suspend the right of redemption or        .  When the New York Stock Exchange (the
   postpone payment for more than 7 days:                    "Exchange") is closed (other than a weekend/holiday)
                                                          .  During an emergency
                                                          .  Any other period permitted by the SEC
 .  The Fund reserves the right to suspend account         .  With a notice of a dispute between registered owners
   services or refuse transaction requests:               .  With suspicion/evidence of a fraudulent act
 .  The Fund may pay the redemption price in whole         .  When it is detrimental for the Fund to make cash
   or in part by a distribution in kind of readily           payments as determined in the sole discretion of the
   marketable securities in lieu of cash or may take up      Adviser or subadviser
   to 7 days to pay a redemption request in order to
   raise capital:

The Fund may withhold redemption proceeds until the       .  When redemptions are made within 10 calendar days of
check or funds have cleared:                                 purchase by check or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value = Total market value of securities + Cash and other assets -
                  Liabilities
                  -----------------------------------------------------------
                  Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 .    A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 .    The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 .    Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 .    A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
     U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services

Dividends and Distributions

The Funds generally distributes most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

 . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Nvest Fund.

 .  Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. Class A shares of the Limited Term U.S. Government Fund pay a distribution fee of 0.10% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares) Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Services
-------------

Additional Investor Services

Retirement Plans

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Nvest Funds have an automatic exchange plan under which shares of a class of another Nvest Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.


Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest Funds Web Site

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

Fund Performance
----------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ____________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Nvest Short Term Corporate Income Fund TO BE UPDATED

------------------------------------------------------------------------------------------------------------------------------------
                                        Class A                          Class B                             Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               December 7, 1998(a)     Year Ended
                                 Year Ending December 31,         Year Ending December 31,     through December 31,    December 31,
                               1996  1997  1998  1999  2000    1996  1997  1998  1999  2000            1998            1999   2000

Net Asset Value, Beginning of
 the Period
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
 Investment Operations
Net Investment Income (Loss)
Net Realized And Unrealized
 Gain (Loss) On Investments
Total From Investment
 Operations
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net
 Investment Income
Total Distributions
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 Of Period

Total Return (%)(c)
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)(b)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
------------------------------------------------------------------------------------------------------------------------------------

     (a) Commencement of Operations.

     (b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

     (c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

     (d) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).

     (e) Computed on an annualized basis.

     (f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

                     Nvest Bond Income Fund  TO BE UPDATED

---------------------------------------------------------------------------------------------------------------------------------
                                       Class A                             Class B                           Class C
---------------------------------------------------------------------------------------------------------------------------------
                               Year Ending December 31,           Year Ending December 31,           Year Ending December 31,
                           1996   1997   1998   1999   2000   1996   1997   1998   1999   2000   1996   1997   1998   1999   2000
Net Asset Value,
 Beginning of the Year
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
 Investment Operations
Net Investment Income
 (Loss)
Net Realized and
 Unrealized
 Gain (Loss) on
 Investments
Total from Investment
 Operations
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution from Net
 Investment Income
Distribution in Excess
 of Net Investment
 Income
Distributions from Net
 Realized Capital Gains
Distributions in Excess
 of Net Realized Capital
 Gains
Total Distributions
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Year
Total Return (%)(a)
---------------------------------------------------------------------------------------------------------------------------------
Ratios and
Supplemental Data
Ratio of Operating
 Expenses to Average
 Net Assets (%)
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (%)
Portfolio Turnover Rate
 (%)
Net Assets, End of Year
 (000)
------------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(b) Amount rounds to less than $0.01.

                     Nvest High Income Fund  TO BE UPDATED

-----------------------------------------------------------------------------------------------------------------------------------
                                         Class A                              Class B                          Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      March 2,      Year Ended
                                                                                                      1998(a)      December 31,
                                                                                                      through
                                Year  Ending December 31,             Year Ending December 31,      December 31,
                               1996  1997  1998  1999  2000         1996  1997  1998  1999  2000        1998      1999      2000
Net Asset Value, Beginning of
  the Period
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
  Investment Operations
Net Investment Income (Loss)
Net Realized And Unrealized
  Gain (Loss) On Investments
Total From Investment
  Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net
  Investment Income
Distributions in Excess of Net
  Investment Income
Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
  Period

Total Return (%)(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to
  Average Net Assets (%)(b)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of Operations.
(b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(d) Computed on an annualized basis.

Nvest Strategic Income Fund TO BE UPDATED

-----------------------------------------------------------------------------------------------------------------------------------
                                         Class A                          Class B                             Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                 Year Ending December 31,         Year Ending December 31,            Year Ending December 31,
                               1996  1997  1998  1999  2000     1996  1997  1998  1999  2000        1996  1997  1998  1999  2000
Net Asset Value, Beginning of
  the Period
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
  Operations
Net Investment Income (Loss)
Net Realized And Unrealized
  Gain (Loss) On Investments
Total From Investment
  Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net Investment
  Income
Distributions in Excess of Net
  Investment Income
Distributions From Net Realized
  Capital Gains
Distributions in Excess of Net
  Realized Capital Gains
Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period

Total Return (%)(c)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to
  Average Net Assets (%)(b)
Ratio of Net Investment
  Income (Loss) to Average
  Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of Operations.
(b) Computed on an annualized basis.

(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(d) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

(e) Amount rounds to less than $0.01.

Nvest Limited Term U.S. Government Fund TO BE UPDATED

------------------------------------------------------------------------------------------------------------------------------------
                                            Class A                         Class B                         Class C
------------------------------------------------------------------------------------------------------------------------------------
                                   Year Ending December 31,          Year Ending December 31,         Year Ending December 31,
                                1996  1997  1998  1999   2000       1996  1997  1998  1999  2000     1996  1997  1998  1999  2000
Net Asset Value, Beginning
 of Year
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
 Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized
 Gain (Loss) on Investments
Total From Investment
 Operations
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net
 Investment Income
Distributions in Excess of
  Net Investment Income
Total Distributions

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
 Period

Total Return (%)(a)
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)
Ratio of Net Investment
 Income (Loss) to Average Net
  Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of
 Year (000)
------------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

                Nvest Government Securities Fund TO BE UPDATED

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A                               Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Year Ending December 31,                 Year Ending December 31,
                                                      1996    1997    1998    1999    2000    1996    1997    1998    1999    2000
Net Asset Value, Beginning of the Year
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
  Investments

Total From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net Investment Income
Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Year
Total Return (%)(a)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets (%)
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B shares is not reflected in total return calculations.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

       If you would like more information about the Funds, the following documents are available free upon request:

  Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To reduce costs, we mail one copy per household. For more copies call CDC IXIS
                    Distributors, L.P. at the number below.

Statement of Additional Information (SAI) -- Provides more detailed information about the Funds, has been filed with the SEC and is incorporated into this
                           Prospectus by reference.

  To order a free copy of the Fund's annual or semiannual report or its SAI, contact your financial representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                           Telephone: 800-225-5478
                         Internet: www.nvestfunds.com

Your financial representative or Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

           You can review and copy a Fund's reports and SAIs at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing or calling the Public Reference Room of the SEC,
             Washington, D.C. 20549-0102 Telephone: 1-202-942-8090

CDC IXIS Distributors, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their
                          Web site at www.NASDR.com.

                                  Nvest Funds

                                  Bond Funds

                    Nvest Short Term Corporate Income Fund

                           Nvest Bond Income Fund

                            Nvest High Income Fund

                          Nvest Strategic Income Fund

                    Nvest Limited Term U.S. Government Fund

                       Nvest Government Securities Fund





                  (Investment Company Act File No. 811-4323)

                   (Investment Company Act File No. 811-242)

Nvest Funds(SM)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

      Nvest

 Bond Funds - Class Y Shares

                               Corporate Income
                                Nvest Short Term Corporate Income Fund
                                       Back Bay Advisors, L.P.
                                Nvest Bond Income Fund
                                       Back Bay Advisors, L.P.
                                Nvest High Income Fund
                                       Loomis, Sayles & Company, L.P.
                                Nvest Strategic Income Fund
                                       Loomis, Sayles & Company, L.P.

                               Government Income
                                Nvest Limited Term U.S. Government Fund
                                       Back Bay Advisors, L.P.
                                Nvest Government Securities Fund
                                       Back Bay Advisors, L.P.


[photo]

                                  Prospectus
                                  May 1, 2001


                                 What's Inside

                           Goals, Strategies & Risks
                                    Page X

                             Fund Fees & Expenses
                                    Page X

                                Management Team
                                    Page X

                                 Fund Services
                                    Page X

                                Fund Performance
                                    Page X

 The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                    Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents


Goals, Strategies & Risks

Nvest Short Term Corporate Income Fund
Nvest Bond Income Fund
Nvest High Income Fund
Nvest Strategic Income Fund
Nvest Limited Term U.S. Government Fund
Nvest Government Securities Fund


Fund Fees & Expenses

Fund Fees & Expenses


More About Risk

More About Risk


Management Team

Meet the Funds' Investment Advisers and Subadvisers
Meet the Funds' Portfolio Managers


Fund Services

It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares Are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers


Fund Performance

Nvest Short Term Corporate Income Fund
Nvest Bond Income Fund
Nvest High Income Fund
Nvest Strategic Income Fund
Nvest Limited Term U.S. Government Fund
Nvest Government Securities Fund
Glossary of Terms


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------
Nvest Short Term Corporate Income Fund


                                                  Fund Focus
                              --------------------------------------------------
                                              Stability     Income     Growth
                              --------------------------------------------------
                              High                X
                              --------------------------------------------------
                              Mod.                            X
                              --------------------------------------------------
                              Low                                        X
                              --------------------------------------------------


                                                Duration
                              --------------------------------------------------
                                              Short        Int.        Long
                              --------------------------------------------------
                              High              X
                              --------------------------------------------------
                              Mod.
                              --------------------------------------------------
                              Low
                              --------------------------------------------------


Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:    J. Scott Nicholson and Richard G. Raczkowski
Category:    Corporate Income

Investment Goal

The Fund seeks a high level of current income consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest primarily in corporate bonds, but will invest at least 10% of its assets in securities issued by the U.S. Treasury or other U.S. government agencies. The Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign securities and up to 10% of its assets in securities denominated in foreign currencies (and related currency hedging transactions). It may also invest up to 10% of its assets in lower-rated bonds, which may include emerging market bonds (rated BB or lower by Standard & Poor's Ratings Group ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks corporate, mortgage-related or U.S. government securities that give the Fund's portfolio the following characteristics, although not all of the securities selected will have these characteristics and Back Bay Advisors may look for other characteristics if market conditions change:

[X]  average credit rating of "A" by S&P or Moody's
[X]  average maturity of 3 years or less

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio manager to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the corporate and mortgage marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The short-term maturity of the Fund's investments creates the opportunity for greater price stability in addition to the conservative income-producing capabilities of higher quality fixed-income securities.

The Fund may:

 . Invest in Rule 144A securities, collateralized mortgage obligations, asset-backed securities and zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The returns shown are those of the Fund's Classes A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Classes A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses. The Fund, formerly known as Adjustable Rate U.S. Government Fund, changed its name and investment policies on December 1, 1998. The bar chart and table reflect results achieved under different investment policies prior to December 1, 1998. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
     1992    1993    1994    1995    1996    1997    1998    1999    2000
--------------------------------------------------------------------------------
(triangle up)    Highest Quarterly Return: ____ Quarter ____, up %
(triangle down)  Lowest Quarterly Return:  ____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Mutual Fund Short (1-5) Investment Grade Debt Index (the "Lehman Short Index"), an unmanaged index of corporate bonds with maturities between one and five years. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Short Term Bond Average and the Lipper Short Term Investment Grade Average, each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge you may be required to pay when you buy or redeem the Fund's shares. The Lehman Short Index percentages have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Short Term Bond Average and Lipper Short Term Investment Grade Average percentages have been adjusted for these expenses but do not reflect any sales charges.

Average Annual Total Returns                       Past      Past    Since Class
(for the periods ended December 31, 2000)         1 Year    5 Years   Inception
-------------------------------------------------------------------------------
Nvest Short Term Corporate Income Fund
   Class A (inception 10/18/91)
   Class B (inception 9/13/93)
   Class C (inception 12/7/98)
-------------------------------------------------------------------------------
Lehman Mutual Fund Short (1-5) Investment
   Grade Index
-------------------------------------------------------------------------------
Morningstar Short Term Bond Average
-------------------------------------------------------------------------------
Lipper Short Term Investment Grade Average
-------------------------------------------------------------------------------
Each Index is calculated from 10/31/91 for Class A shares, 9/30/93 for Class B shares and 12/31/98 for Class C shares.

     For actual past expenses of Class Y shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Bond Income Fund

                     -----------------------------------------------------------
                                                     Fund Focus
                     -----------------------------------------------------------
                                      Stability        Income         Growth
                     -----------------------------------------------------------
                     High                                 X
                     -----------------------------------------------------------
                     Mod.                  X
                     -----------------------------------------------------------
                     Low                                                 X
                     -----------------------------------------------------------

                                                      Duration
                     -----------------------------------------------------------
                                        Short           Int.           Long
                     -----------------------------------------------------------
                     High                                 X
                     -----------------------------------------------------------
                     Mod.
                     -----------------------------------------------------------
                     Low
                     -----------------------------------------------------------

Adviser:    CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser: Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:   Peter W. Palfrey and Richard G. Raczkowski
Category:   Corporate Income

   Ticker Symbol:                                                  Class Y
                                                                   NERYX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's")) and will generally maintain an average effective maturity of ten years or less. The Fund may also purchase lower-quality bonds (those rated below BBB by S&P and below Baa by Moody's).

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

[X]  fixed charge coverage

[X]  the relationship between cash flows and dividend obligations

[X]  the experience and perceived strength of management

[X]  price responsiveness of the security to interest rate changes

[X]  earnings prospects

[X]  debt as a percentage of assets

[X]  borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer's financial outlook is solid. This may create an opportunity for higher return.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may:

 . Invest in foreign securities, including those of emerging markets, and related currency hedging transactions.

 . Invest in Rule 144A and mortgage-backed securities.

 . Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance
--------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                 Total Return
    1995         1996         1997          1998           1999          2000
--------------------------------------------------------------------------------

(triangle up)    Highest Quarterly Return: _____ Quarter ____, up  %
(triangle down)  Lowest Quarterly Return: _____ Quarter ____, down  %

The table below shows the Fund's average annual total returns for the one- year, five year and since-inception periods com-pared to those of the Lehman Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Intermediate Term Bond Average ("Morningstar Int. Bond Average") and Lipper Intermediate Investment Grade Debt Average ("Lipper Int. Invest. Grade Debt Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Aggregate Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Int. Bond Average and Lipper Int. Invest. Grade Debt Average returns have been adjusted for these expenses.

---------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                       Since Class
(for the periods ended December 31, 2000)     Past 1 Year       Past 5 Years        Inception
---------------------------------------------------------------------------------------------------
Nvest Bond Income Fund:
  Class Y (inception 12/30/94)
---------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index
---------------------------------------------------------------------------------------------------
Morningstar Int. Bond Avg.
---------------------------------------------------------------------------------------------------
Lipper Int. Invest. Grade Debt Avg.
---------------------------------------------------------------------------------------------------

            Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest High Income Fund

                        ------------------------------------------------------
                                                  Fund Focus
                        ------------------------------------------------------
                                   Stability        Income         Growth
                        ------------------------------------------------------
                        High                           X
                        ------------------------------------------------------
                        Mod.                                          X
                        ------------------------------------------------------
                        Low             X
                        ------------------------------------------------------

                        ------------------------------------------------------
                                                   Duration
                        ------------------------------------------------------
                                      Short           Int.           Long
                        ------------------------------------------------------
                        High
                        ------------------------------------------------------
                        Mod.
                        ------------------------------------------------------
                        Low                            X
                        ------------------------------------------------------

Adviser:    CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser: Loomis, Sayles & Company, L.P. ("Loomis Sayles")

Managers:   Michael Millhouse and Curt Mitchell
Category:   Corporate Income

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities, commonly known as "junk bonds." Junk bonds are generally rated below BBB by Standard & Poor's Ratings Group ("S&P") and below Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund will normally invest at least 80% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following, although not all securities selected will have these characteristics:

[X]  issuer debt and debt maturity schedules

[X]  earnings prospects

[X]  responsiveness to changes in interest rates

[X]  experience and perceived strength of management

[X]  borrowing requirements and liquidation value

[X]  market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

 . Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio manager takes advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

 . Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company's potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

 . Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond's relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

 . Loomis Sayles seeks to diversify the Fund's holdings to reduce the inherent risk in lower-quality fixed-income securities. The Fund's portfolio will generally include 45 to 50 holdings across many industries.

The Fund may:

 . Invest in zero-coupon, pay-in-kind and Rule 144A securities.

 . Purchase higher quality debt securities (such as U.S. government securities and obligations of U.S. banks with at least $2 billion of deposits) for temporary defensive purposes in response to adverse market, economic or political conditions, such as a rising trend in interest rates. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. "Junk Bonds" are considered predominantly speculative with respect to the issuer's con tinuing ability to make prinicpal and interst payments.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Evaluating the Fund's Past Performance
--------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The returns shown are those of the Fund's Classes A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Classes A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares
are subject to sales charges and higher expenses.    The Fund's past performance
does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on July 1, 1996. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to July 1, 1996.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

----------------------------------------------------------------------------
                                Total Return
    1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
----------------------------------------------------------------------------

(triangle up)   Highest Quarterly Return: _____ Quarter ____, up  %
(triangle down) Lowest Quarterly Return: _____ Quarter ____, down  %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman High Yield Composite Index, a market-weighted unmanaged index of fixed-rate, non-investment grade debt. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar High Yield Bond and Lipper High Current Yield Averages each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar High Yield Bond Average and Lipper High Current Yield Average returns have been adjusted for these expenses but do not reflect any sales charges.


Average Annual Total Returns                 Past 1         Past 5         Past 10         Since Class
(for the periods ended December 31, 2000)     Year          Years          Years            Inception
-----------------------------------------------------------------------------------------------------------
Nvest High Income Fund:
      Class A (inception 2/22/84)
      Class B (inception 9/20/93)
      Class C (inception 3/2/98)
-----------------------------------------------------------------------------------------------------------
Lehman High Yield Composite Index
-----------------------------------------------------------------------------------------------------------
Morningstar High Yield Bond Average
-----------------------------------------------------------------------------------------------------------
Lipper High Current Yield Average
-----------------------------------------------------------------------------------------------------------

  Each Index is calculated from ______ for Class A shares, ______ for Class B shares and ______ for Class C shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------
Nvest Strategic Income Fund


------------------------------------------------------
                      Fund Focus
------------------------------------------------------
            Stability        Income         Growth
------------------------------------------------------
High                            X
------------------------------------------------------
Mod.                                           X
------------------------------------------------------
Low           X
------------------------------------------------------


------------------------------------------------------
                       Duration
------------------------------------------------------
            Short           Int.           Long
------------------------------------------------------
High
------------------------------------------------------
Mod.                                         X
------------------------------------------------------
Low
------------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:    Daniel J. Fuss and Kathleen C. Gaffney
Category:    Corporate Income

    Ticker Symbol:                           Class Y
                                             NEZYX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in debt instruments (including lower-quality securities) with a focus on U.S. corporate bonds, foreign debt instruments, including those in emerging markets and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers shift the Fund's assets among various bond segments based upon changing market conditions.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

[X]  discounted share price compared to economic value
[X]  undervalued credit ratings with strong or improving credit profiles
[X]  yield premium relative to its benchmark

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

 .    Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

 .    Loomis Sayles seeks to buy bonds at a discount -- bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

 .    Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach offers investors one-stop access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, foreign bonds and U.S. government securities.

 .    The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other bond segments as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

The Fund may:

 .    Invest in mortgage-backed securities, zero- coupon or pay-in-kind bonds, and stripped securities.

 .    Invest substantially all of its assets in U.S. government securities for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Equity securities: Subject to market risks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-backed securities.

Evaluating the Fund's Past Performance
--------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

-------------------------------------------------------------------------------
                                      Total Return
    1996    1997    1998    1999    2000
-------------------------------------------------------------------------------

(triangle up)   Highest Quarterly Return: _____ Quarter ____, up  %
(triangle down) Lowest Quarterly Return: _____ Quarter ____, down  %

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Lehman Aggregate Bond Index, a market-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools. They are also compared to the Lehman Universal Bond Index, an unmanaged index representing 85% of the return of the Lehman Brothers Aggregate Bond Index, 5% of the Lehman Brothers High Yield Corporate Bond Index, 4% of the Lehman Brothers Emerging Market Index, 5% of Eurodollar instruments and 1% of 144A Commercial Paper.
They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Multi-Sector Bond Average and Lipper Multi-Sector Income Average, each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Aggregate Bond Index and the Lehman Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Multi-Sector Bond Average and Lipper Multi-Sector Income Average returns have been adjusted for these expenses but do not reflect any sales charges.

-------------------------------------------------------------------------------
Average Annual Total Returns                                    Since Class
(for the periods ended December 31, 2000)      Past 1 Year       Inception
-------------------------------------------------------------------------------
Nvest Strategic Income Fund:
      Class Y (inception 12/01/99)
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index
-------------------------------------------------------------------------------
Lehman Universal Bond Index
-------------------------------------------------------------------------------
Morningstar Multi-Sector Bond Average
-------------------------------------------------------------------------------
Lipper Multi-Sector Income Average
-------------------------------------------------------------------------------

            Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                 & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Limited Term U.S. Government Fund

                                                 Fund Focus
                            ----------------------------------------------------
                                        Stability       Income       Growth
                            ----------------------------------------------------
                            High             X             X
                            ----------------------------------------------------
                            Mod.
                            ----------------------------------------------------
                            Low                                         X
                            ----------------------------------------------------

                            ----------------------------------------------------
                                                   Duration
                            ----------------------------------------------------
                                           Short           Int.        Long
                            ----------------------------------------------------
                            High                            X
                            ----------------------------------------------------
                            Mod.
                            ----------------------------------------------------
                            Low
                            ----------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:    James S. Welch and J. Scott Nicholson
Category:    Government Income

    Ticker Symbol:                                                 Class Y
                                                                    NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. government securities, including bills, notes and bonds and pass through mortgage securities issued or guaranteed by the U.S. Treasury and other government agencies and zero-coupon bonds.

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although not all securities selected will have these characteristics and Back Bay Advisors may look for other characteristics if market conditions change:

[X] average credit rating of "AAA" by Standard & Poor's Ratings Group ("S&P") or "Aaa" by Moody's Investors Service, Inc., ("Moody's")

[X]  effective duration range of 2 to 4 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment to the Fund.

 . It seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

 . Back Bay Advisors seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may:

 . Invest in investment-grade corporate notes and bonds (rated BBB or higher by S&P and Baa or higher by Moody's).

 .  Invest in asset-backed securities (rated AAA by S&P or Aaa by Moody's).

 .  Invest in foreign bonds denominated in U.S. dollars.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage-related and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Foreign securities: Foreign bonds denominated in U.S. dollars may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

---------------------------------------------------------------------
                          Total Return
   1995      1996     1997      1998     1999      2000
---------------------------------------------------------------------

(triangle up)    Highest Quarterly Return: _____ Quarter ____, up  %
(triangle down)  Lowest Quarterly Return: _____ Quarter ____, down  %

The table below shows the Fund's average annual total returns for the one-year, five year and since-inception periods compared to those of the Lehman Intermediate Government Bond Index ("Lehman Int. Gov't Bond Index"), an unmanaged index of bonds issued by the U.S. Government and its agencies having maturities between one and ten years. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Short Government Average and Lipper Short Intermediate U.S. Government Average ("Lipper Short Int. U.S. Gov't Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Int. Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Short Government Average and the Lipper Short Int. U.S. Gov't Average returns have been adjusted for these expenses.

--------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                           Since Class
(for the periods ended December 31, 2000)            Past 1 Year      Past 5 Years      Inception
--------------------------------------------------------------------------------------------------
Nvest Limited Term U.S. Government Fund:
      Class Y (inception 3/31/94)
--------------------------------------------------------------------------------------------------
Lehman Int. Gov't Bond Index
--------------------------------------------------------------------------------------------------
Morningstar Short Government Average
--------------------------------------------------------------------------------------------------
Lipper Short Int. U.S. Gov't Average
--------------------------------------------------------------------------------------------------

           Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Government Securities Fund

                        -----------------------------------------------------
                                                  Fund Focus
                        -----------------------------------------------------
                                   Stability        Income         Growth
                        -----------------------------------------------------
                        High                           X
                        -----------------------------------------------------
                        Mod.            X
                        -----------------------------------------------------
                        Low                                           X
                        -----------------------------------------------------

                        -----------------------------------------------------
                                                     Duration
                        -----------------------------------------------------
                                     Short           Int.           Long
                        -----------------------------------------------------
                        High                                          X
                        -----------------------------------------------------
                        Mod.
                        -----------------------------------------------------
                        Low
                        -----------------------------------------------------

Adviser:    CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser: Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:   James S. Welch and J. Scott Nicholson
Category:   Government Income

Ticker Symbol:                                                         Class Y
                                                                       NEUYX

Investment Goal

The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

Principal Investment Strategies

Under normal market conditions, the Fund will invest its assets in U.S. government securities, including U.S. Treasury bills, notes and bonds, and mortgage-backed securities issued or guaranteed by U.S. government agencies.

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund's portfolio the following characteristics, although these characteristics may change depending on market conditions:

[X] average credit quality of "AAA" by Standard & Poor's Ratings Group or "Aaa" by Moody's Investors Service, Inc.

[X]  average maturity of 10 years or more

In selecting investments for the Fund's portfolio, Back Bay Advisors employs the following strategies:

 . Its research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 . Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 . Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. They will emphasize securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

 . Back Bay Advisors seeks to maximize the opportunity for high yields while taking into account the price volatility inherent in bonds with longer maturities.

The Fund may:

 . Invest in zero-coupon bonds.

 . Invest in mortgage-related securities, including collateralized mortgage obligations and stripped securities.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage-related securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance
--------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Class A and B returns because of the sales charges and higher expenses of those classes.

-------------------------------------------------------------------------------
                                 Total Return
    1995          1996          1997          1998          1999         2000
-------------------------------------------------------------------------------
(triangle up)   Highest Quarterly Return: _____ Quarter ____, up  %
(triangle down) Lowest Quarterly Return: _____ Quarter ____, down  %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Government Bond Index ("Lehman Gov't Bond Index"), an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Long Government Average and Lipper General Government Average ("Lipper General Gov't. Average"), each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Long Government Average and the Lipper General Gov't. Average have been adjusted for these expenses.

Average Annual Total Returns                    Past 1       Past 5      Past 10         Since Class
(for the periods ended December 31, 2000)         Year        Years       Years           Inception
 --------------------------------------------------------------------------------------------------------------
Nvest Government Securities Fund:
  Class A (inception 9/16/85)
  Class B (inception 9/23/93)
--------------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index
--------------------------------------------------------------------------------------------------------------
Morningstar Long Government Average
--------------------------------------------------------------------------------------------------------------
Lipper General Gov't Average
--------------------------------------------------------------------------------------------------------------

 Each Index is calculated from ______ for Class A shares and ______ for Class B shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.


Shareholder Fees

(fees paid directly from your investment)
-------------------------------------------------------------------------------
                                                                      All Funds
                                                                       Class Y
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                     None
-------------------------------------------------------------------------------
Redemption fees                                                          None*
-------------------------------------------------------------------------------
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Expense information in this table has been restated to reflect current fees and expenses.

----------------------------------------------------------------------------------------------------------
                  Nvest Short Term Corporate         Nvest Bond Income Fund        Nvest High Income Fund*
                        Income Fund*
----------------------------------------------------------------------------------------------------------
                            Class Y                          Class Y                       Class Y
----------------------------------------------------------------------------------------------------------
Management
fees
----------------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
----------------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------------
Total annual
fund operating
expenses
----------------------------------------------------------------------------------------------------------
Fee Waiver
and/or expense
reimbursement
----------------------------------------------------------------------------------------------------------
Net Expenses
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                    Nvest Strategic Income        Nvest Limited Term U.S.      Nvest Government Securities
                            Fund***                    Government Fund                      Fund
----------------------------------------------------------------------------------------------------------
                         Class Y                           Class Y                       Class Y
----------------------------------------------------------------------------------------------------------
Management
fees
----------------------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
----------------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------------
Total annual
fund operating
expenses
----------------------------------------------------------------------------------------------------------

* Short Term Corporate Income Fund and High Income Fund may not currently offer Class Y shares. Expenses for Short Term Corporate Income Fund and High Income Fund have been estimated and annualized.

** CDC IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 0.60% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect until _____________ and will be reevaluated on an annual basis.

*** Expenses are annualized.

Fund Fees & Expenses
--------------------

Example

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

        . You invest $10,000 in the Fund for the time periods indicated; . Your investment has a 5% return each year; and . A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------
                Nvest Short Term                  Nvest Bond Income Fund               Nvest High Income Fund
               Corporate Income Fund
--------------------------------------------------------------------------------------------------------------
                     Class Y                             Class Y                              Class Y
--------------------------------------------------------------------------------------------------------------
1 year               $   62                                 $ 67                               $  101
--------------------------------------------------------------------------------------------------------------
3 years              $  262                                 $209                               $  317
--------------------------------------------------------------------------------------------------------------
5 years              $  480                                 $363                               $  549
--------------------------------------------------------------------------------------------------------------
10 years             $1,106                                 $812                               $1,217
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                Nvest Strategic Income            Nvest Limited Term U.S.                 Nvest Government
                        Fund                         Government Fund                       Securities Fund
--------------------------------------------------------------------------------------------------------------
                     Class Y                             Class Y                              Class Y
--------------------------------------------------------------------------------------------------------------
1 year               $   91                               $   93                               $  100
--------------------------------------------------------------------------------------------------------------
3 years              $  285                               $  291                               $  314
--------------------------------------------------------------------------------------------------------------
5 years              $  495                               $  506                               $  544
--------------------------------------------------------------------------------------------------------------
10 years             $1,100                               $1,123                               $1,206
--------------------------------------------------------------------------------------------------------------

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Short Term Corporate Income, Bond Income, High Income, Strategic Income Funds) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (High Income, Strategic Income, Bond Income, Short Term Corporate Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Extension Risk (Strategic Income Fund, Bond Income, Short Term Corporate Fund, Limited Term U.S. Government Fund and Government Securities Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like.
This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (Strategic Income, Short Term Corporate Income, Limited Term U.S. Government, Government Securities Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (Strategic Income Fund, Short Term Corporate Fund, Limited Term U.S. Government Fund and Government Securities Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Strategic Income Fund) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Funds' Investment Adviser and Subadvisers

The Nvest Funds family includes 28 mutual funds with a total of over $__ billion in assets under management as of __________, 2000. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of Nvest Bond Funds(the "Funds" or each a "Fund"), which along with the Nvest Stock Funds, Nvest Star Funds, Kobrick Funds, Nvest AEW Real Estate Fund and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS Advisors, L.P.

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $-- billion in assets under management. CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. CDC IXIS Advisors does not determine what investments will be purchased by the Funds. The subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds in 2000 as a percentage of each Fund's average daily net assets were ____% for Nvest Short Term Corporate Income Fund (after waiver or reimbursement), ____% for Nvest Bond Income Fund, ____% for Nvest High Income Fund, ____% for Nvest Strategic Income Fund, ____% for Nvest Limited Term U.S. Government Fund, and ____% for Nvest Government Securities Fund.

Subadvisers

Back Bay, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser to Short Term Corporate Income Fund, Bond Income Fund, Limited Term U.S. Government Fund, and Government Securities Fund. Back Bay Advisors is a subsidiary of CDC IXIS Asset Management - North America. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $__ billion in assets as of December 31, 2000 for mutual funds and other institutional investors.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to High Income Fund and Strategic Income Fund. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $__ billion in assets under management as of __________, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors Back Bay Advisors or Loomis Sayles. In placing trades Back Bay Advisors or Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managers


J. Scott Nicholson

Scott Nicholson has been the lead portfolio manager of Short Term Corporate Income Fund since October 1991, including when it was known as Adjustable Rate U.S. Government Fund. He has also served as co-manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. Mr. Nicholson, Senior Vice President of Back Bay Advisors, joined the company in 1986. He received his B.S. from Davidson College and his M.B.A. from Babson College and has over 23 years of investment experience.


Richard G. Raczkowski

Richard Raczkowski has served as a portfolio manager of Bond Income Fund and Short Term Corporate Income Fund since May 1999. Mr. Raczkowski, Vice President of Back Bay Advisors, joined the company in 1998. Previously, he was senior consultant at Hagler Bailly Consulting from mid 1996 to 1997. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has 16 years of investment experience.


Peter W. Palfrey

Peter Palfrey has served the Bond Income Fund as co-manager from May 1999 until September 1999 and then as lead manager thereafter. Mr. Palfrey, Senior Vice President of Back Bay Advisors, joined the company in 1993. He is also a Chartered Financial Analyst. Mr. Palfrey received his B.A. from Colgate University and has over 18 years of investment experience.


Curt A. Mitchell

Curt Mitchell has co-managed High Income Fund since May 2000. Mr. Mitchell is Vice President, Portfolio Manager and Manager of Fixed Income Trading of Loomis Sayles. He began his investment career in 1986 and has been at Loomis Sayles since 1995. Prior to joining Loomis Sayles, he was a Fixed Income Portfolio Manager with Firststar Investment Research & Management Company. Mr. Mitchell is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Illinois, a B.S. from Illinois Wesleyan University and 14 years of investment experience.


Michael J. Millhouse

Michael Millhouse has co-managed High Income Fund since May 2000. Mr. Millhouse is Executive Vice President, Chief Investment Officer and Director of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1992. Mr. Millhouse is also a Chartered Financial Analyst and Chartered Investment Counselor. He received a B.S. and an M.B.A. from Indiana University and has 23 years of investment experience.


Daniel J. Fuss

Daniel Fuss has managed Strategic Income Fund since May 1995. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1968 and has been at Loomis Sayles since 1976. Mr. Fuss is also a Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has 33 years of investment experience.


Kathleen C. Gaffney

Kathleen Gaffney has been assisting Daniel Fuss as a portfolio manager of Strategic Income Fund since April 1996. Ms. Gaffney, a Chartered Financial Analyst, joined Loomis Sayles in 1984 and is now a Vice President of the company. She holds a B.A. from the University of Massachusetts at Amherst and has 16 years of investment experience.

James S. Welch

James Welch served as lead manager of Limited Term U.S. Government Fund and Government Securities Fund since May 2000. He has also managed the Municipal Income Fund since January 1998. Mr. Welch, Senior Vice President of Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 10 years of investment experience.

Fund Services
-------------

It's Easy to Open an Account

To Open an Account with Nvest Funds:

1.  Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares:

    Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

    A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

      . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

    There is no initial or subsequent investment minimum for:

      . Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

      . Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

      . Separate Accounts of New England Financial, MetLife or their affiliates.

      . Wrap Fee Programs of certain broker-dealers not being paid by the Fund, CDC IXIS Advisors or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

      . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

      . Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

      . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

You will not receive certificates representing Class Y Shares.

Nvest Funds Web Site

You may have access to your account 24 hours a day by visiting us online at www.nvestfunds.com

Fund Services
-------------

Buying Shares

                                    Opening an Account                           Adding to an Account
Through Your Investment Dealer
                             .  Call your investment dealer              .  Call your investment dealer
                                for information.                            for information.

By Mail
                             .  Make out a check in U.S. dollars         .  Make out a check in U.S. dollars
                                for the investment amount, payable to       for the investment amount, payable to
                                "Nvest Funds."  Third party checks          "Nvest Funds."  Third party checks
                                and "starter" checks will not be            and "starter" checks will not be
                                accepted.                                   accepted.
[envelope icon]              .  Mail the check with your completed       .  Fill out the detachable investment
                                application to Nvest Funds, P.O. Box        slip from an account statement.  If
                                8551, Boston, MA 02266-8551                 no slip is available, include with
                                                                            the check a letter specifying the
                                                                            Fund name, your class of shares, your
                                                                            account number and the registered
                                                                            account name(s).  To make investing
                                                                            even easier, you can order more
                                                                            investment slips by calling
                                                                            800-225-5478.

By Exchange

[exchange icon]              .  Obtain a current prospectus for          .  Call your investment dealer or
                                the Fund into which you are                 Nvest Funds at 800-225-5478 or visit
                                exchanging by calling your investment       www.nvestfunds.com to request an
                                dealer or  Nvest Funds at                   exchange.
                                800-225-5478.
                             .  Call your investment dealer or           .  See the section entitled
                                Nvest Funds to request an exchange.         "Exchanging Shares" for more details.

                             .  See the section entitled
                                "Exchanging Shares" for more details.

By Wire
                             .  Call  Nvest Funds at 800-225-5478        .  Visit www.nvestfunds.com to add
                                to obtain an account number and wire        shares to your account by wire.
                                transfer instructions.  Your bank may
                                charge you for such a transfer.
[wire icon]                                                              .  Instruct your bank to transfer
                                                                            funds to State Street Bank & Trust
                                                                            Company, ABA# 011000028, and DDA
                                                                            # 99011538.
                                                                         .  Specify the Fund name, your class
                                                                            of shares, your account number and
                                                                            the registered account name(s). Your
                                                                            bank may charge you for such a
                                                                            transfer.

Through Automated Clearing House ("ACH")
                             .  Ask your bank or credit union whether    .  Call  Nvest Funds at 800-225-5478 or
                                it is a member of the ACH system.           visit www.nvestfunds.com to add shares
                                                                            to your account through ACH.

[ACH icon]                   .  Complete the "Telephone Withdrawal       .  If you have not signed up for the
                                and Exchange" and "Bank Information"        ACH system, please call  Nvest Funds
                                sections on your account application.       for a Service Options Form.  A
                                                                            signature guarantee may be required to
                                                                            add this privilege.
                             .  Mail your completed application to
                                Nvest Funds, P.O. Box 8551, Boston, MA
                                02266-8551.

Fund Services
-------------

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer
                          .  Call your investment dealer for information.

By Mail

                          .  Write a letter to request a redemption specifying
                             the name of your Fund, your class of shares, your
                             account number, the exact registered account
                             name(s), the number of shares or the dollar amount
                             to be redeemed and the method by which you wish to
                             receive your proceeds. Additional materials may be
                             required. See the section entitled "Selling Shares
                             in Writing."
[envelope icon]           .  The request must be signed by all of the owners of
                             the shares and must include the capacity in which they are signing, if appropriate.
                          .  Mail your request by regular mail to Nvest Funds,
                             P.O. Box 8551, Boston, MA 02266-8551 or by
                             registered, express or certified mail to Nvest
                             Funds, 66 Brooks Drive, Braintree, MA 02184.
                          .  Your proceeds will be delivered by the method
                             chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

By Exchange

                          .  Obtain a current prospectus for the Fund into which
                             you are exchanging by calling your investment
                             dealer or Nvest Funds at 800-225-5478.
[exchange icon]           .  Call Nvest Funds or visit nvestfunds.com to request
                             an exchange.
                          .  See the section entitled "Exchanging Shares" for
                             more details.

By Wire

                          .  Fill out the "Telephone Withdrawal and Exchange"
                             and "Bank Information" sections on your account
                             application.
[wire icon]               .  Call Nvest Funds at 800-225-5478, visit
                             www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                          .  Proceeds will generally be wired on the next
                             business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House
                          .  Ask your bank or credit union whether it is a
                             member of the ACH system.
                          .  Complete the "Telephone Withdrawal and Exchange"
                             and "Bank Information" sections on your account
                             application.
[ACH icon]                .  If you have not signed up for the ACH system on
                             your application, please call Nvest Funds at 800-
                             225-5478 for a Service Options Form.
                          .  Call Nvest Funds or visit www.nvestfunds.com to
                             request a redemption through this system.
                          .  Proceeds will generally arrive at your bank within
                             three business days.

By Telephone
                          . You may receive your proceeds by mail, by wire or through ACH (see above).

[telephone icon]          .  Call Nvest Funds at 800-225-5478 to choose the
                             method you wish to use to redeem your shares.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
 .  your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .  a financial representative or securities dealer;

 .  a federal savings bank, cooperative, or other type of bank;

 .  a savings and loan or other thrift institution;

 .  a credit union; or

 .  a securities exchange or clearing agency.

Fund Services
-------------

Exchanging Shares

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                                  Situation
 .  The Fund may suspend the right of redemption or           .  When the New York Stock Exchange (the "Exchange") is
   postpone payment for more than 7 days:                       closed (other than a weekend/holiday)
                                                             .  During an emergency
                                                             .  Any other period permitted by the SEC
 .  The Fund reserves the right to suspend account            .  With a notice of a dispute between registered owners
   services or refuse transaction requests:                  .  With suspicion/evidence of a fraudulent act
 .  The Fund may pay the redemption price in whole or in      .  When it is detrimental for the Fund to make cash
   part by a distribution in kind of readily marketable         payments as determined in the sole discretion of the
   securities in lieu of cash or may take up to 7 days to       Adviser or subadviser
   pay a redemption request in order to raise capital:

----------------------------------------------------------------------------------------------------------------------
The Fund may withhold redemption proceeds until the check    .  When redemptions are made within 10 calendar days of
or funds have cleared:                                          purchase by check or ACH of the shares being redeemed.
----------------------------------------------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset
    Value =  Total market value of securities-Cash and other assets-Liabilities
             ------------------------------------------------------------------
             Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 . A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
   U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services
-------------

Dividends and Distributions

The Funds generally distributes most or all of their net investment income (other than capital gains) in the form of dividends Each Fund declares dividends for each class daily and pays them monthly.Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another Nvest Fund.

 .  Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Kobrick Fund, CDC Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

Dividends derived from interest on U.S. government securities may be exempt from state and local income taxes. The Funds advise shareholders of the proportion of each Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Performance
----------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _______________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Nvest Short Term Corporate Income Fund

-------------------------------------------------------------------------------------------------------------------------------
                               Class A                            Class B                               Class C
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          December 7,
                                                                                            1998(a)
                                                                                            through          Year Ended
                       Year Ending December 31,           Year Ending December 31,        December 31,       December 31,
                   1996   1997   1998   1999   2000   1996   1997   1998   1999   2000       1998         1999        2000
Net Asset
  Value,
  Beginning of
  the Period
-------------------------------------------------------------------------------------------------------------------------------

Income (Loss)
  From Investment
  Operations
Net Investment
  Income (Loss)
Net Realized
  And Unrealized
  Gain (Loss) On
  Investments
Total From
  Investment
  Operations
-------------------------------------------------------------------------------------------------------------------------------

Less
  Distributions
Distributions
  From Net
  Investment
  Income
Total
  Distributions
-------------------------------------------------------------------------------------------------------------------------------

Net Asset
  Value, End Of
  Period
Total Return
  (%)(c)
-------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental
  Data
Ratio of
  Operating
  Expenses to
  Average Net
  Assets (%)(b)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net
  Investment
  Income (Loss)
  to Average Net
  Assets (%)
Portfolio
  Turnover Rate
  (%)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End
  of Year (000)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(d) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(e)  Computed on an annualized basis.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

Nvest Bond Income Fund

-----------------------------------------------------------------------------------------------------------------
                                                                                   Class Y
-----------------------------------------------------------------------------------------------------------------
                                                                           Year Ending December 31,
                                                             1996       1997       1998       1999       2000
Net Asset Value, Beginning of the Year
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total from Investment Operations
-----------------------------------------------------------------------------------------------------------------

Less Distributions
Distribution from Net Investment Income
Distributions in Excess of Net Investment Income
Distributions from Net Realized Capital Gains
Distributions in Excess of Realized Gain on Investments
Total Distributions

-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year
Total Return (%)
-----------------------------------------------------------------------------------------------------------------

Ratios and Supplemental Data
Ratio of Operating Expenses to Average Net Assets (%)
Ratio of Net Investment Income (Loss) to Average
  Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Period (000)
-----------------------------------------------------------------------------------------------------------------

(a)  Amount rounds to less than $0.01.
(b)  Amount is less than one-tenth of one percent.

Fund Performance
-----------------
Nvest High Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                   Class A                            Class B                              Class C
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     March 2,       Year Ended
                                                                                                      1998(a)       December 31,
                                                                                                     through
                              Year Ending December 31,              Year Ending December 31,        December 31,
                       1996   1997    1998    1999    2000    1996    1997    1998   1999    2000       1998       1999    2000
Net Asset Value,
 Beginning of
 the Period
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
 Investment
 Operations
Net Investment
 Income (Loss)
Net Realized And
 Unrealized Gain
 (Loss) On
 Investments
Total From
 Investment
 Operations
------------------------------------------------------------------------------------------------------------------------------------

Less  Distributions
Distributions From
 Net Investment
 Income
Distributions in
 Excess of Net
 Investment Income
Total Distributions

Net Asset Value,
 End Of Period

Total Return (%)(c)
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental
 Data
Ratio of Operating
 Expenses to
 Average Net
 Assets (%)(b)
Ratio of Net
 Investment Income
 (Loss) to Average
 Net Assets (%)
Portfolio Turnover
 Rate (%)
Net Assets,
 End of Year (000)
-----------------------------------------------------------------------------------------------------------------------------------

   (a)  Commencement of Operations.
   (b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

   (c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
   (d)  Computed on an annualized basis.

Fund Performance
----------------
Nvest Strategic Income Fund

-----------------------------------------------------------------------------------------------------
                                                                        Class Y
-----------------------------------------------------------------------------------------------------
                                                 December 1, (a)          Year Ending December 31,
                                                     through
                                                   December 31,
                                                      1999                         2000
Net Asset Value, Beginning of the Year
-----------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total From Investment Operations
-----------------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net Investment Income
Distributions in Excess of Net Investment
 Income
Distribution From Net Realized Capital Gains
Distribution in Excess of Net Realized
 Capital Gains
Total Distributions

-----------------------------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)(b)
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net
 Assets (%)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b)  Amount rounds to less than $0.01.
(c)  Computed on an annualized basis.

Fund Performance
----------------
Nvest Limited Term U.S. Government Fund

--------------------------------------------------------------------------------------------------------
                                                                        Class Y
--------------------------------------------------------------------------------------------------------
                                                                Year Ending December 31,
                                                1996        1997        1998       1999        2000
Net Asset Value, Beginning of the Year
--------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total From Investment Operations
--------------------------------------------------------------------------------------------------------

Less Distributions
Dividends From Net Investment Income
Total Distributions

Net Asset Value, End Of Year

Total Return (%)
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net
 Assets (%)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------------------------------

Fund Performance
----------------
Nvest Government Securities Fund

--------------------------------------------------------------------------------------------------------
                                                                      Class Y
--------------------------------------------------------------------------------------------------------
                                                              Year Ending December 31,
                                                 1996       1997       1998       1999       2000
Net Asset Value, Beginning of the Year
--------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
 Investments
Total From Investment Operations
--------------------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net Investment Income
Total Distributions

--------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net
 Assets (%)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------------------------------

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

            If you would like more information about the Funds, the
              following documents are available free upon request:

        Annual and Semiannual Reports -- Provide additional information about each Fund's investments.  Each report includes a
         discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
     To reduce costs, we mail one copy per household.  For more copies call
                CDC IXIS Distributors, L.P. at the number below.

             Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed with the SEC and is incorporated into this
                           Prospectus by reference.

                  To order a free copy of the Fund's annual or
              semiannual report or its SAI, contact your financial
                        representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA  02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.


            You can review and copy a Fund's reports and SAIs at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                            ------------------
            writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

              CDC IXIS Distributors, L.P., and other firms selling
                    shares of Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD).  As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program.  The program provides
             access to information about securities firms and their
        representatives.  Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                  Nvest Funds

                          Bond Funds - Class Y Shares


                     Nvest Short Term Corporate Income Fund

                             Nvest Bond Income Fund

                             Nvest High Income Fund

                          Nvest Strategic Income Fund

                    Nvest Limited Term U.S. Government Fund

                        Nvest Government Securities Fund



                   (Investment Company Act File No. 811-4323)

                   (Investment Company Act File No. 811-242)

Nvest Fundssm
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

             Nvest

 Stock Funds

                                 ALL-CAP EQUITY
                               Nvest Bullseye Fund
                                      Jurika & Voyles, L.P.
                               LARGE-CAP EQUITY
                                Nvest Capital Growth Fund
                                       Westpeak Investment Advisors, L.P.
                               Nvest Growth Fund
                                       Capital Growth Management Limited
                                      Partnership
                                Nvest Growth and Income Fund
                                       Westpeak Investment Advisors, L.P.
                                Nvest Balanced Fund
                                       Loomis, Sayles & Company, L.P.
                                   Nvest Large Cap Value
                                  (formerly Nvest Equity Income Fund)
                                       Vaughan, Nelson, Scarborough &
                                      McCullough, L.P.
                               INTERNATIONAL EQUITY
                                Nvest International Equity Fund
                                       Loomis, Sayles & Company, L.P.

[PHOTO]

                                   PROSPECTUS
                                May 1, 2001


                                 WHAT'S INSIDE

                           GOALS, STRATEGIES & RISKS

                                     PAGE X

                              FUND FEES & EXPENSES

                                     PAGE X

                                MANAGEMENT TEAM

                                     PAGE X

                                 FUND SERVICES

                                     PAGE X

                                FUND PERFORMANCE

                                     PAGE X

  The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                     Funds.

                                  Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                               www.nvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS

Nvest bullseye Fund
Nvest Capital Growth Fund
Nvest Growth Fund
Nvest Growth and Income Fund
Nvest Balanced Fund
Nvest Large Cap Value Fund (formerly Nvest Equity Income Fund)
Nvest International Equity Fund

FUND FEES & EXPENSES

Fund Fees & Expenses

MORE ABOUT RISK

More About Risk

MANAGEMENT TEAM

Meet the Funds' Investment Advisers and Subadvisers
Meet the Funds' Portfolio Managers

FUND SERVICES

Investing in the Funds
   How Sales Charges Are Calculated
Ways to Reduce or Eliminate Sales Charges
It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares Are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers
Additional Investor Services

FUND PERFORMANCE

nvest bullseye fund
Nvest Capital Growth Fund
Nvest Growth Fund
Nvest Growth and Income Fund
Nvest Balanced Fund
Nvest Large Cap Value Fund (formerly Nvest Equity Income Fund)
Nvest International Equity Fund
Glossary of Terms

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------
NVEST BULLSEYE FUND


                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.
                    ------------------------------------------------------------
                    Low                    X                X
                    ------------------------------------------------------------


ADVISER:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:   Jurika & Voyles, L.P. (Jurika & Voyles)
MANAGER:      Nicholas E. Moore
CATEGORY:     All-Cap Equity


TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFCX             NECBX                NECGX
INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in a non-diversified portfolio of equity securities. The Fund primarily invests in the common stock of 15 to 25 quality companies representing different capitalization levels and industries. Jurika & Voyles believes that the companies that it chooses to invest in are undervalued based upon their current operations and have the potential for future earnings growth.

It uses this "growth at a reasonable price" philosophy to build a portfolio it believes will produce higher long-term returns than the S&P 500 Index. It seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

X    discounted price compared to intrinsic value

X    favorable earnings growth potential

X    competitive advantages

X    strong financial health

X    positive cash flow

X    strong management often with high insider ownership

Jurika & Voyles uses the following strategy to select its investments:

o It combines a bottom-up analysis and a top-down approach in managing the Fund. A bottom-up approach analyzes individual companies on a case-by-case basis. A top down approach analyzes the overall economic factors that may affect a potential investment.

o The firm's analysts comb through the universe of publicly traded companies seeking to identify stocks that meet their growth and value criteria.

o Analysts then perform comprehensive research to understand the dynamics of the company's business model and drivers of profitability to arrive at a narrowed universe.

o The firm will seek to sell a stock when it becomes overvalued, if a company's fundamentals deteriorate, if its management loses focus or when another company shows greater growth potential at a more advantageous price.

The Fund may:

o    Invest in convertible preferred stock and convertible debt securities.

o Hold up to 20% of its assets in American Depositary Receipts ("ADRs"), which are foreign investments issued by a U.S. bank.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS

EQUITY SECURITIES:  Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future
 expectations.    Small capitalization and emerging growth and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio

NON-DIVERSIFIED STATUS: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

   EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



        TOTAL RETURN
    1999                 2000
-----------------------------
X    Highest Quarterly Return: _____ Quarter ____, up %

o    Lowest Quarterly Return:  _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Mid Cap Growth and Lipper Multi-Cap Core Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Mid Cap Growth Average and Lipper Multi-Cap Core Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2000)       PAST 1 YEAR        SINCE CLASS INCEPTION
-------------------------------------------------------------------------------------------
Nvest Bullseye Fund:
  Class A (inception 3/31/98)
  Class B (inception 3/31/98)
  Class C (inception 3/31/98)
-------------------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------------------
Morningstar Mid Cap Growth Average
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Core Average
-------------------------------------------------------------------------------------------

      Each Index is calculated from 3/31/98 for Classes A, B and C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & RISKS
-------------------------
Nvest Capital Growth Fund



                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.                   X
                    ------------------------------------------------------------
                    Low                                     X
                    ------------------------------------------------------------


   ADVISER:   CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:   Westpeak Investment Advisors, L.P. ("Westpeak")
MANAGER:      Gerald H. Scriver
CATEGORY:     Large-Cap Equity


TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFCX             NECBX               NECGX


INVESTMENT GOAL

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in the common stock of U.S. large and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of large and mid-capitalization stocks that exhibit reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Westpeak will seek to construct a portfolio of growth stocks with reasonable relative valuation. The Fund's industry weightings will not vary significantly from the Russell 1000 Growth Index.

Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

X    earnings growth
X    potential earnings surprises
X    earnings-to-price
X    earnings momentum

In selecting investments for the Fund's portfolio, Westpeak employs the following process:

o It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $600 million market capitalization threshold. This creates an overall universe of about 1,000 stocks, with approximately 90% of its capitalization from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

o Next, Westpeak screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry characteristics.

o All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future).

o The fundamental and expectations rank for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

o The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns and characteristics similar to that of the Fund's benchmark, the Russell 1000 Growth Index.

   The Fund may:

o    Hold up to 10% of its assets in smaller capitalization companies.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)


PRINCIPAL INVESTMENT RISKS

EQUITY SECURITIES: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

EVALUATING THE FUND'S PAST PERFORMANCE

   The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market
performance and those of indices of funds with similar objectives.    The Fund's
past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. This chart and table reflect results achieved by the previous subadviser using different investment principles for periods prior to February 16, 1998.


The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.



                   TOTAL RETURN

    1993  1994  1995  1996  1997  1998  1999  2000

X  Highest Quarterly Return: ____ Quarter ____, up %

o  Lowest Quarterly Return:  ____ Quarter ____, down %


The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Large Growth and Lipper Multi-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Growth Average and Lipper Multi-Cap Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE CLASS
(for the periods ended December 31,  2000)      PAST 1 YEAR     PAST 5 YEARS       INCEPTION
------------------------------------------------------------------------------------------
Nvest Capital Growth Fund:
      Class A (inception 8/3/92)
      Class B (inception 9/13/93)
      Class C (inception 12/30/94)
------------------------------------------------------------------------------------------
Russell 1000 Growth Index
------------------------------------------------------------------------------------------
Morningstar Large Growth Average
------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Average
------------------------------------------------------------------------------------------

 Each Index is calculated from 7/31/92 for Class A shares, 9/30/93 for Class B shares and 12/30/94 for Class C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------
NVEST GROWTH FUND


                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.
                    ------------------------------------------------------------
                    Low                    X                X
                    ------------------------------------------------------------



ADVISER:      Capital Growth Management Limited Partnership ("CGM")
MANAGER:      G. Kenneth Heebner
CATEGORY:     Large-Cap Equity


TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFGX             NEBGX                NEGCX


INVESTMENT GOAL

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all of its assets in a focused portfolio of equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than the United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.


In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

X    well-established, with records of above-average growth

X    promise of maintaining their leadership positions in their industries

X likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

o It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

o CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

o CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

o CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:

o    Invest in foreign securities.


o    Invest in real estate investment trusts ("REITs").

o    Invest in other investment companies.

o    Invest a significant portion of its assets in a single sector.

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return


o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)


PRINCIPAL INVESTMENT RISKS


EQUITY SECURITIES: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: May incur indirectly bear service and other fees in addition to its own expenses.

FOCUSED INVESTMENT RISK: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

REITS: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar
objectives.    The Fund's past performance does not necessarily indicate how the
Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                           TOTAL RETURN
    1991       1992  1993  1994  1995  1996  1997  1998  1999  2000
-------------------------------------------------------------------
X  Highest Quarterly Return: ____ Quarter ____, up %
o  Lowest Quarterly Return:  ____ Quarter ____, down %


The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper Inc., of Morningstar Large Blend and Lipper Large-Cap Core Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Blend Average and Lipper Large-Cap Core Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                    PAST 1        PAST 5        PAST 10 YEARS     SINCE CLASS
(for the periods ended December 31, 2000)        YEAR          YEARS                           INCEPTION
 ------------------------------------------------------------------------------------------------------
NVEST GROWTH FUND:
      Class A (inception 11/27/68)
      Class B (inception 2/28/97)
      Class C (inception 9/1/98)
------------------------------------------------------------------------------------------------------
S&P 500 Index
------------------------------------------------------------------------------------------------------
Morningstar Large Blend Average
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Average
------------------------------------------------------------------------------------------------------

    Each Index is calculated from 12/28/90 for Class A sharesand 2/28/97 for
                                Class B shares.

    For Class C shares, the S&P 500 Index is caculated from 9/1/98 while the Morningstar Large Blend Average and the Lipper Large Cap Core Average ar3e
                            calculated from 8/31/98.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & RISKS
-------------------------
Nvest Growth and Income Fund

                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.
                    ------------------------------------------------------------
                    Low                    X                X
                    ------------------------------------------------------------



ADVISER:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:   Westpeak Investment Advisors, L.P. ("Westpeak")
MANAGER:      Gerald H. Scriver
CATEGORY:     Large-Cap Equity



TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFOX             NEGBX                NECOX

INVESTMENT GOAL

The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, large and mid-capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead, based upon current and historical probabilities. At times, the portfolio may be biased toward value; at other times toward growth as determined by the characteristics Westpeak favors. The Fund's industry weightings will not vary significantly from the S&P 500 Index.

Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

X    earnings-to-price

X    earnings growth

X    potential earnings surprises

X    book-to-price

   In selecting investments for the Fund, Westpeak employs the following process:

o It starts with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and eliminates stocks of companies below a $1.6 billion market capitalization threshold. This creates an overall universe of about 1,000 stocks.

o Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry-specific characteristics.

o All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future.)

o The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

o The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 150 stocks, with risk characteristics that approximate that of the benchmark, the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:

o Invest in foreign securities traded in U.S. markets (through American Depositary Receipts ("ADRs") or stocks sold in U.S. dollars).

o Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS

EQUITY SECURITIES: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and under perform growth stocks during any given period.

FOREIGN SECURITIES: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

EVALUATING THE FUND'S PAST PERFORMANCE

   The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                            TOTAL RETURN
    1991       1992  1993  1994  1995  1996  1997  1998  1999    2000


X    Highest Quarterly Return: _____ Quarter ____, up %
o    Lowest Quarterly Return:  _____ Quarter ____, down %



The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Large Cap Value and Lipper Multi-Cap Core Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Cap Value Average and Lipper Multi-Cap Core Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                     PAST 1      PAST 5      PAST 10      SINCE CLASS
(for the periods ended December 31,  2000)        YEAR       YEARS        YEARS        INCEPTION
----------------------------------------------------------------------------------------------
Nvest Growth and Income Fund:
      Class A (inception 5/6/31)
      Class B (inception 9/13/93)
      Class C (inception 5/1/95)
----------------------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------------------
Morningstar Large Cap Value Average
----------------------------------------------------------------------------------------------
Lipper Multi-Cap Core Average
----------------------------------------------------------------------------------------------

   Morningstar Large-Cap Value Average and Lipper Multi-Cap Core Average are calculated from 12/28/90 for Class A shares, 9/30/93 for Class B shares and
                          4/30/95 for Class C shares.

S&P 500 Index is calculated from 12/28/90 for Class A shares, 9/13/93 for Class
                    B shares and 5/1/95 for Class C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------
Nvest Balanced Fund


                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High
                    ------------------------------------------------------------
                    Mod.                   X                X              X
                    ------------------------------------------------------------
                    Low
                    ------------------------------------------------------------



ADVISER:            CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:         Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGERS:           Equity (Value Component): Jeff Wardlow
                    Equity (Growth Component): Mark Baribeau,
                    Pamela Czekanski, Richard Skaggs
                    Fixed Income: John Hyll and Kurt Wagner
CATEGORY:           Large-Cap Equity

TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFBX             NEBBX                NEBCX


INVESTMENT GOAL

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

PRINCIPAL INVESTMENT STRATEGIES


The Fund principally invests in common stocks of quality, large to mid-market capitalization companies of any industry and investment grade bonds. Generally, the Fund will invest approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. CDC IXIS Advisors allocates capital invested in the Fund's equity securities equally between a growth and a value component. In managing their particular components, Jurika & Voyles and Loomis Sayles use a flexiable approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:

EQUITY SECURITIES (GROWTH OR VALUE COMPONENT):

X discounted price compared to its current value for future growth prospects (growth/value)

X    leading position within industry (growth/value)

X    below-average price-to-earnings ratios (value)

X    superior earnings growth potential (growth)

FIXED-INCOME SECURITIES:

X    greater yield-to-maturity than appropriate benchmarks

X    maturities typically between 1 and 30 years

X    controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles and Jurika & Voyles employ the following strategies:

o The Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% in fixed income securities. The Loomis Sayles Global Allocation Committee will recommend the Fund's asset allocation regularly. Net cash flow will be allocated in accordanc with the asset allocation determinations and then the equity portion will be allocated equally to growth and value components.

o For the value component, Jurika & Voyles selects stocks of companies that it believes are undervalued based upon their current operations and have the potential for future earnings growth. Using this value style, Jurika & Voyles generally will seek to invest in 45-60 medium and large capitalization companies with a forward price-to-earnngs ratio at or below the market and long term growth estimates that are near or above the market.

o For the growth component, the portfolio managers select stocks from a universe of approximately 500 companies. They then use fundamental analysis to identify companies with leading market positions. Valuation analysis follows to find undervalued companies with positive growth catalysts. Portfolio construction then balances opportunities with risks to produce a portfolio of about 50 stocks.

o The portfolio managers select bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. They conduct extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. They combine these ratings with internal policy limitations to select bonds for the Fund.

o Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

o Jurika & Voyles will follow the same guidelines as Loomis Sayles when selling a stock, but will also sell a stock when a change occurs in the original investment, such as a merger or a regulatory change.

The Fund may:


o Invest in foreign securities and related currency hedging transactions; Rule 144A securities; mortgage- and asset-backed securities; zero-coupon bonds and when-issued securities.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS


EQUITY SECURITIES: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and under perform growth stocks during any given period. Rule 144A securities may be more illiquid than other equity securities.

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

MORTGAGE- AND ASSET-BACKED SECURITIES: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                           TOTAL RETURN
    1991       1992  1993  1994  1995  1996  1997  1998  1999  2000
-------------------------------------------------------------------
X  Highest Quarterly Return: _____ Quarter ____, up %
o  Lowest Quarterly Return:  _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of a blend of the S&P 500 Index and the Lehman Government/ Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 Index and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65% / 35% at the end of each year. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Domestic Hybrid and Lipper Balanced Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you maybe required to pay when you buy or redeem the Fund's shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Domestic Hybrid Average and Lipper Balanced Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                  PAST 1      PAST 5       PAST 10        SINCE CLASS
(for the periods ended December 31, 2000)      YEAR        YEARS        YEARS          INCEPTION
 -----------------------------------------------------------------------------------------------
Nvest Balanced Fund:
      Class A (inception 11/27/68)
      Class B (inception 9/13/93)
      Class C (inception 12/30/94)
-----------------------------------------------------------------------------------------------
S&P/Lehman G/C Blend
-----------------------------------------------------------------------------------------------
Morningstar Domestic Hybrid Average
-----------------------------------------------------------------------------------------------
Lipper Balanced Average
-----------------------------------------------------------------------------------------------

 Each index is calculated from 12/28/90 for Class A shares, 9/30/93 for Class B shares and 4/30/95 for Class C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                         "Fund Fees & Expenses."

Goals, Strategies & RISKS
-------------------------
   Nvest Large Cap Value Fund
(Formerly Nvest Equity Income Fund)
-----------------------------------



                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.
                    ------------------------------------------------------------
                    Low                    X                X
                    ------------------------------------------------------------



ADVISER:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:   Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
MANAGER:      MARGARET M. BUESCHER
CATEGORY:     Large-Cap Equity


TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEEIX             NEBIX                NECEX

INVESTMENT GOAL


The Fund seeks total return from capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest substantially all of its assets in undervalued common stock of medium to large capitalization companies. VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have these attributes:

X    Higher profitability (return-on-equity) than the market

X    Strong and growing cash flows and dividends-to-cash flow ratio


X    Low relative price-to-sales ratio

X    Low relative price-to-earnings ratio

X    High relative dividend yield


In selecting investments for the Fund, VNSM employs the following strategy:


o It uses a value-driven investment philosophy that selects stocks selling at a relatively low value based on their history. It selects companies that VNSM believes are out-of-favor or misunderstood.

o VNSM starts with an investment universe of 5,000 securities. VNSM then uses value-driven quantitative screens to seek those companies that generally have a market capitalization in excess of $2 billion. These screens create a research universe of 300 to 400 companies.

o VNSM then uses fundamental analysis to build a portfolio of 40 to 50 securities consisting of quality companies in the opinion of VNSM. This fundamental analysis focuses on the strength of a company's balance sheet, cash flow growth and management.


o VNSM will generally sell a stock when it reaches its relative historical value, when the company shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

The Fund may:

o    Invest in convertible and non-convertible preferred stock.

o    Invest in convertible and non-convertible investment grade bonds.

o Invest in foreign securities including American Depositary Receipts ("ADRs"), which are foreign investments issued by a U.S. bank.

o Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS


EQUITY SECURITIES: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.. Value stocks present the risk that they may fall out of favor with investors and under perform growth stocks during any given period.

FIXED-INCOME SECURITIES: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.

   FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives The Fund's past performance does not necessarily indicate how the Fund will perform in the future.. The Fund's current subadviser assumed that function on June 1, 1999. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 1, 1999.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.




                                TOTAL RETURN

    1996                 1997            1998            1999            2000
-----------------------------------------------------------------------------
X  Highest Quarterly Return:  ______ Quarter ____, up %
o    Lowest Quarterly Return: _____ Quarter ____, down %


The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation. The returns are also compared to the returns, as calculated by Lipper, Inc. and Morningstar, Inc., of Morningstar Large Value and Lipper Equity Income Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges you may be required to pay when you buy or redeem the Fund's shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Value Average and Lipper Equity Income Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                                                       SINCE CLASS INCEPTION
(for the periods ended December 31, 2000)                           PAST 1 YEAR         PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Nvest Large Cap Value Fund:
(formerly Nvest Equity Income Fund)
Class A (inception 11/28/95)
Class B (inception 9/15/97)
Class C (inception 9/15/97)
---------------------------------------------------------------------------------------------------------
Russell 1000 Value Index
Morningstar Large Value Average
Lipper Equity Income Average
---------------------------------------------------------------------------------------------------------

* For Class A shares, the Russell 1000 Value Index is calcualted from 11/28/95, while the Mornigstar Large Value Average and the Lipper Equity Income Average are calculated from 11/30/95. Each Index is calculated from 9/30/97 for Classes B and C Shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------
Nvest International Equity Fund


                    ------------------------------------------------------------
                                                       Fund Focus
                    ------------------------------------------------------------
                                       Stability         Income         Growth
                    ------------------------------------------------------------
                    High                                                   X
                    ------------------------------------------------------------
                    Mod.
                    ------------------------------------------------------------
                    Low                    X                X
                    ------------------------------------------------------------



ADVISER:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
SUBADVISER:   Loomis, Sayles & Company, L.P. ("Loomis Sayles")
MANAGERS:     Alexander Muromcew, John Tribolet and Eswar Menon
CATEGORY:     International Equity



TICKER SYMBOL:         CLASS A           CLASS B              CLASS C
                        NEFIX             NEIBX                NECIX
INVESTMENT GOAL

The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest primarily in equity securities of companies organized or headquartered outside of the United States. The Fund will hold securities from at least three different countries, including those within emerging markets. The Fund will focus on securities with large market capitalization but may invest in securities with any size capitalization.

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Combining careful research with visits with management, Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision-making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

Loomis Sayles uses a "No-Walls Decision MakingSM" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team; which allows the skill and unique perspective of each manager on the team to be leveraged.

The Fund may:

X Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

X Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS


EQUITY SECURITIES:  Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future
 expectations.    Small capitalization and emerging growth and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio

FOREIGN SECURITIES: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market
performance and those of indices of funds with similar objectives.    The Fund's
past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to February 14, 1997.


The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


                     TOTAL RETURN
    1993       1994  1995  1996  1997  1998  1999  2000
-------------------------------------------------------

X  Highest Quarterly Return: Fourth Quarter 1999, ____ up ____%
o  Lowest Quarterly Return: Third Quarter 1998,   ____ down ____%


The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East Index ("EAFE"), an arithmetical average of the performance of over 1,000 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The returns are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Foreign Stock and Lipper International Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Foreign Stock Average and Lipper International Average returns have been adjusted for these expenses but do not reflect any sales charges.


AVERAGE ANNUAL TOTAL RETURNS                                                       SINCE CLASS
(for the periods ended December 31, 2000)      PAST 1 YEAR     PAST 5 YEARS         INCEPTION
--------------------------------------------------------------------------------------------
Nvest International Equity Fund:
      Class A (inception 5/21/92)
      Class B (inception 9/13/93)
      Class C (inception 12/30/94)
--------------------------------------------------------------------------------------------
MSCI EAFE
--------------------------------------------------------------------------------------------
Morningstar Foreign Stock Average
--------------------------------------------------------------------------------------------
Lipper International Average
--------------------------------------------------------------------------------------------

The MSCI EAFE is calculated from 5/21/92 for Class A shares, 9/13/93 for Class B shares and 12/30/94 for Class C shares. The Mornigstar Foreign Stock Average and the Lipper International Average are calculated from 5/31/92 and 5/28/92, respectively, for Class A shares, 9/30/93 for Class B shares and 12/30/94 for
                                Class C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Fund Fees & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)


                                                            CLASS A           CLASS B             CLASS C
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)(1)(2)                   5.75%             None              1.00%(4)

-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
 of original purchase price or redemption proceeds,
 as applicable)(2)                                            (3)              5.00%             1.00%


-----------------------------------------------------------------------------------------------------------
Redemption fees                                              None*             None*             None*
-----------------------------------------------------------------------------------------------------------


(1) A reduced sales charge on Class A and Class C shares applies in some cases. See section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeefmed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


                               NVEST BULLSEYE FUND          NVEST CAPITAL GROWTH          NVEST GROWTH FUND
                                                                    FUND
------------------------------------------------------------------------------------------------------------------
               CLASS A    CLASS B     CLASS C    CLASS A    CLASS B     CLASS C     CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------
Advisory fees
------------------------------------------------------------------------------------------------------------------
Distribution and/or
 service (12b-1) fees
------------------------------------------------------------------------------------------------------------------
Other expenses
------------------------------------------------------------------------------------------------------------------
Total annual fund
 operating expenses
------------------------------------------------------------------------------------------------------------------


                NVEST GROWTH AND INCOME FUND           NVEST BALANCED FUND           NVEST INTERNATIONAL EQUITY
                                                                                               FUND**
------------------------------------------------------------------------------------------------------------------
               CLASS A    CLASS B    CLASS C     CLASS A    CLASS B     CLASS C     CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------------
Advisory
fees
------------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees
------------------------------------------------------------------------------------------------------------------
Other
expenses
------------------------------------------------------------------------------------------------------------------
Total
annual fund
operating
expenses
------------------------------------------------------------------------------------------------------------------


                    NVEST LARGE CAP VALUE***
----------------------------------------------------
                   CLASS A     CLASS B     CLASS C
----------------------------------------------------
Advisory fees
----------------------------------------------------
Distribution
 and/or service
 (12b-1) fees
----------------------------------------------------
Other expenses
----------------------------------------------------
Total annual
 fund operating
 expenses
----------------------------------------------------
Fee Waiver
 and/or expense
 reimbursement
----------------------------------------------------
Net Expenses
----------------------------------------------------






* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** CDC IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect until April 30, 2001 and will be reevaluated on an annual basis.

*** CDC IXIS Advisors has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75%, 2.50% and 2.50% of the Fund's average daily net assets for Class A, B and C shares, respectively. This undertaking is in effect until April 30, 2001 and will be reevaluated on an annual basis.

EXAMPLE

   This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in a Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                      NVEST BULLSEYE FUND                       NVEST CAPITAL GROWTH FUND
-------------------------------------------------------------------------------------------------
          CLASS A      CLASS B           CLASS C       CLASS A      CLASS B           CLASS C
-------------------------------------------------------------------------------------------------
                       (1)      (2)      (1)      (2)               (1)      (2)      (1)      (2)
-------------------------------------------------------------------------------------------------
1 YEAR     $  744  $  756   $  256   $  454   $  354    $  709  $  719   $  219   $  417   $  317
-------------------------------------------------------------------------------------------------
3 YEARS    $1,302  $1,301   $1,001   $1,091   $1,091    $  992  $  977   $  677   $  770   $  770
-------------------------------------------------------------------------------------------------
5 YEARS    $1,885  $1,966   $1,766   $1,848   $1,848    $1,296  $1,360   $1,160   $1,248   $1,248
-------------------------------------------------------------------------------------------------
10 YEARS   $3,456  $3,602   $3,602   $3,836   $3,836    $2,567  $2,299   $2,299   $2,567   $2,567
-------------------------------------------------------------------------------------------------

                      NVEST GROWTH FUND                      NVEST GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------
          CLASS        CLASS             CLASS        CLASS        CLASS             CLASS
            A            B                 C            A            B                 C
-----------------------------------------------------------------------------------------------
                      (1)      (2)      (1)      (2)              (1)      (2)      (1)      (2)
-----------------------------------------------------------------------------------------------
1 year    $  683  $  692   $  192   $  390   $  290   $  692  $  701   $  201   $  399   $  299
-----------------------------------------------------------------------------------------------
3 years   $  912  $  893   $  593   $  687   $  687   $  939  $  921   $  621   $  715   $  715
-----------------------------------------------------------------------------------------------
5 years   $1,159  $1,219   $1,019   $1,109   $1,109   $1,205  $1,266   $1,066   $1,156   $1,156
-----------------------------------------------------------------------------------------------
10 years  $1,865  $2,008   $2,008   $2,284   $2,284   $1,963  $2,106   $2,106   $2,379   $2,379
-----------------------------------------------------------------------------------------------

                     NVEST BALANCED FUND                           NVEST LARGE CAP VALUE FUND
                                                              (FORMERLY NVEST EQUITY INCOME FUND)
---------------------------------------------------------------------------------------------------------
          CLASS        CLASS             CLASS         CLASS           CLASS                 CLASS
            A            B                 C             A               B                     C
---------------------------------------------------------------------------------------------------------
                      (1)      (2)      (1)      (2)                  (1)        (2)        (1)        (2)
---------------------------------------------------------------------------------------------------------
1 year    $  703  $  713   $  213   $  411   $  311   $    720  $    731   $    231   $    428   $    328
---------------------------------------------------------------------------------------------------------
3 years   $  975  $  958   $  658   $  752   $  752   $  1,150  $  1,141   $    841   $    933   $    933
---------------------------------------------------------------------------------------------------------
5 years   $1,266  $1,329   $1,129   $1,218   $1,218   $  1,604  $  1,677   $  1,477   $  1,562   $  1,562
---------------------------------------------------------------------------------------------------------
10 years  $2,092  $2,235   $2,235   $2,505   $2,505   $2,857**  $3,002**   $3,002**   $3,253**   $3,253**
---------------------------------------------------------------------------------------------------------

                         NVEST INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------
            CLASS A            CLASS B                  CLASS C
-----------------------------------------------------------------------
                              (1)          (2)          (1)          (2)
-----------------------------------------------------------------------
1 YEAR         $  793     $  809       $  309       $  505       $  405
-----------------------------------------------------------------------
3 YEARS        $1,248     $1,243       $  943       $1,034       $1,034
-----------------------------------------------------------------------
5 YEARS        $1,727     $1,803       $1,603       $1,687       $1,687
-----------------------------------------------------------------------
10 YEARS       $3,042     $3,187       $3,187       $3,431       $3,431
-----------------------------------------------------------------------


(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

More About Risk


The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

CORRELATION RISK (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

CREDIT RISK (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK (All Funds except Capital Growth and Growth and Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EMERGING MARKETS RISK (International Equity Fund) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

EURO CONVERSION RISK (All Funds except Capital Growth and Growth and Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

EXTENSION RISK (Bullseye, Balanced and Large Cap Value (formerly Equity Income) Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK (All Funds) The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LEVERAGE RISK (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LIQUIDITY RISK (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like.
This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

MANAGEMENT RISK (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

MARKET RISK (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

OPPORTUNITY RISK (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

OPTIONS, FUTURES AND SWAP CONTRACTS RISKS (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

POLITICAL RISK (All Funds) The risk of losses directly attributable to government or political actions.

PREPAYMENT RISK (Balanced and Equity Income Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

SMALL CAPITALIZATION COMPANIES RISK (Capital Growth and International Equity Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

VALUATION RISK (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------
Meet the Funds' Investment Advisers and Subadvisers


The Nvest Funds family includes 28 mutual funds with a total of over $__ billion in assets under management as of December 31, 2000. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Nvest Stock Funds (the "Fund" or each a "Fund"), which along with Nvest Bond Funds, Nvest Star Funds, Kobrick Funds, Nvest AEW Real Estate Fund, and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS ADVISORS, L.P.

CDC IXIS ADVISORS (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except Growth Fund (for which CGM serves as adviser). CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $___132 billion in assets under management.CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides
general business management and administration to each Fund.    Nvest Management
does not determine what investments will be purchased by the Fund. The subadvisers listed below and CGM make the investment decisions for their respective Fund.

The combined advisory and subadvisory fees paid by the Funds (except Growth
Fund) in 2000 as a percentage of each Fund's average daily net assets were ____% for Bullseye Fund(after waiver or reimbursement), ___% for Capital Growth Fund, ___% for Growth and Income Fund, ___% for Balanced Fund, ____% for International Equity Fund (after reimbursement) and ____% for Large Cap Value Fund (formerly Equity Income Fund) (after waiver or reimbursement).

SUBADVISERS

JURIKA & VOYLES, located at Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612, serves as subadviser to the BULLSEYE FUND. Jurika & Voyles, founded in 1983, has discretionary management authority with respect to over $___ billion of assets as of December 31, 2000 for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles is a subsidiary of CDC IXIS Asset Management - North America.

LOOMIS SAYLES, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to BALANCED and INTERNATIONAL EQUITY FUNDS. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $___ billion in assets under management as of December 31, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

VNSM, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to the Large Cap Value Fund. VNSM is a subsidiary of CDC IXIS Asset Management - North America. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2000, VNSM had approximately $___ billion in assets under management.

   WESTPEAK, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to GROWTH and INCOME FUND and CAPITAL GROWTH FUND. Westpeak is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1991, Westpeak has approximately $9.8 billion in assets under management as of December 31, 2000.

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP (ADVISER)

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to GROWTH FUND since CGM's inception in 1989. It also serves as investment adviser to eight additional mutual funds and various institutional investors. CGM is an affiliate of CDC Asset Management - North America and has over $___ billion in assets under management as of ________________, 2000. In 2000, Growth Fund paid ____% of its average daily net assets to CGM in advisory fees.

SUBADVISORY AGREEMENTS

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors, CGM, Loomis Sayles, Westpeak or VNSM. In placing trades CGM, Loomis Sayles, Westpeak or VNSM will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Management Team
---------------
Meet the Funds' Portfolio Managers


NICHOLAS E. MOORE

Nicholas Moore has managed BULLSEYE FUND since March 2000 and has managed the value component of the equity portion of BALANCED FUND since March 2001. Mr. Moore, Vice President, Principal and Analyst, Equity Research of Jurika & Voyles, joined the company in June 1998. Prior to joining Jurika & Voyles, Mr. Moore was a Vice President and Portfolio Manager at Orbitex Management in early 1998. Prior to that, he served as portfolio manager for the Franklin Templeton Group from 1986 until January 1998. Mr. Moore has a B.A. from Menlo College in California and 15 years of investment experience.


GUY ELLIFFE

Guy Elliffe has managed the value component of the equity of BALANCED FUND since March 2001. Mr. Elliffe, Senior Vice President and Director of Research of Jurika & Voyles, joined the company in 1995. Previously, he served as Managing Director of Equities at National Mutual Funds Management. He is also a Chartered Financial Analyst. Mr. Elliffe earned a B.A. (Hons) from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London and has over 20 years of investment experience.


ERIC HULL

Eric Hull has managed the value component of the equity portion of BALANCED FUND since March 2001. Mr. Hull, Senior Research Analyst of Jurika & Voyles, joined the company in 1994. Prior to joining Jurika & Voyles, Mr. Hull held positions in both investment management and investment banking. Mr. Hull, a Certified Financial Analyst, has a B.S. in Business Administration from the University of California at Berkeley and 15 years of investment experience.


GERALD H. SCRIVER

Gerald Scriver has managed GROWTH AND INCOME FUND since May 1995 and CAPITAL GROWTH FUND since February 1998. He also manages the Westpeak segment of Star Value Fund. Mr. Scriver is the President and Chief Executive Officer of Westpeak Investment Advisors, which he founded in 1991. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 35 years of investment experience.


G. KENNETH HEEBNER

G. Kenneth Heebner has managed GROWTH FUND since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 36-year veteran of the investment industry.


JEFFREY W. WARDLOW

Jeffrey Wardlow served as co-manager of the value component of the equity portion of BALANCED FUND from August 1998 until May 2000 and as sole portfolio manager thereafter. He also co-manages the Loomis Sayles segment of Star Value Fund. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst, received both his B.B.A. and his M.B.A. from Michigan State University and has over 18 years of investment experience.


MARK B. BARIBEAU

   Mark B. Baribeau has co-managed the growth component of the equity portion of BALANCED FUND since March 2000. He also serves as portfolio manager of Loomis Sayles Growth Fund. Mr. Baribeau, Vice President of Loomis Sayles, joined the company in 1989. Mr. Baribeau, a Chartered Financial Analyst, received a M.A. from University of Maryland, a B.A. from University of Vermont and has 15 years of investment experience.


PAMELA N. CZEKANSKI

Pamela N. Czekanski has co-managed the growth component of the equity portion of BALANCED FUND since March 2000. She also serves as a portfolio manager of Loomis Sayles Growth Fund. Ms. Czekanski, Vice President of Loomis Sayles, joined the company in 1995. Ms. Czekanski, a Chartered Financial Analyst, received a B.A. from Middlebury College and has 17 years of investment experience.


RICHARD D. SKAGGS

Richard D. Skaggs has co-managed the growth component of the equity portion of BALANCED FUND since March 2000. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Skaggs, Vice President of Loomis Sayles, joined the company in 1994. Mr. Skaggs, a Chartered Financial Analyst received a M.S.M. and a B.S. from Oakland University and has 14 years of investment experience.


JOHN HYLL

John Hyll has served the fixed-income portion of BALANCED FUND as manager from 1994 until August 1999 and as co-manager thereafter. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 17 years of investment experience.


KURT L. WAGNER

KURT L. WAGNER HAS CO-MANAGED THE FIXED-INCOME PORTION OF Balanced Fund since May 2000. Mr. Wagner is Vice President and Portfolio Manager of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1994. Mr. Wagner is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Chicago, a B.A. from Haverford College and 23 years investment experience.

MARGARET M. BUESCHER

Margaret M. Buescher served as co-manager of the Large Cap Value Fund from June 1999 to August 2000 and as sole manager thereafter. She also manages the VNSM segment of Star Value Fund. Ms. Buescher, Principal of VNSM, joined the company in 1994. From 1980 to 1994, she was a Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher is also a Chartered Financial Analyst. She received a B.A. from Vanderbilt University and has over 26 years of investment experience.


ALEXANDER MUROMCEW

Alexander Muromcew serves as co-portfolio manager for INTERNATIONAL EQUITY FUND, concentrating on Asian markets. He also co-manages the Loomis Sayles segment of STAR WORLDWIDE FUND, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Muromcew, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University, a B.A. from Dartmouth College and has over 11 years of investment experience.


JOHN TRIBOLET

John Tribolet serves as co-portfolio manager for INTERNATIONAL EQUITY FUND, concentrating on European markets. He also co-manages the Loomis Sayles segment of STAR WORLDWIDE FUND, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Tribolet, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University and has over 9 years of investment experience.


ESWAR MENON

Eswar Menon serves as co-portfolio manager for INTERNATIONAL EQUITY FUND, concentrating on emerging markets. He also co-manages the Loomis Sayles segment of STAR WORLDWIDE FUND, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Menon, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, a B.S. from Indian Institute of Technology, Madras, India and has over 11 years of investment experience.

Fund Services
-------------
Investing in the Funds

CHOOSING A SHARE CLASS


Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

CLASS A SHARES

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

o You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

o You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS B SHARES

o You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

o    You pay higher annual expenses than Class A shares.


o You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

o Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

o Investors purchasing $1 millio or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

CLASS C SHARES

o You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See section entitled "Ways to Reduce or Eliminate Sales Charges."

o  You pay higher annual expenses than Class A shares.

o You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

o     Your Class C shares will not automatically convert into Class A shares.
If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

o Investors purchasing $1 millio or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.


   For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

CERTIFICATES

   Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------
   How Sales Charges are Calculated

CLASS A SHARES

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.



                                                  CLASS A SALES CHARGES
      YOUR INVESTMENT          AS A % OF OFFERING PRICE        AS A % OF YOUR INVESTMENT
LESS THAN    $  50,000               5.75%                             6.10%
--------------------------------------------------------------------------------------------
$  50,000     -  $  99,999           4.50%                             4.71%
--------------------------------------------------------------------------------------------
$ 100,000    -  $249,999             3.50%                             3.63%
--------------------------------------------------------------------------------------------
$ 250,000    -  $499,999             2.50%                             2.56%
--------------------------------------------------------------------------------------------
$ 500,000    -  $999,999             2.00%                             2.04%
--------------------------------------------------------------------------------------------
$1,000,000 OR MORE*                  0.00%                             0.00%
--------------------------------------------------------------------------------------------


* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."


CLASS B SHARES

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:


        CLASS B CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------
 YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
--------------------------------------------------------
1ST                                  5.00%
---------------------------------------------------------
2ND                                  4.00%
---------------------------------------------------------
3RD                                  3.00%
---------------------------------------------------------
4TH                                  3.00%
---------------------------------------------------------
5TH                                  2.00%
---------------------------------------------------------
6TH                                  1.00%
---------------------------------------------------------
THEREAFTER                           0.00%
---------------------------------------------------------

CLASS C SHARES


The offering price of Class C shares is their net asset value, plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.


        CLASS C CONTINGENT DEFERRED SALES CHARGES
--------------------------------------------------------
 YEAR SINCE PURCHASE        CDSC ON SHARES BEING SOLD
--------------------------------------------------------
1ST                                1.00%
---------------------------------------------------------
THEREAFTER                         0.00%
---------------------------------------------------------

Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

HOW THE CDSC IS APPLIED TO YOUR SHARES

The CDSC is a sales charge you pay when you redeem certain Fund shares.  The
CDSC:

o    is calculated based on the number of shares you are selling;

o is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

o is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

o for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC WILL NOT BE CHARGED ON:

o    increases in net asset value above the purchase price; or

o shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

   EXCHANGES INTO SHARES OF THE MONEY MARKET FUNDS

If you exchange shares of a Fund into shares of the a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another or Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------
Ways to Reduce or Eliminate Sales Charges

   CLASS A OR C SHARES

REDUCING SALES CHARGES

   There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

o LETTER OF INTENT -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

o COMBINING ACCOUNTS -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

ELIMINATING SALES CHARGES AND CDSC

   Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

o Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

o Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

o Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

o Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

o Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

o Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

REPURCHASING FUND SHARES

   You may apply proceeds from redeeming Class A or Class C shares of the Funds (WITHOUT PAYING A FRONT-END SALES CHARGE) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, A REDEMPTION IS A SALE THAT INVOLVES TAX CONSEQUENCES, EVEN IF THE PROCEEDS ARE LATER REINVESTED. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

CLASS A, B OR C SHARES

ELIMINATING THE CDSC

   As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

o to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

o    to make payments through a systematic withdrawal plan; or

o    due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information (the "SAI") for details.

Fund Services
-------------
It's Easy to Open an Account

TO OPEN AN ACCOUNT WITH NVEST FUNDS:

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                               MINIMUM TO OPEN AN
                                                    MINIMUM TO OPEN AN      ACCOUNT USING INVESTMENT     MINIMUM FOR EXISTING
                TYPE OF ACCOUNT                           ACCOUNT                    BUILDER                   ACCOUNTS


Any account other than those listed below                $2,500                       $100                       $100
Accounts registered under the Uniform Gifts to
 Minors Act ("UGMA") or the Uniform Transfers            $2,500                       $100                       $100
 to Minors Act ("UTMA")

Individual Retirement Accounts ("IRAs")                  $  500                       $100                       $100
Retirement plans with tax benefits such as
 corporate pension, profit sharing and Keogh             $  250                       $100                       $100
 plans

Payroll Deduction Investment Programs for
 SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and                 $   25                        N/A                         $25
certain other retirement plans


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares. SELF-SERVICING YOUR ACCOUNT Buying or selling shares is easy with the services described below:


NVEST FUNDS PERSONAL ACCESS LINE(R)
800-225-5478, PRESS 1

NVEST FUNDS WEB SITE

WWW.NVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o  order duplicate account statements; and

o  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
-------------
Buying Shares

                                        OPENING AN ACCOUNT                  ADDING TO AN ACCOUNT
THROUGH YOUR INVESTMENT DEALER

                                       o  Call your investment dealer          o  Call your investment dealer
                                          for information.                        for information.
BY MAIL
                                       o  Make out a check in U.S. dollars     o  Make out a check in U.S. dollars
                                          for the investment amount, payable to   for the investment amount, payable to
                                          "Nvest Funds."  Third party checks      "Nvest Funds."  Third party checks
                                          and "starter" checks will not be        and "starter" checks will not be
                                          accepted.                               accepted.

[envelope icon]                        o  Mail the check with your completed   o  Fill out the detachable investment
                                          application to Nvest Funds, P.O. Box    slip from an account statement.  If
                                          8551, Boston, MA 02266-8551.            no slip is available, include with
                                                                                  the check a letter specifying the
                                                                                  Fund name, your class of shares, your
                                                                                  account number and the registered
                                                                                  account name(s).  To make investing
                                                                                  even easier, you can order more
                                                                                  investment slips by calling
                                                                                  800-225-5478.

BY EXCHANGE
                                       o  The exchange must be for a           o  The exchange must be for a
                                          minimum of $1,000 or for all of         minimum of $1,000 or for all
                                          your shares.                            of your shares.

[exchange icon]                        o  Obtain a current prospectus for       o  Call your investment dealer or
                                          the Fund into which you are              Nvest Funds at 800-225-5478 or visit
                                          exchanging by calling your investment    www.nvestfunds.com to request an
                                          dealer or Nvest Funds at 800-225-5478.   exchange.

                                       o  Call your investment dealer or        o  See the section entitled
                                          Nvest Funds to request an exchange.      "Exchanging Shares" for more details.

                                       o  See the section entitled
                                          "Exchanging Shares" for more details.
   BY WIRE
                                       o Call Nvest Funds at 800-225-5478       o  Visit www.nvestfunds.com to add
                                         to obtain an account number and wire      shares to your account by wire.
                                         transfer instructions.  Your bank may
                                         charge you for such a transfer.
[wire icon]                                                                     o  Instruct your bank to transfer
                                                                                   funds to State Street Bank & Trust
                                                                                   Company, ABA# 011000028, and DDA #
                                                                                   99011538.

                                                                                o  Specify the Fund name, your class
                                                                                   of shares, your account number and
                                                                                   the registered account name(s).  Your
                                                                                   bank may charge you for such a
                                                                                   transfer.



AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER

                                       o  Indicate on your application that    o  Please call Nvest Funds at
                                          you would like to begin an automatic    800-225-5478 for a Service Options
                                          investment plan through Investment      Form.  A signature guarantee may be
                                          Builder and the amount of the monthly   required to add this privilege.
                                          investment ($100 minimum).

[builder icon]                         o  Send a check marked "Void" or a      o  See the section entitled
                                          deposit slip from your bank account     "Additional Investor Services".
                                          along with your application.

   THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                       o  Ask your bank or credit union whether o  Call Nvest Funds at 800-225-5478 or
                                          it is a member of the ACH system.        visit www.nvestfunds.com to add shares
                                                                                   to your account through ACH.

[ACH icon]                             o  Complete the "Telephone Withdrawal    o  If you have not signed up for the
                                          and Exchange" and "Bank Information"     ACH system, please call Nvest Funds for
                                          sections on your account application.    a Service Options Form.  A signature
                                                                                   guarantee may be required to add this
                                                                                   privilege.
                                       o  Mail your completed application to
                                          Nvest Funds, P.O. Box 8551, Boston, MA
                                          02266-8551.


Fund Services
-------------
Selling Shares
                       TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


THROUGH YOUR INVESTMENT DEALER
                                     o  Call your investment dealer for
                                        information.

BY MAIL
                                     o  Write a letter to request a redemption
                                        specifying the name of your Fund, your
                                        class of shares, your account number,
                                        the exact registered account name(s),
                                        the number of shares or the dollar
                                        amount to be redeemed and the method by
                                        which you wish to receive your proceeds.
                                        Additional materials may be required.
                                        See the section entitled "Selling Shares
                                        in Writing."
   [ENVELOPE ICON]                   o  The request must be signed by all of the
                                        owners of the shares and must include
                                        the capacity in which they are signing,
                                        if appropriate.
                                     o  Mail your request by REGULAR mail to
                                        Nvest Funds, P.O. Box 8551, Boston, MA
                                        02266-8551 or by REGISTERED, EXPRESS OR
                                        CERTIFIED mail to Nvest Funds, 66 Brooks
                                        Drive, Braintree, MA 02184.
                                     o  Your proceeds (less any applicable CDSC)
                                        will be delivered by the method chosen
                                        in your letter. If you choose to have
                                        your proceeds delivered by mail, they
                                        will generally be mailed to you on the
                                        business day after the request is
                                        received in good order. You may also
                                        choose to redeem by wire or through ACH
                                        (see below).

BY EXCHANGE
                                     o  Obtain a current prospectus for the Fund
                                        into which you are exchanging by calling
                                        your investment dealer or Nvest Funds at
                                        800-225-5478.
    [EXCHANGE ICON]                  o  Call Nvest Funds or visit
                                        www.nvestfunds.com to request an
                                        exchange.
                                     o  See the section entitled "Exchanging
                                        Shares" for more details.

BY WIRE
                                     0  Fill out the "Telephone Withdrawal and
                                        Exchange" and "Bank Information"
                                        sections on your account application.
    [WIRE ICON]                      o  Call Nvest Funds at 800-225-5478, visit
                                        www.nvestfunds.com or indicate in your
                                        redemption request letter (see above)
                                        that you wish to have your proceeds
                                        wired to your bank.
                                     o  Proceeds (less any applicable CDSC) will
                                        generally be wired on the next business
                                        day. A wire fee (currently $5.00) will
                                        be deducted from the proceeds.

   THROUGH AUTOMATED CLEARING HOUSE
                                     o  Ask your bank or credit union whether it
                                        is a member of the ACH system.
                                     o  Complete the "Telephone Withdrawal and
                                        Exchange" and "Bank Information"
                                        sections on your account application.
[ ACH ICON]                          o  If you have not signed up for the ACH
                                        system on your application, please call
                                        Nvest Funds at 800-225-5478 for a
                                        Service Options Form.
                                     o  Call Nvest Funds or visit
                                        www.nvestfunds.com to request a
                                        redemption through this system.
                                     o  Proceeds (less any applicable CDSC) will
                                        generally arrive at your bank within
                                        three business days.

BY SYSTEMATIC WITHDRAWAL PLAN

                                     o  Please refer to the section entitled
                                        "Additional Investor Services" or call
                                        Nvest Funds at 800-225-5478 or your
                                        financial representative for
                                        information.
[systematic icon]                    o  Because withdrawal payments may have tax
                                        consequences, you should consult your
                                        tax adviser before establishing such a
                                        plan.

BY TELEPHONE
                                     o  You may receive your proceeds by mail,
                                        by wire or through ACH (see above).
[telephone icon]                     o  Call Nvest Funds at 800-225-5478 to
                                        choose the method you wish to use to
                                        redeem your shares.

FUND SERVICES
-------------

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
o  your address of record has been changed within the past 30 days;
o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or
o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:
o  a financial representative or securities dealer;
o  a federal savings bank, cooperative, or other type of bank;
o  a savings and loan or other thrift institution;
o  a credit union; or
o  a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.


SELLER (ACCOUNT TYPE)                           REQUIREMENTS FOR WRITTEN REQUESTS

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (MINOR        o  The request must include the signatures of all persons
 ACCOUNTS)                                                         authorized to sign, including title, if applicable.
                                                                o  Signature guarantee, if applicable (see above).

CORPORATE OR ASSOCIATION ACCOUNTS                               o  The request must include the signatures of all persons
                                                                   authorized to sign, including title.

OWNERS OR TRUSTEES OF TRUST ACCOUNTS                            o  The request must include the signatures of all trustees authorized to sign, including title.
                                                                o  If the names of the trustees are not registered on the
                                                                   account, please provide a copy of the trust document certified within the past 60 days.
                                                                o  Signature guarantee, if applicable (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED                    o  The request must include the signatures of all surviving tenants of the account.
                                                               o  Copy of the death certificate.
                                                               o  Signature guarantee if proceeds check is issued to other than the surviving tenants.

POWER OF ATTORNEY (POA)                                       o  The request must include the signatures of the
                                                                 attorney-in-fact, indicating such title.


                                                              o  A signature guarantee.
                                                              o  Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT NVEST FUNDS        o  The request must include the signatures of all those
PROTOTYPE DOCUMENTS)                                             authorized to sign, including title.
                                                              o  Signature guarantee, if applicable (see above).

EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS,              o  The request must include the signatures of all those
CONSERVATORS                                                     authorized to sign, including capacity.
                                                              o  A signature guarantee.

                                                              o  Certified copy of court document where signer derives
                                                                 authority, e.g.: Letters of Administration, Conservatorship and Letters Testamentary.*

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)                         o  Additional documentation and distribution forms are
                                                                 required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

FUND SERVICES
-------------

EXCHANGING SHARES

   In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

   Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


RESTRICTION                                                                        Situation
o  The Fund may suspend the right of redemption or          o  When the New York Stock Exchange (the "Exchange") is
   postpone payment for more than 7 days:                      closed (other than a weekend/holiday)
                                                            o  During an emergency
                                                            o  Any other period permitted by the SEC
o  The Fund reserves the right to suspend account           o  With a notice of a dispute between registered owners
   services or refuse transaction requests:                 o  With suspicion/evidence of a fraudulent act

o  The Fund may pay the redemption price in whole or in     o  When it is detrimental for the Fund to make cash
   part by a distribution in kind of readily marketable        payments as determined in the sole discretion of the
   securities in lieu of cash or may take up to 7 days to      Adviser or subadviser
   pay a redemption request in order to raise capital:
o  The Fund may withhold redemption proceeds until the      o  When redemptions are made within 10 calendar days of
   check or funds have cleared:                                purchase by check or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

   SMALL ACCOUNT REDEMPTION

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

FUND SERVICES
--------------

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value=                         Total market value of securities + Cash and other assets - Liabilities
                                         -----------------------------------------------------------------------
                                                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

o A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

   EQUITY SECURITIES -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

SHORT-TERM OBLIGATIONS (REMAINING MATURITY OF LESS THAN 60 DAYS) -- amortized cost (which approximates market value).

   SECURITIES TRADED ON FOREIGN EXCHANGES -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

OPTIONS -- last sale price, or if not available, last offering price.

   FUTURES -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

ALL OTHER SECURITIES -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing Securities in the usual manner, the Funds may value Securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

FUND SERVICES
-------------

DIVIDENDS AND DISTRIBUTIONS

   The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.



                                             DIVIDEND PAYMENT SCHEDULE
   ANNUALLY                                        SEMI-ANNUALLY                               QUARTERLY
-------------------------------------------------------------------------------------------------------------------------
 Capital Growth                                   Growth and Income                              Balanced
    Growth                                                                                        Large Cap Value
   BULLSEYE                                                                                (FORMERLY EQUITY INCOME)
International Equity
-------------------------------------------------------------------------------------------------------------------------

   Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Nvest Fund.

o  Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

   Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding
period requirements.   Distributions of gains from investments that a Fund owned
for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another CDC Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.


COMPENSATION TO SECURITIES DEALERS

   As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares)Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basisThe Distributor retains the first year of such fees for Class C shares. . Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

FUND SERVICES
-------------

ADDITIONAL INVESTOR SERVICES


RETIREMENT PLANS

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


INVESTMENT BUILDER PROGRAM

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


DIVIDEND DIVERSIFICATION PROGRAM

   This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its prospectus carefully.


AUTOMATIC EXCHANGE PLAN

   Nvest Funds have an automatic exchange plan under which shares of a class of another Nvest Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.



SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


NVEST FUNDS WEB SITE

Visit us at WWW.NVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC MAIL DELIVERY

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

Fund Performance
-------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ___________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

 NVEST BULLSEYE FUND



                                CLASS A                            CLASS B                              CLASS C
                      MARCH 31(A)                     MARCH 31(A)                           MARCH 31(A)        YEAR ENDING
                        THROUGH       YEAR ENDING       THROUGH          YEAR ENDING          THROUGH          DECEMBER 31,
                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                         1998       1999     2000        1998          1999      2000          1998           1999     2000

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of the
Year
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
  INVESTMET
  OPERATIONS
Net Investment Income
  (Loss) (b)
Net Realized And
  Unrealized Gain
  (Loss) On
  Investments
Total From Investment
  Operations
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
  Period
TOTAL RETURN (%)(C)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
  Expenses to Average
  Net Assets (%)(d)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets
  (%)
Portfolio Turnover Rate
  (%)
Net Assets, End of Year
  (000)
-----------------------------------------------------------------------------------------------------------------------------

(A)  Commencement of Operations.
(B) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(C) A sales charge for Class A shares or CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(D) The ratio of operating expenses to average net assets without giving effect to the expense limitation would have been (%):
                     CLASS A            CLASS B                   CLASS C
(E)  Computed on an annualized basis.

Nvest Capital Growth Fund  TO BE UPDATED



                                          CLASS A                       CLASS B                       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                 YEAR ENDING DECEMBER 31,      YEAR ENDING DECEMBER 31,      YEAR ENDING DECEMBER 31,
                                    1996  1997  1998  1999  2000  1996  1997  1998  1999  2000  1996  1997  1998  1999  2000
Net Asset Value, Beginning
of the Year
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS)
  FROM INVESTMENT OPERATIONS
Net Investment
Income (Loss)
Net Realized And Unrealized
  Gain (Loss) On Investments
Total From Investment
  Operations
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions From Net Realized
  Capital Gains
  Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period


TOTAL RETURN (%)(A)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
  Average Net Assets (%)
Ratio of Net Investment Income
  (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------------------------------------------------------------



(f) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(g) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss).
(h) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

The fund's current subadviser assumed that function on february 16, 1998. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

Fund Performance
----------------

Nvest Growth Fund TO BE UPDATED

                                              CLASS A                                  CLASS B                  CLASS C
-------------------------------------------------------------------------------------------------------------------------------
                        YEAR ENDING DECEMBER 31,       FEBRUARY 28(A)    YEAR ENDING DECEMBER 31,     SEPTEMBER 1(A)  YEAR ENDING
                                                         THROUGH                                         THROUGH      DECEMBER 31,
                                                        DECEMBER 31,                                    DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                           1996      1997         1998      1999         2000  1997  1998  1999  2000    1998  1999  2000
Net Asset Value,
 Beginning of the
 Period
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
 Investment
 Operations
Net Investment
 Income (Loss)
Net Realized and
 Unrealized Gain
 (Loss) on
 Investments
Total from
 Investment
 Operations
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution from
 Net Investment
 Income
Distribution from
 Net Realized
 Capital Gains on
 Investments
Distributions in
 Excess of Realized
 Gain on Investments
Distribution from
 Return of Capital
Total Distributions
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Period

Total Return (%)(B)
-------------------------------------------------------------------------------------------------------------------------------
Ratios and
 Supplemental Data
Ratio of Operating
 Expenses to Average
 Net Assets (%)
Ratio of Net
 Investment Income
 (Loss) to Average
 Net Assets (%)
Portfolio Turnover
 Rate (%)
 Net Assets, End
 of Period (000)
-------------------------------------------------------------------------------------------------------------------

(A)  commencement of operations.

(B) a sales charge for class a shares or a cdsc for class b and class c shares is not reflected in total return calculations. Periods of less than one year are not annualized.

(C) per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(D)  computed on an annualized basis.

Fund Performance
----------------

Nvest Growth and Income Fund  TO BE UPDATED



                              CLASS A                       CLASS B                          CLASS C
------------------------------------------------------------------------------------------------------------------
                      YEAR ENDING DECEMBER 31,      YEAR ENDING DECEMBER 31,         YEAR ENDING DECEMBER 31,
                    1996  1997  1998  1999  2000  1996  1997  1998  1999  2000  1996  1997  1998  1999  2000


Net Asset Value, Beginning of the
  Period

------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
  Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain
  (Loss) on Investments
Total From Investment Operations
------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net Investment
Income
Distribution From Net Realized
  Capital Gains
Distributions In Excess Of
  Investment Income
Total Distributions
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)(B)
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental Data
Ratio of Operating Expenses to
  Average Net Assets (%)
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (%)
Portfolio Turnover Rate (%)
Net Assets,
End of Period (000)
------------------------------------------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.
(c)  Amount rounds to less than $0.01
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(e)  Computed on an annualized basis.
The Fund's Current Subadviser Assumed That Function On May 1, 1995. the Highlights Prior to This Date Reflect Results Achieved by the Previous Subadviser Under Different Investment Policies.

Fund Performance
----------------

Nvest Balanced Fund   to be Updated


                               CLASS A                       CLASS B                          CLASS C
-------------------------------------------------------------------------------------------------------------------
                       YEAR ENDING DECEMBER 31,      YEAR ENDING DECEMBER 31,         YEAR ENDING DECEMBER 31,

                     1996  1997  1998  1999  2000  1996  1997  1998  1999  2000  1996  1997  1998  1999  2000
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Year
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain
(Loss) on Investments
Total From Investment  Operations
-------------------------------------------------------------------------------------------------------------------
Less Distributions


Distributions From Net Investment
  Income
Distribution From Net Realized
  Capital Gains
Total Distributions
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period

Total Return (%)(A)
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental Data
Ratio of Operating Expenses to
  Average Net Assets  (%)
Ratio of Net Investment Income (Loss)
  to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-------------------------------------------------------------------------------------------------------------------

(A) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

Fund Performance
----------------

Nvest Large Cap Value Fund

(Formerly Equity Income Fund) to be Updated


                           CLASS A                              CLASS B                                    CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                   YEAR ENDING DECEMBER 31,    SEPTEMBER 15(A)   YEAR ENDING DECEMBER 31,    SEPTEMBER     YEAR ENDING DECEMBER 31,
                                                   THROUGH                                     15(A)
                                                 DECEMBER 31,                                 THROUGH
                                                                                            DECEMBER 31,
                 1996  1997  1998  1999  2000           1997        1998     1999    2000         1997        1998     1999    2000
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of the Period
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gains
(Loss) On Investments
Total From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution from Net Investment Income
Distribution from Net Realized Capital
  Gains
Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,  End of Period

Total Return (%)(D)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental Data
Ratio of Operating Expenses to Average
  Net Assets (%) (E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Period (000S)
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain/loss on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) A sales charge for Class A shares or CDSC for Class B and C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(e) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):
(f)  Computed on an annualized basis.
(g)  Amount rounds to less than $0.01.

Fund Performance
----------------
Nvest International Equity Fund  to be Updated


                                   CLASS A                     CLASS B                          CLASS C
---------------------------------------------------------------------------------------------------------------------
                         YEAR ENDING DECEMBER 31,      YEAR ENDING DECEMBER 31,         YEAR ENDING DECEMBER 31,
                       1996  1997  1998  1999  2000  1996  1997  1998  1999  2000  1996  1997  1998  1999  2000
---------------------------------------------------------------------------------------------------------------------
Net Asset Value,  Beginning of the
 Year
---------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
  Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain
  (Loss) On Investments
Total From Investment Operations
---------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net Investment
  Income
Distributions in Excess of Net
  Investment Income
Distribution From Net Realized
  Capital Gains
Distributions in Excess of Net
  Realized Gains
Total Distributions
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End  Of Year

TOTAL RETURN (%)(A)
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental  Data
Ratio of Operating  Expenses to
Average  Net Assets (%)(b)
Ratio of Net  Investment Income
 (Loss) to Average
 Net Assets (%)
Portfolio Turnover  Rate (%)
 Net Assets, End  of Year (000)
---------------------------------------------------------------------------------------------------------------------

(a) a Sales Charge for Class a Shares or a Cdsc for Class B and Class C Shares is Not Reflected in Total Return Calculations.

(b) the Ratio of Operating Expenses to Average Net Assets Without Giving Effect to the Expense Limitation in Effect Would Have Been (%):
______________Class A_______________ _____________Class B________
____________Class C____________

     1996    1997     1998     1999     2000     1996     1997     1998     1999
     ----    ----     ----     ----     ----     ----     ----     ----     ----
     2000     1996     1997     1998   1999   2000
     ----     ----     ----     ----   ----   ----
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

The Fund's Current Subadviser Assumed That Function On February 14, 1997. the Highlights Prior to This Date Reflect Results Achieved by the Previous Subadviser Under Different Investment Policies.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

BOTTOM-UP ANALYSIS -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

   CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.

DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

   INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MARKET CAPITALIZATION -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

   MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

   QUALITATIVE ANALYSIS -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

RETURN ON EQUITY -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

RULE 144A SECURITIES -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

TARGET PRICE -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

TECHNICAL ANALYSIS -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

TOP-DOWN APPROACH -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VALUE INVESTING -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                    NOTES --

                                    NOTES --

             If you would like more information about the Fund, the
              following documents are available free upon request:

          ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
     To reduce costs, we mail one copy per household.  For more copies call
                CDC IXIS Distributors, L.P. at the number below.

             Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and their investment limitations and policies , has been filed
   with the SEC and is incorporated into this Prospectus by reference.

                   TO ORDER A FREE COPY OF A FUND'S ANNUAL OR
              SEMIANNUAL REPORT OR ITS SAI, CONTACT YOUR FINANCIAL
                        REPRESENTATIVE, OR THE FUNDS AT:

        CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA  02116
                             Telephone: 800-225-5478
                        Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

              You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing or calling the Public Reference Room of the SEC,
                           Washington, D.C. 20549-0102
                            Telephone: 1-202-942-8090

               CDC IXIS Distributors, L.P., and other firms selling
                    shares of Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD).  As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program.  The program provides
             access to information about securities firms and their
        representatives.  Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                             at www.NASDR.com.

                                   NVEST FUNDS


                                   STOCK FUNDS



                            Nvest Capital Growth Fund

                                Nvest Growth Fund

                          Nvest Growth and Income Fund

                               Nvest Balanced Fund

           Nvest Large Cap Value Fund (formerly Equity Income Fund)

                         Nvest International Equity Fund



                   (Investment Company Act File No. 811-4323)

                   (Investment Company Act File No. 811-242)

                   (Investment Company Act File No. 811-7345)

Nvest Funds(SM)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

             Nvest

 Stock Funds - Class Y
Shares

                               Large-Cap Equity
                                Nvest Capital Growth Fund
                                       Westpeak Investment Advisors, L.P.
                                Nvest Growth Fund
                                       Capital Growth Management Limited
                                       Partnership
                                Nvest Growth and Income Fund
                                       Westpeak Investment Advisors, L.P.
                                Nvest Balanced Fund
                                       Loomis, Sayles & Company, L.P.
                               International Equity
                                Nvest International Equity Fund
                                       Loomis, Sayles & Company, L.P.

[photo]

                                   Prospectus

                                  May 1, 2001


                                 What's Inside

                           Goals, Strategies & Risks
                                     Page X

                              Fund Fees & Expenses
                                     Page X

                                Management Team
                                     Page X

                                 Fund Services
                                     Page X

                                Fund Performance
                                     Page X

 The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                     Funds.

                                  Nvest Funds
                399 Boylston Street, Boston, Massachusetts 02116
                                  800-225-5478
                               www.nvestfunds.com

Table of Contents


GOALS, STRATEGIES & RISKS

Nvest Capital Growth Fund
Nvest Growth Fund
Nvest Growth and Income Fund
Nvest Balanced Fund
Nvest International Equity Fund

FUND FEES & EXPENSES

Fund Fees & Expenses

MORE ABOUT RISK

More About Risk

MANAGEMENT TEAM

Meet the Funds' Investment Advisers and Subadvisers
Meet the Funds' Portfolio Managers

FUND SERVICES

It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares Are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers

FUND PERFORMANCE

Nvest Capital Growth Fund
Nvest Growth Fund
Nvest Growth and Income Fund
Nvest Balanced Fund
Nvest International Equity Fund
Glossary of Terms

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Capital Growth Fund


                                            -----------------------------------------------------
                                                                 Fund Focus
                                            -----------------------------------------------------
                                                          Stability       Income        Growth
                                            -----------------------------------------------------
                                             High                                         X
                                            -----------------------------------------------------
                                             Mod.             X
                                            -----------------------------------------------------
                                             Low                            X
                                            -----------------------------------------------------

Adviser:         Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:      Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:         Gerald H. Scriver
Category:        Large-Cap Equity


     Ticker Symbol:                                              Class Y
                                                                 NYCGX

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in the common stock of U.S. large and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of large and mid-capitalization stocks that exhibit reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. Westpeak will seek to construct a portfolio of growth stocks with reasonable relative valuation. The Fund's industry weightings will not vary significantly from the Russell 1000 Growth Index.

Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

X  earnings growth

X  potential earnings surprises

X  earnings-to-price

X  earnings momentum

In selecting investments for the Fund's portfolio, Westpeak employs the following process:

 . It starts with the Russell 3000 Growth Index of about 1,800 stocks and generally eliminates stocks of companies below a $600 million market capitalization threshold. This creates an overall universe of about 1,000 stocks, with approximately 90% of its capitalization from the Russell 1000 Growth Index (comprised of large and medium capitalization companies) and 10% from the Russell 2000 Growth Index (comprised of small capitalization companies).

 . Next, Westpeak screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry characteristics.

 . All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future).

 . The fundamental and expectations rank for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

 . The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 125 stocks that Westpeak believes will produce the highest long-term returns and characteristics similar to that of the Fund's benchmark, the Russell 1000 Growth Index.

The Fund may:

 .  Hold up to 10% of its assets in smaller capitalization companies.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                 Total Return
  2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: ____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Russell 1000 Growth Index, an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Large Growth and Lipper Multi-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Growth Average and Lipper Multi-Cap Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.


------------------------------------------------------------------------
Average Annual Total Returns                              Since Class
(for the periods ended December 31,       Past 1 Year      Inception
 2000)
------------------------------------------------------------------------
Nvest Capital Growth Fund:
      Class Y (inception 3/16/99)
------------------------------------------------------------------------
Russell 1000 Growth Index
------------------------------------------------------------------------
Morningstar Large Growth Average
------------------------------------------------------------------------
Lipper Multi-Cap Growth Average
------------------------------------------------------------------------

            Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Growth Fund


                                       -------------------------------------------------------------
                                                                Fund Focus
                                       -------------------------------------------------------------
                                                        Stability         Income          Growth
                                       -------------------------------------------------------------
                                        High                                                X
                                       -------------------------------------------------------------
                                        Mod.
                                       -------------------------------------------------------------
                                        Low                 X               X
                                       -------------------------------------------------------------

Adviser:      Capital Growth Management Limited Partnership ("CGM")
Manager:      G. Kenneth Heebner
Category:     Large-Cap Equity

     Ticker Symbol:                                                     Class Y
                                                                        NEGYX

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in a focused portfolio of equity securities. The Fund will generally invest in common stock of large capitalization companies that CGM expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

X  well-established, with records of above-average growth

X  promise of maintaining their leadership positions in their industries

X likely to benefit from internal revitalization or innovations, changes in consumer demand, or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

 . It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

 . CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

 . CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

 . CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

The Fund may:

 .  Invest in foreign securities.

 .  Invest in other investment companies.

 .  Invest in real estate investment trusts ("REITs").

 .  Invest a significant portion of its assets in a single sector.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.. Although the Fund is diversified, its focused approach means that its relatively small number of holdings may result in greater share price fluctuations than a more diversified mutual fund. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

Investments in other investment companies: May incur indirectly bear service and other fees in addition to its own expenses.

Focused Investment Risk: Because the Fund may invest in a small number of industries, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.


--------------------------------------------------------------------------------
                                 Total Return
  2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: _____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. They are also compared to the returns, as calculated by Morningstar, Inc. and Lipper Inc., of Morningstar Large Blend and Lipper Large-Cap Core Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Blend Average and Lipper Large-Cap Core Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------
Average Annual Total Returns               Past 1      Since Class
(for the periods ended December 31,         Year        Inception
 2000)
--------------------------------------------------------------------
Nvest Growth Fund:
  Class Y (inception 6/30/99)
--------------------------------------------------------------------
S&P 500 Index
--------------------------------------------------------------------
Morningstar Large Blend Average
--------------------------------------------------------------------
Lipper Large-Cap Core Average
--------------------------------------------------------------------

           Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                 & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Growth and Income Fund


                                                            Fund Focus
                                      -------------------------------------------------------
                                                      Stability       Income        Growth
                                      -------------------------------------------------------
                                       High                                           X
                                      -------------------------------------------------------
                                       Mod.               X
                                      -------------------------------------------------------
                                       Low                              X
                                      -------------------------------------------------------

Adviser:       Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:    Westpeak Investment Advisors, L.P. ("Westpeak")
Manager:       Gerald H. Scriver
Category:      Large-Cap Equity

   Ticker Symbol:                                                       Class Y
                                                                        NEOYX

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all its assets in common stock of large and mid-capitalization companies in any industry.

Westpeak constructs a portfolio of recognizable, large and mid-capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead, based upon current and historical probabilities. At times, the portfolio may be biased toward value; at other times toward growth as determined by the characteristics Westpeak favors. The Fund's industry weightings will not vary significantly from the S&P 500 Index.

Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

X  earnings-to-price

X  earnings growth

X  potential earnings surprises

X  book-to-price

In selecting investments for the Fund, Westpeak employs the following process:

 . It starts with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and eliminates stocks of companies below a $1.6 billion market capitalization threshold. This creates an overall universe of about 1,000 stocks.

 . Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry-specific characteristics.

 . All of the stocks are then screened using various Wall Street analysts' historical and projected earnings estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future.)

 . The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

 . The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 150 stocks, with risk characteristics that approximate that of the benchmark, the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

The Fund may:

 .  Invest in foreign securities traded in U.S. markets (through American
   Depositary Receipts ("ADRs") or stocks sold in U.S. dollars).

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: ADRs may be more volatile than U.S. securities and carry political, economic and information risks that are associated with foreign securities.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on May 1, 1995.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                 Total Return
   1999     2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: _____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices of 500 selected stocks. They are also compared returns, as calculated by Morningstar, Inc. and Lipper, Inc., of Morningstar Large-Cap Value and Lipper Multi-Cap Core Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large-Cap Value Average and Lipper Multi-Cap Core Average returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------
Average Annual Total Returns                                   Since Class
(for the periods ended December 31,          Past 1 Year        Inception
 2000)
------------------------------------------------------------------------------
Nvest Growth and Income Fund:
  Class Y (inception 11/18/98)
------------------------------------------------------------------------------
S&P 500 Index
------------------------------------------------------------------------------
Morningstar Large-Cap Value Average
------------------------------------------------------------------------------
Lipper Multi-Cap Core Average
------------------------------------------------------------------------------

            Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Balanced Fund

                                ------------------------------------------------
                                                   Fund Focus
                                ------------------------------------------------
                                            Stability      Income       Growth
                                ------------------------------------------------
                                 High
                                ------------------------------------------------
                                 Mod.           X             X            X
                                ------------------------------------------------
                                 Low
                                ------------------------------------------------

Adviser:       Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:    Loomis, Sayles & Company, L.P. ("Loomis Sayles")

Managers:      Equity (Value Component): Jeff Wardlow
               Equity (Growth Component): Mark Baribeau, Pamela Czekanski,
               Richard Skaggs Fixed Income: John Hyll and Kurt Wagner
Category:      Large-Cap Equity

Ticker Symbol:                                               Class Y
                                                             NEBYX

Investment Goal

The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

Principal Investment Strategies

The Fund principally invests in common stocks of quality, large to mid-market capitalization companies of any industry and investment grade bonds. Generally, the Fund will invest approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities. CDC IXIS Advisors allocates capital invested in the Fund's equity securities equally between a growth and a value component. In managing their particular components, Jurika & Voyles and Loomis Sayles use a flexiable approach to seek investments with the following characteristics, although not all of the companies selected will have these attributes:


Equity securities (growth or value component):

 .  discounted price compared to its current value for future growth prospects
   (growth/value)

 .  leading position within industry (growth/value)

 .  below-average price-to-earnings ratios (value)

 .  superior earnings growth potential (growth)

Fixed-income securities:

 .  greater yield-to-maturity than appropriate benchmarks

 .   maturities typically between 1 and 30 years

 .   controlled duration variance compared to index

In order to maintain a balanced, flexible portfolio of investments, Loomis Sayles and Jurika & Voyles employ the following strategies:

 .   The Fund will always invest a minimum of 50% of its assets in equity securities and a minimum of 25% in fixed income securities. The Loomis Sayles Global Allocation Committee will recommend the Fund's asset allocation regularly. Net cash flow will be allocated in accordance with the asset allocation determinations and then the equity portion will be allocated equally to growth and value components.

 .   For the value component, Jurika & Voyles selects stocks of companies that it believes are undervalued based upon their current operations and have the potential for future earnings growth. Using this value style, Jurika &
    Voyles generally will seek to invest in 45-60 medium and large capitalization companies with a forward price-to-earnings ratio at or below the market and long term growth estimates that are near or above the market.

 .   For the growth component, the portfolio managers select stocks from a universe of approximately 500 companies. They then use fundamental analysis to identify companies with leading market positions. Valuation analysis follows to find undervalued companies with positive growth catalysts. Portfolio construction then balances opportunities with risks to produce a portfolio of about 50 stocks.

 .   The portfolio managers select bonds by placing a greater emphasis on security and sector selection than interest rate anticipation. They conduct extensive research and credit analysis of over 600 corporate issuers and assigns each a proprietary rating. They combine these ratings with internal policy limitations to select bonds for the Fund.

 .   Loomis Sayles will sell a stock when its price objective has been attained, its fundamentals deteriorate or when more attractive opportunities are identified. It sells bonds depending on expected credit deterioration or when it identifies other securities with better total returns going forward.

 .   Jurika & Voyles will follow the same guidelines as Loomis Sayles when selling a stock, but will also sell a stock when a change occurs in the original investment, such as a merger or a regulatory change.

The Fund may:

 .   Invest in foreign securities and related currency hedging transactions; Rule
    144A securities; mortgage- and asset-backed securities; zero-coupon bonds and when-issued securities.

 .   Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole..
 Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Rule 144A securities may be more illiquid than other equity securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Mortgage- and asset-backed securities: Subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a realized loss when there is a prepayment of securities that were purchased at a premium.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                        Total Return
    1995     1996    1997    1998     1999        2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: _____Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of a blend of the S&P 500 Index and the Lehman Government/Corporate Bond Index ("S&P/Lehman G/C Blend"). This index is represented by a 65% weighting in the S&P 500 Index and a 35% weighting in the Lehman G/C Index. Indices are rebalanced to 65%/35% at the end of each year. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Domestic Hybrid and Lipper Balanced Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P/Lehman G/C Blend returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Domestic Hybrid Average and the Lipper Balanced Average returns have been adjusted for these expenses.

----------------------------------------------------------------------------------------------
Average Annual Total Returns                                                       Since Class
(for the periods ended December 31, 1999)       Past 1 Year     Past 5 Years        Inception
----------------------------------------------------------------------------------------------
Nvest Balanced Fund:
   Class Y (inception 3/8/94)
----------------------------------------------------------------------------------------------
S&P/Lehman G/C Blend
----------------------------------------------------------------------------------------------
Morningstar Domestic Hybrid Average
----------------------------------------------------------------------------------------------
Lipper Balanced Average
----------------------------------------------------------------------------------------------

           Each Index is calculated from 03/31/94 for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest International Equity Fund

                                ------------------------------------------------
                                                  Fund Focus
                                ------------------------------------------------
                                            Stability      Income       Growth
                                ------------------------------------------------
                                 High
                                ------------------------------------------------
                                 Mod.                                      X
                                ------------------------------------------------
                                 Low            X             X
                                ------------------------------------------------

Adviser:       Nvest Funds Management, L.P. ("Nvest Management")
Subadviser:    Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Managers:      Alexander Muromcew, John Tribolet and Eswar Menon
Category:      International Equity

     Ticker Symbol:                                                Class Y
                                                                   NEIYX

Investment Goal

The Fund seeks total return from long-term capital growth and dividend income.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of companies organized or headquartered outside of the United States. The Fund will hold securities from at least three different countries, including those within emerging markets. The Fund will focus on securities with large market capitalization but may invest in securities with any size capitalization.

Loomis Sayles uses a bottom-up, fundamental research process to build the Fund's portfolio. Combining careful research with visits with management, Loomis Sayles looks for growth oriented stocks of well-managed companies that are industry leaders globally and possess strong competitive positions with pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions while deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry macro data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk. The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas. Together with discipline and a thorough decision-making process, the Loomis Sayles research operation seeks to provide investors with a successful investment strategy.

Loomis Sayles uses a "No-Walls Decision Making(SM)" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team; which allows the skill and unique perspective of each manager on the team to be leveraged.

The Fund may:

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Small capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 14, 1997. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to February 14, 1997.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                         Total Return
    1994     1995     1996     1997     1998     1999        2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: _____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East Index ("EAFE"), an arithmetical average of the performance of over 1,000 companies representing stock markets in Europe, Australia, New Zealand and the Far East. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Foreign Stock and Lipper International Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The MSCI EAFE returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Foreign Stock Average and the Lipper International Average returns have been adjusted for these expenses.

-----------------------------------------------------------------------------------------------
Average Annual Total Returns                                                        Since Class
(for the periods ended December 31, 2000)         Past 1 Year      Past 5 Year       Inception
-----------------------------------------------------------------------------------------------
Nvest International Equity Fund:
   Class Y (inception 9/9/93)
-----------------------------------------------------------------------------------------------
MSCI EAFE
-----------------------------------------------------------------------------------------------
Morningstar Foreign Stock Average
-----------------------------------------------------------------------------------------------
Lipper International Average
-----------------------------------------------------------------------------------------------

            Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Fund Fees & Expenses
--------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                       All Funds
                                                                        Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                          None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                      None
--------------------------------------------------------------------------------
Redemption fees                                                           None*
--------------------------------------------------------------------------------

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Expense information in the table has been restated to reflect current fees and expenses.

----------------------------------------------------------------------------------
                    Nvest Capital Growth    Nvest Growth Fund    Nvest Growth and
                          Fund                                      Income Fund
----------------------------------------------------------------------------------
                        Class Y                  Class Y              Class Y
----------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
----------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------
Total annual fund
 operating
 expenses
----------------------------------------------------------------------------------

----------------------------------------------------------------
                    Nvest Balanced Fund     Nvest International
                                                Equity Fund
----------------------------------------------------------------
                          Class Y                 Class Y
----------------------------------------------------------------
Management fees
----------------------------------------------------------------
Distribution
 and/or service
 (12b-1) fees
----------------------------------------------------------------
Other expenses
----------------------------------------------------------------
Total annual fund
 operating
 expenses
----------------------------------------------------------------

Example

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .  You invest $10,000 in a Fund for the time periods indicated;

     .  Your investment has a 5% return each year; and

     .  A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

          Nvest Capital Growth    Nvest Growth Fund    Nvest Growth and Income
                  Fund                                           Fund
--------------------------------------------------------------------------------
                Class Y                Class Y                  Class Y
--------------------------------------------------------------------------------
1 year          $  100                  $   85                   $   87
--------------------------------------------------------------------------------
3 years         $  314                  $  266                   $  272
--------------------------------------------------------------------------------
5 years         $  544                  $  462                   $  473
--------------------------------------------------------------------------------
10 years        $1,206                  $1,029                   $1,052
--------------------------------------------------------------------------------

-------------------------------------------------------------
           Nvest Balanced Fund    Nvest International Equity
                                             Fund
-------------------------------------------------------------
                 Class Y                    Class Y
-------------------------------------------------------------
1 year            $   98                     $  140
-------------------------------------------------------------
3 years           $  307                     $  437
-------------------------------------------------------------
5 years           $  533                     $  754
-------------------------------------------------------------
10 years          $1,182                     $1,655
-------------------------------------------------------------

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (All Funds except Capital Growth and Growth and Income Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (International Equity Fund) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (All Funds except Capital Growth and Growth and Income Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Extension Risk (Balanced Fund) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like.
This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (Balanced Fund) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Capital Growth and International Equity Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Funds' Investment Advisers and Subadvisers

The Nvest Funds family includes 28 mutual funds with a total of over $_____ billion in assets under management as of December 31, 2000. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of Nvest Stock Funds (the "Funds" or each a "Fund"), which along with Nvest Bond Funds, Nvest Star Funds, Kobrick Funds, Nvest AEW Real Estate Fund, and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS Advisors, L.P.

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds except Growth Fund (for which CGM serves as adviser). CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of _______________, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $____ 132 billion in assets under management. CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund except Growth Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Funds. The subadvisers listed below and CGM make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds (except Growth
Fund) in 2000 as a percentage of each Fund's average daily net assets were _____% for Capital Growth Fund, _____% for Growth and Income Fund, ____% for Balanced Fund, _____% for International Equity Fund (after reimbursement).

Subadvisers

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to Balanced and International Equity Funds. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $___ billion in assets under management as of _____________, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Westpeak, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to Growth and Income Fund and Capital Growth Fund. Westpeak is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1991, Westpeak has approximately $9.8 billion in assets under management as of December 31, 2000.

Capital Growth Management Limited Partnership (Adviser)

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to Growth Fund since CGM's inception in 1989. It also serves as investment adviser to eight additional mutual funds and various institutional investors. CGM is an affiliate of CDC Asset Management - North America and has over $___ billion in assets under management as of December, 31 2000. In 2000, Growth Fund paid _____% of its average daily net assets to CGM in advisory fees.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors, any of the subadvisers. In placing trades any of the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Management Team
---------------

Meet the Funds' Portfolio Managers

Nicholas E. Moore

Nicholas Moore has managed Bullseye Fund since March 2000 and has managed the value component of the equity portion of Balanced Fund since March 2001. Mr. Moore, Vice President, Principal and Analyst, Equity Research of Jurika & Voyles, joined the company in June 1998. Prior to joining Jurika & Voyles, Mr. Moore was a Vice President and Portfolio Manager at Orbitex Management during early 1998. Prior to that he served as Portfolio Manager for the Franklin Templeton Group from 1986 until January 1998. Mr. Moore has a B.A. from Menlo College in California and 15 years of investment experience.

Guy Elliffe

Guy Elliffe has managed the value component of the equity of Balanced Fund since March 2001. Mr. Elliffe, Senior Vice President and Director of Research of Jurika & Voyles, joined the company in 1995. Previously, he served as Managing Director of Equities at National Mutual Funds Management. He is also a Chartered Financial Analyst. Mr. Elliffe earned a B.A. (Hons) from the University of Otago (New Zealand) and a Certificate of Finance and Investment from the Institute of Actuaries in London and has over 20 years of investment experience.

Eric Hull

Eric Hull has managed the value component of the equity portion of Balanced Fund since March 2001. Mr. Hull, Senior Research Analyst of Jurika & Voyles, joined the company in 1994. Prior to joining Jurika & Voyles, Mr. Hull held positions in both investment management and investment banking. Mr. Hull, a Certified Financial Analyst, has a B.S. in Business Administration from the University of California at Berkeley and 15 years of investment experience.

Gerald H. Scriver

Gerald Scriver has managed Growth and Income Fund since May 1995 and Capital Growth Fund since February 1998. He also manages the Westpeak segment of Star Value Fund. Mr. Scriver is the President and Chief Executive Officer of Westpeak Investment Advisors, which he founded in 1991. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 35 years of investment experience.

G. Kenneth Heebner

G. Kenneth Heebner has managed Growth Fund since 1976. In 1989, Mr. Heebner co-founded and is currently senior portfolio manager of CGM. He is also a Chartered Financial Analyst. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School, and is a highly regarded 36-year veteran of the investment industry.

Jeffrey W. Wardlow

Jeffrey Wardlow served as co-manager of the value component of the equity portion of Balanced Fund from August 1998 until May 2000 and as sole portfolio manager thereafter. He also co-manages the Loomis Sayles segment of Nvest Star Value Fund. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst, received both his B.B.A. and his M.B.A. from Michigan State University and has over 18 years of investment experience.

Mark B. Baribeau

Mark B. Baribeau has co-managed the growth component of the equity portion of Balanced Fund since March 2000. He also serves as portfolio manager of Loomis Sayles Growth Fund. Mr. Baribeau, Vice President of Loomis Sayles, joined the company in 1989. Mr. Baribeau, a Chartered Financial Analyst, received a M.A. from University of Maryland, a B.A. from University of Vermont and has 15 years of investment experience.

Pamela N. Czekanski

Pamela N. Czekanski has co-managed the growth component of the equity portion of Balanced Fund since March 2000. She also serves as a portfolio manager of Loomis Sayles Growth Fund. Ms. Czekanski, Vice President of Loomis Sayles, joined the company in 1995. Ms. Czekanski, a Chartered Financial Analyst, received a B.A. from Middlebury College and has 17 years of investment experience.

Richard D. Skaggs

Richard D. Skaggs has co-managed the growth component of the equity portion of Balanced Fund since March 2000. He also serves as a portfolio manager of Loomis Sayles Growth Fund. Mr. Skaggs, Vice President of Loomis Sayles, joined the company in 1994. Mr. Skaggs, a Chartered Financial Analyst received a M.S.M. and a B.S. from Oakland University and has 14 years of investment experience.

John Hyll

John Hyll has served the fixed-income portion of Balanced Fund as co-manager from 1994 until August 1999 and as manager thereafter. Mr. Hyll, Vice President of Loomis Sayles, joined the company in 1989. He received his B.A. and his M.B.A. from Baldwin-Wallace College and has over 17 years of investment experience.

Kurt L. Wagner

Kurt L. Wagner has co-managed the fixed-income portion of Balanced Fund since May 2000. Mr. Wagner is Vice President and Portfolio Manager of Loomis Sayles. He began his investment career in 1978 and has been at Loomis Sayles since 1994. Mr. Wagner is also a Chartered Financial Analyst and Chartered Investment Counselor. He has an M.B.A. from the University of Chicago, a B.A. from Haverford College and 22 years investment experience.

Alexander Muromcew

Alexander Muromcew serves as co-portfolio manager for International Equity Fund, concentrating on Asian markets. He also co-manages the Loomis Sayles segment of Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Muromcew, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University, a B.A. from Dartmouth College and has over 11years of investment experience.

John Tribolet

John Tribolet serves as co-portfolio manager for International Equity Fund, concentrating on European markets. He also co-manages the Loomis Sayles segment of Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Tribolet, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University and has over 9 years of investment experience.

Eswar Menon

Eswar Menon serves as co-portfolio manager for International Equity Fund, concentrating on emerging markets. He also co-manages the Loomis Sayles segment of Nvest Star Worldwide Fund, the International Equities sector of Loomis Sayles Worldwide Fund, Loomis Sayles International Equity Fund and Loomis Sayles Emerging Markets Fund. Mr. Menon, Vice President of Loomis Sayles, joined the company in 1999. Prior to joining Loomis Sayles, Mr.

Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, a B.S. from Indian Institute of Technology, Madras, India and has over 11 years of investment experience.

Fund Services
-------------

It's Easy to Open an Account
To Open an Account with Nvest Funds:

1.   Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares:

     Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

     A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

     . Other mutual funds, endowments, foundations, bank trust departments or trust companies.

     There is no initial or subsequent investment minimum for:

     . Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

     . Inzssurance Company Accounts of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

     . Separate Accounts of New England Financial, MetLife or their affiliates.

     . Wrap Fee Programs of certain broker-dealers not being paid by the Fund, Nvest Management or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

     . Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

     . Deferred Compensation Plan Accounts of New England Life Insurance Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

     . Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

You will not receive certificates representing Class Y Shares.

Nvest Funds Web Site

You may access to your account 24 hours a day by visiting us online at www.nvestfunds.com.

Fund Services
-------------

Buying Shares

                                           Opening an                                   Adding to an
                                             Account                                      Account

Through Your Investment Dealer
                                 .  Call your investment dealer                .  Call your investment dealer
                                    for information.                              for information.


By Mail
                                 .  Make out a check in U.S. dollars           .  Make out a check in U.S. dollars
                                    for the investment amount, payable to         for the investment amount, payable to
                                    "Nvest Funds."  Third party checks            "Nvest Funds."  Third party checks
                                    and "starter" checks will not be              and "starter" checks will not be
                                    accepted.                                     accepted.

[envelope icon]                  .  Mail the check with your completed         . Fill out the detachable investment
                                    application to Nvest Funds, P.O. Box         slip from an account statement.  If
                                    8551, Boston, MA 02266-8551                  no slip is available, include with
                                                                                 the check a letter specifying the
                                                                                 Fund name, your class of shares, your
                                                                                 account number and the registered
                                                                                 account name(s).  To make investing
                                                                                 even easier, you can order more
                                                                                 investment slips by calling
                                                                                 800-225-5478.

By Exchange

[exchange icon]                  .  Obtain a current prospectus for            . Call your investment dealer or
                                    the Fund into which you are                  Nvest Funds at 800-225-5478 or visit
                                    exchanging by calling your investment        www.nvestfunds.com to request an
                                    dealer or  Nvest Funds at                    exchange.
                                    800-225-5478.

                                 .  Call your investment dealer or             . See the section entitled
                                    Nvest Funds to request an exchange.          "Exchanging Shares" for more details.

                                 .  See the section entitled
                                    "Exchanging Shares" for more details.

By Wire

                                 .  Call  Nvest Funds at 800-225-5478          . Visit www.nvestfunds.com to add
                                    to obtain an account number and wire         shares to your account by wire.
                                    transfer instructions.  Your bank may
                                    charge you for such a transfer.
[wire icon]                                                                    . Instruct your bank to transfer
                                                                                 funds to State Street Bank & Trust
                                                                                 Company, ABA# 011000028, and DDA #
                                                                                 99011538.
                                                                               . Specify the Fund name, your class
                                                                                 of shares, your account number and
                                                                                 the registered account name(s).  Your
                                                                                 bank may charge you for such

                                                                                 a transfer.

Through Automated Clearing House ("ACH")

                                          .  Ask your bank or credit union whether   .  Call  Nvest Funds at 800-225-5478 or
                                             it is a member of the ACH system.          visit www.nvestfunds.com to add shares
                                                                                        to your account through ACH.

[ACH icon]                                .  Complete the "Telephone Withdrawal      .  If you have not signed up for the
                                             and Exchange" and "Bank Information"       ACH system, please call  Nvest Funds
                                             sections on your account application.      for a Service Options Form.  A
                                                                                        signature guarantee may be required to
                                                                                        add this privilege.
                                          .  Mail your completed application to
                                             Nvest Funds, P.O. Box 8551, Boston, MA
                                             02266-8551.

Fund Services
-------------

Selling Shares
                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

Through Your Investment Dealer
                                        .  Call your investment dealer for information.

By Mail
                                        .  Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds.  Additional materials may be required.  See the section entitled "Selling Shares in Writing."

[envelope icon]                         .  The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

                                        .  Mail your request by regular mail to Nvest Funds, P.O. Box 8551, Boston, MA
                                           02266-8551 or by registered, express or certified mail to Nvest Funds, 66
                                           Brooks Drive, Braintree, MA  02184.

                                        .  Your proceeds will be delivered by the method chosen in your letter.  If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order.
                                           You may also choose to redeem by wire or through ACH (see below).

By Exchange
                                        .  Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

[exchange icon]                         .  Call Nvest Funds or visit www.nvestfunds.com to request an exchange.
                                        .  See the section entitled "Exchanging Shares" for more details.

By Wire
                                        .  Fill out the "Telephone Withdrawal and Exchange" and "Bank Information"
                                           sections on your account application.

[wire icon]                             .  Call  Nvest Funds at 800-225-5478, visit www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                                        .  Proceeds will generally be wired on the next business day.  A wire fee
                                           (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House
                                        .  Ask your bank or credit union whether it is a member of the ACH system.
                                        .  Complete the "Telephone Withdrawal and Exchange" and "Bank Information"
                                           sections on your account application.
[ACH icon]                              .  If you have not signed up for the ACH system on your application, please call  Nvest Funds at 800-225-5478 for a Service Options Form.

                                        .  Call  Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.
                                        .  Proceeds will generally arrive at your bank within three business days.

By Telephone
                                        .  You may receive your proceeds by mail, by wire or through ACH (see above).

[telephone icon]                        .  Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

Fund Services
-------------

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

 .  your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .  a financial representative or securities dealer;

 .  a federal savings bank, cooperative, or other type of bank;

 .  a savings and loan or other thrift institution;

 .  a credit union; or

 .  a securities exchange or clearing agency.

Fund Services
-------------

Exchanging Shares

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and
Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.


Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:


Restriction                                                    Situation

 .  The Fund may suspend the right of redemption or postpone    .  When the New York Stock Exchange (the "Exchange") is closed
   payment for more than 7 days:                                  (other than a weekend/holiday)
                                                               .  During an emergency
                                                               .  Any other period permitted by the SEC

 .  The Fund reserves the right to suspend account services     .  With a notice of a dispute between registered owners
   or refuse transaction requests:                             .  With suspicion/evidence of a fraudulent act

 .  The Fund may pay the redemption price in whole or in        .  When it is detrimental for the Fund to make cash payments
   part by a distribution in kind of readily marketable           as determined in the sole discretion of the Adviser or
   securities in lieu of cash or may take up to 7 days            subadviser
   to pay a redemption request in order to raise capital:

 .  The Fund may withhold redemption proceeds until the         .  When redemptions are made within 10 calendar days of
   check or funds have cleared:                                   purchase by check or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value =  Total market value of securities  Cash and other assets
                   -------------------------------------------------------
                   Liabilities Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 . A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
  U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services
-------------

Dividends and Distributions


The Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.


                                  Dividend Payment Schedule
          Annually                      Semi-Annually            Quarterly
-------------------------------------------------------------------------------
        Capital Growth               Growth and Income            Balanced
           Growth
     International Equity
-------------------------------------------------------------------------------


Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 .    Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another Nvest Fund.

 .    Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another CDC Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Performance
----------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.


Nvest Capital Growth Fund TO BE UPDATED

                                                          Class Y
--------------------------------------------------------------------------------
                                             March 16, 1999
                                              (a) through
                                            December 31, 1999  December 31, 2000
Net Asset Value, Beginning of the Period
--------------------------------------------------------------------------------
Income (Loss) From Investment
 Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain
 (Loss) On Investments
Total From Investment Operations
--------------------------------------------------------------------------------

Less Distributions
Distributions From Net Realized
 Capital Gains
Total Distributions

--------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)(b)
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b)  Periods less than one year are not annualized.

(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(d)  Computed on an annualized basis.

Fund Performance
----------------


Nvest Growth Fund TO BE UPDATED

--------------------------------------------------------------------------------
                                                        Class Y
--------------------------------------------------------------------------------
                                           June 30, 1999 (a)
                                           through December
                                               31, 1999        December 31, 2000
Net Asset Value, Beginning of the Period
--------------------------------------------------------------------------------
Income (Loss) From Investment
 Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain
 (Loss) On Investments
Total From Investment Operations
--------------------------------------------------------------------------------

Less Distributions
Distributions From Net Realized
 Capital Gains on Investments
Total Distributions
--------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)(b)
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b)  Periods less than one year are not annualized.
(c)  Computed on an annualized basis.

Nvest Growth and Income Fund TO BE UPDATED

--------------------------------------------------------------------------------------------------------------------
                                                                         Class Y
--------------------------------------------------------------------------------------------------------------------
                                          November 18 (a)
                                       through December 31,    Year Ended December 31,    Year Ended December 31,
                                               1998                    1999                      2000
Net Asset Value, Beginning of Period
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment
 Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain
 (Loss) On Investments
Total From Investment Operations

--------------------------------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net Investment
 Income
Distributions From Net Realized
 Capital Gains
Distributions in Excess of Net
 Investment Income
Total Distributions

--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Period

Total Return (%)(c)
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------------------------------------------

(a)  Commencement of Operations.
(b)  Computed on an annualized basis.
(c)  Periods less than one year are not annualized.
(d)  Amount rounds to less than $0.01

Fund Performance
----------------


Nvest Balanced Fund TO BE UPDATED

-----------------------------------------------------------------------------------------------
                                                           Class Y
-----------------------------------------------------------------------------------------------
                                                  Year Ending December 31,
                                          1996      1997      1998       1999      2000
Net Asset Value, Beginning of Year
-----------------------------------------------------------------------------------------------
Income (Loss) From Investment
 Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain
 (Loss) on Investments
Total From Investment Operations
-----------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net Investment
 Income
Distribution From Net Realized
 Capital Gains
Total Distributions
-----------------------------------------------------------------------------------------------

Net Asset Value, End Of Year

Total Return (%)
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000s)
-----------------------------------------------------------------------------------------------

Fund Performance
----------------


Nvest International Equity Fund TO BE UPDATED

--------------------------------------------------------------------------------------------
                                                            Class Y
--------------------------------------------------------------------------------------------
                                                   Year Ending December 31,
                                            1196      1997      1998       1999      2000
Net Asset Value, Beginning of the Year
--------------------------------------------------------------------------------------------
Income (Loss) From Investment
 Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain
 (Loss) on Investments
Total From Investment Operations
--------------------------------------------------------------------------------------------

Less Distributions
Dividends From Net Investment Income
Dividends in Excess of Net
 Investment Income
Distributions From Net Realized
 Capital Gains
Distributions in Excess of Net
 Realized Gains
Total Distributions

--------------------------------------------------------------------------------------------

Net Asset Value, End Of Year
Total Return (%)
--------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to
 Average Net Assets (%)(b)
Ratio of Net Investment Income
 (Loss) to Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------------------


(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

The Fund's current subadviser assumed that function on February 14, 1997. The highlights prior to this date reflect results achieved by the previous subadviser under different investment policies.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.


Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.


Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).


Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

            If you would like more information about the Funds, the
             following documents are available free upon request:

        Annual and Semiannual Reports -- Provide additional information about each Fund's investments.  Each report includes a
         discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
    To reduce costs, we mail one copy per household.  For more copies call
               CDC IXIS Distributors, L.P. at the number below.

             Statement of Additional Information (SAI) -- Provides
           more detailed information about the Funds, has been filed
      with the SEC and is incorporated into this Prospectus by reference.

                  To order a free copy of a Fund's annual or
             semiannual report or its SAI, contact your financial
                       representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA  02116
                            Telephone: 800-225-5478
                         Internet: www.nvestfunds.com

                 Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.


           You can review and copy a Fund's reports and SAIs at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                           ------------------
           writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

             CDC IXIS Distributors, L.P., and other firms selling
                   shares of Nvest Funds are members of the
         National Association of Securities Dealers, Inc. (NASD).  As
                a service to investors, the NASD has asked that
            we inform you of the availability of a brochure on its
               Public Disclosure Program.  The program provides
            access to information about securities firms and their
        representatives.  Investors may obtain a copy by contacting the
              NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                  Nvest Funds


                         Stock Funds - Class Y Shares


                           Nvest Capital Growth Fund

                               Nvest Growth Fund

                         Nvest Growth and Income Fund

                              Nvest Balanced Fund

                        Nvest International Equity Fund








                  (Investment Company Act File No. 811-4323)

                   (Investment Company Act File No. 811-242)

Nvest Funds/sm/
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

             Nvest

Star Funds

                                      Large-Cap Equity
                                        Nvest Star Value Fund

                                      All-Cap Equity
                                        Nvest Star Advisers Fund

                                      Small-Cap Equity
                                        Nvest Star Small Cap Fund

                                      Global Equity
                                        Nvest Star Worldwide Fund

[photo]

                                  Prospectus

                                  May 1, 2001

                                 What's Inside

                          Goals, Strategies & Risks
                                    Page X
                             Fund Fees & Expenses
                                    Page X
                               Management Team
                                    Page X
                                Fund Services
                                    Page X

                               Fund Performance
                                    Page X

 The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                    Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------

NVEST STAR VALUE FUND
NVEST STAR ADVISERS FUND
NVEST STAR SMALL CAP FUND
NVEST STAR WORLDWIDE FUND

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------

FUND FEES & EXPENSES

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------

MORE ABOUT RISK

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------

MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS
MEET THE FUNDS' PORTFOLIO MANAGERS

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------

INVESTING IN THE FUNDS
HOW SALES CHARGES ARE CALCULATED
WAYS TO REDUCE OR ELIMINATE SALES CHARGES
IT'S EASY TO OPEN AN ACCOUNT
BUYING SHARES
SELLING SHARES
SELLING SHARES IN WRITING
EXCHANGING SHARES
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES
HOW FUND SHARES ARE PRICED
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
COMPENSATION TO SECURITIES DEALERS
ADDITIONAL INVESTOR SERVICES

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------

NVEST STAR VALUE FUND
NVEST STAR ADVISERS FUND
NVEST STAR SMALL CAP FUND
NVEST STAR WORLDWIDE FUND
GLOSSARY OF TERMS

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Star Value Fund

                                      -----------------------------------------
                                                     Fund Focus
                                      -----------------------------------------
                                                Stability     Income     Growth
                                      -----------------------------------------
                                      High                                  X
                                      -----------------------------------------
                                      Mod.          X
                                      -----------------------------------------
                                      Low                        X
                                      -----------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:   Harris Associates, L.P. ("Harris Associates")
               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
               Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM")
               Westpeak Investment Advisors, L.P. ("Westpeak")
Category:      Large-Cap Equity

   Ticker Symbol:           Class A      Class B       Class C
                             NEFVX        NEVBX         NECVX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in the common stocks of mid- and large capitalization companies of various industries. The companies the Fund invests in are value-oriented according to one of more of the following measures: price-to-earnings ratio, return-on-equity, dividend yield, price-to-book value ratio, or price-to-sales ratio.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Hold securities of foreign issuers traded over the counter or on foreign exchanges.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Value Fund -- More on Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------

Equity securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund assumed a multi-manager structure and its current subadvisers assumed that function on February 28, 2000. This chart and table reflect results achieved by the previous subadviser under a single-manager structure for periods prior to February 28, 2000.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

--------------------------------------------------------------------------------

 .  Highest Quarterly Return:       Quarter     , up %
                             -----         ----

 .  Lowest Quarterly Return:       Quarter     , down %
                            -----         ----

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 3000 Index, selected for their greater value orientation. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large-Cap Value and Lipper Multi-Cap Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. The Fund previously compared its returns to the broad Lipper category in which the Fund was categorized. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large-Cap Value Average and Lipper Multi-Cap Value Average returns have been adjusted for these expenses but do not reflect any sales charges.

     --------------------------------------------------------------------------------------------------------
     Average Annual Total Returns                        Past 1       Past 5       Past 10        Since Class
     (for the periods ended December 31, 2000)            Year         Years        Years          Inception
     --------------------------------------------------------------------------------------------------------
     Nvest Star Value Fund:
       Class A (inception 6/5/70)
       Class B (inception 9/13/93)
       Class C (inception 12/30/94)
     --------------------------------------------------------------------------------------------------------
     Russell 1000 Value Index
     --------------------------------------------------------------------------------------------------------
     Morningstar Large-Cap Value Average
     --------------------------------------------------------------------------------------------------------
     Lipper Multi-Cap Value Average
     --------------------------------------------------------------------------------------------------------

Each Index is calculated from 12/30/90 for Class A shares, 9/30/93 for Class B shares and 12/30/94 for Class C shares.

    For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Value Fund - More On
  Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

--------------------------------------------------------------------------------
Harris Associates
--------------------------------------------------------------------------------

The segment of the Fund managed by Harris Associates primarily invests in the common stocks of mid- and large capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          . Positive free cash flow

                      . High level of insider ownership

                     . Favorable earnings growth potential

In making investment decisions for constructing a concentrated portfolio, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those that meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

--------------------------------------------------------------------------------
Loomis Sayles
--------------------------------------------------------------------------------

Loomis Sayles uses fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

          . Low price-to-earnings ratios based on earnings estimates

                        . Competitive return on equity

              . Competitive current and estimated dividend yield

                        . Favorable earnings prospects

In selecting investments for its Fund segment, Loomis Sayles employs the following strategy:

 . Loomis Sayles starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

 . Stocks are then ranked using the Loomis Sayles' proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

 . Stocks are selected based on fundamental research focusing on those that are ranked favorably in the valuation model.

 . Its segment's portfolio is constructed by choosing approximately 60 to 70 stocks that Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

 . The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

 . Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

--------------------------------------------------------------------------------
Vaughan, Nelson, Scarborough & McCullough (VNSM)
--------------------------------------------------------------------------------

In managing its segment of the Fund, VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have each of these attributes:

                   . Low price-to-sales relative to market

                      . Higher yield relative to market

                  . Low price-to-earnings relative to market

                 . Low price-to-book value relative to market

In selecting investments for its segment of the Fund, VNSM employs the following strategy:

 . VNSM uses a value-driven investment philosophy that selects stocks selling at a relatively low value based primarily on the four criteria mentioned above. It selects companies that VNSM believes are out-of-favor or misunderstood.

 . VNSM starts with an investment universe of 5,000 securities. VNSM then uses value-driven screens to create a research universe of 300 to 400 companies with market capitalizations of at least $2 billion.

 . VNSM will generally sell a stock when its relative valuation reverts to its historical average, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

--------------------------------------------------------------------------------
Westpeak
--------------------------------------------------------------------------------

In managing its segment of the Fund, Westpeak constructs a portfolio of recognizable, large and mid-capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus is on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. At times, the portfolio may be biased toward value; at other times toward growth as determined by the characteristics Westpeak favors. The segment's industry weightings will not vary significantly from the S&P 500 Index. Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

                              . Earnings-to-price

                              . Earnings growth

                        . Potential earnings surprises

                                . Book-to-price

In selecting investments, Westpeak employs the following process:

 . Westpeak starts with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and eliminates stocks of companies below a $1.6 billion market capitalization threshold. This creates an overall universe of about 1,000 stocks.

 . Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry-specific characteristics.

 . All of the stocks are then screened using various Wall Street analysts' historical and projected earning estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future).

 . The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

 . The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 150 stocks, with risk characteristics that approximate that of the benchmark, the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

Goals, Strategies & Risks
-------------------------

Nvest Star Advisers Fund

                                      -----------------------------------------
                                                     Fund Focus
                                      -----------------------------------------
                                                Stability     Income     Growth
                                      -----------------------------------------
                                      High                                  X
                                      -----------------------------------------
                                      Mod.
                                      -----------------------------------------
                                      Low           X            X
                                      -----------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")

Subadvisers:   Harris Associates L.P. ("Harris Associates")
               Kobrick Funds LLC ("Kobrick")
               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Category:      All-Cap Equity

   Ticker Symbol:         Class A           Class B           Class C
                           NEFSX             NESBX             NECCX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Hold securities of foreign issuers traded over the counter or on foreign exchanges.

 . Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

 .  Invest in real estate investment trusts ("REITs").

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Enter into options, futures, swap contracts and currency hedging transactions.

 .  Invest in initial public offerings ("IPOs") and Rule 144A securities.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Advisers Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------

Equity securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as anticipated. Securities issued in IPO's tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in increased tax liability to shareholders. Rule 144A securities may be more illiquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1995    1996    1997    1998    1999    2000

--------------------------------------------------------------------------------

 .  Highest Quarterly Return:       Quarter     , up %
                             -----         ----

 .  Lowest Quarterly Return:       Quarter     , down %
                            -----         ----

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Standard & Poor's Midcap 400 Index ("S&P 400"), an unmanaged index representing the performance of the mid-sized company segment of the U.S. market, and the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large Blend and the Lipper Multi-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The S&P 400 Index and S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Large Blend Average and Lipper Multi-Cap Growth Average returns have been adjusted for these expenses but do not reflect any sales charge.

-----------------------------------------------------------------------------------------
Average Annual Total Returns                                                  Since Class
(for the periods ended December 31, 2000)     Past 1 Year     Past 5 Years     Inception
-----------------------------------------------------------------------------------------
Nvest Star Advisers Fund:
  Class A (inception 7/7/94)
  Class B (inception 7/7/94)
  Class C (inception 7/7/94)
-----------------------------------------------------------------------------------------
S&P 400 Index
S&P 500 Index
Morningstar Large Blend Average
Lipper Multi-Cap Growth Average
-----------------------------------------------------------------------------------------

The S&P 400 Index and S&P 500 Index are calculated from 7/7/94 for Classes A, B and C Shares. The Morningstar Large Blend Average and the Lipper Multi-Cap Growth Average are calculated from 7/31/94 for Classes A, B and C shares.

    For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Advisers Fund - More On
 Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

--------------------------------------------------------------------------------
Harris Associates
--------------------------------------------------------------------------------

The segment of the Star Advisers Fund managed by Harris Associates invests primarily in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          . Positive free cash flow

                      . High level of insider ownership

                     . Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

--------------------------------------------------------------------------------
Kobrick
--------------------------------------------------------------------------------

The segment of the Star Advisers Fund managed by Kobrick will, under normal conditions, invest substantially in equity securities of large capitalization companies that Kobrick expects will have better than average long-term growth potential. The Fund normally concentrates its investments in a core group of 20 to 40 larger, more established, companies in a variety of industries. Kobrick seeks to invest in companies, which offer the greatest potential for profitable expansion and sustained growth, and considers a variety of factors, including any one or more of the following:

                 . The strength of a company's management team

                         . Expected growth in earning

                           . Compelling valuations

                 . Competitive position and business strategy

In making investment decisions, Kobrick employs the following four-part investment approach:

 .  Screening: Kobrick analyzes thousands of companies in order to find a select
   ---------
   group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

 .  Portfolio Construction: Kobrick applies buy disciplines, which emphasize
   ----------------------
   strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. Kobrick considers potential risk in selecting securities to construct a diversified portfolio that limits volatility.

 .  Portfolio Supervision: Kobrick closely monitors each holding in the Fund's
   ---------------------
   portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

 .  Portfolio Realignment: Kobrick will generally sell a position when its target
   ---------------------
   price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

The segment of the Star Advisers Fund managed by Kobrick may engage in frequent trading of securities. Additionally, this segment may buy and sell certain individual stocks frequently based upon many factors, including if, in Kobrick's opinion, the stock prices reflect opportunities in the market. Because this segment may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the segment, which may lower this segment's return. Recently, more frequent trading of securities occurred due to significant market volatility and other factors, which produced a higher-than-normal portfolio turnover rate for the segment.

--------------------------------------------------------------------------------
Loomis Sayles
--------------------------------------------------------------------------------

The segment of the Star Advisers Fund managed by Loomis Sayles invests primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalization of those companies constituting the Russell 2500 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics relative to those companies constituting the Russell 2500 Index:

                        . Strong fundamental prospects

                        . Low price-to-earnings ratio

                       . Higher than average cash flows

                            . Strong balance sheets

Loomis Sayles will build a core portfolio of companies which in its opinion possess the attributes set forth above. It also invests a smaller portion of its segment's assets in companies which it believes are undergoing a "special situation" or turn-around. These types of companies may have experienced significant business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

 . Loomis Sayles begins with a universe of approximately 3,000 companies, identified through the intensive research of Loomis Sayles analysts. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500
   Index.

 .  Next, the portfolio managers with the assistance and guidance of Loomis
   Sayles analysts put the companies through several screens to determine which companies provide the best earnings growth potential while at the same time appear to be the most undervalued by the market relative to the Russell 2500 Index.

 . Out of the remaining candidates, Loomis Sayles builds a diversified portfolio across many economic sectors so that the portfolio is protected against the inherent volatility of small capitalization companies.

 .  Investments are continuously monitored by analysts and portfolio managers.
   The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

 . Loomis Sayles will sell a position when it reaches its target valuation, the fundamental outlook is deteriorating or when other more favorable opportunities arise.

--------------------------------------------------------------------------------

Loomis Sayles
--------------------------------------------------------------------------------

The segment of the Star Advisers Fund managed by Loomis Sayles will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index. Loomis Sayles seeks securities with the following characteristics:

 .  Annual earnings growth of at least 25%

 . Attractive valuation relative to both competitors and their own operating history

 .  Strong management team

 .  Competitive barriers to entry within the company's industry

In making investment decisions, Loomis Sayles employs the following methods:

 . Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.

 . It looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalization of these companies will generally be within the range of companies included in the Russell Midcap Growth Index.

 . Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.

 . Loomis Sayles will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or when other more favorable opportunities arise.

Goals, Strategies & Risks
-------------------------

Nvest Star Small Cap Fund

                                      -----------------------------------------
                                                     Fund Focus
                                      -----------------------------------------
                                                Stability     Income     Growth
                                      -----------------------------------------
                                      High                                  X
                                      -----------------------------------------
                                      Mod.
                                      -----------------------------------------
                                      Low           X            X
                                      -----------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:   Harris Associates, L.P. ("Harris Associates")
               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
               Montgomery Asset Management, LLC ("Montgomery")
               RS Investment Management, L.P. ("RS Investment Management")
Category:      Small-Cap Equity

    Ticker Symbol:      Class A          Class B            Class C
                         NEFJX            NEJBX              NEJCX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

The Fund seeks to attain its goal by investing primarily in equity securities of small capitalization companies. The Fund's potential investment universe includes companies whose total market capitalization, at the time of purchase, falls within the range of the Russell 2000 Index. The Fund may, however, invest in companies with larger capitalizations.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 .  Invest up to 35% of its assets in fixed-income securities, including U.S.
   government bonds as well as lower quality debt securities.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in foreign securities, including those of emerging markets.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 .  Invest in real estate investment trusts ("REITs").

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Small Cap Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------

Equity securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and under perform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1997    1998    1999    2000

--------------------------------------------------------------------------------

 .  Highest Quarterly Return:       Quarter     , up %
                             -----         ----

 .  Lowest Quarterly Return:       Quarter     , down %
                            -----         ----

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company common stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Small-Cap Growth and Lipper Small-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Morningstar Small-Cap Growth Average and Lipper Small-Cap Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                                         Since Class
(for the periods ended December 31, 2000)         Past 1 Year         Inception
--------------------------------------------------------------------------------
Nvest Star Small Cap Fund:
  Class A (inception 12/31/96)
  Class B (inception 12/31/96)
  Class C (inception 12/31/96)
--------------------------------------------------------------------------------
Russell 2000 Index
--------------------------------------------------------------------------------
Morningstar Small-Cap Growth Average
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Average
--------------------------------------------------------------------------------

     Each Index is calculated from 12/31/96 for Classes A, B and C shares.

For actual past expenses of Classes A, B and C shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Small Cap Fund - More On
 Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

--------------------------------------------------------------------------------
Harris Associates
--------------------------------------------------------------------------------

The segment of the Fund managed by Harris Associates primarily invests in the common stocks of "small cap companies" in the United States. Harris considers a small cap company to have a market capitalization no larger than the largest market capitalization of the companies included in the S&P Small Cap 600 Index
($      billion as of December 31, 2000). Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          . Positive free cash flow

                      . High level of insider ownership

                     . Favorable earnings growth potential

In making investment decisions for its segment of the Fund, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

--------------------------------------------------------------------------------
Loomis Sayles
--------------------------------------------------------------------------------

Under normal market conditions, Loomis Sayles invests at least 65% of its segment's total assets in equity securities of companies with market capitalizations that, at the time of purchase, fall within the capitalization range of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels.

This segment of the Star Small Cap Fund focuses on rapidly growing companies which Loomis Sayles believes have the potential for strong revenue growth, rising profit margins and accelerating earnings growth. The stock selection process uses a bottom-up approach that Loomis Sayles believes emphasizes companies that possess the best growth prospects. Loomis Sayles uses this approach to identify companies with the following characteristics, although not all of the companies selected will have these attributes:

          . New and/or distinctive products, technologies or services

    . Expected growth of at least 20% per year driven by strong sales and improving profitability

     . Strong, experienced management with the vision and the capability to grow a large, profitable organization

In making investment decisions, Loomis Sayles generally employs the following methods:

 . Loomis Sayles begins with a universe of approximately 3,000 companies that generally fall within the market capitalization range of those companies constituting the Russell 2000 Index.

 .  Next, the portfolio managers with the assistance and guidance of the Loomis
   Sayles' analysts evaluate this universe through screening techniques to determine which companies appear to offer the best earnings growth prospects.

 . Once Loomis Sayles determines that a company may have the potential for earnings growth and rising profitability, it considers that company's stock for purchase. This process includes analysis of the company's income statements and balance sheets, an assessment of the quality of its management team as well as the company's competitive position.

 . Out of the remaining candidates, Loomis Sayles builds a diversified portfolio of small cap growth securities. The portfolio's holdings are generally equally weighted, although under certain circumstances such as low liquidity or lack of near term earnings prospects, positions will be reduced. Under normal market conditions, the portfolio remains fully invested with less than 5% of its assets held as cash.

 . Investments are continuously monitored by the Loomis Sayles small cap growth team. Any erosion in the fundamental characteristics of portfolio holdings may result in the sale of that security. Additionally, securities are sold when their market capitalization exceeds the capitalization range of the Russell 2000 Index. Finally, stocks may be sold if a better opportunity is identified by the portfolio managers.

--------------------------------------------------------------------------------
Montgomery
--------------------------------------------------------------------------------

Montgomery seeks capital appreciation by investing in well-managed small cap U.S. growth companies whose stock price appears to be undervalued relative to their growth potential. Potential investments are rigorously analyzed by subjecting them to the following three steps of its investment process:

           . Identify companies with improving business fundamentals

      . Conduct in-depth analysis of each company's current business and future prospects

     . Analyze each company's share price to determine whether its growth prospects have been fully recognized by the market

In making investment decisions, Montgomery generally employs the following methods:

 . The immediate review of earnings release data and the evaluation of the data allows the team early identification of any meaningful positive change. Above-trend revenue or earnings growth often signals an inflection point in a company's business that triggers team members to begin their fundamental research process. The majority of Montgomery's research effort focuses on a universe of stocks with market capitalizations ranging between $100 million and $2 billion at the time of purchase.

 . Team members spend the majority of their time on the fundamental research of investment candidates in order to validate the nature and sustainability of the identified positive change. Montgomery's focus is on understanding company dynamics: their business, market share, industry, competitors, customers, and suppliers. The team maintains an open dialogue with senior management of the companies in which they invest. Montgomery believes that a critical factor in company analysis is the quality, strength and experience of the management team. They assess their leadership, corporate vision and strategy. Rigorous financial analysis allows the team to understand the integrity of a company's balance sheet, the company's ability to finance growth internally, the earnings growth rate and margin trends, the target financial model, the linearity of financial performance within a year and within a quarter, the company's backlog, the company's internal financial systems, and the visibility and predictability of financial results.

 . After the fundamental analysis has concluded that the prospective candidate is a good company, the focus then turns to determining if the stock is a good investment at the current price. Montgomery develops target prices based on their earnings forecasts and expected multiple. They select appropriate valuation metrics depending on the industry (i.e. price/earnings, price/cash flow, price/sales), and require an anticipated minimum return of 20% within 12 months. Stocks below that threshold are placed on the watch list.

 . The portfolio remains well diversified, containing 60 to 80 issues, with no more than 5% at cost invested in any one issue. Typically the top ten holdings represent 25-30% of the portfolio. Industry and sector weights are a result of the stock selection process and internal risk control guidelines. The objective is to obtain broad exposure to the small cap sector of the market without constraining the stock selection process. At the industry level, no more than 20% of the total portfolio is invested within any industry at one time. Sector weights are considered on both an absolute and relative basis.

 . Montgomery uses four criteria to determine when to sell a stock. A stock in the portfolio becomes a candidate for sale when: the stock reaches its price target, the risk/return equation is no longer favorable, deterioration in company fundamentals or competitive force-out by a new idea.

--------------------------------------------------------------------------------
RS Investment Management
--------------------------------------------------------------------------------

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research-driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one to three year time horizon. The catalysts that spur growth in these small companies may consist of:

                            . A new product launch

                           . A new management team

                         . Expansion into new markets

                      . Realization of undervalued assets

In making investment decisions, RS Investment Management generally employs the following methods:

 . RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth.

 . It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.

 . Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources, and management's intended use, of cash.

 . RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.

 . RS Investment Management considers selling or initiating the sell process when:

   - A stock has reached the price objective set by RS Investment Management.

   - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

   - Negative fundamental changes occur relating to management, product definition or economic environment.

   - Opportunities that are more attractive are identified.

Goals, Strategies & Risks
-------------------------

Nvest Star Worldwide Fund

                                      -----------------------------------------
                                                     Fund Focus
                                      -----------------------------------------
                                                Stability     Income     Growth
                                      -----------------------------------------
                                      High                                  X
                                      -----------------------------------------
                                      Mod.
                                      -----------------------------------------
                                      Low           X            X
                                      -----------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:   Harris Associates L.P. ("Harris Associates")
               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
               Montgomery Asset Management, LLC ("Montgomery")
Category:      Global Equity

   Ticker Symbol:          Class A          Class B            Class C
                            NEFDX            NEDBX              NEDCX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is a global mutual fund, which means that it will seek to invest in equity securities traded on foreign stock markets as well as the markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world and offer opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets such as Singapore.

CDC IXIS Advisors allocates capital invested in the Fund equally among its four segments, which are managed by the three subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower quality debt securities.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in real estate investment trusts ("REITs").

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Worldwide Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

--------------------------------------------------------------------------------
Principal Investment Risks
--------------------------------------------------------------------------------

Equity securities: Because the Fund may invest a significant portion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and under perform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                 Total Return
  1996    1997    1998    1999    2000

--------------------------------------------------------------------------------

 .  Highest Quarterly Return:       Quarter     , up %
                             -----         ----

 .  Lowest Quarterly Return:       Quarter     , down %
                            -----         ----

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Morgan Stanley Capital International World Index ("MSCI World Index"), an unmanaged index of stocks throughout the world. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar World Stock and Lipper Global Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The MSCI World Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar World Stock Average and Lipper Global Average returns have been adjusted for these fees but do not reflect sales charges.

------------------------------------------------------------------------------------------
Average Annual Total Returns                                                   Since Class
(for the periods ended December 31, 2000)     Past 1 Year     Past 5 Years      Inception
------------------------------------------------------------------------------------------
Nvest Star Worldwide Fund:
  Class A (inception 12/29/95)
  Class B (inception 12/29/95)
  Class C (inception 12/29/95)
------------------------------------------------------------------------------------------
MSCI World Index
------------------------------------------------------------------------------------------
Morningstar World Stock Average
------------------------------------------------------------------------------------------
Lipper Global Average
------------------------------------------------------------------------------------------

     Each Index is calculated from 12/29/95 for Classes A, B and C shares.

            For actual past expenses of Classes A, B and C shares,
               see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Worldwide Fund - More On
 Investment Strategies

The Fund's portfolio is divided among the three different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

--------------------------------------------------------------------------------
Harris Associates - U.S. Segment
--------------------------------------------------------------------------------

The U.S. segment of the Fund is subadvised by Harris Associates and primarily invests in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based on its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          . Positive free cash flow

                      . High level of insider ownership

                     . Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

--------------------------------------------------------------------------------
Harris Associates - International Segment
--------------------------------------------------------------------------------

In managing its international segment of the Fund, Harris Associates generally employs the same screening techniques that it uses for its U.S. segment; however, due to the inherent risks associated with investing in foreign securities, Harris Associates further evaluates:

 . The relative political and economic stability of the issuer's home country

                   . The ownership structure of the company

                     . The company's accounting practices

This segment of the Fund may invest in securities traded in both developed and emerging markets. There are no limits to this segment's geographic asset distribution, but to provide adequate diversification, this segment of the Fund will generally be invested in at least five countries outside the United States.

--------------------------------------------------------------------------------
Loomis Sayles
--------------------------------------------------------------------------------

The segment of the Star Worldwide Fund managed by Loomis Sayles will invest primarily in equity securities of companies organized or headquartered outside of the United States. The segment will hold securities from at least three different countries, including those within emerging markets. The segment focuses on securities with large market capitalization, but may invest in securities with any size capitalization. The securities selected by Loomis Sayles for the segment typically have the following characteristics although not all of the companies selected by Loomis Sayles will have these attributes:

             . Strong, competitive position as an industry leader

                            . Strong pricing power

                        . Strong distribution channels

                . Improving business or financial fundamentals

In making investment decisions, Loomis Sayles employs the following methods:

 . Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio.

 . It looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above.

 . In addition to its bottom-up approach to security selection, an overlay of country and industry macro-economic data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk.

 . The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas.

 . Loomis Sayles will sell a position when the fundamental outlook is deteriorating or when other more favorable opportunities arise.

 . Loomis Sayles uses a "No-Walls Decision Making\\SM\\" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team, which allows the skill and unique perspective of each manager on the team to be leveraged.

--------------------------------------------------------------------------------
Montgomery
--------------------------------------------------------------------------------

Montgomery will invest at least 65% of its segment's assets in equity securities of companies of any size located throughout the world. The segment invests in at least three different countries, one of which may be the United States. Its global equities investment strategy employs a bottom-up selection process, complemented by proprietary sector and country research. Montgomery's process is distinguished by extensive use of primary (original) research as opposed to secondary (broker) research and global sector specialization. The end result is a global equity portfolio diversified across industries and countries, designed to deliver consistent returns versus a designated benchmark. The securities selected by Montgomery for the segment typically have the following characteristics although not all of the companies selected by Montgomery will have these attributes:

        . Strong management with increased sales and earnings potential

      . Under or reasonably valued relative to their long-term prospects

        . Competitive advantage, innovative products or services or the beneficiary from deregulation and privatization trends.

In making investment decisions, Montgomery employs the following methods:

 . Primary (original) research is the foundation of Montgomery's investment process and should be distinguished from secondary (broker) research. Its team of global equity analysts' primary responsibilities are allocated on a global sector basis. Sector analysis is bottom-up in nature and supports Montgomery's specific security research.

 . Montgomery's investment process begins with its original ideas. New ideas are generated from both primary research and strategic universe screening with the assistance of Montgomery's advanced information technology. Montgomery's goal is to identify companies that are attractive on the basis of long-term projected earnings growth, near-term earnings/business momentum, and valuation.

 . A formal process to evaluate the new ideas generated from sector-level analysis and strategic universe screening results in a short list of potential investments warranting further research. All potential investments are subjected to rigorous fundamental analysis before a recommendation to buy is made.

 . At Montgomery, security selection is a result of a peer review process conducted by sector specialists and senior portfolio management. The peer review process encourages thorough research, accountability and articulation of analysis. Value is added through earnings estimates that are different from the analysts' consensus and analysts' insight to companies' ratings within their peer groups.

 . Investments are monitored continuously and are compared against Montgomery's price objective and their respective peer groups, to identify potential deterioration in any of the fundamental reasons for purchase.

 . Specific factors that bring about a decision to sell in Montgomery's process include but are not limited to: premium valuation, negative business momentum, lack of management credibility, and accessibility and competitive force-out.

Fund Fees & Expenses
--------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

--------------------------------------------------------------------------------
Shareholder Fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)

---------------------------------------------------------------------------------------------
                                                           Class A      Class B      Class C
---------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)(1)(2)                  5.75%        None        1.00%(4)
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
 of original purchase price or redemption proceeds,
 as applicable)(2)                                           (3)         5.00%        1.00%
---------------------------------------------------------------------------------------------
Redemption fees                                             None*        None*        None*
---------------------------------------------------------------------------------------------

(1) A reduced sales charge on Class A and Class C shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services."

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section entitled "How Sales Charges Are Calculated" within the section entitled "Fund Services."

(4) Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
--------------------------------------------------------------------------------

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------------------------------------------------------------------------------------------
                            Nvest Star Value Fund          Nvest Star Advisers          Nvest Star Small Cap
                                                                  Fund                          Fund
----------------------------------------------------------------------------------------------------------------
                         Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
----------------------------------------------------------------------------------------------------------------
Management fees
----------------------------------------------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees
----------------------------------------------------------------------------------------------------------------
Other expenses
----------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
                              Nvest Star Worldwide Fund
----------------------------------------------------------
                           Class A     Class B     Class C
----------------------------------------------------------
Management fees
----------------------------------------------------------
Distribution and/or
service (12b-1) fees
----------------------------------------------------------
Other expenses
----------------------------------------------------------
Total annual fund
operating expenses
----------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .    You invest $10,000 in a Fund for the time periods indicated;

     .    Your investment has a 5% return each year; and

     .    A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------------------------------------------
                               Nvest Star Value Fund                                 Nvest Star Advisers Fund
--------------------------------------------------------------------------------------------------------------------------
                Class             Class                 Class           Class            Class                 Class
                  A                 B                     C               A                B                     C
--------------------------------------------------------------------------------------------------------------------------
                              (1)        (2)        (1)        (2)                   (1)        (2)        (1)        (2)
--------------------------------------------------------------------------------------------------------------------------
1 year          $  703      $  713     $  213     $  411     $  311     $  732     $  743     $  243     $  440     $  340
--------------------------------------------------------------------------------------------------------------------------
3 years         $  975      $  958     $  658     $  752     $  752     $1,060     $1,048     $  748     $  840     $  840
--------------------------------------------------------------------------------------------------------------------------
5 years         $1,266      $1,329     $1,129     $1,218     $1,218     $1,412     $1,479     $1,279     $1,366     $1,366
--------------------------------------------------------------------------------------------------------------------------
10 years**      $2,092      $2,235     $2,235     $2,505     $2,505     $2,397     $2,397     $2,541     $2,803     $2,803
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                             Nvest Star Small Cap Fund                              Nvest Star Worldwide Fund
--------------------------------------------------------------------------------------------------------------------------
                Class             Class                 Class           Class            Class                 Class
                  A                 B                     C               A                B                     C
--------------------------------------------------------------------------------------------------------------------------
                              (1)        (2)        (1)        (2)                   (1)        (2)        (1)        (2)
--------------------------------------------------------------------------------------------------------------------------
1 year          $  774      $  788     $  288     $  485     $  385     $  774     $  788     $  288     $  485     $  385
--------------------------------------------------------------------------------------------------------------------------
3 years         $1,189      $1,183     $  883     $  974     $  974     $1,189     $1,183     $  883     $  974     $  974
--------------------------------------------------------------------------------------------------------------------------
5 years         $1,629      $1,702     $1,502     $1,587     $1,587     $1,629     $1,702     $1,502     $1,587     $1,587
--------------------------------------------------------------------------------------------------------------------------
10 years**      $2,845      $2,989     $2,989     $9,239     $3,239     $2,845     $2,989     $2,989     $3,239     $3,239
--------------------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (All Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Star Advisers, Star Small Cap and Star Worldwide
Funds) The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (All Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Extension Risk (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable. IPO securities involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Star Advisers, Star Small Cap and Star Worldwide Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Funds' Investment Adviser and
 Subadvisers

The Nvest Funds family includes 28 mutual funds with a total of over $___ billion in assets under management as of ____________, 2000. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Nvest Star Funds (the "Fund" or each a "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Kobrick Funds, Nvest AEW Real Estate Fund and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

--------------------------------------------------------------------------------
CDC IXIS Advisors, L.P.
--------------------------------------------------------------------------------

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $_____ billion in assets under management. CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Funds. The subadvisers listed below make the investment decisions for their respective segment or segments of the Fund.

The combined advisory and subadvisory fees paid by each Fund in 2000 as a percentage of each Fund's average daily net assets was ____% for Nvest Star Value Fund, ____% for Nvest Star Advisers Fund, ____% for Nvest Star Small Cap Fund, and ____% for Nvest Star Worldwide Fund.

--------------------------------------------------------------------------------
Subadvisers
--------------------------------------------------------------------------------

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to segments of the Star Advisers, Star Worldwide , Star Small Cap and Star Value Funds . Harris Associates, a subsidiary of CDC IXIS Asset Management - North America, manages over $____ billion in assets as of _______________, 2000, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.


Kobrick, located at 101 Federal Street, Boston, Massachusetts 02110, serves as a subadviser to a segment of the Star Advisers Fund. Kobrick is a subsidiary of CDC IXIS Asset Management - North America. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds, including three mutual funds.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to segments of the Star Value, Star Advisers, Star Small Cap, and Star Worldwide Funds. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $__ billion in assets under management as of ____________, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Montgomery, located at 101 California Street, San Francisco, California 94111, serves as subadviser to the Star Small Cap and Star Worldwide Funds. Montgomery, formed in 1990, is an investment advisory firm managing approximately $9 billion in global assets for its retail and institutional clients, which include some of the largest pension funds, foundations and endowments in the United States, Canada and Europe. An affiliate of Commerzbank AG, one of the largest publicly head banks in Germany, Montgomery is a limited liability company.

RS Investment Management, located at 388 Market Street, San Francisco, California 94111 (formerly, Robertson, Stephens & Company Investment Management, L.P.), serves as subadviser to a segment of the Star Small Cap Fund. RS Investment Management was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management, from BankAmerica Corporation. The Board of Trustees approved the continuation of the Fund's arrangement with RS Investment Management following consummation of the transaction.

VNSM, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of the Star Value Fund. VNSM is a subsidiary of CDC IXIS Asset Management - North America. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2000, VNSM had approximately $4 billion in assets under management.

Westpeak, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to a segment of the Star Value Fund. Westpeak is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1991, Westpeak has approximately $9.8 billion in assets under management as of December 31, 2000.

--------------------------------------------------------------------------------
Subadvisory Agreements
--------------------------------------------------------------------------------

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

--------------------------------------------------------------------------------
Portfolio Trades
--------------------------------------------------------------------------------

In placing portfolio trades, each Fund's subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors any of the subadvisers. In placing tradesany of the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managers

--------------------------------------------------------------------------------
Nvest Star Value Fund
--------------------------------------------------------------------------------

Robert M. Levy

Robert Levy has co-managed the Harris Associates segment of Star Value Fund since February 2000. Mr. Levy is Partner, President and Chief Executive Officer of Harris Associates and he joined the company in 1985. Mr. Levy, a Chartered Financial Analyst, received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business, University of Pennsylvania and has 24 years of investment experience.

Floyd J. Bellman

Floyd Bellman has assisted in managing the Harris Associates segment of Star Value Fund since February 2000. Mr. Bellman is a Portfolio Manager and Vice President in charge of Harris Associates Investment Advisory Department. Mr. Bellman joined Harris Associates in 1995. Mr. Bellman, a Chartered Financial Analyst, received a B.B.A. from the University of Wisconsin and has 20 years of investment experience.

Jeffrey W. Wardlow

Jeffrey Wardlow served as co-manager of Loomis Sayles segment of Star Value Fund from August 1998 until May 2000 and as sole portfolio manager thereafter. He also manages the value component of the equity portion of Balanced Fund. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst, received both his B.B.A. and his M.B.A. from Michigan State University and has over 18 years of investment experience.

Margaret M. Buescher

Margaret M. Buescher served as co-manager of the VNSM segment of Star Value Fund from February to August 2000 and as sole portfolio manager thereafter. She also manages Large-Cap Value Fund. Ms. Buescher, Principal of VNSM, joined the company in 1994. From 1980 to 1994, she was a Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher is also a Chartered Financial Analyst. She received a B.A. from Vanderbilt University and has over 26 years of investment experience.

Gerald H. Scriver

Gerald Scriver has managed the Westpeak segment of the Star Value Fund since February 2000. He also manages Growth and Income Fund and Capital Growth Fund. Mr. Scriver is the President and Chief Executive Officer of Westpeak Investment Advisors, which he founded in 1991. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 35 years of investment experience.

--------------------------------------------------------------------------------
Nvest Star Advisers Fund
--------------------------------------------------------------------------------

Edward S. Loeb

Edward S. Loeb has served as co-portfolio manager of the Harris Associates segment of the Star Advisers Fund since October 30, 2000. He also serves as co-portfolio manager to the Harris Associates U.S. segment of the of the Star Worldwide Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Prior to becoming Director of Institutional Portfolios, Mr. Loeb served as Vice President in charge of
Harris

Associates' Investment Advisory Department. He is also a chartered Financial Analyst. In addition to his 13 years of investment experience, Mr. Loeb holds an M.M. from Northwestern University and a B.A. from Princeton University.

Kevin G. Grant

Kevin G. Grant has served as co-portfolio manager of the Harris segment of the Star Advisers Fund since January 1, 2001. He also co-manages the Harris segment of the Star Worldwide Fund and serves as portfolio manager of the Oakmark Fund. Mr. Grant joined Harris Associates in 1988 and is a senior investment analyst. Mr. Grant, a Chartered Financial Analyst, holds both an M.B.A. from Loyola University, a B.S. from the University of Wisconsin-Madison and has over 11 years of investment experience.

Christopher R. Ely

Christopher R. Ely has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 22 years of investment management experience.

Philip C. Fine

Dr. Philip C. Fine has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 13 years of investment management experience.

David L. Smith

David L. Smith has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 15 years of investment management experience.

Michael E. Nance

Michael Nance has managed Kobrick segment of the Star Advisers Fund since March 2001. He also manages the Kobrick Growth Fund. Mr. Nance, Senior Vice President of the Kobrick, joined the company in June 1999. Prior to joining the Kobrick, he was a Senior Vice President at Putnam Investments, where he was a co-manager of the Putnam Voyager Fund, as well as other institutional accounts. Mr. Nance joined Putnam in 1994 as an Assistant Vice President and equity analyst in the Global Equity Research Group. Mr. Nance received an M.B.A. from the University of Chicago Graduate School of Business and a B.S. in Industrial Engineering from Drexel University. In addition to serving as Senior Vice President of the Adviser, Mr. Nance is also a portfolio manager in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

Joseph R. Gatz

Joseph R. Gatz has served as lead portfolio manager of the Loomis Sayles segment of Star Advisers Fund since January 2000. He is also co-portfolio manager of Loomis Sayles Mid-Cap Value Fund and lead portfolio manager of Loomis Sayles Small Cap Value Fund. Mr. Gatz, Vice President of Loomis Sayles, joined the firm in 1999. Prior to joining Loomis Sayles, Mr. Gatz was a portfolio manager at Banc One Investment Advisers Corporation and certain of its corporate predecessors since 1993. Mr. Gatz, a Chartered Financial Analyst, received a M.B.A. from Indiana University, a B.A. from Michigan State University and has 16 years of investment experience.

Dawn Alston Paige

Dawn Alston Paige has served as co-portfolio manager of the Loomis Sayles segment of Star Advisers Fund since January 2000. She is also co-portfolio manager of Loomis Sayles Mid-Cap Value Fund and co-portfolio manager of Loomis Sayles Small Cap Value Fund. Ms. Alston Paige, Vice President of Loomis Sayles, joined the firm in 1992. Ms. Alston Paige, a Chartered Financial Analyst, received a M.B.A. from University of Michigan, a B.S. from Virginia Commonwealth University and has 9 years of investment experience.

Daniel G. Thelen

Daniel G. Thelen has served as co-portfolio manager of the Loomis Sayles segment of Star Advisers Fund since April 2000. He is also co-portfolio manager of Loomis Sayles Small Cap Value Fund. Mr. Thelen, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Thelen was a manager at PricewaterhouseCoopers LLC. Mr. Thelen, a Chartered Financial Analyst, received a M.B.A. and B.A. from Michigan State University, and has 11 years of investment experience.

--------------------------------------------------------------------------------
Nvest Star Small Cap Fund
--------------------------------------------------------------------------------

James P. Benson

James P. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. from 1993 until 1997. Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 20 years of investment experience.

Clyde S. McGregor

Clyde S. McGregor has served as co-portfolio manager of the Harris Associates segment of the Star Small Cap Fund since July 1, 2000. Mr. McGregor joined Harris Associates as an analyst in 1981 and began managing portfolios in 1986. He holds an M.B.A in Finance from the University of Wisconsin-Madison (1977) and a B.A in Economics and Religion from Oberlin College (1974).

Christopher R. Ely

Christopher R. Ely has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 22 years of investment management experience.

Philip C. Fine

Dr. Philip C. Fine has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception. He also co-manages the Loomis Sayles Small Cap Growth Fund. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 13 years of investment management experience.

David L. Smith

David L. Smith has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 15 years of investment management experience.

Kathryn Peters

Kathryn Peters has served as portfolio manager of Montgomery's segment of the Star Small Cap Fund since March 1999. She also manages the Montgomery U.S. Emerging Growth Fund. Ms. Peters, Portfolio Manager and Principal of Montgomery, joined the firm in January 1995. Prior to joining Montgomery, Ms. Peters worked for the investment banking division of Donaldson, Lufkin & Jenrette. She holds an M.B.A. from Harvard Graduate School of Business Administration and a B.A., magna cum laude, in Psychology with a concentration in business from Boston College. Ms. Peters has 14 years of investment management experience.

John L. Wallace

John L. Wallace has served the RS Investment Management segment of the Star Small Cap Fund as portfolio manager from that Fund's inception until October 1997 and as co-portfolio manager thereafter. He also serves as portfolio manager to the RS MidCap Opportunities Fund as well as the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 20 years of investment experience.

John H. Seabern

John H. Seabern has served as co-portfolio manager for the RS Investment Management segment of the Star Small Cap Fund since October 1997. He is also co-manager of the RS Diversified Growth Fund. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 10 years of investment management experience.

--------------------------------------------------------------------------------
Nvest Star Worldwide Fund
--------------------------------------------------------------------------------

Edward S. Loeb

Edward S. Loeb has served as co-portfolio manager of the Harris Associates U.S. segment of the Star Worldwide Fund since October 30, 2000. He also serves as co-portfolio manager to the Harris Associates segment of the Star Advisers Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Prior to becoming Director of Institutional Portfolios, Mr. Loeb served as Vice President in charge of Harris Associates' Investment Advisory Department. He is also a Chartered Financial Analyst. In addition to his 13 years of investment experience, Mr. Loeb holds an M.M. from Northwestern University and a B.A. from Princeton University.

Kevin G. Grant

Kevin G. Grant has served as co-portfolio manager of the Harris segment of the Star Advisers Fund since January 1, 2001. He also co-manages the Harris segment of the Star Worldwide Fund and serves as portfolio manager of the Oakmark Fund. Mr. Grant joined Harris Associates in 1988 and is a senior investment analyst. Mr. Grant, a Chartered Financial Analyst, holds both an M.B.A. from Loyola University, a B.S. from the University of Wisconsin-Madison and has over 11 years of investment experience.

David G. Herro

David G. Herro has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception. He also co-manages the Oakmark International Fund. Mr. Herro, Portfolio Manager at Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and holds an M.A. and a B.S. from the University of Wisconsin. He has 15 years of investment experience.

Michael J. Welsh

Michael J. Welsh has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception. He also co-manages the Oakmark International Fund. Mr. Welsh, Vice President of Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.M. from Northwestern University and a B.S. from the University of Kansas, and has 16 years of investment management experience.

Alexander Muromcew

Alexander Muromcew serves as co-portfolio manager for the Loomis Sayles segment of the Star Worldwide Fund (concentrating on Asian markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University, a B.A. from Dartmouth College and has over 11 years of investment experience.

John Tribolet

John Tribolet serves as co-portfolio manager for the Loomis Sayles segment of Star Worldwide Fund (concentrating on European markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University and has over 9 years of investment experience.

Eswar Menon

Eswar Menon serves as co-portfolio manager for the Loomis Sayles segment of the Star Worldwide Fund (concentrating on Emerging Markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, a B.S. from Indian Institute of Technology, Madras, India and has over 11 years of investment experience.

Oscar Castro

Oscar Castro has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. He also co-manages the Montgomery Global Opportunities Fund. Mr. Castro, Senior Portfolio Manager of Montgomery, has been employed by the firm since 1993. He is a graduate of Simon Bolivar University and holds an M.B.A. from Drexel University and has 18 years of investment experience.

John Boich

John Boich has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. He also co-manages the Montgomery Global Opportunities Fund. Mr. Boich, Senior Portfolio Manager of Montgomery, joined the firm in 1993. He is a graduate of the University of Colorado and has 16 years of investment experience.

Fund Services
-------------

Investing in the Fund

--------------------------------------------------------------------------------
Choosing a Share Class
--------------------------------------------------------------------------------

Each Fund offers Classes A, B and C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------

 . You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 . You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

 . You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

 . You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

 .  You pay higher annual expenses than Class A shares.

 . You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are
   Calculated."

 . Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

 . Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------

 . You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 .  You pay higher annual expenses than Class A shares.

 . You will pay a charge on redemptions if you sell your shares within 1 year of purchase.

 . Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than 8 years, you'll pay higher expenses than shareholders of other classes.

 . Investors purchasing $1 million or more of Class C shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For actual past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

--------------------------------------------------------------------------------
Certificates
--------------------------------------------------------------------------------

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------

How Sales Charges Are Calculated

--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

-------------------------------------------------------------------------------
                                         Class A Sales Charges
   Your Investment       As a % of offering price     As a % of your investment
-------------------------------------------------------------------------------
Less than    $ 50,000             5.75%                         6.10%
-------------------------------------------------------------------------------
$   50,000 - $ 99,999             4.50%                         4.71%
-------------------------------------------------------------------------------
$  100,000 - $249,999             3.50%                         3.63%
-------------------------------------------------------------------------------
$  250,000 - $499,999             2.50%                         2.56%
-------------------------------------------------------------------------------
$  500,000 - $999,999             2.00%                         2.04%
-------------------------------------------------------------------------------
$1,000,000 or more*               0.00%                         0.00%
-------------------------------------------------------------------------------

* For purchases of Class A shares of the Funds of $1 million or more or purchases by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Internal Revenue Code with investments of $1 million or more or that have 100 or more eligible employees), there is no front-end sales charge, but a contingent deferred sales charge of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

-------------------------------------------------
    Class B Contingent Deferred Sales Charges
-------------------------------------------------
Year Since Purchase     CDSC on Shares Being Sold
-------------------------------------------------
        1st                       5.00%
-------------------------------------------------
        2nd                       4.00%
-------------------------------------------------
        3rd                       3.00%
-------------------------------------------------
        4th                       3.00%
-------------------------------------------------
        5th                       2.00%
-------------------------------------------------
        6th                       1.00%
-------------------------------------------------
     Thereafter                   0.00%
-------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------

The offering price of Class C shares is their net asset value, plus a front-end sales charge of 1.00% (1.01% of your investment). Class C shares are also subject to a CDSC of 1.00% on redemptions made within one year of the date of purchase. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Nvest Fund.

-------------------------------------------------
    Class C Contingent Deferred Sales Charges
-------------------------------------------------
Year Since Purchase     CDSC on Shares Being Sold
-------------------------------------------------
         1st                       1.00%
-------------------------------------------------
     Thereafter                    0.00%
-------------------------------------------------

Accounts established prior to December 1, 2000 will not be subject to the 1.00% front-end sales charge for exchange or additional purchases of Class C shares.

--------------------------------------------------------------------------------
How the CDSC Is Applied to Your Shares
--------------------------------------------------------------------------------

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

 .  is calculated based on the number of shares you are selling;

 . is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

 . is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

 . for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

 .  increases in net asset value above the purchase price; or

 . shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

--------------------------------------------------------------------------------
Exchanges into Shares of the Money Market Funds
--------------------------------------------------------------------------------

If you exchange shares of a Fund into shares of the a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------

Ways to Reduce or Eliminate Sales
 Charges

--------------------------------------------------------------------------------
Class A or C Shares
--------------------------------------------------------------------------------

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

 . Letter of Intent -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.

 . Combining Accounts -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC, and Class C shares may be offered without a front-end sales charge, to the following individuals and institutions:

 . Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

 . Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

 . Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

 .  Participants in certain Retirement Plans with at least 100 eligible employees
   (one-year CDSC may apply);

 . Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

 . Investments of $25,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A or Class C shares of the Funds (without paying a front-end sales charge) to repurchase Class A or Class C shares, respectively, of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

--------------------------------------------------------------------------------
Class A, B or C Shares
--------------------------------------------------------------------------------

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

 . to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

 .  to make payments through a systematic withdrawal plan; or

 .  due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds. Check the Statement of Additional Information for details.

Fund Services
-------------

It's Easy to Open an Account

--------------------------------------------------------------------------------
To Open an Account with Nvest Funds:
--------------------------------------------------------------------------------

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                                      Minimum to Open
                                                 Minimum to Open      an Account Using         Minimum for
             Type of Account                        an Account       Investment Builder     Existing Accounts
Any account other than those listed below             $2,500                $100                  $100

Accounts registered under the Uniform Gifts
to Minors Act ("UGMA") or the Uniform
Transfers to Minors Act ("UTMA")                      $2,500                $100                  $100

Individual Retirement Accounts ("IRAs")               $  500                $100                  $100

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                 $  250                $100                  $100

Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                        $   25                 N/A                  $ 25

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4. Use the following sections as your guide for purchasing shares.

--------------------------------------------------------------------------------
Self-Servicing Your Account
--------------------------------------------------------------------------------

Buying or selling shares is easy with the services described below:

--------------------------------------------------------------------------------
Nvest Funds Personal Access Line(R)
--------------------------------------------------------------------------------

800-225-5478, press 1

--------------------------------------------------------------------------------
Nvest Funds Web Site
--------------------------------------------------------------------------------

www.nvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line/(R)/ from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

 . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

 . review your account balance, recent transactions, Fund prices and recent performance;

 .  order duplicate account statements; and

 .  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
-------------

Buying Shares

                           Opening an                      Adding to an
                             Account                          Account
--------------------------------------------------------------------------------
Through Your Investment Dealer
--------------------------------------------------------------------------------

                .  Call your investment dealer    .  Call your investment dealer
                   for information.                  for information.

--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------

                .  Make out a check in U.S.       .  Make out a check in U.S.
                   dollars for the investment,       dollars for the investment,
                   amount, payable to "Nvest         amount, payable to "Nvest
                   Funds." Third party checks        Funds." Third party checks
                   and "starter" checks will         and "starter" checks will
                   not be accepted.                  not be accepted.
                .  Mail the check with your       .  Fill out the detachable
                   completed application to          investment slip from an
[envelope icon]    Nvest Funds, P.O. Box 8551,       account statement. If no
                   Boston, MA 02266-8551             slip is available, include
                                                     with the check a letter
                                                     specifying the Fund name,
                                                     your class of shares, your
                                                     account number and the
                                                     registered account name(s).
                                                     To make investing even
                                                     easier, you can order more
                                                     investment slips by calling
                                                     800-225-5478.

--------------------------------------------------------------------------------
By Exchange
--------------------------------------------------------------------------------

                .  The exchange must be for a     .  The exchange must be for a
                   minimum of $1,000 or for          minimum of $1,000 or for
                   all of your shares.               all of your shares.
                .  Obtain a current prospectus    .  Call your investment dealer
                   for the Fund into which you       or Nvest Funds at
[exchange icon]    are exchanging by calling         800-225-5478 or visit
                   your investment dealer or         www.nvestfunds.com to
                   Nvest Funds at 800-225-5478.      request an exchange.
                .  Call your investment dealer    .  See the section entitled
                   or Nvest Funds to request an      "Exchanging Shares" for
                   exchange.                         more details.
                .  See the section entitled
                   "Exchanging Shares" for more
                   details.

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------

                .  Call Nvest Funds at            .  Visit www.nvestfunds.com to
                   800-225-5478 to obtain an         add shares to your account
                   account number and wire           by wire.
                   transfer instructions. Your
                   bank may charge you for such
                   a transfer.

                                                  .  Instruct your bank to
[wire icon]                                          transfer funds to State
                                                     Street Bank & Trust

                                                     Company, ABA# 011000028,
                                                     and DDA # 99011538.
                                                  .  Specify the Fund name,
                                                     your class of shares, your
                                                     account number and the
                                                     registered account name(s).
                                                     Your bank may charge you
                                                     for such a transfer.

--------------------------------------------------------------------------------
Automatic Investing Through Investment Builder
--------------------------------------------------------------------------------

                .  Indicate on your application   .  Please call Nvest Funds at
                   that you would like to begin      800-225-5478 for a Service
                   an automatic investment plan      Options Form. A signature
                   through Investment Builder        guarantee may be required
                   and the amount of the monthly     to add this privilege.
                   investment ($100 minimum).
                .  Send a check marked "Void"     .  See the section entitled
                   or a deposit slip from your       "Additional Investor
[builder icon]     bank account along with your      Services".
                   application.

--------------------------------------------------------------------------------
Through Automated Clearing House ("ACH")
--------------------------------------------------------------------------------

                .  Ask your bank or credit union  .  Call Nvest Funds at
                   whether it is a member of the     800-225-5478 or visit
                   ACH system.                       www.nvestfunds.com to add
                                                     shares to your account
                                                     through ACH.
                .  Complete the "Telephone        .  If you have not signed up
[ACH icon]         Withdrawal and Exchange" and      for the ACH system, please
                   "Bank Information" sections       call Nvest Funds for a
                   on your account application.      Service Options Form. A
                                                     signature guarantee may be
                                                     required to add this
                                                     privilege.
                .  Mail your completed
                   application to Nvest Funds,
                   P.O. Box 8551, Boston, MA
                   02266-8551.

Fund Services
-------------

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
Through Your Investment Dealer
--------------------------------------------------------------------------------

                  .  Call your investment dealer for information.

--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------

                  . Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

[envelope icon]   .  The request must be signed by all of the owners of the
                     shares and must include the capacity in which they are signing, if appropriate.

                  . Mail your request by regular mail to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by registered, express or certified mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

                  . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

--------------------------------------------------------------------------------
By Exchange
--------------------------------------------------------------------------------

                  . Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

[exchange icon]   .  Call Nvest Funds or visit www.nvestfunds.com to request an exchange.

                  . See the section entitled "Exchanging Shares" for more details.

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------

                  . Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

[wire icon]       .  Call Nvest Funds at 800-225-5478, visit www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

                  . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

--------------------------------------------------------------------------------
Through Automated Clearing House
--------------------------------------------------------------------------------

                  . Ask your bank or credit union whether it is a member of the ACH system.

                  . Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

[ACH icon]        .  If you have not signed up for the ACH system on your
                     application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

                  . Call Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.

                  . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

--------------------------------------------------------------------------------
By Systematic Withdrawal Plan
--------------------------------------------------------------------------------

                    . Please refer to the section entitled "Additional Investor Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.

[systematic icon]   .  Because withdrawal payments may have tax consequences,
                       you should consult your tax adviser before establishing such a plan.

--------------------------------------------------------------------------------
By Telephone
--------------------------------------------------------------------------------

                    .  You may receive your proceeds by mail, by wire or through
                       ACH (see above).
[telephone icon]    .  Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

Fund Services
-------------

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

 . your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 . a financial representative or securities dealer;

 . a federal savings bank, cooperative, or other type of bank;

 . a savings and loan or other thrift institution;

 . a credit union; or

 . a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

------------------------------------------------------------------------------------------------------------------
Seller (Account Type)                              Requirements for Written Requests
------------------------------------------------------------------------------------------------------------------
Individual, joint, sole proprietorship,            .  The request must include the signatures of all persons
UGMA/UTMA (minor accounts)                            authorized to sign, including title, if applicable.
                                                   .  Signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------
Corporate or association accounts                  .  The request must include the signatures of all persons
                                                      authorized to sign, including title.
------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts               .  The request must include the signatures of all trustees authorized to sign, including title.
                                                   .  If the names of the trustees are not registered on the
                                                      account, please provide a copy of the trust document
                                                      certified within the past 60 days.
                                                   .  Signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------
Joint tenancy whose co-tenants are deceased        .  The request must include the signatures of all surviving tenants of the account.
                                                   .  Copy of the death certificate.
                                                   .  Signature guarantee if proceeds check is issued to other than the surviving tenants.
------------------------------------------------------------------------------------------------------------------
Power of Attorney (POA)                            .  The request must include the signatures of the attorney-

                                                      in-fact, indicating such title.
                                                   .  A signature guarantee.
                                                   .  Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and
                                                      account number, and certified within 30 days of receipt
                                                      of instructions.*
------------------------------------------------------------------------------------------------------------------
Qualified retirement benefit plans (except Nvest   .  The request must include the signatures of all those
Funds prototype documents)                            authorized to sign, including title.
                                                   .  Signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------
Executors of estates, administrators, guardians,   .  The request must include the signatures of all those
conservators                                          authorized to sign, including capacity.
                                                   .  A signature guarantee.
                                                   .  Certified copy of court document where signer derives
                                                      authority, e.g.: Letters of Administration,
                                                      Conservatorship and Letters Testamentary.*
------------------------------------------------------------------------------------------------------------------
Individual Retirement Accounts (IRAs)              .  Additional documentation and distribution forms are
                                                      required.
------------------------------------------------------------------------------------------------------------------

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services
-------------

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and
 Exchanging Shares

--------------------------------------------------------------------------------
Purchase and Exchange Restrictions
--------------------------------------------------------------------------------

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

--------------------------------------------------------------------------------
Selling Restrictions
--------------------------------------------------------------------------------

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

---------------------------------------------------------------------------------------------------------------------
Restriction                                               Situation
---------------------------------------------------------------------------------------------------------------------
 .  The Fund may suspend the right of redemption or        .  When the New York Stock Exchange (the "Exchange") is
   postpone payment for more than 7 days:                    closed (other than a weekend/holiday)
                                                          .  During an emergency
                                                          .  Any other period permitted by the SEC
---------------------------------------------------------------------------------------------------------------------
 .  The Fund reserves the right to suspend account         .  With a notice of a dispute between registered owners
   services or refuse transaction requests:               .  With suspicion/evidence of a fraudulent act
---------------------------------------------------------------------------------------------------------------------
 .  The Fund may pay the redemption price in whole         .  When it is detrimental for the Fund to make cash
   or in part by a distribution in kind of readily           payments as determined in the sole discretion of the
   marketable securities in lieu of cash or may take         Adviser or subadviser
   up to 7 days to pay a redemption request in order
   to raise capital:
---------------------------------------------------------------------------------------------------------------------
 .  The Fund may withhold redemption proceeds until        .  When redemptions are made within 10 calendar days
   the check or funds have cleared:                          of purchase by check or ACH of the shares being redeemed
---------------------------------------------------------------------------------------------------------------------

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Funds recommend that certificates be sent by registered mail.

--------------------------------------------------------------------------------
Small Account Redemption
--------------------------------------------------------------------------------

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

--------------------------------------------------------------------------------
Net Asset Value =  Total market value of securities + Cash and other assets
                                       - Liabilities
                   --------------------------------------------------------
                                 Number of outstanding shares
--------------------------------------------------------------------------------

The net asset value of Fund shares is determined according to this schedule:

 . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 . A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
  U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services
-------------

Dividends and Distributions

The Fund generally distributes most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund expects to distribute dividends annually. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

 . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Nvest Fund.

 . Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions which constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to a distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Additional Investor Services

Retirement Plans

Nvest Funds offer a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Nvest Funds have an automatic exchange plan under which shares of a class of another Nvest Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange
Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest Funds Web Site

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

Fund Performance

The financial highlights table is intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ______________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Nvest Star Value Fund TO BE UPDATED

--------------------------------------------------------------------------------------------------------------------------
                                               Class A                                           Class B
--------------------------------------------------------------------------------------------------------------------------
                                       Year Ending December 31,                          Year Ending December 31,
                               1996     1997     1998     1999     2000          1996     1997     1998     1999     2000
Net Asset Value,
Beginning of the Year
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)
Net Realized And
Unrealized Gain (Loss)
On Investments
Total From Investment
Operations
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions From Net
Investment Income
Distributions From Net
Realized Capital Gains
Distributions in Excess
of Net Realized Gains
Total Distributions
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
Period

Total Return (%)(a)
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating
Expenses to Average Net
Assets (%)
Ratio of Net Investment
Income (Loss) to Average
Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year
(000)
--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                    Class C
------------------------------------------------------------------------------
                                           Year Ending December 31,
                                   1996      1997     1998     1999     2000
Net Asset Value,
Beginning of the Year
------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)
Net Realized And
Unrealized Gain (Loss)
On Investments
Total From Investment
Operations
------------------------------------------------------------------------------
Less Distributions
Distributions From Net
Investment Income
Distributions From Net
Realized Capital Gains
Distributions in Excess
of Net Realized Gains
Total Distributions
------------------------------------------------------------------------------
Net Asset Value, End Of
Period

Total Return (%)(a)
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating
Expenses to Average Net
Assets (%)
Ratio of Net Investment
Income (Loss) to Average
Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year
(000)
------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

Nvest Star Advisers Fund  TO BE UPDATED

-------------------------------------------------------------------------------------------------------------------------
                                               Class A                                         Class B
-------------------------------------------------------------------------------------------------------------------------
                                       Year Ending December 31,                        Year Ending December 31,
                               1996     1997     1998     1999     2000        1996     1997     1998     1999     2000
Net Asset Value,
Beginning of the Year
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)
Net Realized And
Unrealized Gain (Loss)
On Investments
Total From Investment
Operations
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distributions from Net
Investment Income
Distributions From Net
Realized Capital Gains
Total Distributions
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
Period

Total Return (%)(a)
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating
Expenses to Average Net
Assets (%)
Ratio of Net Investment
Income (Loss) to Average
Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year
(000)
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                  Class C
------------------------------------------------------------------------------
                                          Year Ending December 31,
                                1996      1997      1998      1999      2000
Net Asset Value,
Beginning of the Year
------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)
Net Realized And
Unrealized Gain (Loss)
On Investments
Total From Investment
Operations
------------------------------------------------------------------------------
Less Distributions
Distributions from Net
Investment Income
Distributions From Net
Realized Capital Gains
Total Distributions
------------------------------------------------------------------------------
Net Asset Value, End Of
Period

Total Return (%)(a)
------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating
Expenses to Average Net
Assets (%)
Ratio of Net Investment
Income (Loss) to Average
Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year
(000)
------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

Nvest Star Small Cap Fund  TO BE UPDATED

---------------------------------------------------------------------------------------------------------------------------------
                                           Class A                          Class B                           Class C
---------------------------------------------------------------------------------------------------------------------------------
                                  Year Ending December 31,          Year Ending December 31,          Year Ending December 31,
                                1997    1998    1999    2000      1997    1998    1999    2000      1997    1998    1999    2000
Net Asset Value,
Beginning of the Year(a)
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)(b)
Net Realized and Unrealized
Gain (Loss) on Investments
Total From Investment
Operations
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution From Net
Realized Capital Gains
Total Distributions
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of
Year

Total Return (%)(c)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating
Expenses to Average Net
Assets (%)
Ratio of Net Investment
Income (Loss) to Average
Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Period
(000)
---------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations December 31, 1996.

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

Nvest Star Worldwide Fund TO BE UPDATED

--------------------------------------------------------------------------------------------------------------------
                                                Class A                                     Class B
--------------------------------------------------------------------------------------------------------------------
                                        Year Ending December 31,                    Year Ending December 31,
                                  1996    1997    1998    1999    2000        1996    1997    1998    1999    2000
Net Asset Value, Beginning
of the Year (a)
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)(b)
Net Realized and Unrealized
Gain (Loss) on Investments
Total From Investment
Operations
--------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution From Net Realized
Capital Gains
Distributions from Paid-in
Capital
Total Distributions
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Year
Total Return (%)(c)
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets (%)
Ratio of Net Investment
Income (Loss) to Average Net
Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                   Class C
-----------------------------------------------------------------------------
                                           Year Ending December 31,
                                   1996     1997     1998     1999     2000
Net Asset Value, Beginning
of the Year (a)
-----------------------------------------------------------------------------
Income (Loss) From
Investment Operations
Net Investment Income
(Loss)(b)
Net Realized and Unrealized
Gain (Loss) on Investments
Total From Investment
Operations
-----------------------------------------------------------------------------
Less Distributions
Distribution From Net Realized
Capital Gains
Distributions from Paid-in
Capital
Total Distributions
-----------------------------------------------------------------------------
Net Asset Value, End Of Year
Total Return (%)(c)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
Ratio of Operating Expenses to
Average Net Assets (%)
Ratio of Net Investment
Income (Loss) to Average Net
Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
-----------------------------------------------------------------------------

(a) The Fund commenced operations on December 29, 1995.

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                   Notes --

                                   Notes --

            If you would like more information about the Fund, the
             following documents are available free upon request:

       Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a
        discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
     To reduce costs, we mail one copy per household. For more copies call
               CDC IXIS Distributors, L.P. at the number below.

            Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and their investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of a Fund's annual or semiannual report or its SAI, contact your financial representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                           Telephone: 800-225-5478
                         Internet: www.nvestfunds.com

Your financial representative or Nvest Funds will also be happy to answer your questions or to provide any additional information that you may require.

            You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing or calling the
                      Public Reference Room of the SEC,
                         Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

CDC IXIS Distributors, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

                                  Nvest Funds

                                  Star Funds


                             Nvest Star Value Fund

                           Nvest Star Advisers Fund

                          Nvest Star Small Cap Fund

                           Nvest Star Worldwide Fund




                  (Investment Company Act File No. 811-4323)

Nvest Funds(SM)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------
             Nvest

 Star Funds - Class Y shares

                               Large-Cap Equity
                                Nvest Star Value Fund

                               All-Cap Equity
                                Nvest Star Advisers Fund

                               Small-Cap Equity
                                Nvest Star Small Cap Fund

                               Global Equity
                                Nvest Star Worldwide Fund


[photo]

                                  Prospectus
                                  May 1, 2001


                                 What's Inside

                           Goals, Strategies & Risks
                                    Page X

                             Fund Fees & Expenses
                                    Page X

                                Management Team
                                    Page X

                                 Fund Services
                                    Page X

                               Fund Performance
                                    Page X

 The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                    Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents


GOALS, STRATEGIES & RISKS

Nvest Star Value Fund
Nvest Star Advisers Fund
Nvest Star Small Cap Fund
Nvest Star Worldwide Fund

FUND FEES & EXPENSES

Fund Fees & Expenses

MORE ABOUT RISK

More About Risk

MANAGEMENT TEAM

Meet the Funds' Investment Adviser and Subadvisers
Meet the Funds' Portfolio Managers

FUND SERVICES

It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares Are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers

FUND PERFORMANCE

Nvest Star Value Fund
Nvest Star Advisers Fund
Nvest Star Small Cap Fund
Nvest Star Worldwide Fund
Glossary of Terms

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Star Value Fund


                            -------------------------------------------------
                                             Fund Focus
                            -------------------------------------------------
                                        Stability       Income       Growth
                            -------------------------------------------------
                              High                                      X
                            -------------------------------------------------
                              Mod.          X
                            -------------------------------------------------
                              Low                         X
                            -------------------------------------------------

Adviser:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:  Harris Associates L.P. ("Harris Associates") Loomis, Sayles &
              Company, L.P. ("Loomis Sayles") Vaughan, Nelson, Scarborough &
              McCullough, L.P. ("VNSM") Westpeak Investment Advisors, L.P.
              ("Westpeak")
Category:     Large-Cap Equity


Ticker Symbol:                                                     Class Y
                                                                   NEVYX


Investment Goal

The Fund seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.

Principal Investment Strategies

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities. The Fund primarily invests in the common stocks of mid- and large capitalization companies of various industries. The companies the Fund invests in are value-oriented according to one of more of the following measures: price-to-earnings ratio, return-on-equity, dividend yield, price-to-book value ratio, or price-to-sales ratio.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Hold securities of foreign issuers traded over the counter or on foreign exchanges.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Value Fund -- More on Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro".

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund assumed a multi-manager structure and its current subadvisers assumed that function on February 28, 2000. This chart and table reflect results achieved by the previous subadviser under a single-manager structure for periods prior to February 28, 2000.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.

--------------------------------------------------------------------------------
                                 Total Return
    1995       1996        1997        1998       1999       2000
--------------------------------------------------------------------------------

 .  Highest Quarterly Return: _____ Quarter ____, up %
 .    Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Russell 1000 Value Index, an unmanaged subset of stocks from the larger Russell 3000 Index, selected for their greater value orientation. The returns are also compared to returns, calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large-Cap Value and Lipper Multi-Cap Value Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Large-Cap Value Average and the Lipper Multi-Cap Value Average returns have been adjusted for these expenses.


------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                           Since Class
(for the periods ended December 31, 2000)             Past 1 Year     Past 5 Years      Inception
------------------------------------------------------------------------------------------------------
Nvest Star Value Fund:
     Class Y (inception 3/31/94)
Russell 1000 Value Index
Morningstar Large-Cap Value Average
Lipper Multi-Cap Value Average
------------------------------------------------------------------------------------------------------

           Each Index is calculated from ______ for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                 & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Value Fund  - More On Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

Harris Associates

The segment of the Fund managed by Harris Associates primarily invests in the common stocks of mid- and large capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          .  Positive free cash flow

                      .  High level of insider ownership

                    .  Favorable earnings growth potential

In making investment decisions for constructing a concentrated portfolio, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Loomis Sayles

Loomis Sayles uses fundamental research in a value-oriented selection process to seek companies with the following characteristics, relative to the Russell 1000 Value Index, although not all of the companies selected will have these attributes:

          .  Low price-to-earnings ratios based on earnings estimates

                        .  Competitive return on equity

              .  Competitive current and estimated dividend yield

                        .  Favorable earnings prospects

In selecting investments for its Fund segment, Loomis Sayles employs the following strategy:

 . Loomis Sayles starts with a universe of approximately 1,400 companies, primarily those with a market capitalization in excess of $2 billion.

 . Stocks are then ranked using the Loomis Sayles' proprietary valuation model based on low price-to-earnings ratios, earnings estimate revisions and quality.

 . Stocks are selected based on fundamental research focusing on those that are ranked favorably in the valuation model.

 . Its segment's portfolio is constructed by choosing approximately 60 to 70 stocks which Loomis Sayles believes offer the best combination of attractive valuation characteristics and positive fundamentals.

 . The portfolio construction process also attempts to minimize risk through careful evaluation of diversification and other risk factors.

 . Loomis Sayles will generally sell a stock when its price objective has been attained, if its fundamentals deteriorate, or when a stock with greater potential is identified.

Vaughan, Nelson, Scarborough & McCullough (VNSM)

In managing its segment of the Fund, VNSM uses rigorous fundamental research and active management to analyze a broad selection of company or industry sectors and to seek companies with the following characteristics, although not all of the companies selected will have each of these attributes:

                   .  Low price-to-sales relative to market

                      .  Higher yield relative to market

                  .  Low price-to-earnings relative to market

                 .  Low price-to-book value relative to market

In selecting investments for its segment of the Fund, VNSM employs the following strategy:

 . VNSM uses a value-driven investment philosophy that selects stocks selling at a relatively low value based primarily on the four criteria mentioned above. It selects companies that VNSM believes are out-of-favor or misunderstood.

 . VNSM starts with an investment universe of 5,000 securities. VNSM then uses value-driven screens to create a research universe of 300 to 400 companies with market capitalizations of at least $2 billion.

 . VNSM will generally sell a stock when its relative valuation reverts to its historical average, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Westpeak

In managing its segment of the Fund, Westpeak constructs a portfolio of recognizable, large and mid-capitalization stocks that exhibit good relative value and reasonable growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus is on the aggregate characteristics of the portfolio and not just individual stocks. The portfolio emphasizes the characteristics that Westpeak believes are most likely to be rewarded by the market in the period ahead based upon current and historical probabilities. At times, the portfolio may be biased toward value; at other times toward growth as determined by the characteristics Westpeak favors. The segment's industry weightings will not vary significantly from the S&P 500 Index. Using proprietary quantitative research based on macroeconomic, market and company-specific information, Westpeak analyzes each stock and ranks it based on characteristics such as:

                             .  Earnings-to-price

                              .  Earnings growth

                        .  Potential earnings surprises

                               .  Book-to-price

In selecting investments, Westpeak employs the following process:

 . Westpeak starts with an initial universe of approximately 2,100 stocks of mainly large capitalization companies and eliminates stocks of companies below a $1.6 billion market capitalization threshold. This creates an overall universe of about 1,000 stocks.

 . Next, it screens these stocks using fundamental growth and value criteria and calculates a "fundamental rank" for each stock. This rank reflects a historical analysis of the company using approximately 70 growth, value and industry-specific characteristics.

 . All of the stocks are then screened using various Wall Street analysts' historical and projected earning estimates for the company and each is assigned an "expectations rank." This rank accounts for the company's recent and historical earnings revisions and the potential for "positive earnings surprises" (whether its business has the potential to improve in the near future).

 . The fundamental and expectations ranks for each stock are placed in a valuation matrix to evaluate whether to buy, sell or hold a stock.

 . The final step is the use of proprietary methodology to arrange the selected stocks into an optimal portfolio using their respective fundamental and expectation ranks and risk characteristics.

The desired result is a diversified portfolio of 75 to 150 stocks, with risk characteristics that approximate that of the benchmark, the S&P 500 Index, which Westpeak believes will produce the highest long-term returns consistent with the portfolio's risk parameters.

Goals, Strategies & Risks
-------------------------

Nvest Star Advisers Fund


                                -----------------------------------------------
                                                    Fund Focus
                                -----------------------------------------------
                                            Stability      Income      Growth
                                -----------------------------------------------
                                 High                                     X
                                -----------------------------------------------
                                 Mod.
                                -----------------------------------------------
                                 Low            X             X
                                -----------------------------------------------

Adviser:       CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:   Harris Associates L.P. ("Harris Associates") Kobrick Funds LLC
               ("Kobrick") Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Category:      All-Cap Equity

     Ticker Symbol:                                             Class Y
                                                                NESYX

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Hold securities of foreign issuers traded over the counter or on foreign exchanges.

 . Invest in fixed-income securities, including U.S. government bonds and lower-quality corporate bonds.

 .  Invest in real estate investment trusts ("REITs").

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Enter into options, futures, swap contracts and currency hedging transactions.

 .  Invest in initial public offerings ("IPOs") and Rule 144A securities.

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Advisers Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole.
 Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio With special situation companies, the primary risk is that they may not achieve their expected value because events do not materialize as anticipated. Securities issued in IPO's tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund's performance and result in increased tax liability to shareholders Rule 144A securities may be more illiquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities:  May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several
 European countries to the "euro".    Investments in emerging markets may be
 subject to these risks to a greater extent than those in more developed markets.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it first offered Class Y shares. The returns for the Class Y shares shown in the bar chart are generally higher than the Classes A, B and C returns because of the sales charges and higher expenses of those classes.


-------------------------------------------------------------------------------
                                          Total Return
  1995     1996       1997      1998      1999     2000
-------------------------------------------------------------------------------

 .  Highest Quarterly Return: ____ Quarter ____, up %

 .  Lowest Quarterly Return: ____ Quarter ____, down %


The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Standard & Poor's Midcap 400 Index ("S&P 400"), an unmanaged index representing the performance of the mid-sized company segment of the U.S. market, and the S&P 500 Index, a market value-weighted, unmanaged index of common stock prices for 500 selected stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Large Blend and Lipper Multi-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the expenses of the Fund's Class Y shares. The S&P 400 Index and S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. The Morningstar Large Blend Average and Lipper Multi-Cap Growth Average returns have been adjusted for these expenses.

---------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                                     Since Class
(for the periods ended December 31, 2000)                  Past 1 Year       Past 5 Years         Inception
---------------------------------------------------------------------------------------------------------------
Nvest Star Advisers Fund:
  Class Y (inception 11/15/94)
---------------------------------------------------------------------------------------------------------------
S&P 400 Index
S&P 500 Index
Morningstar Large Blend Average
Lipper Multi-Cap Growth Average
---------------------------------------------------------------------------------------------------------------

           Each Index is calculated from 11/30/94 for Class Y shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Advisers Fund - More On Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

Harris Associates

The segment of the Star Advisers Fund managed by Harris Associates invests primarily in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:


                          .  Positive free cash flow

                      .   High level of insider ownership

                   .  Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

 .    Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 .    Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 .    Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Kobrick

The segment of the Star Advisers Fund managed by Kobrick invests, under normal conditions, substantially in equity securities of companies with small, medium and large capitalizations, including those that Kobrick believes are undervalued special situation and emerging growth companies. This approach provides Kobrick with flexibility to emphasize in the Fund companies with different capitalizations as market conditions change. Kobrick considers emerging growth companies to be those companies which are less mature and have the potential to grow substantially faster than the overall economy. Kobrick's bottom-up approach utilizes fundamental and qualitative analysis to select individual companies, not sectors, with the greatest potential for growth. In selecting investments for the Fund, Kobrick generally seeks companies in a wide variety of industries and considers a variety of factors, including any one or more of the following:

                .  The strength of a company's management team

                        .  Expected growth in earnings

                        .  Relative financial condition

                 .  Competitive position and business strategy

                         .  Entrepreneurial character

             .  New or innovative products, services or processes

In making investment decisions, Kobrick employs the following four-part investment approach:

 .  Screening: Kobrick analyzes thousands of companies in order to find a select
   ---------
   group that has the potential to meet its buy disciplines described below. Many of the companies within this group are special situation companies which, because of unique circumstances, such as an ability to fill a particular niche, are attractive investments.

 .  Portfolio Construction: Kobrick applies buy disciplines which emphasize
   ----------------------
   strong management, compelling valuations and high earnings growth. At the core of this approach is regular contact with a company's management team to assess its ability to execute the company's strategy. Kobrick considers potential risk in selecting securities to construct a diversified portfolio that limits volatility.

 .  Portfolio Supervision: Kobrick closely monitors each holding in the Fund's
   ---------------------
   portfolio to determine whether it continues to possess the factors identified when the original investment was made. This process includes continuous review of absolute and relative valuations, evaluation of management's execution of the company's strategy and assessment of the company's prospects relative to the overall economic, political and financial environment.

 .  Portfolio Realignment: Kobrick will generally sell a position when its target
   ---------------------
   price, which is continuously evaluated, is reached, when there is a change in a company's management or strategy, or when a company fails to execute its strategy.

The segment of the Star Advisers Fund managed by Kobrick may engage in frequent trading of securities. Additionally, this segment may buy and sell certain individual stocks frequently based upon many factors, including if, in Kobrick's opinion, the stock prices reflect opportunities in the market. Because this segment may engage in frequent trading of securities, there may be higher transaction costs, a higher level of capital gains and an increased tax liability to a shareholder in the segment, which may lower this segment's return. Recently, more frequent trading of securities occurred due to significant market volatility and other factors which produced a higher-than-normal portfolio turnover rate for the segment.

Loomis Sayles

The segment of the Star Advisers Fund managed by Loomis Sayles invests primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalization of those companies constituting the Russell 2500 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. This segment of the Fund is value-oriented with emphasis on security selection rather than sector rotation and market timing. The securities selected by Loomis Sayles for the segment typically have the following characteristics relative to those companies constituting the Russell 2500 Index:

                        .  Strong fundamental prospects

                        .  Low price-to-earnings ratio

                        .  Higher than average cash flows

                        .  Strong balance sheets

Loomis Sayles will build a core portfolio of companies which in its opinion possess the attributes set forth above. It also invests a smaller portion of its segment's assets in companies which it believes are undergoing a "special situation" or turn-around. These types of companies may have experienced significant business problems but, in the opinion of Loomis Sayles, have favorable prospects for recovery.

In making investment decisions, Loomis Sayles generally employs the following methods:

 . Loomis Sayles begins with a universe of approximately 3,000 companies, identified through the intensive research of Loomis Sayles analysts. This research consists of broad, in-depth coverage, including regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. The market capitalization of these companies will generally be within the range of the Russell 2500 Index.

 .  Next, the portfolio managers with the assistance and guidance of Loomis
   Sayles analysts put the companies through several screens to determine which companies provide the best earnings growth potential while at the same time appear to be the most undervalued by the market relative to the Russell 2500 Index.

 . Out of the remaining candidates, Loomis Sayles builds a diversified portfolio across many economic sectors so that the portfolio is protected against the inherent volatility of small capitalization companies.

 .  Investments are continuously monitored by analysts and portfolio managers.
   The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for investment originally.

 . Loomis Sayles will sell a position when it reaches its target valuation, the fundamental outlook is deteriorating or when other more favorable opportunities arise.


Loomis Sayles

The segment of the Star Advisers Fund managed by Loomis Sayles will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of compnaies included in the Russell Midcap Growth Index. Loomis Sayles seeks securities with the following characteristics:

 .  Annual earnings growth of at least 25%

 . Attractive valuation relative to both competitors and their own operating history

 .  Strong management team

 .  Competitive barriers to entry within the company's industry

In making investment decisions, Loomis Sayles employs the following methods:

 . Loomis Sayles uses a bottom-up, fundmenal research process to build the segment's portfolio. This research consists of broad, in-depth coverage, incluing regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth.

 . It looks for growwth-oriented stocks of well-managed companies that typically have the characteristics listed above. The market capitalization of these companies will generally be within the range of companies included in the Russell Midcap Growth Index.

 . Analysts and portfolio managers continuously monitor investments. The analysts and portfolio managers will evaluate the companies as to whether they continue to possess the same fundamental characteristics for growth which made them candidates for the investment originally.

 . Loomis Sayles will sell a position if earnings or fundamentals deteriorate, if there is signigficant change in management or when other more favorable opportunities arise.

Goals, Strategies & Risks
-------------------------

Nvest Star Small Cap Fund


                              --------------------------------------------------
                                                Fund Focus
                              --------------------------------------------------
                                        Stability         Income          Growth
                              --------------------------------------------------
                                 High                                      X
                              --------------------------------------------------
                                 Mod.
                              --------------------------------------------------
                                 Low       X               X
                              --------------------------------------------------

Adviser:        CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:    Harris Associates L.P. ("Harris Associates")
                Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                Montgomery Asset Management, LLC ("Montgomery")
                RS Investment Management, L.P. ("RS Investment Management")
Category:       Small-Cap Equity

Investment Goal

The Fund seeks capital appreciation.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

The Fund seeks to attain its goal by investing primarily in equity securities of small capitalization companies. The Fund's potential investment universe includes companies whose total market capitalization, at the time of purchase, falls within the range of the Russell 2000 Index. The Fund may, however, invest in companies with larger capitalizations.

CDC IXIS Advisors allocates capital invested in the Fund equally among the four subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 .  Invest up to 35% of its assets in fixed-income securities, including U.S.
   government bonds as well as lower quality debt securities.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in foreign securities, including those of emerging markets.

 . Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

 .  Invest in real estate investment trusts ("REITs").

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Small Cap Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The returns shown are those of the Fund's Classes A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Class A shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.


--------------------------------------------------------------------------------
                                                     Total Return
    1997       1998       1999       2000
--------------------------------------------------------------------------------
 .  Highest Quarterly Return: ____Quarter ____, up %

 .  Lowest Quarterly Return: ____Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Russell 2000 Index, a market value-weighted, unmanaged index of small company common stocks. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Small-Cap Growth and Lipper Small-Cap Growth Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Russell 2000 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. Morningstar Small-Cap Growth Average and Lipper Small-Cap Growth Average returns have been adjusted for these expenses but do not reflect any sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                                      Since Class
(for the periods ended December 31, 2000)       Past 1 Year        Inception
--------------------------------------------------------------------------------
Nvest Star Small Cap Fund:
      Class A (inception 12/31/96)
      Class B (inception 12/31/96)
      Class C (inception 12/31/96)
--------------------------------------------------------------------------------
Russell 2000 Index
--------------------------------------------------------------------------------
Morningstar Small-Cap Growth Average
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Average
--------------------------------------------------------------------------------

  Each Index is calculated from ______ for Class A shares, ______ for Class B shares and ______ for Class C shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Small Cap Fund - More On Investment Strategies

The Fund's portfolio is divided among the four different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

Harris Associates

The segment of the Fund managed by Harris Associates primarily invests in the common stocks of "small cap companies" in the United States. Harris considers a small cap company to have a market capitalization no larger than the largest market capitalization of the companies included in the S&P Small Cap 600 Index ($_____ billion as of December 31, 2000). Harris Associates' value-oriented investment philosophy is based upon its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to identify companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:

                          .  Positive free cash flow

                      .  High level of insider ownership

                    .  Favorable earnings growth potential

In making investment decisions for its segment of the Fund, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Loomis Sayles

Under normal market conditions, Loomis Sayles invests at least 65% of its segment's total assets in equity securities of companies with market capitalizations that, at the time of purchase, fall within the capitalization range of those companies constituting the Russell 2000 Index. Loomis Sayles may also invest up to 35% of its segment's assets in companies with larger capitalization levels.

This segment of the Star Small Cap Fund focuses on rapidly growing companies which Loomis Sayles believes have the potential for strong revenue growth, rising profit margins and accelerating earnings growth. The stock selection process uses a bottom-up approach that Loomis Sayles believes emphasizes companies that possess the best growth prospects. Loomis Sayles uses this approach to identify companies with the following characteristics, although not all of the companies selected will have these attributes:

                  .  New and/or distinctive products, technologies or services
           . Expected growth of at least 20% per year driven by strong sales and improving profitability
     . Strong, experienced management with the vision and the capability to grow a large, profitable organization

In making investment decisions, Loomis Sayles generally employs the following methods:

 .    Loomis Sayles begins with a universe of approximately 3,000 companies that generally fall within the market capitalization range of those companies constituting the Russell 2000 Index.

 .    Next, the portfolio managers with the assistance and guidance of the Loomis
     Sayles' analysts evaluate this universe through screening techniques to determine which companies appear to offer the best earnings growth prospects.

 .    Once Loomis Sayles determines that a company may have the potential for earnings growth and rising profitability, it considers that company's stock for purchase. This process includes analysis of the company's income statements and balance sheets, an assessment of the quality of its management team as well as the company's competitive position.

 .    Out of the remaining candidates, Loomis Sayles builds a diversified portfolio of small cap growth securities. The portfolio's holdings are generally equally weighted, although under certain circumstances such as low liquidity or lack of near term earnings prospects, positions will be reduced. Under normal market conditions, the portfolio remains fully invested with less than 5% of its assets held as cash.

 .    Investments are continuously monitored by the Loomis Sayles small cap growth team. Any erosion in the fundamental characteristics of portfolio holdings may result in the sale of that security. Additionally, securities are sold when their market capitalization exceeds the capitalization range of the Russell 2000 Index. Finally, stocks may be sold if a better opportunity is identified by the portfolio managers.

Montgomery

Montgomery seeks capital appreciation by investing in well-managed small cap U.S. growth companies whose stock price appears to be undervalued relative to their growth potential. Potential investments are rigorously analyzed by subjecting them to the following three steps of its investment process:

              .  Identify companies with improving business fundamentals
      .  Conduct in-depth analysis of each company's current business and future prospects
 .  Analyze each company's share price to determine whether its growth prospects have been fully recognized by the market

In making investment decisions, Montgomery generally employs the following methods:

 .   The immediate review of earnings release data and the evaluation of the data allows the team early identification of any meaningful positive change. Above-trend revenue or earnings growth often signals an inflection point in a company's business that triggers team members to begin their fundamental research process. The majority of Montgomery's research effort focuses on a universe of stocks with market capitalizations ranging between $100 million and $2 billion at the time of purchase.

 .   Team members spend the majority of their time on the fundamental research of investment candidates in order to validate the nature and sustainability of the identified positive change. Montgomery's focus is on understanding company dynamics: their business, market share, industry, competitors, customers, and suppliers. The team maintains an open dialogue with senior management of the companies in which they invest. Montgomery believes that a critical factor in company analysis is the quality, strength and experience of the management team. They assess their leadership, corporate vision and strategy. Rigorous financial analysis allows the team to understand the integrity of a company's balance sheet, the company's ability to finance growth internally, the earnings growth rate and margin trends, the target financial model, the linearity of financial performance within a year and within a quarter, the company's backlog, the company's internal financial systems, and the visibility and predictability of financial results.

 .   After the fundamental analysis has concluded that the prospective candidate is a good company, the focus then turns to determining if the stock is a good investment at the current price. Montgomery develops target prices based on their earnings forecasts and expected multiple. They select appropriate valuation metrics depending on the industry (i.e. price/earnings, price/cash flow, price/sales), and require an anticipated minimum return of 20% within 12 months. Stocks below that threshold are placed on the watch list.

 .   The portfolio remains well diversified, containing 60 to 80 issues, with no more than 5% at cost invested in any one issue. Typically the top ten holdings represent 25-30% of the portfolio. Industry and sector weights are a result of the stock selection process and internal risk control guidelines. The objective is to obtain broad exposure to the small cap sector of the market without constraining the stock selection process. At the industry level, no more than 20% of the total portfolio is invested within any industry at one time. Sector weights are considered on both an absolute and relative basis.

 .   Montgomery uses four criteria to determine when to sell a stock. A stock in the portfolio becomes a candidate for sale when: the stock reaches its price target, the risk/return equation is no longer favorable, deterioration in company fundamentals or competitive force-out by a new idea.

RS Investment Management

RS Investment Management pursues the Fund's objective by selecting securities for its segment based on a flexible, research-driven, bottom-up approach to value recognition and trend analysis. Stock selection focuses on growth that is expected to drive earnings and valuations higher over the one to three year time horizon. The catalysts that spur growth in these small companies may consist of:

                            .  A new product launch
                           .  A new management team
                         .  Expansion into new markets
                     .  Realization of undervalued assets

In making investment decisions, RS Investment Management generally employs the following methods:

 . RS Investment Management begins with a broad universe of companies which it believes possess the prospect for superior long-term growth.

 . It identifies this initial universe of potential investments by conducting proprietary, fundamental research, focusing on a company's level of available cash, its existing cash flow rate, its price-to-earnings ratio and the company's expected return on capital.

 . Next, RS Investment Management evaluates the company's management teams to identify how they allocate the company's capital as well as to discern the sources, and management's intended use, of cash.

 . RS Investment Management will then consider the current stock price relative to its future price projections. Only after this thorough analysis has been made will RS Investment Management make a decision to buy a particular stock.

 . RS Investment Management considers selling or initiating the sell process when:

  - A stock has reached the price objective set by RS Investment Management.

  - A stock declines 15% from the original purchase price. If this occurs, RS Investment Management will generally sell a portion of the position and reevaluate the company to ensure that a growth catalyst remains.

  - Negative fundamental changes occur relating to management, product definition or economic environment.

  - Opportunities that are more attractive are identified.

Goals, Strategies & Risks
-------------------------

Nvest Star Worldwide Fund

                                          --------------------------------------
                                                        Fund Focus
                                          --------------------------------------
                                                   Stability   Income    Growth
                                          --------------------------------------
                                           High                             X
                                          --------------------------------------
                                           Mod.
                                          --------------------------------------
                                           Low        X          X
                                          --------------------------------------

Adviser:      CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadvisers:  Harris Associates L.P. ("Harris Associates")
              Loomis, Sayles & Company, L.P. ("Loomis Sayles")
              Montgomery Asset Management, LLC ("Montgomery")

Category:     Global Equity

Investment Goal

The Fund seeks long-term growth of capital.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

CDC IXIS Advisors believes the Star Concept -- the Star Funds' multi-manager approach to equity investing, which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments -- offers uncommon diversification and a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that having several subadvisers with varying and successful management styles may increase the likelihood that the Fund may produce better returns for its shareholders, with less variability of return and less risk of persistent underperformance than a fund managed by a single adviser.

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is a global mutual fund, which means that it will seek to invest in equity securities traded on foreign stock markets as well as the markets of the United States. Foreign markets represent two-thirds of the value of all stocks traded in the world and offer opportunities for investment in addition to those found in the United States. Foreign markets may be located in large, developed countries such as Great Britain or in smaller, developing markets such as Singapore.

CDC IXIS Advisors allocates capital invested in the Fund equally among its four segments, which are managed by the three subadvisers set forth above. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may:

 . Invest up to 35% of its assets in fixed-income securities, including government bonds as well as lower quality debt securities.

 .  Invest in convertible preferred stock and convertible debt securities.

 . Purchase U.S. government securities, certificates of deposit, commercial paper, and/or high quality debt securities or hold cash for temporary defensive purposes in response to adverse market, economic or political conditions. These investments may prevent the Fund from achieving its investment goal.

 .  Invest in real estate investment trusts ("REITs").

For more detailed information on each subadviser's investment strategies, please refer to the section entitled "Nvest Star Worldwide Fund -- More On Investment Strategies."

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Equity securities: Because the Fund may invest a significant protion of its assets in equity securities, it is subject to the risks commonly associated with investing in stocks. This means that you may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign securities: May be affected by foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. These investments may also be affected by the conversion of the currency of several European countries to the "euro". Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities.

REITs: Subject to changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The returns shown are those of the Fund's Classes A, B and C shares which are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because they would be invested in the same portfolio of securities as the Classes A, B and C shares and would only differ to the extent that the classes do not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the Class B and C shares differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

-----------------------------------------------------------------------------
                                          Total Return
    1996    1997    1998    1999       2000
-----------------------------------------------------------------------------

 .  Highest Quarterly Return: _____ Quarter ____, up %
 .  Lowest Quarterly Return: _____ Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year and since-inception periods compared to those of the Morgan Stanley Capital International World Index ("MSCI World Index"), an unmanaged index of stocks throughout the world. The returns are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar World Stock and Lipper Global Averages, each an average of the total returns of all mutual funds with an investment style similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The MSCI World Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar World Stock Average and Lipper Global Average returns have been adjusted for these fees but do not reflect sales charges.

------------------------------------------------------------------------------------------
Average Annual Total Returns                                                   Since Class
(for the periods ended December 31, 2000)     Past 1 Year     Pas 5 years       Inception
------------------------------------------------------------------------------------------
Nvest Star Worldwide Fund:
   Class A (inception 12/29/95)
   Class B (inception 12/29/95)
   Class C (inception 12/29/95)
-------------------------------------------------------------------------------------------
MSCI World Index
-------------------------------------------------------------------------------------------
Morningstar World Stock Average
-------------------------------------------------------------------------------------------
Lipper Global Average
-------------------------------------------------------------------------------------------

  Each Index is calculated from ______ for Class A shares, ______ for Class B shares and ______ for Class C shares.

For actual past expenses of Class Y shares, see the section entitled "Fund Fees
                                  & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Star Worldwide Fund  - More On Investment Strategies

The Fund's portfolio is divided among the three different subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

Harris Associates -- U.S. Segment

The U.S. segment of the Fund is subadvised by Harris Associates and primarily invests in the common stocks of large and mid-capitalization companies which Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates' value-oriented investment philosophy is based on its belief that over time a stock's discounted market price and its true business value will converge. Harris Associates believes that this philosophy provides the best opportunity to achieve long-term capital growth while also protecting from downside risk. It therefore uses this philosophy to locate companies with the following characteristics, although not all of the companies selected by Harris Associates will have each of these attributes:


                          .  Positive free cash flow

                      .  High level of insider ownership

                    .  Favorable earnings growth potential

In making investment decisions, Harris Associates generally employs the following methods:

 . Harris Associates uses a fundamental bottom-up investment approach, which means that it focuses on individual companies rather than macro-economic factors or specific industries. Each company is analyzed on a case-by-case basis to select those which meet Harris Associates' standards of quality and value.

 . Once Harris Associates determines that a stock sells at a significant discount to its true business value and has other attractive qualities such as a positive free cash flow, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry.

 . Investments are continuously monitored by both analysts and portfolio managers. A senior committee sets specific "buy" and "sell" targets for each company. Harris Associates will generally buy a stock when it believes the stock sells for a price below 60% of its true business value, and will generally sell a stock when it believes the stock price approaches 90% of its true business value.

Harris Associates -- International Segment

In managing its international segment of the Fund, Harris Associates generally employs the same screening techniques that it uses for its U.S. segment; however, due to the inherent risks associated with investing in foreign securities, Harris Associates further evaluates:

 .  The relative political and economic stability of the issuer's home country

                   . The ownership structure of the company

                     .  The company's accounting practices

This segment of the Fund may invest in securities traded in both developed and emerging markets. There are no limits to this segment's geographic asset distribution, but to provide adequate diversification, this segment of the Fund will generally be invested in at least five countries outside the United States.

Loomis Sayles

The segment of the Star Worldwide Fund managed by Loomis Sayles will invest primarily in equity securities of companies organized or headquartered outside of the United States. The segment will hold securities from at least three different countries, including those within emerging markets. The segment focuses on securities with large market capitalization, but may invest in securities with any size capitalization. The securities selected by Loomis Sayles for the segment typically have the following characteristics although not all of the companies selected by Loomis Sayles will have these attributes:

             .  Strong, competitive position as an industry leader

                            .  Strong pricing power

                        .  Strong distribution channels

                .  Improving business or financial fundamentals

In making investment decisions, Loomis Sayles employs the following methods:

 . Loomis Sayles uses a bottom-up, fundamental research process to build the segment's portfolio.

 . It looks for growth-oriented stocks of well-managed companies that typically have the characteristics listed above.

 . In addition to its bottom-up approach to security selection, an overlay of country and industry macro-economic data is used to provide guidelines for portfolio weighting with a view towards minimizing portfolio risk.

 . The strong Loomis Sayles research team is combined with a global network of research contacts to provide a steady stream of information and ideas.

 . Loomis Sayles will sell a position when the fundamental outlook is deteriorating or when other more favorable opportunities arise.

 . Loomis Sayles uses a "No-Walls Decision Making(SM)" investment process, in which the managers all meet in person to exchange ideas and make portfolio decisions. Each buy and sell decision is subject to intense scrutiny by the entire team, which allows the skill and unique perspective of each manager on the team to be leveraged.

Montgomery

Montgomery will invest at least 65% of its segment's assets in equity securities of companies of any size located throughout the world. The segment invests in at least three different countries, one of which may be the United States. Its global equities investment strategy employs a bottom-up selection process, complemented by proprietary sector and country research. Montgomery's process is distinguished by extensive use of primary (original) research as opposed to secondary (broker) research and global sector specialization. The end result is a global equity portfolio diversified across industries and countries, designed to deliver consistent returns versus a designated benchmark. The securities selected by Montgomery for the segment typically have the following characteristics although not all of the companies selected by Montgomery will have these attributes:

       .  Strong management with increased sales and earnings potential

      .  Under or reasonably valued relative to their long-term prospects

 .  Competitive advantage, innovative products or services or the beneficiary from deregulation and privatization trends.

In making investment decisions, Montgomery employs the following methods:

 . Primary (original) research is the foundation of Montgomery's investment process and should be distinguished from secondary (broker) research. Its team of global equity analysts' primary responsibilities are allocated on a global sector basis. Sector analysis is bottom-up in nature and supports Montgomery's specific security research.

 . Montgomery's investment process begins with its original ideas. New ideas are generated from both primary research and strategic universe screening with the assistance of Montgomery's advanced information technology.

   Montgomery's goal is to identify companies that are attractive on the basis of long-term projected earnings growth, near-term earnings/business momentum, and valuation.

 . A formal process to evaluate the new ideas generated from sector-level analysis and strategic universe screening results in a short list of potential investments warranting further research. All potential investments are subjected to rigorous fundamental analysis before a recommendation to buy is made.

 . At Montgomery, security selection is a result of a peer review process conducted by sector specialists and senior portfolio management. The peer review process encourages thorough research, accountability and articulation of analysis. Value is added through earnings estimates that are different from the analysts' consensus and analysts' insight to companies' ratings within their peer groups.

 . Investments are monitored continuously and are compared against Montgomery's price objective and their respective peer groups, to identify potential deterioration in any of the fundamental reasons for purchase.

 . Specific factors that bring about a decision to sell in Montgomery's process include but are not limited to: premium valuation, negative business momentum, lack of management credibility, and accessibility and competitive force-out.

Fund Fees & Expenses
--------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                       All Funds
                                                                        Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                     None
--------------------------------------------------------------------------------
Redemption fees                                                          None*
--------------------------------------------------------------------------------

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Expense information in the table has been restated to reflect current fees and expenses.

-------------------------------------------------------------------------------------------
                   Nvest Star Value Fund      Nvest Star Advisers     Nvest Star Small Cap
                                                      Fund                   Fund*
-------------------------------------------------------------------------------------------
                         Class Y                    Class Y                 Class Y
-------------------------------------------------------------------------------------------
Management fees
-------------------------------------------------------------------------------------------
Distribution
and/or service
(12b-1) fees
-------------------------------------------------------------------------------------------
Other expenses
-------------------------------------------------------------------------------------------
Total annual
fund operating
expenses
-----------------------------------------------------------------------------------------------------


------------------------------------------------------
                          Nvest Star Worldwide Fund*
------------------------------------------------------
                                   Class Y
------------------------------------------------------
Management fees
------------------------------------------------------
Distribution
and/or service
(12b-1) fees
------------------------------------------------------
Other expenses
------------------------------------------------------
Total annual fund
operating expenses
------------------------------------------------------

* Star Small Cap Fund and Star Worldwide Fund may not currently offer Class Y shares. Expenses for Star Small Cap Fund and Star Worldwide Fund have been estimated and annualized.

Example

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .   You invest $10,000 in a Fund for the time periods indicated;

     .   Your investment has a 5% return each year; and

     .   A Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------
             Nvest Star Value Fund     Nvest Star Advisers Fund      Nvest Star Small Cap Fund
-----------------------------------------------------------------------------------------------
                    Class Y                     Class Y                       Class Y
-----------------------------------------------------------------------------------------------
1 year               $   96                      $  128                        $  155
-----------------------------------------------------------------------------------------------
3 years              $  301                      $  399                        $  481
-----------------------------------------------------------------------------------------------
5 years              $  522                      $  690                        $  829
-----------------------------------------------------------------------------------------------
10 years             $1,159                      $1,518                        $1,812
-----------------------------------------------------------------------------------------------

-----------------------------------------------
                 Nvest Star Worldwide Fund
-----------------------------------------------
                          Class Y
-----------------------------------------------
1 year                     $  157
-----------------------------------------------
3 years                    $  487
-----------------------------------------------
5 years                    $  840
-----------------------------------------------
10 years                   $1,834
-----------------------------------------------

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk (All Funds) The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk (All Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk (All Funds) The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk (Star Advisers, Star Small Cap and Star Worldwide Funds)The risk associated with investing in securities traded in developing securities markets, which may be smaller and have shorter operating histories than developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Euro Conversion Risk (All Funds) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are unclear presently. Such consequences may decrease the value and/or increase the volatility of securities held by a Fund.

Extension Risk (Star Advisers, Star Small Cap and Star Worldwide Funds) The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Information Risk (All Funds) The risk that key information about a security is inaccurate or unavailable IPO securities involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk (All Funds) The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk (All Funds) The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk (All Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like.
This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk (All Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk (All Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions Securities issued in initial public offerings, or IPOs, tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

Opportunity Risk (All Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks (All Funds) These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk (All Funds) The risk of losses directly attributable to government or political actions.

Prepayment Risk (Star Advisers, Star Small Cap and Star Worldwide Funds)The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Star Advisers, Star Small Cap and Star Worldwide Funds) These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company stocks.

Valuation Risk (All Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Funds' Investment Adviser and Subadvisers

The Nvest Funds family includes 28 mutual funds with a total of over $___ billion in assets under management as of December 31, 2000. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Class Y shares of Nvest Star Funds (the "Funds" or each a "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Kobrick Funds, Nvest AEW Real Estate Fund and Nvest Tax-Free Income Funds, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS Advisors, L.P.

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management -North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had more than $____ billion in assets under management. CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Fund. The subadvisers listed below make the investment decisions for their respective segment or segments of the Funds.

The combined advisory and subadvisory fees paid by each Fund in 2000 as a percentage of each Fund's average daily net assets was ____% for Nvest Star Value Fund, ____% for Nvest Star Advisers Fund, ____% for Nvest Star Small Cap Fund, and ____% for Nvest Star Worldwide Fund.

Subadvisers

Harris Associates, located at Two North LaSalle Street, Chicago, Illinois 60602, serves as subadviser to segments of the Star Advisers, Star Worldwide, Star Small Cap and Star Value Funds. Harris Associates, a subsidiary of CDC IXIS Asset Management - North America, manages over $_____ billion in assets as of __________________, 2000, and, together with its predecessor, has managed mutual funds since 1970. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Kobrick, located at 101 Federal Street, Boston, Massachusetts 02110, serves as a subadviser to a segment of the Star Advisers Fund. Kobrick is a subsidiary of CDC IXIS Asset Management - North America. Kobrick, the predecessor to which was formed in 1997, focuses primarily on managing growth-oriented equity funds, including three mutual funds.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as subadviser to segments of the Star Value, Star Advisers, Star Small Cap, and Star Worldwide Funds. Loomis Sayles is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1926, Loomis Sayles is one of America's oldest investment advisory firms with over $___ billion in assets under management as of ___________, 2000. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Montgomery, located at 101 California Street, San Francisco, California 94111, serves as subadviser to the Star Small Cap and Star Worldwide Funds.
Montgomery, formed in 1990, is an investment advisory firm managing approximately $9 billion in global assets for its retail and institutional clients, which include some of the largest pension funds, foundations and endowments in the United States, Canada and Europe. An affiliate of Commerzbank AG, one of the largest publicly head banks in Germany, Montgomery is a limited liability company.

RS Investment Management, located at 388 Market Street, San Francisco, California 94111 (formerly, Robertson, Stephens & Company Investment Management, L.P.), serves as subadviser to a segment of the Star Small Cap Fund. RS Investment Management was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. Inc. and its subsidiary, RS Investment Management, from BankAmerica Corporation. The Board of Trustees approved the continuation of the Fund's arrangement with RS Investment Management following consummation of the transaction.

VNSM, located at 6300 Chase Tower, Houston, Texas 77002, serves as subadviser to a segment of the Star Value Fund. VNSM is a subsidiary of CDC IXIS Asset Management - North America. Originally incorporated in 1970, VNSM focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments and corporate retirement and family/individual core funds. As of December 31, 2000, VNSM had approximately $4 billion in assets under management.

Westpeak, located at 1011 Walnut Street, Boulder, Colorado 80302, serves as subadviser to a segment of the Star Value Fund. Westpeak is a subsidiary of CDC IXIS Asset Management - North America. Founded in 1991, Westpeak has approximately $9.8 billion in assets under management as of December 31, 2000.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management -North America, CDC IXIS Advisors any of the subadvisers. In placing tradesany of the subadvisers will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managers

Nvest Star Value Fund

Robert M. Levy

Robert Levy has co-managed the Harris Associates segment of Star Value Fund since February 2000. Mr. Levy is Partner, President and Chief Executive Officer of Harris Associates and he joined the company in 1985. Mr. Levy, a Chartered Financial Analyst, received a B.A. from Vanderbilt University and an M.B.A. from the Wharton School of Business, University of Pennsylvania and has 24 years of investment experience.

Floyd J. Bellman

Floyd Bellman has assisted in managing the Harris Associates segment of Star Value Fund since February 2000. Mr. Bellman is a Portfolio Manager and Vice President in charge of Harris Associates Investment Advisory Department. Mr. Bellman joined Harris Associates in 1995. Mr. Bellman, a Chartered Financial Analyst, received a B.B.A. from the University of Wisconsin and has 20 years of investment experience.

Jeffrey W. Wardlow

Jeffrey Wardlow served as co-manager of Loomis Sayles segment of Star Value Fund from August 1998 until May 2000 and as sole portfolio manager thereafter. He also manages the value component of the equity portion of Balanced Fund. Mr. Wardlow, Vice President of Loomis Sayles, joined the company over 10 years ago. Mr. Wardlow, a Chartered Financial Analyst, received both his B.B.A. and his M.B.A. from Michigan State University and has over 18 years of investment experience.

Margaret M. Buescher

Margaret M. Buescher served as co-manager of the VNSM segment of Star Value Fund from February to August 2000 and as sole portfolio manager thereafter. She also manages Large-Cap Value Fund. Ms. Buescher, Principal of VNSM, joined the company in 1994. From 1980 to 1994, she was a Managing Director and Senior Portfolio Manager for the Texas Commerce Investment Management Company. Ms. Buescher is also a Chartered Financial Analyst. She received a B.A. from Vanderbilt University and has over 26 years of investment experience.

Gerald H. Scriver

Gerald Scriver has managed the Westpeak segment of the Star Value Fund since February 2000. He also manages Growth and Income Fund and Capital Growth Fund. Mr. Scriver is the President and Chief Executive Officer of Westpeak Investment Advisors, which he founded in 1991. Mr. Scriver is a graduate of the State University of N.Y. at Buffalo and has over 35 years of investment experience.

Nvest Star Advisers Fund

Edward S. Loeb

Edward S. Loeb has served as co-portfolio manager of the Harris Associates segment of the Star Advisers Fund since October 30, 2000. He also serves as co-portfolio manager to the Harris Associates U.S. segment of the of the Star Worldwide Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Prior to becoming Director of Institutional Portfolios, Mr. Loeb served as Vice President in charge of Harris

Associates' Investment Advisory Department. He is also a chartered Financial Analyst. In addition to his 13 years of investment experience, Mr. Loeb holds an M.M. from Northwestern University and a B.A. from Princeton University.

Kevin G. Grant

Kevin G. Grant has served as co-portfolio manager of the Harris segment of the Star Advisers Fund since January 1, 2001. He also co-manages the Harris segment of the Star Worldwide Fund and serves as portfolio manager of the Oakmark Fund. Mr. Grant joined Harris Associates in 1988 and is a senior investment analyst. Mr. Grant, a Chartered Financial Analyst, holds both an M.B.A. from Loyola University, a B.S. from the university of Wisconsin-Madison and has over 11 years of investment experience.

Christopher R. Ely

Christopher R. Ely has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 22 years of investment management experience.

Philip C. Fine

Dr. Philip C. Fine has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 13 years of investment management experience.

David L. Smith

David L. Smith has co-managed the Loomis Sayles segment of the Star Advisers Fund since March 2001. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 15 years of investment management experience.

Michael E. Nance

Michael Nance has managed Kobrick segment of the Star Advisers Fund since March 2001. He also manages the Kobrick Growth Fund. Mr. Nance, Senior Vice President of the Kobrick, joined the company in June 1999. Prior to joining the Kobrick, he was a Senior Vice President at Putnam Investments, where he was a co-manager of the Putnam Voyager Fund, as well as other institutional accounts. Mr. Nance joined Putnam in 1994 as an Assistant Vice President and equity analyst in the Global Equity Research Group. Mr. Nance received an M.B.A. from the University of Chicago Graduate School of Business and a B.S. in Industrial Engineering from Drexel University. In addition to serving as Senior Vice President of the Adviser, Mr. Nance is also a portfolio manager in private investment partnerships and may act in that capacity with respect to other similar investment partnerships.

Joseph R. Gatz

Joseph R. Gatz has served as lead portfolio manager of the Loomis Sayles segment of Star Advisers Fund since January 2000. He is also co-portfolio manager of Loomis Sayles Mid-Cap Value Fund and lead portfolio manager of Loomis Sayles Small Cap Value Fund. Mr. Gatz, Vice President of Loomis Sayles, joined the firm in 1999. Prior to joining Loomis Sayles, Mr. Gatz was a portfolio manager at Banc One Investment Advisers Corporation and certain of its corporate predecessors since 1993. Mr. Gatz, a Chartered Financial Analyst, received a M.B.A. from Indiana University, a B.A. from Michigan State University and has 16 years of investment experience.

Dawn Alston Paige

Dawn Alston Paige has served as co-portfolio manager of the Loomis Sayles segment of Star Advisers Fund since January 2000. She is also co-portfolio manager of Loomis Sayles Mid-Cap Value Fund and co-portfolio manager of Loomis Sayles Small Cap Value Fund. Ms. Alston Paige, Vice President of Loomis Sayles, joined the firm in 1992. Ms. Alston Paige, a Chartered Financial Analyst, received a M.B.A. from University of Michigan, a B.S. from Virginia Commonwealth University and has 9 years of investment experience.

Daniel G. Thelen

Daniel G. Thelen has served as co-portfolio manager of the Loomis Sayles segment of Star Advisers Fund since April 2000. He is also co-portfolio manager of Loomis Sayles Small Cap Value Fund. Mr. Thelen, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Thelen was a manager at PricewaterhouseCoopers LLC. Mr. Thelen, a Chartered Financial Analyst, received a M.B.A. and B.A. from Michigan State University, and has 11 years of investment experience.

Nvest Star Small Cap Fund

James P. Benson

James P. Benson has served as co-manager of the Harris Associates segment of the Star Small Cap Fund since November 23, 1999. Mr. Benson joined Harris Associates in 1997 as an investment analyst. Prior to joining Harris, he served as an executive vice president and director of equity research for Ryan Beck & Co. from 1993 until 1997 Mr. Benson holds an M.M. in Finance from Northwestern University and a B.A. in Economics and Computer Sciences from Westminster College. He is a Chartered Financial Analyst with 20 years of investment experience.

Clyde S. McGregor

Clyde S. McGregor has served as co-portfolio manager of the Harris Associates segment of the Star Small Cap Fund since July 1, 2000. Mr. McGregor joined Harris Associates as an analyst in 1981 and began managing portfolios in 1986. He holds an M.B.A in Finance from the University of Wisconsin-Madison (1977) and a B.A in Economics and Religion from Oberlin College (1974).

Christopher R. Ely

Christopher R. Ely has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception in December 1996. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Ely, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds a B.A. from Brown University and an M.B.A. from Babson College. He has 22 years of investment management experience.

Philip C. Fine

Dr. Philip C. Fine has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception. He also co-manages the Loomis Sayles Small Cap Growth Fund. Dr. Fine, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Dr. Fine was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He received an A.B. and a Ph.D. from Harvard University. He has 13 years of investment management experience.

David L. Smith

David L. Smith has co-managed the Loomis Sayles segment of the Star Small Cap Fund since its inception. He also co-manages the Loomis Sayles Small Cap Growth Fund. Mr. Smith, Vice President of Loomis Sayles, joined the firm in 1996. Prior to joining Loomis Sayles, Mr. Smith was a Vice President and Portfolio Manager at Keystone Investment Management Company, Inc. He holds an M.B.A. from Cornell University and a B.A. from the University of Massachusetts at Amherst. He has 15 years of investment management experience.

Kathryn Peters

Kathryn Peters has served as portfolio manager of Montgomery's segment of the Star Small Cap Fund since March 1999. She also manages the Montgomery U.S. Emerging Growth Fund. Ms. Peters, Portfolio Manager and Principal of Montgomery, joined the firm in January 1995. Prior to joining Montgomery, Ms. Peters worked for the investment banking division of Donaldson, Lufkin & Jenrette. She holds an M.B.A. from Harvard Graduate School of Business Administration and a B.A., magna cum laude, in Psychology with a concentration in business from Boston College. Ms. Peters has 14 years of investment management experience.

John L. Wallace

John L. Wallace has served the RS Investment Management segment of the Star Small Cap Fund as portfolio manager from that Fund's inception until October 1997 and as co-portfolio manager thereafter. He also serves as portfolio manager to the RS MidCap Opportunities Fund as well as the RS Diversified Growth Fund. Mr. Wallace, Vice President of RS Investment Management, joined the firm in 1995. Prior to joining RS Investment Management, Mr. Wallace managed over $4 billion in assets at Oppenheimer as portfolio manager of Main Street Income & Growth Fund and Total Return Fund. He holds a B.A. from the University of Idaho and an M.B.A. from Pace University. He has 20 years of investment experience.

John H. Seabern

John H. Seabern has served as co-portfolio manager for the RS Investment Management segment of the Star Small Cap Fund since October 1997. He is also co-manager of the RS Diversified Growth Fund. Mr. Seabern, Vice President of RS Investment Management, joined the firm in 1993. Prior to joining RS Investment Management, he served as a performance analyst at Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. degree in finance from the University of Colorado and has 10 years of investment management experience.


Nvest Star Worldwide Fund

Edward S. Loeb

Edward S. Loeb has served as co-portfolio manager of the Harris Associates U.S. segment of the of the Star Worldwide Fund since October 30, 2000. He also serves as co-portfolio manager to the Harris Associates segment of the Star Advisers Fund. Mr. Loeb, Partner and Director of Institutional Portfolios of Harris Associates, joined the firm in 1989. Prior to becoming Director of Institutional Portfolios, Mr. Loeb served as Vice President in charge of Harris Associates' Investment Advisory Department. He is also a chartered Financial Analyst. In addition to his 13 years of investment experience, Mr. Loeb holds an M.M. from Northwestern University and a B.A. from Princeton University.

Kevin G. Grant

Kevin G. Grant has served as co-portfolio manager of the Harris segment of the Star Advisers Fund since January 1, 2001. He also co-manages the Harris segment of the Star Worldwide Fund and serves as portfolio manager of the Oakmark Fund. Mr. Grant joined Harris Associates in 1988 and is a senior investment analyst. Mr. Grant, a Chartered Financial Analyst, holds both an M.B.A. from Loyola University, a B.S. from the university of Wisconsin-Madison and has over 11 years of investment experience.

David G. Herro

David G. Herro has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception. He also co-manages the Oakmark International Fund. Mr. Herro, Portfolio Manager at Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and holds an M.A. and a B.S. from the University of Wisconsin. He has 15 years of investment experience.

Michael J. Welsh

Michael J. Welsh has co-managed the Harris Associates international segment of the Star Worldwide Fund since the Fund's inception. He also co-manages the Oakmark International Fund. Mr. Welsh, Vice President of Harris Associates, joined the firm in 1992. He is a Chartered Financial Analyst and a Certified Public Accountant. He holds an M.M. from Northwestern University and a B.S. from the University of Kansas, and has 16 years of investment management experience.

Alexander Muromcew

Alexander Muromcew serves as co-portfolio manager for the Loomis Sayles segment of the Star Worldwide Fund (concentrating on Asian markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. Prior to 1996, Mr. Muromcew held positions with Jardine Fleming Securities in Japan, Emerging Markets Investors Corporation and Teton Partners L.P. He received an M.B.A. from Stanford University, a B.A. from Dartmouth College and has over 11 years of investment experience.

John Tribolet

John Tribolet serves as co-portfolio manager for the Loomis Sayles segment of Star Worldwide Fund (concentrating on European markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Tribolet was a portfolio manager for European Equities at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber Inc. He received his B.S. from Columbia University and has over 9 years of investment experience.

Eswar Menon

Eswar Menon serves as co-portfolio manager for the Loomis Sayles segment of the Star Worldwide Fund (concentrating on Emerging markets), International Equity Fund, the International Equities sector of Loomis Sayles Worldwide Fund, the Loomis Sayles International Equity Fund and the Loomis Sayles Emerging Markets Fund. Prior to joining Loomis Sayles in 1999, Mr. Menon was the Portfolio Manager for Emerging Countries at Nicholas Applegate Capital Management since 1995. Prior to his position at Nicholas Applegate Capital Management, he spent five years with Koeneman Capital Management and Integrated Device Technology. Mr. Menon received an M.B.A. from the University of Chicago, an M.S. from the University of California, a B.S. from Indian Institute of Technology, Madras, India and has over 11 years of investment experience.

Oscar Castro

Oscar Castro has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. He also co-manages the Montgomery Global Opportunities Fund. Mr. Castro, Senior Portfolio Manager of Montgomery, has been employed by the firm since 1993. He is a graduate of Simon Bolivar University and holds an M.B.A. from Drexel University and has 18 years of investment experience.

John Boich

John Boich has co-managed the Montgomery segment of the Star Worldwide Fund since August 1998. He also co-manages the Montgomery Global Opportunities Fund. Mr. Boich, Senior Portfolio Manager of Montgomery, joined the firm in 1993. He is a graduate of the University of Colorado and has 16 years of investment experience.

Fund Services
-------------

It's Easy to Open an Account


To Open an Account with Nvest Funds:

1.  Read this Prospectus carefully.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares:

    Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

    A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

 .         Other mutual funds, endowments, foundations, bank trust departments or trust companies.

    There is no initial or subsequent investment minimum for:

 .         Retirement Plans (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

 .         Insurance Company Accounts of New England Financial, Metropolitan Life
    Insurance Company ("MetLife") or their affiliates.

 .         Separate Accounts of New England Financial, MetLife or their affiliates.

 .         Wrap Fee Programs of certain broker-dealers not being paid by the
    Fund, CDC IXIS Advisors or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of Class A shares owned by that shareholder.

 .         Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans set forth above.

 .         Deferred Compensation Plan Accounts of New England Life Insurance
    Company ("NELICO"), MetLife or their affiliates ("Deferred Compensation Accounts").

 .         Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information regarding such fees.

3. You should contact Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

You will not receive certificates representing Class Y Shares.

Nvest Funds Web Site

You may have access to your account 24 hours a day by visiting us online at www.nvestfunds.com.

Fund Services
-------------

Buying Shares

                                         Opening an Account                             Adding to an Account
Through Your Investment Dealer
                                    .    Call your investment dealer               .    Call your investment dealer
                                         for information.                               for information.

By Mail
                                    .    Make out a check in U.S. dollars          .    Make out a check in U.S. dollars
                                         for the investment amount, payable             for the investment amount, payable to
                                         to "Nvest Funds."  Third party check           "Nvest Funds."  Third party checks
                                         and "starter" checks will not be               and "starter" checks will not be
                                         accepted.                                      accepted.
[envelope icon]                     .    Mail the check with your completed        .    Fill out the detachable investment
                                         application to Nvest Funds, P.O. Box           slip from an account statement.  If
                                         8551, Boston, MA 02266-8551                    no slip is available, include with
                                                                                        the check a letter specifying the
                                                                                        Fund name, your class of shares, your
                                                                                        account number and the registered
                                                                                        account name(s).  To make investing
                                                                                        even easier, you can order more
                                                                                        investment slips by calling
                                                                                        800-225-5478.
By Exchange

[exchange icon]                     .    Obtain a current prospectus for           .    Call your investment dealer or
                                         the Fund into which you are                    Nvest Funds at 800-225-5478 or visit
                                         exchanging by calling your investmen           www.nvestfunds.com to request an
                                         dealer or  Nvest Funds at                      exchange.
                                         800-225-5478.
                                    .    Call your investment dealer or            .    See the section entitled
                                         Nvest Funds to request an exchange.            "Exchanging Shares" for more details.

                                    .    See the section entitled
                                         "Exchanging Shares" for more details
By Wire
                                    .    Call  Nvest Funds at 800-225-5478         .    Visit www.nvestfunds.com to add
                                         to obtain an account number and wire           shares to your account by wire.
                                         transfer instructions.  Your bank may
                                         charge you for such a transfer.
[wire icon]                                                                        .    Instruct your bank to transfer
                                                                                        funds to State Street Bank & Trust
                                                                                        Company, ABA# 011000028, and DDA #
                                                                                        99011538.
                                                                                   .    Specify the Fund name, your class
                                                                                        of shares, your account number and
                                                                                        the registered account name(s).

                                                                                        Your bank may charge you for such a
                                                                                        transfer.

Through Automated Clearing House ("ACH")
                                    .    Ask your bank or credit union whether     .    Call  Nvest Funds at 800-225-5478 or
                                         it is a member of the ACH system.              visit www.nvestfunds.com to add shares
                                                                                        to your account through ACH.
[ACH icon]                          .    Complete the "Telephone Withdrawal        .    If you have not signed up for the
                                         and Exchange" and "Bank Information"           ACH system, please call  Nvest Funds
                                         sections on your account application.          for a Service Options Form.  A
                                                                                        signature guarantee may be required to
                                                                                        add this privilege.
                                    .    Mail your completed application to
                                         Nvest Funds, P.O. Box 8551, Boston, MA
                                         02266-8551.

Fund Services
-------------

Selling Shares
                       To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer
                                        .   Call your investment dealer for information.

By Mail

                                        .   Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds.  Additional materials may be required.  See the section entitled "Selling Shares in Writing."
[envelope icon]                         .   The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                                        .   Mail your request by regular mail to Nvest Funds, P.O. Box 8551, Boston, MA
                                            02266-8551 or by registered, express or certified mail to Nvest Funds, 66
                                            Brooks Drive, Braintree, MA  02184.
                                        .   Your proceeds will be delivered by the method chosen in your letter.  If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order.
                                            You may also choose to redeem by wire or through ACH (see below).
By Exchange
                                        .   Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.
[exchange icon]                         .   Call Nvest Funds or visit www.nvestfunds.com to request an exchange.
                                        .   See the section entitled "Exchanging Shares" for more details.
By Wire
                                        .   Fill out the "Telephone Withdrawal and Exchange" and "Bank Information"
                                            sections on your account application.
[wire icon]                             .   Call  Nvest Funds at 800-225-5478, visit www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                                        .   Proceeds will generally be wired on the next business day.  A wire fee
                                            (currently $5.00) will be deducted from the proceeds.
Through Automated Clearing House

                                        .   Ask your bank or credit union whether it is a member of the ACH system.
                                        .   Complete the "Telephone Withdrawal and Exchange" and "Bank Information"
                                            sections on your account application.
[ ACH icon]                             .   If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.
                                        .   Call Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.
                                        .   Proceeds will generally arrive at your bank within three business days.
By Telephone

                                        .   You may receive your proceeds by mail, by wire or through ACH (see above).
[telephone icon]                        .   Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

Fund Services
-------------

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:
 .  your address of record has been changed within the past 30 days;

 . you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 . a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .  a financial representative or securities dealer;

 .  a federal savings bank, cooperative, or other type of bank;

 .  a savings and loan or other thrift institution;

 .  a credit union; or

 .  a securities exchange or clearing agency.

Fund Services
-------------

Exchanging Shares

You may exchange Class Y shares of your Fund for Class Y shares of any other Nvest Fund which offers Class Y shares or for Class A shares of the Money Market Funds. Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any Nvest Fund in a NELICO Deferred Compensation Account for Class A shares of any other Nvest Fund which does not offer Class Y shares. Class A shares of any Nvest Fund in a NELICO Deferred Compensation Account may also be exchanged for Class Y shares of any Nvest Fund. All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale on which gain or loss may be recognized. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

Restriction                                                  Situation
 .  The Fund may suspend the right of redemption or           .  When the New York Stock Exchange (the "Exchange") is
   postpone payment for more than 7 days:                       closed (other than a weekend/holiday)
                                                             .  During an emergency
                                                             .  Any other period permitted by the SEC
 .  The Fund reserves the right to suspend account            .  With a notice of a dispute between registered owners
   services or refuse transaction requests:                  .  With suspicion/evidence of a fraudulent act
 .  The Fund may pay the redemption price in whole or in      .  When it is detrimental for the Fund to make cash
   part by a distribution in kind of readily marketable         payments as determined in the sole discretion of the
   securities in lieu of cash or may take up to 7 days to       Adviser or subadviser
   pay a redemption request in order to raise capital:

 .  The Fund may withhold redemption proceeds until the       .  When redemptions are made within 10 calendar days of
   check or funds have cleared:                                 purchase by check or ACH of the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services
-------------

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  ----------------------------------------------------------------------
                  Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 . A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 . The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 . Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 . A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-
  U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services
-------------

Dividends and Distributions

The Funds generally distributes most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund expects to distribute dividends annuallyEach Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 .    Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or in Class Y shares of another Nvest Fund.

 .    Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions derived from short-term capital gains or investment income are taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions which constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Funds' yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Funds' investments in foreign securities or foreign currencies may increase or accelerate the Funds' recognition of ordinary income and may affect the timing or amount of the Funds' distributions. Shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Any gain resulting from the sale of your Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Kobrick Fund, CDC Nvest Fund or a Money Market Fund is generally treated as a sale, and any resulting gain or loss will generally be subject to federal income tax.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Compensation to Securities Dealers

The Distributor may, at its expense, pay concessions to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Performance
----------------

The financial highlights tables is intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _______________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Nvest Star Value Fund TO BE UPDATED

--------------------------------------------------------------------------------
                                                                Class Y
--------------------------------------------------------------------------------
                                                        Year Ending December 31,
                                                        1996 1997 1998 1999 2000
Net Asset Value, Beginning of the Year
--------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain (Loss) On
Investments
Distributions in Excess of Net Realized Gains
Total From Investment Operations
--------------------------------------------------------------------------------

Less Distributions
Distributions from Net Investment Income
Distributions From Net Realized Capital Gains
Distributions in Excess of Net Realized Gains
Total Distributions

--------------------------------------------------------------------------------
Net Asset Value, End Of Year
Total Return (%)(a)
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets (%)
Ratio of Net Investment Income (Loss) to Average Net
Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
--------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

Fund Performance
----------------

Nvest Star Advisers Fund TO BE UPDATED

---------------------------------------------------------------------------------------------------
                                                                       Class Y
---------------------------------------------------------------------------------------------------
                                                               Year Ending December 31,
                                                       1996      1997      1998      1999      2000
Net Asset Value, Beginning of the Year
---------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain (Loss) On
Investments
Total From Investment Operations
Less Distributions
Dividends from Net Investment Income
Distributions From Net Realized Capital Gains
Total Distributions

---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year

Total Return (%)(a)
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net
 Assets (%)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
---------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

   Fund Performance
   ----------------

   Nvest Star Small Cap Fund TO BE UPDATED

-----------------------------------------------------------------------------------------------------------------------------------
                                       Class A                           Class B                              Class C
-----------------------------------------------------------------------------------------------------------------------------------
                             Year Ending December 31,             Year Ending December 31,              Year Ending December 31,
                          1997    1998    1999     2000        1997     1998     1999     2000        1997    1998    1999    2000
Net Asset Value,
Beginning of the
Year (a)
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment
Operations
Net Investment
Income (Loss)(b)
Net Realized and
Unrealized Gain
(Loss) on
Investments
Total From
Investment
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution From
Net Realized
Capital Gains
Total Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End Of Year

Total Return (%)(c)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets (%)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets (%)
Portfolio Turnover
Rate (%)
Net Assets, End of
Period (000)
------------------------------------------------------------------------------------------------------------------------------------

   (a)  Commencement of operations December 31, 1996.
   (b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
   (c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

Fund Performance
----------------

Nvest Star Worldwide Fund TO BE UPDATED

---------------------------------------------------------------------------------------------------------------
                               Class A                         Class B                       Class C
---------------------------------------------------------------------------------------------------------------
                       Year Ending December 31,        Year Ending December 31,        Year Ending December 31,
                     1996  1997  1998  1999  2000    1996  1997  1998  1999  2000   1996  1997  1998  1999  2000
Net Asset Value,
Beginning of year
(a)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment
Operations
Net Investment
Income (Loss)(b)
Net Realized and
Unrealized Gain
(Loss) on
Investments
Total From
Investment
Operations
---------------------------------------------------------------------------------------------------------------
Less Distributions
Distribution From
Net Realized
Capital Gains
Distributions from
Paid-in Capital
Total Distributions

---------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Year

Total Return (%)(c)
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets
(%)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets (%)
Portfolio Turnover
Rate (%)
Net Assets, End of
Year (000)
---------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on December 29, 1995.
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.
(c) A sales charge for Class A shares or a CDSC for Class B and Class C shares is not reflected in total return calculations.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

                                    Notes --

                                    Notes --

            If you would like more information about the Funds, the
              following documents are available free upon request:

        Annual and Semiannual Reports -- Provide additional information about each Fund's investments.  Each report includes a
         discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
     To reduce costs, we mail one copy per household.  For more copies call
                CDC IXIS Distributors, L.P. at the number below.

             Statement of Additional Information (SAI) -- Provides more detailed information about the Funds and their investment limitations and policies, has been filed
      with the SEC and is incorporated into this Prospectus by reference.

                   To order a free copy of a Fund's annual or
              semiannual report or its SAI, contact your financial
                        representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA  02116
                            Telephone: 800-225-5478
                          Internet: www.nvestfunds.com

                  Your financial representative or Nvest Funds
         will also be happy to answer your questions or to provide any additional information that you may require.

            You can review and copy a Fund's reports and SAIs at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                            ------------------
            writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

              CDC IXIS Distributors, L.P., and other firms selling
                    shares of Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD).  As
                a service to investors, the NASD has asked that
             we inform you of the availability of a brochure on its
                Public Disclosure Program.  The program provides
             access to information about securities firms and their
        representatives.  Investors may obtain a copy by contacting the
               NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                  Nvest Funds


                          Star Funds - Class Y shares



                             Nvest Star Value Fund

                           Nvest Star Advisers Fund

                           Nvest Star Small Cap Fund

                           Nvest Star Worldwide Fund



                  (Investment Company Act File No. 811-4323)

Nvest Funds(SM)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

           Nvest

     Tax Free Income Funds

                             Nvest Intermediate Term Tax Free Fund of California
                                    Back Bay Advisors, L.P.

                             Nvest Massachusetts Tax Free Income Fund
                                    Back Bay Advisors, L.P.

                             Nvest Municipal Income Fund
                                    Back Bay Advisors, L.P.

 [photo]

                                  Prospectus
                                  May 1, 2001

                                 What's Inside

                           Goals, Strategies & Risks
                                    Page X

                             Fund Fees & Expenses
                                    Page X

                                Management Team
                                    Page X

                                 Fund Services
                                    Page X

                               Fund Performance
                                    Page X

 The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Fund or any of their services and for assistance in opening an account, contact your financial representative or call Nvest
                                    Funds.

                                  Nvest Funds
               399 Boylston Street, Boston, Massachusetts 02116
                                 800-225-5478
                              www.nvestfunds.com

Table of Contents

GOALS STRATEGIES & RISKS

Nvest Intermediate Term Tax Free Fund of California
Nvest Massachusetts Tax Free Income Fund
Nvest Municipal Income Fund

FUND FEES & EXPENSES

Fund Fees & Expenses

MORE ABOUT RISK

More About Risk


MANAGEMENT TEAM

Meet The Fund's Investment Adviser and Subadviser
Meet The Fund's Portfolio Manager


FUND SERVICES

Investing in the Fund
How Sales Charges are Calculated
Ways to Reduce or Eliminate Sales Charges
It's Easy to Open an Account
Buying Shares
Selling Shares
Selling Shares in Writing
Exchanging Shares
Restrictions on Buying, Selling and Exchanging Shares
How Fund Shares are Priced
Dividends and Distributions
Tax Consequences
Compensation to Securities Dealers
Additional Investor Services

FUND PERFORMANCE

Nvest Intermediate Term Tax Free Fund of California
Nvest Massachusetts Tax Free Income Fund
Nvest Municipal Income Fund

Glossary of Terms

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Goals, Strategies & Risks
-------------------------

Nvest Intermediate
  Term Tax Free
Fund of California

                       --------------------------------------------------
                                          Fund Focus
                       --------------------------------------------------
                                     Stability     Income       Growth
                       --------------------------------------------------
                       High                           X
                       --------------------------------------------------
                       Mod.              X
                       --------------------------------------------------
                       Low                                        X
                       --------------------------------------------------

                       --------------------------------------------------
                                           Duration
                       --------------------------------------------------
                                       Short        Int.         Long
                       --------------------------------------------------
                       High
                       --------------------------------------------------
                       Mod.                           X
                       --------------------------------------------------
                       Low
                       --------------------------------------------------

Adviser:     CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:  Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:    James S. Welch and John Maloney

      Ticker Symbol:               Class A                 Class B
                                    NEFEX                   NEEBX

Investment Goal

The Fund seeks to maintain a high level of current income exempt from federal and California personal income taxes.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

The Fund is a non-diversified Fund that typically invests in a mix of California municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund that at least 80% of its income will be distributions that are exempt from federal income tax and California personal income tax, except during times of adverse market conditions (in which case more than 20% of the Fund's income distributions could be subject to federal and/or California income taxes). The Fund, however, currently expects that 90% of its income each year will be exempt from federal and California income tax ("California Tax-Exempt Securities"). The Fund may invest in "private activity bonds" which pay interest that, although exempt from ordinary income taxes, may be subject to federal or California alternative minimum taxes. It is also a fundamental policy that income derived from such securities will not normally exceed 20% of the Fund's total income distributions. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by S&P Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, and attempts to construct a portfolio with the following characteristics:

[X]  Average credit rating of A (as rated by S&P or Fitch)

[X]  Average maturity of between 5 and 15 years

[X]  Maintain duration of less than 6 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 .    The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

 .    Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in California. This value analysis uses quantitative tools such as internal and external computer systems and software.

 .    The Fund's portfolio manager and analysts perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with the overall credit quality of the Fund.

 .    Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the California government and its agencies.

The Fund may:

 .    Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors if non-rated).

 .    Invest in zero-coupon bonds.

 .    Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

State specific: Weakness in the local or national economy and other economic or regulatory events impacting California generally could adversely affect the credit ratings and creditworthiness of California municipal securities in which the Fund invests.

Non-diversified status: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and since-inception periods compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each calendar year since its first full year of operations. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

--------------------------------------------------------------------------------
                                  Total Return
  1994       1995      1996      1997     1998      1999      2000
--------------------------------------------------------------------------------
 .   Highest Quarterly Return: _____ Quarter ____, up _____%
 .   Lowest Quarterly Return: _____ Quarter ____, down ______%

The table below shows the Fund's average annual total returns for the one-year, five-year and since-inception periods compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Municipal California Intermediate Average ("Morningstar Muni CA Int. Avg.") and Lipper California Intermediate Municipal Debt Average ("Lipper CA Int. Muni Debt Average"), each an average of the annual total returns of all mutual funds with an investment objective similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Muni CA Int. Average and Lipper CA Muni Debt Average returns have been adjusted for these expenses but do not reflect any sales charges.

 ---------------------------------------------------------------------------------------------
 Average Annual Total Returns                                                  Since Class
 (for the period ended December 31, 2000)        Past 1 Year     Past 5 Years    Inception
 ---------------------------------------------------------------------------------------------
 Nvest Intermediate Term Tax Free Fund of
 California:
       Class A (inception 4/23/93)
       Class B (inception 9/13/93)
 ---------------------------------------------------------------------------------------------
 Lehman Municipal Bond Index
 ---------------------------------------------------------------------------------------------
 Morningstar Muni CA Int. Average
 ---------------------------------------------------------------------------------------------
 Lipper CA Int. Muni Debt Average
 ---------------------------------------------------------------------------------------------

Each Index is calculated from 4/30/93 for Class A shares and 9/30/93 for Class B shares. For actual past expenses of Class A and B shares, see the section entitled "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Massachusetts Tax Free Income
Fund


                           -----------------------------------------------------
                                                         Fund Focus
                           -----------------------------------------------------
                                               Stability     Income       Growth
                           -----------------------------------------------------
                             High                               X
                           -----------------------------------------------------
                             Mod.                  X
                           -----------------------------------------------------
                             Low                                             X
                           -----------------------------------------------------

                           -----------------------------------------------------
                                                     Duration
                           -----------------------------------------------------
                                               Short        Int.         Long
                           -----------------------------------------------------
                             High                                         X
                           -----------------------------------------------------
                             Mod.
                           -----------------------------------------------------
                             Low
                           -----------------------------------------------------


Adviser:         CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:      Back Bay Advisors, L.P. ("Back Bay Advisors")
Managers:        James S. Welch and John Maloney

      Ticker Symbol:               Class A                 Class B
                                    NEFMX                   NEMBX

Investment Goal

The Fund seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes.

The Fund's investment goal may be changed without shareholder approval.

Principal Investment Strategies

The Fund is a non-diversified Fund that typically invests in a mix of Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams. It is a fundamental policy of the Fund to normally invest 80% of its net assets in debt obligations exempt from regular federal income tax. Back Bay Advisors manages the Fund so that shareholders are also exempt from Massachusetts personal income taxes. To achieve this goal, the Fund invests (1) at least 90% of its assets in debt obligations on which the interest is exempt from federal income tax (other than the alternative minimum tax ("AMT")) and Massachusetts personal income tax ("Massachusetts Tax-Exempt Securities") and (2) not more than 20% of its assets in debt obligations on which the interest is subject to AMT for individuals. The Fund will also invest at least 65% of its assets in securities that are exempt from Massachusetts state income tax. Additionally, at least 85% of the Fund's assets will consist of securities rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by Back Bay Advisors.

Back Bay Advisors follows a conservative total-return oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer specific data, and attempts to construct a portfolio with the following characteristics:

[X]  Average credit rating of A (as rated by S&P or Moody's)

[X]  Average maturity of between 15 and 25 years

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 .    The Fund's portfolio manager works closely with municipal bond analysts to develop an outlook on the economy from research provided by various Wall Street firms as well as specific forecasting services.

 .    Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the obligations available in Massachusetts. This value analysis uses quantitative tools such as internal and external computer systems and software.

 .    The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to identify the range of the credit quality spectrum most likely to provide the Fund with the highest level of tax free income consistent with overall credit quality.

 .    Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. The portfolio manager primarily invests in general obligation bonds and revenue bonds issued by the Massachusetts government and its agencies.

The Fund may:

 .    Invest up to 15% of its assets in bonds below investment grade (i.e. credit rating of BB or lower by S&P or Fitch, or Ba or lower by Moody's, or considered to be of comparable grade by Back Bay Advisors if non-rated).

 .    Invest in zero-coupon bonds.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

State specific: Weakness in the local or national economy and other economic or regulatory events impacting Massachusetts generally could adversely affect the credit ratings and creditworthiness of Massachusetts municipal securities in which the Fund invests.

Non-diversified status: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

---------------------------------------------------------------------------------------------------
                                          Total Return
  1990       1991      1992      1993     1994      1995      1996      1997      1998     1999
  5.20%     11.47%    9.04%     -7.37%   - 1.64%   30.76%    17.05%    17.23%    29.08%   24.74%
---------------------------------------------------------------------------------------------------

 .   Highest Quarterly Return: First Quarter 1995, up 24.26%
 .   Lowest Quarterly Return: First Quarter 1994, down 11.67%

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Municipal Single State Long Average ("Morningstar Muni Single State Long Average") and the Lipper Massachusetts Municipal Debt Average ("Lipper MA Muni Debt Average"), each an average of the annual total returns of all mutual funds with an investment objective similar to that of the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Muni Single State Long Average and Lipper MA Muni Debt Average returns have been adjusted for these expenses but do not reflect a sales charge.

--------------------------------------------------------------------------------------------
Average Annual Total Returns                      Past 1   Past 5     Past 10   Since Class
(for the periods ended December 31, 1999)          Year    Years      Years     Inception
--------------------------------------------------------------------------------------------
Nvest Massachusetts Tax Free Income Fund:
      Class A (inception 3/23/84)
      Class B (inception 9/13/93)
--------------------------------------------------------------------------------------------
Lehman Municipal Bond Index
Morningstar Muni Single State Long Average
Lipper MA Muni Debt Average
--------------------------------------------------------------------------------------------

     Each Index is calcualted from 12/28/90 Class A shares and 9/30/93 for
                               Class B shares.

  For actual past expenses of Class A and B shares, see the section entitled
                            "Fund Fees & Expenses."

Goals, Strategies & Risks
-------------------------

Nvest Municipal Income Fund

                             --------------------------------------------------
                                                Fund Focus
                             --------------------------------------------------
                                            Stability     Income      Growth
                             --------------------------------------------------
                             High                            X
                             --------------------------------------------------
                             Mod.               X
                             --------------------------------------------------
                             Low                                         X
                             --------------------------------------------------

                             --------------------------------------------------
                                                 Duration
                             --------------------------------------------------
                                             Short        Int.         Long
                             --------------------------------------------------
                             High                                       X
                             --------------------------------------------------
                             Mod.
                             --------------------------------------------------
                             Low
                             --------------------------------------------------


Adviser:         CDC IXIS Advisors, L.P. ("CDC IXIS Advisors")
Subadviser:      Back Bay Advisors, L.P. ("Back Bay Advisors")
Manager:         James S. Welch and John Maloney
Category:        Large-Cap Equity

     Ticker Symbol:                Class A                 Class B
                                    NEFTX                   NETBX

Investment Goal

The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regular federal income tax but may be subject to the federal alternative minimum tax.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in municipal securities, including those of states, other political subdivisions of the United States and local governments. It will invest at least 85% of its assets in investment-grade bonds (rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's")), and the other 15% may be invested in non- investment grade bonds (those rated below BBB by S&P and below Baa by Moody's). The Fund's portfolio manager will generally shift assets among investment-grade bonds depending on economic conditions and outlook in order to increase appreciation potential.

Back Bay Advisors follows a total return oriented investment approach in selecting securities for the Fund. It takes into account economic conditions and market conditions as well as issuer-specific data, such as:

[X]  the relationship between cash flows and dividend obligations

[X]  the experience and perceived strength of management

[X]  price responsiveness of the security to interest rate changes

[X]  earnings prospects

[X]  debt as a percentage of assets

[X]  borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Back Bay Advisors employs the following strategies:

 .    Its research analysts work closely with the Fund's portfolio manager to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

 .    Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the municipal marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

 .    The Fund's portfolio manager and analysts then perform a careful and continuous credit analysis to emphasize the range of the credit quality most likely to provide the Fund with the highest level of tax-free income.

 .    Back Bay Advisors seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It invests in general obligation bonds and revenue bonds nationwide and across a variety of municipal sectors. This use of multi-state and multi-sector diversification helps provide increased protection against local economic downturns or bond rating downgrades.

The Fund may:

 .    Invest in "private activity" bonds, which may subject a shareholder to an alternative minimum tax.

 .    Invest in zero-coupon bonds.

 .    Engage in active and frequent trading of securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower the Fund's return.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

Principal Investment Risks

Fixed-income securities: Subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.. Lower-quality fixed-income securities and zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Evaluating the Fund's Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods (since inception if shorter) compare with those of a broad measure of market performance and those of indices of funds with similar objectives. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's adjusted total returns for Class A shares for each of the last ten calendar years. The returns for the other classes of shares offered by this Prospectus differ from the Class A returns shown in the bar chart, depending upon the respective expenses of each class. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

-----------------------------------------------------------------------------
                                Total Return
  1991   1992   1993    1994    1995    1996    1997    1998    1999   2000
-----------------------------------------------------------------------------

 .   Highest Quarterly Return: _____ Quarter _____, up %
 .   Lowest Quarterly Return: _____Quarter ____, down %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter) compared to those of the Lehman Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. They are also compared to returns, as calculated by Morningstar, Inc. and Lipper, Inc., of the Morningstar Municipal National Long Average ("Morningstar Muni Nat'l. Long Average") and Lipper General Municipal Average, each an average of the total return of mutual funds with similar investment objectives as the Fund. You may not invest directly in an index. The Fund's total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. The Lehman Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Morningstar Muni Nat'l. Long Average and Lipper General Municipal returns have been adjusted for these expenses but do not reflect any sales charges.

------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                         Since Class
(for the periods ended December 31, 2000)   Past 1 Year  Past 5 Years  Past 10 Years  Inception
------------------------------------------------------------------------------------------------
Nvest Municipal Income Fund:
     Class A (inception 5/9/77)
     Class B (inception 9/13/93)
------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index
------------------------------------------------------------------------------------------------
Morningstar Muni Nat'l Long
Average
------------------------------------------------------------------------------------------------
Lipper General Municipal Average
------------------------------------------------------------------------------------------------

      Each Index is calculated from 12/28/90 for Class A shares and 9/30/93 for Class B shares.

  For actual past expenses of Classes A and B shares, see the section entitled
                            "Fund Fees & Expenses."

Fund Fees & Expenses
--------------------

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

 (fees paid directly from your investment)

-----------------------------------------------------------------------------
                                                       Class A      Class B
-----------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
        (as a percentage of offering price)(1)(2)       2.50%        None
-----------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage
        of original purchase price or redemption
        proceeds, as applicable)(2)                      (3)         5.00%
-----------------------------------------------------------------------------
Redemption fees                                         None*        None*
-----------------------------------------------------------------------------

(1) A reduced sales charge on Class A shares applies in some cases. See the section entitled "Ways to Reduce or Eliminate Sales Charges" within the section entitled "Fund Services".

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See section entiteld "How Sales Charges Are Calculated" within the section entitled "Fund Services".

* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------------------------------------------------------------------------
                                       Nvest Intermediate Term Tax   Nvest Massachusetts Tax Free
                                        Free Fund of California**           Income Fund***
---------------------------------------------------------------------------------------------------
                                          Class A        Class B        Class A         Class B
---------------------------------------------------------------------------------------------------
Management fees
---------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1)                   *                              *
fees
---------------------------------------------------------------------------------------------------
Other expenses
---------------------------------------------------------------------------------------------------
Total annual fund operating expenses
---------------------------------------------------------------------------------------------------
Fee Waiver and/or expense
reimbursement
---------------------------------------------------------------------------------------------------
Net Expenses
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------
                                     Nvest Municipal Income Fund
----------------------------------------------------------------
                                         Class A    Class B
----------------------------------------------------------------
Management fees
----------------------------------------------------------------
Distribution and/or service (12b-1)
fees
----------------------------------------------------------------
Other expenses
----------------------------------------------------------------
Total annual fund operating expenses
----------------------------------------------------------------
Fee Waiver and/or expense
reimbursement
----------------------------------------------------------------
Net Expenses
----------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** CDC IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses to 0.85% and 1.60% annually of the Fund's average daily net assets for Class A, and Class B shares, respectively. This undertaking is in effect until ________________ and will be reevaluated on an annual basis.

*** Nvest Management has given a binding undertaking to limit the amount of this Fund's total fund operating expenses to 1.20% and 1.85% annually of the Fund's average daily net assets for Class A, and Class B shares, respectively. This undertaking is in effect until _________________ and will be reevaluated on an annual basis.

Example

This example, which is based upon the expenses* shown above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

     .  You invest $10,000 in a Fund for the time periods indicated;

     .  Your investment has a 5% return each year; and

     .  A Fund's operating expenses remain the same.


Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 ------------------------------------------------------------------------------------------------
              Nvest Intermediate Term     Nvest Massachusetts Tax    Nvest Municipal Income Fund
            Tax Free Fund of California       Free Income Fund
 ------------------------------------------------------------------------------------------------
             Class A       Class B        Class A      Class B        Class A      Class B
 ------------------------------------------------------------------------------------------------
                        (1)      (2)                (1)       (2)               (1)       (2)
 ------------------------------------------------------------------------------------------------
 1 year       $  335    $  664   $  164    $  543   $  690    $  190   $  541   $  672    $  172
 ------------------------------------------------------------------------------------------------
 3 years      $  598    $  892   $  592    $  814   $  910    $  610   $  734   $  834    $  534
 ------------------------------------------------------------------------------------------------
 5 years      $  881    $1,246   $1,046    $1,106   $1,256    $1,056   $  944   $1,119    $ $919
 ------------------------------------------------------------------------------------------------
 10 years**   $1,685    $2,106   $2,106    $1,935   $2,123    $2,123   $1,545   $1,798    $1,798
 ------------------------------------------------------------------------------------------------

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

* The examples are based on the net expenses shown above for the 1 year period illustrated in the Example and on the Total Annual Fund Operating Expenses for the remaining years.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

More About Risk

The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Information Risk The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g. borrowing) that multiply small index or market movements into large changes in value. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, or Rule 144A Securities.

Management Risk The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures and Swap Contracts Risks Municipal Income Fund These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk, and can have a significant impact on a Fund's exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Political Risk The risk of losses directly attributable to government or political actions.

Valuation Risk The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Management Team
---------------

Meet the Fund's Investment Adviser and Subadviser

The Nvest Funds family includes 28 mutual funds with a total of ___________ billion in assets under management as of _______________. Nvest Funds are distributed through CDC IXIS Distributors, L.P. (the "Distributor"). This Prospectus covers Nvest Tax Free Income Funds (the "Funds" and each a "Fund"), which along with Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest AEW Real Estate Fund, constitute the "Nvest Funds." Nvest Cash Management Trust Money Market Series and Nvest Tax Exempt Money Market Trust constitute the "Money Market Funds."

CDC IXIS Advisors, L.P.

CDC IXIS Advisors (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Funds. CDC IXIS Advisors is a subsidiary of CDC IXIS Asset Management - North America, L.P. ("CDC IXIS Asset Management - North America") (formerly Nvest Companies, L.P.) which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of _______________, CDC IXIS Asset Management - North America's 18 principal subsidiary or affiliated asset management firms, collectively had __________-132 billion in assets under management.CDC IXIS Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Nvest Management does not determine what investments will be purchased by the Fund. The subadviser listed below make the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the year _______________, as a percentage of the Fund's average daily net assets, was
_______ (after waiver or reimbursement).

Subadviser

Back Bay, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for each Fund. Back Bay Advisors is a subsidiary of CDC IXIS Asset Management - North America. Back Bay Advisors, founded in 1986, provides discretionary investment management services for _______________- in assets as of December 31, 2000 for mutual funds and other institutional investors.

Subadvisory Agreements

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC"), which permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

Portfolio Trades

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management - North America, CDC IXIS Advisors, Back Bay Advisors. In placing trades Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Fund's Portfolio Managers

James S. Welch

James Welch served as manager of the Intermediate Term Tax Free Fund of California from April 1993 until August 2000 and as co-manager thereafter. He served as manager of the Massachusetts Tax Free Fund from May 1995 until August 2000 and as co-manager thereafter. Mr. Welch also served the Municipal Income Fund as manager from January 1998 until May 2000 and as c0-manager thereafter. Mr. Welch, Senior Vice President of Back Bay Advisors, has been with the company since 1993. Mr. Welch is a graduate of The Pennsylvania State University and has 11 years of investment experience.

John Maloney

John Maloney has served as co-portfolio manager of Intermediate Term Tax Free Fund of California and Massachusetts Tax Free Income Fund since August 2000. He has also served as co-manager to Municipal Income Fund since May 2000. Mr. Maloney, Vice President at Back Bay Advisors, has been with the company since 1989. Mr. Maloney has a B.A. in Economics from the University of Massachusetts and has 18 years of investment experience.

Fund Services
-------------

Investing in the Fund

Choosing a Share Class

Each Fund offers Class A and B shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

 .   You pay a sales charge when you buy Fund shares. There are several ways to reduce this charge. See the section entitled "Ways to Reduce or Eliminate Sales Charges."

 .   You pay lower annual expenses than Class B shares, giving you the potential for higher returns per share.

 .   You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemption if you redeem these shares within 1 year of purchase.

Class B Shares

 .   You do not pay a sales charge when you buy Fund shares. All of your money goes to work for you right away.

 .   You pay higher annual expenses than Class A shares.

 .   You will pay a charge on redemptions if you sell your shares within 6 years of purchase, as described in the section "How Sales Charges Are Calculated."

 .   Your Class B shares will automatically convert into Class A shares after 8 years, which reduces your annual expenses.

 .   Investors purchasing $1 million or more of Class B shares may want to consider the lower operating expense of Class A shares. You may pay a charge on redemption if you redeem these shares within 1 year of purchase.

For expenses associated with Class A and B shares, see the section entitled "Fund Fees & Expenses" in this Prospectus.

Certificates

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

Fund Services
-------------

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares ("offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase.

---------------------------------------------------------------------------
                                      Class A Sales Charges
    Your Investment    As a % of offering price As a % of your investment
---------------------------------------------------------------------------
Less than     $100,000                 2.50%                     2.56%
---------------------------------------------------------------------------
$ 100,000  -  $249,999                 2.00%                     2.04%
---------------------------------------------------------------------------
$ 250,000  -  $499,999                 1.50%                     1.52%
---------------------------------------------------------------------------
$ 500,000  -  $999,999                 1.25%                     1.27%
---------------------------------------------------------------------------
$1,000,000 or more                     0.00%                     0.00%
---------------------------------------------------------------------------

Class B Shares

The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within 6 years of buying them. The amount of the CDSC, if any, declines each year that you own your shares. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Nvest Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

----------------------------------------------
   Class B Contingent Deferred Sales Charges
----------------------------------------------
Year Since Purchase  CDSC on Shares Being Sold
----------------------------------------------
          1/st/                 5.00%
----------------------------------------------
          2/nd/                 4.00%
----------------------------------------------
          3/rd/                 3.00%
----------------------------------------------
          4/th/                 3.00%
----------------------------------------------
          5/th/                 2.00%
----------------------------------------------
          6/th/                 1.00%
----------------------------------------------
       Thereafter               0.00%
----------------------------------------------

How the CDSC Is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:

 .    is calculated based on the number of shares you are selling;

 .    is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

 .    is deducted from the proceeds of the redemption, not from the amount remaining in your account; and

 .    for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years.

A CDSC will not be charged on:

 .    increases in net asset value above the purchase price; or

 .    shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Funds

If you exchange shares of a Fund into shares of a Money Market Fund, the holding period for purposes of determining the CDSC and conversion to Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Fund Services
-------------

Ways to Reduce or Eliminate Sales Charges

Class A Shares

Reducing Sales Charges

There are several ways you can lower your sales charge for Class A shares utilizing the chart on the previous page, including:

 .    Letter of Intent -- allows you to purchase Class A shares of any Nvest Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more over 13 months. Purchases of Class B shares may be used toward meeting the letter of intent.

 .    Combining Accounts -- allows you to combine shares of multiple Nvest Funds and classes for purposes of calculating your sales charge. You may combine your purchases with those of qualified accounts of a spouse, parents, children, siblings, grandparents, grandchildren, in-laws, individual fiduciary accounts, sole proprietorships, single trust estates and any other group of individuals acceptable to the Distributor.

These privileges do not apply to the Money Market Funds unless shares are purchased through an exchange from another Nvest Fund.

Eliminating Sales Charges and CDSC

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

 .    Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

 .    Selling brokers, sales representatives or other intermediaries under arrangements with the Distributor;

 .    Fund Trustees and other individuals who are affiliated with any Nvest Fund or Money Market Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

 .    Participants in certain Retirement Plans with at least 100 eligible employees (one-year CDSC may apply);

 .    Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

 .    Investments of $100,000 or more in Nvest Funds or Money Market Funds by clients of an adviser or subadviser to any Nvest Fund or Money Market Fund.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Funds (without paying a front-end sales charge) to repurchase Class A shares of any Nvest Fund. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Nvest Funds or your financial representative at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser for how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption.

Class A or B Shares

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for any share class will generally be eliminated in the following cases:

 .    to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC);

 .    to make payments through a systematic withdrawal plan; or

 .    due to shareholder death or disability.

If you think you may be eligible for a sales charge elimination or reduction, contact your financial representative or Nvest Funds.Check the Statement of Additional Information (the "SAI") for details.

Fund Services
-------------

It's Easy to Open an Account

To Open an Account with Nvest Funds:

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

                                                               Minimum to Open
                                           Minimum to Open    an Account Using      Minimum for
            Type of Account                  an Account      Investment Builder  Existing Accounts
Any account other than those listed below      $2,500               $100                $100

Accounts registered under the Uniform
Gifts to Minors Act ("UGMA") or the
Uniform Transfers to Minors Act                $2,500               $100                $100
("UTMA")

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Nvest Funds Personal Access Line(R)

800-225-5478, press 1

Nvest Funds Web Site

www.nvestfunds.com

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

 .    purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

 .    review your account balance, recent transactions, Fund prices and recent performance;

 .    order duplicate account statements; and

 .    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services
-------------

Buying Shares

                          Opening an Account               Adding to an Account

Through Your Investment Dealer

                    .   Call your investment         .   Call your investment
                        dealer for information.          dealer for information.

By Mail

                    .   Make out a check in          .   Make out a check in
                        U.S. dollars for the             U.S. dollars for the
                        investment amount, payable       investment amount,
                        to "Nvest Funds."  Third         payable to "Nvest
                        party checks and "starter"       Funds."  Third party
                        checks will not be               checks and "starter"
                        accepted.                        checks will not be
                                                         accepted.
                    .   Mail the check with          .   Fill out the detachable
[envelope icon]         your completed application       investment slip from an
                        to Nvest Funds, P.O. Box         account statement. If
                        8551, Boston, MA 02266-8551      no slip is available,
                                                         include with the check
                                                         a letter specifying the
                                                         Fund name, your class
                                                         of shares, your account
                                                         number and the
                                                         registered account
                                                         name(s). To make
                                                         investing even easier,
                                                         you can order more
                                                         investment slips by
                                                         calling 800-225-5478.

By Exchange

                    .   The exchange must be         .   The exchange must be
                        for a minimum of $1,000 or       for a minimum of $1,000
                        for all of your shares.          or for all of your
                                                         shares.

                    .   Obtain a current             .   Call your investment
[exchange icon]         prospectus for the Fund          dealer or Nvest Funds
                        into which you are               at 800-225-5478 or
                        exchanging by calling your       visit
                        investment dealer or             www.nvestfunds.com to
                        Nvest Funds at                   request an exchange.
                        800-225-5478.

                    .   Call your investment         .   See the section
                        dealer or  Nvest Funds to        entitled "Exchanging
                        request an exchange.             Shares" for more
                    .   See the section entitled         details.
                        "Exchanging Shares" for
                        more details.

By Wire

                    .   Call  Nvest Funds at         .   Visit
                        800-225-5478 to obtain an        www.nvestfunds.com to
                        account number and wire          add shares to your
                        transfer instructions.           account by wire.
                        Your bank may charge you
                        for such a transfer.

                                                     .   Instruct your bank to
[wire icon]                                              transfer funds to State
                                                         Street Bank & Trust
                                                         Company, ABA#
                                                         011000028, and DDA #
                                                         99011538.

                                                     .   Specify the Fund name,
                                                         your class
                                                         of shares, your account
                                                         number and the
                                                         registered account
                                                         name(s). Your bank may
                                                         charge you for such a
                                                         transfer.

Automatic Investing Through Investment Builder

                    .   Indicate on your             .   Please call Nvest Funds
                        application that you would       at 800-225-5478 for a
                        like to begin an automatic       Service Options Form. A
                        investment plan through          signature guarantee may
                        Investment Builder and the       be required to add this
                        amount of the monthly            privilege.
                        investment ($100 minimum).
                    .   Send a check marked          .   See the section
[builder icon]          "Void" or a deposit slip         entitled "Additional
                        from your bank account           Investor Services".
                        along with your
                        application.

Through Automated Clearing House ("ACH")

                    .   Ask your bank or             .   Call  Nvest Funds at
                        credit union whether it is       800-225-5478 or visit
                        a member of the ACH system.      www.nvestfunds.com to
                                                         add shares to your
                                                         account through ACH.

                    .   Complete the                 .   If you have not signed
[ACH icon]              "Telephone Withdrawal and        up for the ACH system,
                        Exchange" and "Bank              please call Nvest
                        Information" sections on         Funds for a Service
                        your account application.        Options Form.  A
                                                         signature guarantee may
                                                         be required to add this
                                                         privilege.

                    .   Mail your completed
                        application to Nvest
                        Funds, P.O. Box 8551,
                        Boston, MA 02266-8551.

Fund Services
-------------

Selling Shares

                      To Sell Some or All of Your Shares

Certain restrictions may apply. See the section entitled "Restrictions on Buying, Selling and Exchanging Shares."


Through Your Investment Dealer

                       .     Call your investment dealer for information.

By Mail

                       . Write a letter to request a redemption specifying the name of your Fund, your class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."

[envelope icon]        .     The request must be signed by all of the owners of
                             the shares and must include the capacity in which they are signing, if appropriate.

                       . Mail your request by regular mail to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by
                             registered, express or certified mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

                       . Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

By Exchange

                       .     Obtain a current prospectus for the Fund into which
                             you are exchanging by calling your investment
                             dealer or Nvest Funds at 800-225-5478.
[exchange icon]        .     Call Nvest Funds or visit www.nvestfunds.com to
                             request an exchange.
                       .     See the section entitled "Exchanging Shares" for
                             more details.

By Wire

                       . Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

[wire icon]            .     Call Nvest Funds at 800-225-5478, visit
                             www.nvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

                       . Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

Through Automated Clearing House

                       . Ask your bank or credit union whether it is a member of the ACH system.

                       . Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.

[ACH icon]             .     If you have not signed up for the ACH system on
                             your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

                       . Call Nvest Funds or visit www.nvestfunds.com to request a redemption through this system.

                       . Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

By Systematic Withdrawal Plan

                       . Please refer to the section entitled "Additional Investor Services" or call Nvest

                             Funds at 800-225-5478 or your financial
                             representative for information.

                       .     Because withdrawal payments may have tax
[systematic icon]            consequences, you should consult your tax adviser
                             before establishing such a plan.

By Telephone

                       . You may receive your proceeds by mail, by wire or through ACH (see above).

                       .     Call Nvest Funds at 800-225-5478 to choose the
[telephone icon]             method you wish to use to redeem your shares.

By Check (for Class A only)

                       . Select the check writing option on your account application and complete the attached signature card.

                       .     To add this privilege to an existing account, call
                             Nvest Funds at 800-225-5478 for a Service Options
[check icon]                 Form.

                       .     Each check must be written for $500 or more.

                       . You may not close your account by withdrawal check. Please call your financial representative or Nvest Funds to close an account.

Fund Services
-------------

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

 .    your address of record has been changed within the past 30 days;

 .    you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

 .    a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

 .    a financial representative or securities dealer;

 .    a federal savings bank, cooperative, or other type of bank;

 .    a savings and loan or other thrift institution;

 .    a credit union; or

 .    a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.

Seller (Account Type)                      Requirements for Written Requests

Individual, joint, sole proprietorship,    .   The request must include the signatures
UGMA/UTMA (minor accounts)                     of all persons authorized to sign,
                                               including title, if applicable.
                                           .   Signature guarantee, if applicable (see
                                               above).

Corporate or association accounts          .   The request must include the signatures of all
                                               persons authorized to sign, including title.

Owners or trustees of trust accounts       .   The request must include the signatures
                                               of all trustees authorized to sign,
                                               including title.

                                           .   If the names of the trustees are not registered
                                               on the account, please provide a copy of the trust
                                               document certified within the past 60 days.

                                           .   Signature guarantee, if applicable (see
                                               above).

Joint tenancy whose co-tenants are
deceased                                   .   The request must include the signatures
                                               of all surviving tenants of the account.

                                           .   Copy of the death certificate.

                                           .   Signature guarantee if proceeds check
                                               is issued to other than the surviving
                                               tenants.

Power of Attorney (POA)                    .   The request must include the
                                               signatures of the attorney-in-fact,
                                               indicating such title.
                                           .   A signature guarantee.

                                           .   Certified copy of the POA document
                                               stating it is still in full force and
                                               effect, specifying the exact Fund
                                               and account number, and certified within
                                               30 days of receipt of instructions.*

Executors of estates, administrators,      .   The request must include the signatures
guardians, conservators                        of all those authorized to sign, including
                                               capacity.
                                           .   A signature guarantee.
                                           .   Certified copy of court document where
                                               signer derives authority, e.g.: Letters of
                                               Administration, Conservatorship and Letters
                                               Testamentary.*

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

Fund Services
-------------

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Nvest Fund without paying a sales charge or a CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Nvest Fund or Money Market Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is generally treated as a sale on which gain or loss may be recognized. Please refer to the SAI for more detailed information on exchanging Fund shares.

Restrictions on Buying, Selling and Exchanging Shares

Purchase and Exchange Restrictions

Although the Fund does not anticipate doing so, it reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Each Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund:

Restriction                                       Situation

 .   The Fund may suspend the right of             .   When the New York Stock Exchange (the
    redemption or postpone payment for more           "Exchange") is closed (other than a
    than 7 days:                                      weekend/holiday)
                                                  .   During an emergency
                                                  .   Any other period permitted by the SEC

 .   The Fund reserves the right to suspend        .   With a notice of a dispute between
    account services or refuse transaction            registered owners
    requests:                                     .   With suspicion/evidence of a fraudulent
                                                      act

 .   The Fund may pay the redemption price         .   When it is detrimental for the Fund to
    in whole or in part by a distribution in          make cash payments as determined in the
    kind of readily marketable securities in          sole discretion of the Adviser or subadviser
    lieu of cash or may take up to 7 days to
    pay a redemption request in order to raise
    capital:

 .   The Fund may withhold redemption              .  When redemptions are made within 10
    proceeds until the check or funds have            calendar days of purchase by check or ACH
    cleared:                                          of the shares being redeemed

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

Small Account Redemption

When the Fund account falls below a set minimum (currently $1,000 as set by the Board of Trustees), the Fund may close your account and send you the proceeds. You will have 60 days after being notified of the Fund's intention to close your account to increase its amount to the set minimum. This does not apply to certain qualified retirement plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

Fund Services

How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value = Total market value of securities + Cash and other assets -
                  Liabilities Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:

 .   A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

 .   The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

 .   Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

 .   A Fund heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:

Equity securities -- most recent sales or quoted bid price or as provided by a pricing service if a sales or quoted bid price is unavailable.

Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (remaining maturity of less than 60 days) -- amortized cost (which approximates market value).

Securities traded on foreign exchanges -- most recent sale/bid price on the non-U.S. exchange, unless an occurrence after the close of the exchange will materially affect its value. In that case, it is given fair value as determined by or under the direction of the Board of Trustees at the close of regular trading on the Exchange.

Options -- last sale price, or if not available, last offering price.

Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Board of Trustees.

All other securities -- fair market value as determined by the adviser or subadviser of the Fund under the direction of the Board of Trustees.

The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes actually reflects fair value. In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

Fund Services
-------------

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (tax exempt and taxable income other than long-term capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. The Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

 .    Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

 .    Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Nvest Fund.

 .    Receive all distributions in cash.

For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a "regulated investment company." The Fund also intends to meet all the requirements of the Code necessary to ensure that it is qualified to pay "exempt interest dividends," which means that the Fund can pass to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on California Tax-Exempt Securities are also exempt from California personal income taxes. Such dividends derived from Massachusetts Tax Exempt Securities are also exempt from Massachusetts personal income taxes. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal or state taxes.

Distributions derived from short-term capital gains or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions are taxable whether you received them in cash or reinvested them in additional shares.

The California Fund and Massachusetts Fund may at times purchase California and Massachusetts tax-exempt securities, respectively, at a discount from the price at which they were originally issued. For federal income tax purposes, California personal income tax purposes and Massachusetts personal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to you as such when it is distributed to you.

Any gain resulting from the sale of your Fund shares will generally be subject to tax.

An exchange of Fund shares for shares of another Nvest Fund or Money Market Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax.

If you receive social security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving exempt interest dividends. Also, an investment in the Fund may result in a liability for federal alternative minimum tax as well as state and local taxes, both for individual and corporate shareholders. You should consult your tax advisor for more information on your own situation, including possible foreign, state or local taxes.


Special tax considerations for Municipal Income Fund

Dividends paid to you as a shareholder of the Municipal Income Fund that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year. The Fund also may invest a portion of its assets in securities that generate income that is not generally exempt from federal and state taxes.

Fund Services
-------------

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees of a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940). The sales charges are detailed in the section entitled "How Sales Charges Are Calculated." Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets. In addition to this service fee, Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares) Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. . Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.

The Distributor may, at its expense, pay concessions in addition to the payments described above to dealers which satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Nvest Funds over prior periods, and certain other factors. See the SAI for more details.

Fund Services
-------------

Additional Investor Services

Investment Builder Program

This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Nvest Funds have an automatic exchange plan under which shares of a class of another Nvest Fund are automatically exchanged each month for shares of the same class of another Fund or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange
Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Nvest Funds Web Site

Visit us at www.nvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

Fund Performance
----------------

The financial highlights table is intended to help you understand each Fund's financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________, independent accountants, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available without charge upon request.

Nvest Intermediate Term Tax Free Fund of California

 -----------------------------------------------------------------------------------------------------------------------
                                                         Class A                                 Class B
 -----------------------------------------------------------------------------------------------------------------------
                                                 Year Ending December 31,                Year Ending December 31,
                                           1996    1997    1998    1999   2000     1996    1997    1998    1999    2000
 Net Asset Value, Beginning of the Year
 -----------------------------------------------------------------------------------------------------------------------
 Income (Loss) From Investment
  Operations
 Net Investment Income (Loss)
 Net Realized And Unrealized Gain
  (Loss) On Investments
 Total From Investment Operations
 -----------------------------------------------------------------------------------------------------------------------

 Less Distributions
 Distribution From Net Investment
  Income
 Total Distributions

 -----------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End Of Year

 Total Return (%)(a)
 -----------------------------------------------------------------------------------------------------------------------

 Ratios/Supplemental Data
 Ratio of Operating Expenses to
  Average Net Assets (%)(b)
 Ratio of Net Investment Income (Loss)
  to Average Net Assets (%)
 Portfolio Turnover Rate (%)
 Net Assets, End of Year (000)
 -----------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B shares is not reflected in total return calculations.

(b) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%): ADD IN #'s

Nvest Massachusetts Tax Free Income Fund

-----------------------------------------------------------------------------------------------------------------------
                                                        Class A                                 Class B
-----------------------------------------------------------------------------------------------------------------------
                                                Year Ending December 31,                Year Ending December 31,
                                          1996    1997    1998    1999   2000     1996    1997    1998    1999    2000
 Net Asset Value, Beginning of the Year
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized And Unrealized Gain (Loss)
 On Investments
Total From Investment Operations
----------------------------------------------------------------------------------------------------------------------------

Less Distributions
Distribution from Net Investment Income
Distribution From Net Realized Gains
Distribution in Excess of Net Realized
 Gains
Total Distributions

----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year

Total Return (%)(b)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average
 Net Assets (%)(a)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
----------------------------------------------------------------------------------------------------------------------------

(a) The ratio of operating expenses to average net assets without giving effect to the expense limitation in effect would have been (%):

(b) A sales charge for Class A shares or a CDSC for Class B shares is not reflected in total return calculations.
(c)  Amount rounds to less than $0.01.

     Nvest Municipal Income Fund   TO BE UPDATED

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Class A                                  Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Year Ending December 31,                 Year Ending December 31,
                                                     1996    1997    1998     1999     2000    1996    1997    1998     1999    2000
Net Asset Value, Beginning of the Year
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Investment Operations
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on
   Investments
Total From Investment Operations
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions
Distributions From Net Investment Income
Total Distributions

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End Of Year
Total Return (%)(a)
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets (%)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (%)
Portfolio Turnover Rate (%)
Net Assets, End of Year (000)
------------------------------------------------------------------------------------------------------------------------------------

(a) A sales charge for Class A shares or a CDSC for Class B shares is not reflected in total return calculations.

Glossary of Terms

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Bottom-up analysis -- The search for outstanding performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P, Moody's, or Fitch. Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's are generally considered investment grade.

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Earnings growth -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

Fundamental analysis -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

Income distributions -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Large capitalization companies generally have over $5 billion in market capitalization; medium cap companies between $1.5 billion and $5 billion; and small cap companies less than $1.5 billion. These capitalization figures may vary depending upon the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities. Some firms use the inverse ratio for this calculation (i.e. earnings-to-price ratio).

Qualitative analysis -- An analysis of the qualities possessed by a company, including its management, products and competitive positions, to help determine if the company can execute its strategies.

Return on equity -- The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing common stock equity (net worth) at the beginning of the accounting period into net income for the period after preferred stock dividends but before common stock dividends. This tells common shareholders how effectively their money is being employed.

Rule 144A securities -- Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund's trustees, that a particular issue of Rule 144A securities is liquid.

Target price -- Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year's time, for instance.

Technical analysis -- The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Top-down approach -- The method in which an investor first looks at trends in the general economy, and next selects attractive industries and then companies that should benefit from those trends.

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of the Fund.

Value investing -- A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield - The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

              If you would like more information about the Funds, the following documents are available free upon request:

        Annual and Semiannual Reports-- Provide additional information about each Fund's investments. Each report includes a
              discussion of the market conditions and investment
         strategies that significantly affected the Fund's performance during its last fiscal year.
     To reduce costs, we mail one copy per household. For more copies call
               CDC IXIS Distributors, L.P. at the number below.

                 Statement of Additional Information (SAI) --
            Provides more detailed information about each Fund, has been filed with the SEC and is incorporated into this Prospectus by reference.

                  To order a free copy of a Fund's annual or
             semiannual report or its SAI, contact your financial
                       representative, or the Funds at:

      CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, MA 02116
                            Telephone: 800-225-5478
                         Internet: www.nvestfunds.com

                 Your financial representative or Nvest Funds
           will also be happy to answer your questions or to provide
               any additional information that you may require.

            You can review and copy a Fund's reports and SAI at the Public Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

         Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request

          at the following e-mail address: publicinfo@sec.gov, or by
                                           ------------------
           writing or calling the Public Reference Room of the SEC,
                          Washington, D.C. 20549-0102
                           Telephone: 1-202-942-8090

             CDC IXIS Distributors, L.P., and other firms selling
                   shares of Nvest Funds are members of the
          National Association of Securities Dealers, Inc. (NASD). As
                a service to investors, the NASD has asked that
            we inform you of the availability of a brochure on its
                Public Disclosure Program. The program provides
            access to information about securities firms and their
        representatives. Investors may obtain a copy by contacting the
              NASD at 800-289-9999 or by visiting their Web site
                               at www.NASDR.com.

                                  Nvest Funds

                             Tax Free Income Funds

              Nvest Intermediate Term Tax Free Fund of California

                   Nvest Massachusetts Tax Free Income Fund

                          Nvest Municipal Income Fund


                   (Investment Company Act File No. 811-242)

[LOGO OF NVEST FUNDS]

Nvest Government Securities Fund
Nvest Limited Term U.S. Government Fund
Nvest Short Term Corporate Income Fund
Nvest Strategic Income Fund
Nvest Bond Income Fund
Nvest High Income Fund

Statement of Additional Information -- PART I

May 1, 2001


     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated May 1, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses from CDC IXIS Distributors, L.P. ( the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399
Boylston Street, Boston, Massachusetts 02116, by calling Nvest Funds at   800-
225-5478 or by placing an order online at www.nvestfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other Nvest Funds.


     Nvest Government Securities Fund, Nvest Strategic Income Fund and Nvest Bond Income Fund are each a diversified fund of Nvest Funds Trust I, a registered open-end management investment company that offers a total of twelve funds, and Nvest Limited Term U.S. Government Fund, Nvest Short Term Corporate Income Fund and Nvest High Income Fund are each a diversified fund of Nvest Funds Trust II, a registered open-end management investment company that offers a total of six funds. Nvest Funds Trust I, Nvest Funds Trust II and Nvest Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust." The Funds' financial statements and accompanying notes that appear in the Fund's annual and semi-annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                       T a b l e   o f   C o n t e n t s
                                     Part I                                            Page
                                                                                       ----
Investment Restrictions                                                                  ii
Fund Charges and Expenses                                                                ix
Ownership of Fund Shares                                                                 xv
Investment Performance of the Funds                                                    xvii
                                   Part II
Miscellaneous Investment Practices                                                        2
Management of the Trusts                                                                 25
Portfolio Transactions and Brokerage                                                     43
Description of the Trusts and Ownership of Shares                                        53
How to Buy Shares                                                                        56
Net Asset Value and Public Offering Price                                                57
Reduced Sales Charges - Class A Shares Only                                              58
Shareholder Services                                                                     60
Redemptions                                                                              66
Standard Performance Measures                                                            69
Income Dividends, Capital Gain Distributions and Tax Status                              74
Financial Statements                                                                     77
Appendix A - Description of Bond Ratings                                                 78
Appendix B - Media That May Contain Fund Information                                     80
Appendix C - Advertising and Promotional Literature                                      81
Appendix D - Portfolio Composition of the High Income, Strategic
 Income, Bond Income and Municipal Income Funds                                          85

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Nvest Government Securities Fund
Nvest Government Securities Fund (the "Government Securities Fund") will not:


*(1) Invest in any securities other than U.S. government securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;

*(2) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options;

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin);

*(4) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities subject to outstanding options);

*(5) Make loans to other persons (except as provided in restriction (6) below); provided that for purposes of this restriction the investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Lend its portfolio securities in excess of 15% of its total assets, taken at market value;

*(7)  Issue senior securities, borrow money or pledge its assets; provided,
                                                                  --------
      however, that the Fund may borrow from a bank as a temporary measure for
      -------
      extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the
                                                 --------  -------
      Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security);

*(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;


*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. government securities and with respect to interest rate futures contracts;

*(10) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company; or

+(11) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees).

       Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5), (6) and (7) above, the Fund has no current intention of engaging in such investment techniques.

Nvest Limited Term U.S. Government Fund
Nvest Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund") will not:

*(1) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin);

*(2) Make short sales of securities unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time;

*(3) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the current value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts, and collateral arrangements with respect to initial and variation margin, are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or options are deemed to be the issuance of a senior security);

*(4) Invest more than 25% of its total assets (taken at current value) in securities of businesses in the same industry (for this purpose, telephone, electric, water and gas utilities are considered separate industries);

*(5) Make loans, except by the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth in Part II of this Statement under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" provided that for purposes of this restriction, investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8)  Make investments for the purpose of exercising control or management;

*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust II's trustees).

       Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.

Nvest Short Term Corporate Income Fund
Nvest Short Term Corporate Income Fund (the "Short Term Corporate Income Fund") will not:


*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the current intention of the Fund, which may change without shareholder approval, to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities covering outstanding options);

*(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5)  Issue senior securities, borrow money or pledge its assets; provided,
                                                                  --------
      however, that the Fund may borrow from a bank as a temporary measure for
      -------
      extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the
                                                 --------  -------
      Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate future contracts, and options on interest rate futures contracts, collateral arrangements with respect to interest rate caps, floors or swap arrangements, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither (i) such arrangements, (ii) the purchase or sale of futures or related options, (iii) interest rate caps and floors nor (iv) interest rate swap agreements, where assets are segregated to cover the Fund's obligations thereunder, are deemed to be the issuance of a senior security);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of the Trust or officers and directors of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices- Loans of Portfolio Securities" in Part II of this Statement. (This restriction 8 does not limit the Fund's ability to engage in repurchase agreement transactions);

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts, and may purchase interest rate caps and floors and enter into interest rate swap agreements. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed-income securities and currencies and with respect to futures contracts on fixed-income securities or currencies;

*(14) Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. (The staff of the Securities and Exchange Commission (the "SEC") is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view); or

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.

       Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions
(5), (8) and (15) above, the Fund has no current intention of engaging in such investment activities.

Nvest Strategic Income Fund
Nvest Strategic Income Fund (the "Strategic Income Fund") will not:


*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);


(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(11) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees);

*(12) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

Nvest Bond Income Fund
Nvest Bond Income Fund (the "Bond Income Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any company if officers and trustees of Nvest Funds Trust I or of any investment adviser or subadviser of the Bond Income Fund who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" in Part II of this Statement;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Bond Income Fund may buy and sell marketable securities of companies, including real estate investment trusts, which may represent indirect interests in real estate; may buy and sell futures contracts on securities or on securities indexes and may write, purchase or sell put or call options on such futures contracts or indexes; and may enter into currency forward contracts);

*(10) Act as underwriter;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them, or to facilitate such transactions is not considered participating in a trading account in securities);

*(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering involving, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts; or

*(14) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(15) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(16) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees.)

Nvest High Income Fund
Nvest High Income Fund (the "High Income Fund") will not:

*(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company;

*(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases;

*(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

*(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

*(5) Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

*(7)  Make short sales of securities or maintain a short position;

*(8) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein;

*(9) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

*(10) Underwrite the securities of other issuers;

*(11) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities;


*(12) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries);

*(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets;

*(14) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(15) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust II's trustees.)

--------------------------------------------------------------------------------

                           FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

ADVISORY FEES

     Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Advisors, L.P. ("CDC IXIS Advisors", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays CDC IXIS Advisors a gross advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to its subadviser pursuant to any subadvisory agreement:

                                                                 Advisory fee paid by Fund to CDC IXIS Advisors
                        Fund                                          (includes any subadvisory fees paid)
                                                            (as a percentage of average daily net assets of the Fund)
----------------------------------------------------     -------------------------------------------------------------
Short Term Corporate Income                                           0.55%      of the first $200 million
                                                                      0.51%      of the next $300 million
                                                                      0.47%      of amounts in excess of $500 million

Bond Income Fund                                                      0.50%      of the first $100 million
                                                                     0.375%      of amounts in excess of $100 million

Government Securities Fund and                                        0.65%      of the first $200 million
Limited Term U.S. Government Fund                                    0.625%      of the next $300 million
                                                                      0.60%      of amounts in excess of $500 million

High Income Fund                                                      0.70%      of the first $200 million
                                                                      0.65%      of amounts in excess of $200 million

Strategic Income Fund                                                 0.65%      of the first $200 million
                                                                      0.60%      of amounts in excess of $200 million

     Each advisory agreement provides that CDC IXIS Advisors may delegate its responsibilities thereunder to another party. Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for managing the investment and reinvestment of the Strategic Income Fund's and the High Income Fund's assets to Loomis Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for managing the investment and reinvestment of the other Funds' assets to Back Bay Advisors, L.P. ("Back Bay Advisors"), as subadviser. For the services described in the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                          Subadvisory fee payable to subadviser
                Fund                        Subadviser          (as a percentage of average daily net assets of the Fund)
------------------------------------    -----------------    ---------------------------------------------------------------
Short Term Corporate Income Fund             Back Bay                0.275%      of the first $200 million
                                             Advisors                0.255%      of the next $300 million
                                                                     0.235%      of amounts in excess of $500 million

Bond Income Fund                             Back Bay                0.250%      of the first $100 million
                                             Advisors               0.1875%      of amounts in excess of $100 million

Government Securities Fund and               Back Bay                0.325%      of the first $200 million
 Limited Term U.S. Government Fund           Advisors               0.3125%      of the next $300 million
                                                                     0.300%      of amounts in excess of $500 million

High Income Fund and                       Loomis Sayles             0.350%      of the first $200 million
Strategic Income Fund                                                0.300%      of amounts in excess of $200 million

     CDC IXIS Advisors has given a binding undertaking, which is in effect until May 1, 2002, to Short Term Corporate Income Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 0.90%, 1.65%, 1.65% and 0.65%
of the average daily net assets of the Fund's Class A, Class B, Class C and Class Y shares, respectively. The undertaking will be binding on CDC IXIS Advisors for the life of the Fund's current Prospectus, subject to the obligation of the Fund to pay such deferred fees and expenses in later periods to the extent that the Fund's expenses fall below the annual rate of 0.90% of average daily net assets for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 0.65% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred. The recapture period for expenses incurred prior to December 31, 1998 is two years. Prior to May 1, 2000, these limits were 0.70%, 1.45% and 1.45% for the Fund's Class A, Class B, Class C and Class Y shares, respectively.

     As of May 1, 1998, each subadvisory agreement between CDC IXIS Advisors and Loomis Sayles or Back Bay Advisors was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisors. Also as of May 1, 1998, the advisory agreement for each Fund was amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisors are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, or the services to be provided to the Funds by CDC IXIS Advisors and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.


     For the last three fiscal years, the advisory fees payable by the Funds (before any voluntary reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) and the advisory fee actually paid by the Funds were as follows:


       Government Securities Fund
       --------------------------
                                    1998               1999               2000
                                    ----               ----               ----
       Total Advisory Fee         $728,262           $694,061

       CDC IXIS Advisors
            Fee Earned            $364,131           $347,031
            Amount Waived            ___                ___
            Total Paid            $364,131           $347,031

       Back Bay Advisors
            Fee Earned            $364,131           $347,030
            Amount Waived            ___                ___
            Total Paid            $364,131           $347,030

       Limited Term U.S. Government Fund
       ---------------------------------

                                    1998               1999               2000
                                    ----               ----               ----
       Total Advisory Fee        $1,591,988         $1,351,488

       CDC IXIS Advisors
            Fee Earned           $  795,994         $  675,744
            Amount Waived            ___                ___
            Total Paid           $  795,994         $  675,744

       Back Bay Advisors
            Fee Earned           $  795,994         $  675,744
            Amount Waived            ___                ___
            Total Paid           $  795,994         $  675,744


        Short Term Corporate Income Fund
        --------------------------------

                                    1998               1999               2000
                                    ----               ----               ----
        Total Advisory Fee      $1,013,997           $472,893

CDC IXIS Advisors
         Fee Earned              $  506,999      $ 236,447
         Amount Waived           $  312,575      $ 221,638
         Total Paid              $  194,424      $  14,809

Back Bay Advisors
         Fee Earned              $  506,998      $ 236,446
         Amount Waived           $  312,575      $ 221,639
         Total Paid              $  194,423      $  14,807

Strategic Income Fund
---------------------

                                    1998               1999        2000
                                    ----               ----        ----

Total Advisory Fee               $2,142,686         $1,907,366

CDC IXIS Advisors
         Fee Earned              $1,021,343         $  903,681
         Amount Waived               ---                ---
         Total Paid              $1,021,343         $  903,681
Loomis Sayles
         Fee Earned              $1,121,343         $1,003,685
         Amount Waived               ---                ---
         Total Paid              $1,121,343         $1,003,685

Bond Income Fund
----------------
                                    1998               1999        2000
                                    ----               ----        ----

Total Advisory Fee               $1,115,200         $1,354,356

CDC IXIS Advisors
         Fee Earned              $  557,600         $  677,178
                                     ---                 ---
         Amount Waived
         Total Paid              $  557,600         $  677,178

Back Bay Advisors
         Fee Earned              $  557,600         $  677,178
         Amount Waived               ---                 ---
         Total Paid              $  557,600         $  677,178

High Income Fund*
----------------

                                    1998               1999        2000
                                    ----               ----        ----
Total Advisory Fee               $  899,082         $1,085,124

CDC IXIS Advisors
         Fee Earned              $  449,541         $  542,562
         Amount Waived               ---                ---
         Total Paid              $  449,541         $  542,562

Back Bay Advisors
         Fee Earned              $  449,541         $  542,562
         Amount Waived               ---                ---
         Total Paid              $  449,541         $  542,562

*From July 1, 1996 to December 31, 1998, CDC IXIS Advisors gave a binding undertaking to High Income Fund to reduce its management fee and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's total operating expenses to an annual rate of 1.40% of the average daily net assets attributable to its Class A shares, 2.15% of such assets attributable to its Class B shares and 2.15% of such assets attributable to its Class C shares.

BROKERAGE COMMISSIONS

     In 1998, 1999 and 2000, Government Securities Fund paid total brokerage commissions of $1,655, $0 and $________, respectively.

     In 1998, 1999 and 2000, Limited Term U.S. Government Fund paid total brokerage commissions of $609,640, $0 and $_________, respectively.

     In 1998, 1999 and 2000, Strategic Income Fund paid total brokerage commissions of $69,654, $15,466 and $______, respectively.

     In 1998, 1999 and 2000, Short Term Corporate Income Fund paid $0, $0 and _________, respectively, in brokerage transactions.

     In 1998, 1999 and 2000, Bond Income Fund paid $0, $0, and _____________, respectively, in brokerage transactions.

     In 1998, 1999 and 2000, High Income Fund paid $0, $0, and __________, respectively, in brokerage transactions.

     For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and, in the case of the Limited Term U.S. Government, Short Term Corporate Income, Bond Income, High Income and Strategic Income Funds, Class C shares of each Fund pay Distributor a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1998, 1999 and 2000:

                 Fund                       1998            1999        2000
-----------------------------------         ----            ----        ----
Government Securities Fund               $  251,899     $  234,846                 (Class A)
                                         $   70,781     $   99,838                 (Class B)

Limited Term U.S. Government Fund        $  727,464     $  605,537                 (Class A)
                                         $  167,187     $  164,763                 (Class B)
                                         $  157,691     $  112,910                 (Class C)

Short Term Corporate Income Fund*        $  444,423     $  204,810                 (Class A)
                                         $   31,994     $   36,457                 (Class B)
                                         $      100     $    4,278                 (Class C)

Bond Income Fund                         $  508,997     $  560,299                 (Class A)
                                         $  471,018     $  804,437                 (Class B)
                                         $   69,702     $  124,521                 (Class C)

High Income Fund**                       $  179,477     $  191,143                 (Class A)
                                         $  533,715     $  689,945                 (Class B)
                                         $   32,113     $   95,684                 (Class C)

Strategic Income Fund                    $  354,155     $  318,145                 (Class A)
                                         $1,458,910     $1,313,549                 (Class B)
                                         $  528,954     $  426,145                 (Class C)

* The Short Term Corporate Income Fund first offered Class C shares on December 7, 1998.
**   The High Income Fund first offered Class C shares on March 2, 1998.

     During the fiscal year ended December 31, 2000, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers exclude advanced commissions sold to a third party):

     Government Securities Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     Limited Term U.S. Government Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class C shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     Short Term Corporate Income Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class C shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     Strategic Income Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL
     (Class C shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     Bond Income Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class C shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     High Income Fund

     (Class A shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class B shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

     (Class C shares)
     Compensation to Investment Dealers
     Compensation to Distributor's Sales Personnel and Other Related Costs
                                                     TOTAL

       Of the amounts listed above as compensation to investment dealers, the following amounts shown in the table below were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees they received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.



New England Securities
----------------------


                                           Class A       Class B       Class C
                                           -------       -------       -------
     Government Securities Fund
     Short Term Corporate Income Fund
     Bond Income Fund
     High Income Fund
     Limited Term U.S. Government Fund

     Strategic Income Fund

MetLife Securities
------------------

                                          Class A         Class B       Class C
                                          -------         -------       -------

     Government Securities Fund
     Short Term Corporate Income Fund
     Bond Income Fund
     High Income Fund
     Limited Term U.S. Government Fund
     Strategic Income Fund

Nathan & Lewis
--------------

                                          Class A         Class B       Class C
                                          -------         -------       -------
     Government Securities Fund
     Short Term Corporate Income Fund
     Bond Income Fund
     High Income Fund
     Limited Term U.S. Government Fund
     Strategic Income Fund


________________________________________________________________________________

                            OWNERSHIP OF FUND SHARES
________________________________________________________________________________

     As of ______________, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the indicated classes set forth below. TO BE UPDATED


                                                               Ownership
                                                               ---------
          Fund               Shareholder and Address           Percentage
          ----               -----------------------           ----------

________________________________________________________________________________

                      INVESTMENT PERFORMANCE OF THE FUNDS

________________________________________________________________________________


                     PERFORMANCE RESULTS - PERCENT CHANGE
                        For the Periods Ended 12/31/00*


Government Securities Fund

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
Class A shares: As a % of             1 Year  5 Years   10 Years         5 Years    10 Years
----------------------------------    ------  -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                         Since                       Since
Class B shares: As a % of             1 Year  5 Years   9/23/93**        5 Years    9/23/93**
----------------------------------    -----   -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                         Since                       Since
Class Y shares: As a % of             1 Year  5 Years   3/31/94**        5 Years    3/31/94**
----------------------------------    ------  -------   ----------       -------   ----------
Net Asset Value

Limited Term U.S. Government Fund

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------

Class A shares: As a % of             1 Year  5 Years   10 Years         5 Years    10 Years
----------------------------------    ------  -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                         Since                       Since
Class B shares: As a % of             1 Year  5 Years   9/27/93**        5 Years    9/27/93**
----------------------------------    ------  -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                             Aggregate                      Annualized
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                         Since                      Since
Class C shares: As a % of             1 Year  5 Years   12/30/94**       5 Years   12/30/94**
----------------------------------    ------  -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                          Since                      Since
Class Y shares: As a % of             1 Year  5 Years    3/31/94**       5 Years    3/31/94**
------------------------------------  -----   -------  -----------       ---------  ---------
Net Asset Value

Short Term Corporate Income Fund****

                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                          Since                      Since
Class A shares: As a % of             1 Year  5 Years   10/18/91**       5 Years   10/18/91**
------------------------------------  ------  -------   ----------       -------   ----------
Net Asset Value
Maximum Sales Charge


                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                          Since                      Since
Class B shares: As a % of             1 Year  5 Years    9/13/93**       5 Years    9/13/93**
                                      ------  -------   ----------       -------   ----------
------------------------------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***


                                             Aggregate                    Average Annual
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                          Since                Since
Class C shares: As a % of             1 Year            12/1/98**             12/1/98**
                                      ------            ----------            ---------
------------------------------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***


Strategic Income Fund

                                             Aggregate                      Annualized
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                           Since                      Since
Class A shares: As a % of             1 Year  5 Years     5/1/95**       5 Years     5/1/95**
------------------------------------  ------  -------    ---------       -------    ----------
Net Asset Value
Maximum Sales Charge


                                             Aggregate                      Annualized
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                           Since                      Since
Class B shares: As a % of             1 Year  5 Years     5/1/95**       5 Years     5/1/95**
------------------------------------  ------  ---------   --------       -------    ---------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***


                                             Aggregate                      Annualized
                                            Total Return                   Total Return
                                     -----------------------------    -----------------------
                                                           Since                      Since
Class C shares: As a % of             1 Year  5 Years     5/1/95**       5 Years     5/1/95**
                                      ------  -------     --------       -------     --------
------------------------------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***



                                             Aggregate                      Average Annual
                                            Total Return                     Total Return
                                     -----------------------------    -----------------------

                                                    Since              Since
Class Y shares: As a % of             1 Year       12/1/99**          12/1/99**
-----------------------------------   ------       ----------         ---------
Net Asset Value


Bond Income Fund

                                                        Aggregate                                   Average Annual
                                                       Total Return                                  Total Return
                                           -----------------------------------------      ----------------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
--------------------------------------------   ------       -------      --------               -------         --------
Net Asset Value
Maximum Sales Charge


                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                           -----------------------------------------      ----------------------------------
                                                                           Since                                 Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93**              5 Years         9/13/93**
--------------------------------------------   ------       -------      ---------              -------         ---------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***



                                                           Aggregate                                 Annualized
                                                          Total Return                               Total Return
                                           -----------------------------------------      ----------------------------------
                                                                           Since                                 Since
Class C shares:  As a % of                     1 Year       5 Years     12/30/94**              5 Years        12/30/94**
--------------------------------------------   ------       -------     ----------              -------        ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***


                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                           -----------------------------------------      ----------------------------------
                                                                           Since                                 Since
Class Y shares:  As a % of                     1 Year       5 Years     12/30/94**              5 Years        12/30/94**
--------------------------------------------   ------       -------     ----------              -------        ----------
Net Asset Value


High Income Fund

                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                           -----------------------------------------      ----------------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
--------------------------------------------   ------       -------      --------               -------         ------------
Net Asset Value
Maximum Sales Charge


                                                           Aggregate                                Average Annual
                                                          Total Return                               Total Return
                                           -----------------------------------------      ----------------------------------
                                                                           Since                                 Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93**              5 Years         9/13/93**
--------------------------------------------   ------       -------      ---------              -------         ---------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                                            Aggregate                             Average Annual
                                                          Total Return                              Total Return
                                           -----------------------------------------      ----------------------------------
                                                                      Since                           Since
Class C shares:  As a % of                         1 Year           3/2/98**                         3/2/98**
--------------------------------------------       ------          ---------                        ---------

Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

* Federal regulations require this example to be calculated using a $1,000 investment. However, the normal minimum initial investment in shares of the Funds is $2,500.

** Commencement of Fund operations or offering of the indicated class of shares.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

**** The Fund (formerly New England Adjustable Rate U.S. Government Fund) changed its name, investment policies and comparative indices on December 7, 1998.


                          YIELD FOR THE 30-DAY PERIOD
                                ENDED 12/31/00*


                        Fund              Class A  Class B   Class C   Class Y
    ------------------------------------- -------  -------   -------   -------
    Government Securities Fund...........
    Limited Term U.S. Government Fund....
    Short Term Corporate Income Fund.....
    Strategic Income Fund................
    Bond Income Fund.....................
    High Income Fund.....................

* Yields for the Class A shares of the Funds are based on the public offering price of a Class A share of the Funds and yields for the Class B, Class C and Class Y shares are based on the net asset value of a share of the Funds.

     Distribution Rate.  The Government Securities, Limited Term U.S.
     -----------------
Government, Short Term Corporate Income, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period.


     Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve months of distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.


                               DISTRIBUTION RATES
                          FOR PERIODS ENDING 12/31/00


                       As a % of                        1 month
             ----------------------------------------   -------
             Government Securities Fund
              (Class A shares)
              Net Asset Value........................
              Maximum Offering Price.................

              (Class B shares)
              Net Asset Value........................

              (Class Y shares)
              Net Asset Value........................

              Limited Term U.S. Government Fund
               (Class A shares)
               Net Asset Value...............................
               Maximum Offering Price........................

               (Class B shares)
               Net Asset Value...............................

               (Class C shares)
               Net Asset Value...............................

               (Class Y shares)
               Net Asset Value...............................

              Short Term Corporate Income Fund

               (Class A shares)
               Net Asset Value
               Maximum Offering Price

               (Class B shares)
               Net Asset Value...............................

               (Class C shares)
               Net Asset Value...............................

              Strategic Income Fund

               (Class A shares)
               Net Asset Value...............................
               Maximum Offering Price........................

               (Class B shares)
               Net Asset Value...............................

               (Class C shares)
               Net Asset Value...............................

               (Class Y shares)
               Net Asset Value...............................

              Bond Income Fund
               (Class A shares)
               Net Asset Value...............................
               Maximum Offering Price........................

               (Class B shares)
               Net Asset Value...............................

               (Class C shares)
               Net Asset Value...............................

               (Class Y shares)
               Net Asset Value...............................

              High Income Fund
               (Class A shares)
               Net Asset Value...............................
               Maximum Offering Price........................

               (Class B shares)
               Net Asset Value...............................

               (Class C shares)
               Net Asset Value...............................


     The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

Nvest
     Funds(SM)
   Where the Best Minds Meet(R)
________________________________________________________________________________

Nvest Capital Growth Fund                                 Nvest Balanced Fund
Nvest Growth And Income Fund                              Nvest Growth Fund
Nvest International Equity Fund                           Nvest Bullseye Fund
Nvest Large Cap Value Fund
(Formerly Nvest Equity Income Fund)

Statement of Additional Information -- PART I

May 1, 2001

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 for Class A, Class B and Class C shares or the Prospectus of the Funds dated May 1, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses from CDC IXIS Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds as well as other Nvest Funds.

     Nvest Growth Fund, Nvest Capital Growth Fund, Nvest Balanced Fund and Nvest International Equity Fund are each a diversified fund of Nvest Funds Trust I, a registered open-end management investment company that offers a total of twelve funds; Nvest Growth and Income Fund is a diversified fund of Nvest Funds Trust II, a registered open-end management investment company that offers a total of six funds; and Nvest Large Cap Value Fund (formerly Nvest Equity Income Fund) and Nvest Bullseye Fund are diversified and non-diversified, respectively, funds of Nvest Funds Trust III, a registered open-end management investment company that currently offers a total of two funds. Nvest Funds Trust I, Nvest Funds Trust II and Nvest Funds Trust III are collectively referred to in this Statement as the "Trusts" and are each referred to as a "Trust." The Funds' financial statements and accompanying notes that appear in the Funds' annual and semi-annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge by calling 800-225-5478.


                        T a b l e  o f  C o n t e n t s

                                    Part I

                                                                  Page
                                                                  ----
Investment Restrictions                                            ii
Fund Charges and Expenses                                          ix
Ownership of Fund Shares                                          xix
Investment Performance of the Funds                                xx

                                    Part II

Miscellaneous Investment Practices                                  2
Management of the Trusts                                           25
Portfolio Transactions and Brokerage                               43
Description of the Trusts and Ownership of Shares                  53
How to Buy Shares                                                  56
Net Asset Value and Public Offering Price                          57
Reduced Sales Charges - Class A Shares Only                        58
Shareholder Services                                               60
Redemptions                                                        66
Standard Performance Measures                                      69
Income Dividends, Capital Gain Distributions and Tax Status        74
Financial Statements                                               77
Appendix A - Description of Bond Ratings                           78
Appendix B - Media That May Contain Fund Information               80
Appendix C - Advertising and Promotional Literature                81
Appendix D - Portfolio Composition of the High Income,
 Strategic Income, Bond Income and Municipal Income Funds          85

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Nvest Growth Fund and Nvest Balanced Fund
Nvest Growth Fund (the "Growth Fund") and Nvest Balanced Fund (the "Balanced Fund") each will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of Nvest Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14) Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees.)

      The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (17) above.

Nvest Capital Growth Fund
Nvest Capital Growth Fund (the "Capital Growth Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts;

+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees); or

*(13) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

Nvest International Equity Fund
Nvest International Equity Fund (the "International Equity Fund") may not:

(1) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer (such percentage limitations apply to closed-end management investment companies as well);

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees); or

*(13) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

Nvest Growth and Income Fund
Nvest Growth and Income Fund (the "Growth and Income Fund") will not:

*(1) Purchase securities of an issuer if such purchase would cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2) Purchase or retain the securities of any issuer if the officers and trustees of Nvest Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3) Purchase the securities issued by any other investment company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4) Purchase securities issued by companies with a record (including that of their predecessors) of less than three years of continuous operation;

*(5) Purchase securities for the portfolio on margin, make short sales or make loans to persons affiliated with Nvest Funds Trust II;

*(6) Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts;

*(7) Make loans to other persons, provided, however, that this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction;

*(8) Borrow money, except that the Fund may make secured or unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940 Act;

*(9) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security; any borrowing permitted by restriction (8) above; any collateral arrangements with respect to options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust II's trustees).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

      It is a fundamental policy of the Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      The Fund has no present intention of borrowing money except on a temporary basis, as may be needed, to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

Nvest Large Cap Value Fund (formerly Nvest Equity Income Fund)
Nvest Large Cap Value Fund (the "Large Cap Value Fund") will not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more that 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further considerations, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(4) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and swap contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(5) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts, swap contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(9) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (b) enter in to currency forward contracts;

+(10) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust III's trustees);

*(11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (4) above; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and options on futures contracts or swap contracts and with respect to initial and variation margin, the purchase or sale of options, forward contracts, future contracts, swap contracts or options on futures contracts or swap contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Nvest Funds Trust III's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom);

(12) With respect to 75% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer; or

(13) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

Nvest Bullseye Fund
Nvest Bullseye Fund (the "Bullseye Fund") may not:

*(1) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. government, its agencies or instrumentalities);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3)  Borrow money in excess of 33 1/3% of its total assets;

*(4) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(5) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

+(7) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Fund Trust III's trustees);

*(8) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments)

      Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (7) above.

--------------------------------------------------------------------------------

                           FUND CHARGES AND EXPENSES

--------------------------------------------------------------------------------

ADVISORY FEES

      Pursuant to an advisory agreement dated October 30, 2000, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of Nvest Funds Trust I.

      For the services described in the advisory agreements, the Growth Fund has agreed to pay CGM an advisory fee at the annual rate set forth in the following table.

                                                                 Advisory fee payable by Fund to CGM*
                    Fund                              (as a percentage of average daily net assets of the Fund)
--------------------------------------------      ----------------------------------------------------------------
Growth Fund                                                 0.75%           of the first $200 million
                                                            0.70%           of the next $300 million
                                                            0.65%           of the next $1.5 billion
                                                            0.60%           of amounts in excess of $2 billion

      Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Advisors, L.P. ("CDC IXIS Advisors", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Balanced, International Equity, Growth and Income, Large Cap Value and Bullseye Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay CDC IXIS Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any sub-advisory fees paid by the Fund to the subadviser pursuant to any sub-advisory agreement:

                                              Advisory fee payable by Fund to CDC IXIS Advisors
                                                     (includes any subadviser fees paid)
                Fund                         (as a percentage of average daily net assets of the
                                                                    Fund)
-------------------------------------     -------------------------------------------------------
Balanced Fund and                              0.75%         of the first $200 million
Capital Growth Fund                            0.70%         of the next $300 million
                                               0.65%         of amounts in excess of $500 million

Growth and Income Fund and                     0.70%         of the first $200 million
Large Cap Value Fund                           0.65%         of the next $300 million
                                               0.60%         of amounts in excess of $500 million

International Equity Fund                      0.90%         of the first $200 million
                                               0.85%         of the next $300 million
                                               0.80%         of amounts in excess of $500 million

                                               0.95%         of the first $200 million
Bullseye Fund                                  0.90%         of the next $300 million
                                               0.85%         of amounts in excess of $500 million

     The advisory agreements for the Capital Growth, Balanced, International Equity, Growth and Income, Large Cap Value and Bullseye Funds each provide that CDC IXIS Advisors may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis, Sayles & Company, L.P. ("Loomis Sayles"), in the case of the International Equity and Balanced Funds, Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth and Income and Capital Growth Funds, Jurika & Voyles, L.P. ("Jurika & Voyles") in the case of the Bullseye Fund and Vaughan, Nelson, Scarborough & McCullough ("VNSM") in the case of the Large Cap Value Fund. For the services described in the subadvisory agreements, each such Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                              Subadvisory fee payable to subadviser
               Fund                            Subadviser           (as a percentage of average daily net assets of the Fund)
-----------------------------------     ----------------------     ----------------------------------------------------------
Balanced Fund                             Loomis Sayles                     0.535%    of the first $200 million
                                                                            0.350%    of the next $300 million
                                                                            0.300%    of amounts in excess of $500 million

Capital Growth Fund*                      Westpeak                           0.40%    of the first $200 million
                                                                             0.35%    of the next $300 million
                                                                             0.30%    of amounts in excess of $500 million

Growth and Income Fund                    Westpeak                           0.50%    of the first $25 million
                                                                             0.40%    of the next $75 million
                                                                             0.35%    of the next $100 million
                                                                             0.30%    of amounts in excess of $200 million

International Equity Fund                 Loomis Sayles                      0.40%    of the first $200 million
                                                                             0.35%    of amounts in excess of $200 million

Large Cap Value                           VNSM                              0.400%    of the first $200 million
                                                                            0.325%    of the next $300 million
                                                                            0.275%    of amounts in excess of $500 million

Bullseye Fund                             Jurika & Voyles                    0.57%    of the first $200 million
                                                                             0.50%    of the next $300 million
                                                                             0.43%    of amounts in excess of $500 million

      From December 29, 1995 until April 30, 1998, CDC IXIS Advisors had voluntarily agreed to reduce its fees and, if necessary, to bear certain operating expenses in order to limit the International Equity Fund's expenses to an annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares and 1.15% for Class Y shares (prior to December 31, 1996, 1.00%) of the Fund's average daily net assets. From May 1, 1998 to May 1, 2000, CDC IXIS Advisors gave a binding undertaking to International Equity Fund to reduce its fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 2.00% of the average daily net assets of the Fund's Class A shares, 2.75% of the average daily net assets of the Fund's Class B shares, 2.75% of the average daily net assets of the Fund's Class C shares and 1.75% (prior to August 23, 1999, 1.40%) of the average daily net assets of the Fund's Class Y shares. Loomis Sayles voluntarily agreed to waive in its entirety its subadvisory fee for the International Equity Fund from February 14, 1997 through February 13, 1998.

      From August 30, 1996 to May 31, 1999, Loomis Sayles served as subadviser to the Large Cap Value Fund pursuant to a subadvisory agreement between CDC IXIS Advisors and Loomis Sayles providing for the same subadvisory fee as is currently payable by the Large Cap Value Fund to VNSM. For the period June 1, 1999 to July 27, 1999, VNSM served as subadviser to the Large Cap Value Fund under an interim subadvisory agreement dated June 1, 1999 providing for the same fee that was paid to Loomis Sayles. VNSM agreed to voluntarily waive its subadvisory fee under the interim agreement until June 30, 1999, and during this period, the Large Cap Value Fund continued to pay Loomis Sayles the subadvisory fee it would have earned if it had continued to manage the Fund's portfolio. From September 1, 1997 to June 30, 1999, Loomis Sayles voluntarily agreed to waive its entire subadvisory fee for such Fund. Since the Fund's inception and effective until May 1, 2002, CDC IXIS Advisors has given a binding undertaking to Large Cap Value Fund to reduce its advisory fee and, if necessary, to bear certain expenses associated with operating the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares ("Expense Caps"). Beginning July 1, 1999, VNSM and CDC IXIS Advisors split any fee waivers required in proportion to the subadvisory and advisory fees collected. CDC IXIS Advisors also bears any additional expense reimbursement above the fee waivers required for the Fund to meet the relevant Expense Cap. This undertaking will be binding on CDC IXIS Advisors for the life of the Fund's current Prospectus, (subject to the obligation of the Fund to pay such deferred fees or expense reimbursement in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% of average daily net assets for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred. The recapture period for expenses incurred prior to December 31, 1998 is two years.)

     CDC IXIS Advisors has given a binding undertaking effective until May 1, 2002 to the Bullseye Fund to reduce its advisory fee and, if necessary, to bear certain expenses associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. This undertaking will be binding on CDC IXIS Advisors for the life of the Fund's current Prospectus, (subject to the obligation of the Fund to pay CDC IXIS Advisors such deferred fees or expense reimbursement in later periods to the extent that the Fund's expenses fall below the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee or expense was deferred. The recapture period for expenses incurred prior to December 31, 1998 is two years.)

     As of May 1, 1998, each subadvisory agreement between CDC IXIS Advisors and Loomis Sayles or Westpeak was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisors. Also as of May 1, 1998, the advisory agreement for each Fund, except the Growth Fund and the Bullseye Fund, was amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisors are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadviser. (The Growth Fund is not managed by CDC IXIS Advisors and the advisory agreement for the Bullseye Fund already provided for such payment arrangements.). These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements or the services to be provided to the Funds by CDC IXIS Advisors and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

     For the last three fiscal years (or the period from March 31, 1998 to December 31, 1998 and the fiscal years ending December 31, 1999 and December 31, 2000 in the case of the Bullseye Fund), the advisory fees payable by the Funds (before any voluntary reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) and the advisory fees paid by the Funds were as follows:

Growth Fund
-----------------------------------------------------------------------------
                                   1998           1999            2000
                                   ----           ----            ----
Total Advisory Fee             $11,260,645     $12,879,997
Capital Growth Management

          Fee Earned          $11,260,645     $12,879,997
          Amount Waived                --              --
          Total Paid          $11,260,645     $12,879,997

Balanced Fund
-------------
                                   1998           1999            2000
                                   ----           ----            ----
Total Advisory Fee             $2,876,837      $2,517,100

CDC IXIS Advisors
          Fee Earned           $1,216,764      $1,047,478
          Amount Waived               ---             ---
          Total Paid           $1,216,764      $1,047,478

Loomis Sayles
          Fee Earned           $1,660,073      $1,469,622
          Amount Waived               ---             ---
          Total Paid           $1,660,073      $1,469,622

Capital Growth Fund
-------------------

                                   1998           1999            2000
                                   ----           ----            ----
Total Advisory Fee             $1,546,360      $1,826,043

CDC IXIS Advisors
          Fee Earned           $  637,723      $  862,232
          Amount Waived               ---             ---
          Total Paid           $  637,723      $  862,232

Loomis Sayles                  (1/01- 2/13)
          Fee Earned           $  262,382             ---
          Amount Waived               ---             ---
          Total Paid           $  262,382             ---

Westpeak                       (2/14 - 12/31)
          Fee Earned           $  646,255      $  963,811
          Amount Waived               ---             ---
          Total Paid           $  646,255      $  963,811

Growth and Income
-----------------
                                   1998           1999            2000
                                   ----           ----            ----
Total Advisory Fee             $2,586,482      $3,843,930

CDC IXIS Advisors
          Fee Earned           $1,263,874      $1,921,579
          Amount Waived               ---             ---
          Total Paid           $1,263,874      $1,921,579

Westpeak
          Fee Earned           $1,322,608      $1,922,351
          Amount Waived               ---             ---
          Total Paid           $1,322,608      $1,922,351

International Equity Fund
-------------------------

                                     1998             1999            2000
                                     ----             ----            ----
Total Advisory Fee                $  734,344       $  634,275

CDC IXIS Advisors
             Fee Earned           $  407,969       $  352,375
             Amount Waived        $  164,220       $  102,021
             Total Paid           $  243,749       $  250,354

Loomis Sayles
             Fee Earned           $  326,375       $  281,900
             Amount Waived        $  109,352       $   81,617
             Total Paid           $  217,023       $  200,283


Large Cap Value Fund
--------------------

                                     1998             1999            2000
                                     ----             ----            ----
Total Advisory Fee                $248,935         $ 196,897

CDC IXIS Advisors
       Fee Earned                 $106,686         $  84,835
       Amount Waived              $ 29,753*        $  62,069
       Total Paid                 $ 76,933         $  22,766

Loomis Sayles                                      (1/1 - 5/31)
       Fee Earned                 $142,249         $  51,737
       Amount Waived              $142,249         $  51,737
       Total Paid                 $      0         $       0

VNSM                                               (6/1 - 12/31)
       Fee Earned                    ___           $  60,775
       Amount Waived                 ___           $  60,775
       Total Paid                    ___           $       0

*Deferred.

Bullseye Fund
-------------

                                   1998                1999           2000
                                   ----                ----           ----
Total Advisory Fee               $115,268*           $183,892

CDC IXIS Advisors
      Fee Earned                 $ 46,107            $110,335
      Amount Waived              $ 46,107            $110,335
      Total Paid                 $    0**            $   0***

Jurika & Voyles
      Fee Earned                 $ 69,161            $ 73,557
      Amount Waived              $ 69,161            $ 73,557
      Total Paid                 $      0            $      0

*     Deferred.
**    CDC IXIS Advisors assumed additional expenses of $53,944.
***   CDC IXIS Advisors assumed additional expense of $12,990.


     For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.

BROKERAGE COMMISSIONS

     In 1998, 1999 and 2000 brokerage transactions for Growth Fund aggregating $839,415,762, $1,012,285,354 and $____________, respectively, were allocated to brokers providing research services, and $925,576, $1,195,756 and $______________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000 the Fund paid total brokerage commissions of $6,163,593, $8,113,289 and $___________, respectively.

     In 1998, 1999 and 2000, brokerage transactions for Balanced Fund aggregating $68,151,350, $61,715,360 and $___________, respectively, were allocated to brokers providing research services, and $107,472, $81,418 and $____________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and $____________ the Fund paid total brokerage commissions of $563,035, $441,089 and $_____________, respectively.

     In 1998, 1999 and 2000, brokerage transactions for Growth and Income Fund aggregating $365,997,958, $228,379,147 and $____________, respectively, were allocated to brokers providing research services and $154,557, $215,531 and $_____________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000, the Fund paid total brokerage commissions of $619,719, $952,681 and $____________, respectively.

     In 1998, 1999 and 2000, brokerage transactions for International Equity Fund aggregating $15,145, $7,568,359 and $_______________, respectively, were allocated to brokers providing research services and $0, $7,758 and $________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000, the Fund paid total brokerage commissions of $506,328, $751,900 and $________, respectively.

     In 1998, 1999 and 2000, brokerage transactions for Capital Growth Fund aggregating $179,733,449, $115,631,790 and $___________, respectively, were allocated to brokers providing research services and $63,846, $101,489, and $__________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000, the Fund paid total brokerage commissions of $366,221, $421,774 and $__________, respectively.

     In 1998, 1999 and 2000, brokerage transactions for Large Cap Value Fund aggregating $44,172, $13,398,277 and $___________, respectively, were allocated to brokers providing research services and $2,508,

$22,238 and $________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000, the Fund paid total brokerage commissions of $69,295, $40,928 and $________, respectively.

     For the period from March 31, 1998 to December 31, 1998 and the fiscal years ended December 31, 1999 and 2000, brokerage transactions for Bullseye Fund aggregating $4,560,101, $9,010,123 and $________, respectively, were allocated to brokers providing research services, and $4,375, $10,667 and $________, respectively, in commissions were paid on these transactions. During 1998, 1999 and 2000, the Bullseye Fund paid total brokerage commissions of $35,314, $63,487 and $_________, respectively.


     For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay (the "Distributor", fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1998, 1999 and 2000:


            Fund                             1998             1999                2000
            ----                             ----             ----                ----
Growth Fund*                              $4,095,985        $4,507,150               (Class A)
                                          $  398,656        $1,130,273               (Class B)
                                          $    3,017        $   67,804               (Class C)

Balanced Fund                             $  574,918        $  500,098               (Class A)
                                          $  810,837        $  784,237               (Class B)
                                          $   54,042        $   52,722               (Class C)

Growth and Income Fund                    $  645,966        $  876,555               (Class A)
                                          $1,126,326        $1,953,852               (Class B)
                                          $  115,169        $  244,663               (Class C)

International Equity Fund                 $  132,001        $  110,048               (Class A)
                                          $  255,391        $  185,331               (Class B)
                                          $   10,161        $    7,292               (Class C)

Capital Growth Fund                       $  390,354        $  449,506               (Class A)
                                          $  496,089        $  640,502               (Class B)
                                          $   10,563        $   24,404               (Class C)

Large Cap Value Fund                      $   46,136        $   35,201               (Class A)
                                          $  149,076        $  122,010               (Class B)
                                          $   20,584        $   17,052               (Class C)

Bullseye Fund**                           $   14,605        $   22,304               (Class A)
                                          $   45,443        $   81,204               (Class B)
                                          $   17,474        $   23,148               (Class C)


* Class C shares of the Growth Fund were first offered on September 1, 1998.

** The Bullseye Fund commenced operations on March 31, 1998, offering Class A, Class B and Class C shares.

     During the fiscal year ended December 31, 2000, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

Growth Fund


(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

Balanced Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

Growth and Income Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

International Equity Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

Capital Growth Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

Large Cap Value Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

Bullseye Fund

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                              TOTAL

                                     xviii

     Of the amounts listed above as compensation to investment dealers, the amounts shown on the table below were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis), which were broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.

New England Securities
----------------------
                             Class A             Class B             Class C
                             -------             -------             -------

Growth Fund
Balanced Fund
Growth and Income Fund
International Equity Fund
Capital Growth Fund
Large Cap Value Fund
Bullseye Fund


MetLife Securities
------------------

                             Class A             Class B             Class C
                             -------             -------             -------

Growth Fund
Balanced Fund
Growth and Income Fund
International Equity Fund
Capital Growth Fund
Large Cap Value Fund
Bullseye Fund


Nathan & Lewis
--------------

                             Class A             Class B             Class C
                             -------             -------             -------

Growth Fund
Balanced Fund
Growth and Income Fund
International Equity Fund
Capital Growth Fund
Large Cap Value Fund
Bullseye Fund

________________________________________________________________________________

                           OWNERSHIP OF FUND SHARES

________________________________________________________________________________

     As of ______________, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below. TO BE UPDATED

   Fund                 Shareholder and Address               Ownership
   ----                 -----------------------               ---------
                                                              Percentage
                                                              ----------

________________________________________________________________________________

                      INVESTMENT PERFORMANCE OF THE FUNDS

________________________________________________________________________________

                     Performance Results - Percent Change*

                        For the Periods Ended 12/31/00

Growth Fund**

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ------------------------------------            ----------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
--------------------------                     ------       -------      --------               -------         --------
Net Asset Value
Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ------------------------------------            ---------------------------
                                                                       Since                            Since
Class B shares:  As a % of                     1 Year                2/28/97***                       2/28/97***
--------------------------                     ------                ----------                       ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ------------------------------------            ---------------------------
                                                                      Since                            Since
Class C shares:  As a % of                     1 Year                9/1/98****                       9/1/98****
--------------------------                     ------                ----------                       ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ------------------------------------            ---------------------------

Class Y shares: As a % of                              Since 6/30/99***                            Since 6/30/99***
-------------------------                              ----------------                            ----------------
Net Asset Value

Balanced Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ------------------------------------            ---------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
--------------------------                     ------       -------      --------               -------         --------
Net Asset Value
Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          -----------------------------
                                                                           Since                               Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93***            5 Years         9/13/93***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value

Maximum Sales Charge and Redemption at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                               Since
Class C shares:  As a % of                     1 Year       5 Years      12/30/94***           5 Years         12/30/94***
--------------------------                     ------       -------      -----------           -------         -----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class Y shares:  As a % of                     1 Year       5 Years      3/8/94***             5 Years         3/8/94***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value

Growth and Income Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
--------------------------                     ------       -------      --------               -------         --------
Net Asset Value
Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93***            5 Years         9/13/93***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class C shares:  As a % of                     1 Year       5 Years      5/1/95***             5 Years         5/1/95***
--------------------------                     ------       -------      ---------             -------         ---------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                  Annualized
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                       Since                                   Since
Class Y shares:  As a % of                     1 Year                11/18/98***               5 Years       11/18/98***
--------------------------                     ------                -----------               -------       -----------
Net Asset Value

International Equity Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class A shares:  As a % of                     1 Year       5 Years      5/21/92***            5 Years         5/21/92***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value

Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93***            5 Years         9/13/93***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                               Since
Class C shares:  As a % of                     1 Year       5 Years      12/30/94***           5 Years         12/30/94***
--------------------------                     ------       -------      -----------           -------         -----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class Y shares:  As a % of                     1 Year       5 Years      9/9/93***             5 Years         9/9/93***
--------------------------                     ------       -------      ---------             -------         ---------
Net Asset Value

Capital Growth Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class A shares:  As a % of                     1 Year       5 Years      8/3/92***             5 Years         8/3/92***
--------------------------                     ------       -------      ---------             -------         ---------
Net Asset Value
Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              -------------------------------------           ---------------------------
                                                                           Since                               Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93***            5 Years         9/13/93***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              ---------------------------------------         ----------------------------
                                                                           Since                               Since
Class C shares:  As a % of                     1 Year       5 Years      12/30/94***           5 Years         12/30/94***
--------------------------                     ------       -------      -----------           -------         -----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                               Since
Class Y shares:  As a % of                     1 Year       5 Years      3/16/99***            5 Years         3/16/99***
--------------------------                     ------       -------      ----------            -------         ----------
Net Asset Value

                                     xxiii

Large Cap Value Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                               Since
Class A shares:  As a % of                     1 Year       5 Years      11/28/95***           5 Years         11/28/95***
--------------------------                     ------       -------      -----------           -------         -----------
Maximum Sales Charge
Maximum Offering Price

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                         Since
Class B shares:  As a % of                     1 Year                    9/15/97***                    9/15/97***
--------------------------                     ------                    ----------                    ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                         Since
Class C shares:  As a % of                     1 Year                    9/15/97***                    9/15/97***
--------------------------                     ------                    ----------                    ----------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period****


Bullseye Fund

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                         Since
Class A shares:  As a % of                     1 Year                    3/31/98***                    3/31/98***
--------------------------                     ------                    ----------                    ----------
Net Asset Value
Maximum Sales Charge

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                         Since
Class B shares:  As a % of                     1 Year                    3/31/98***                    3/31/98***
--------------------------                     ------                    ----------                    ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period****

                                                            Aggregate                                Average Annual
                                                          Total Return                                Total Return
                                              --------------------------------------          ----------------------------
                                                                           Since                         Since
Class C shares:  As a % of                     1 Year                    3/31/98***                    3/31/98***
--------------------------                     ------                    ----------                    ----------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period****

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** The numbers presented for Class A shares reflect the maximum front-end sales charge currently in effect. Prior to March 3, 1997, a higher maximum front-end sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

***   Commencement of Fund operations or offering of specified class of shares.

**** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.


     The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

NVEST STAR ADVISERS FUND
NVEST STAR WORLDWIDE FUND
NVEST STAR SMALL CAP FUND
NVEST STAR VALUE FUND

Statement of Additional Information -- PART I

May 1, 2001

  This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 for Class A, Class B and Class C shares or the Prospectus dated May 1, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses from CDC IXIS Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com.

  Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other Nvest Funds. The Funds are each a diversified fund of Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of twelve funds.

  The Funds' financial statements and accompanying notes that appear in the Funds' annual and semi-annual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

T A B L E  O F  C O N T E N T S
                                                                                                                Page
                                                                                                        -----------------------
                                                Part I
Investment Restrictions                                                                                          ii
Fund Charges and Expenses                                                                                       vii
Ownership of Fund Shares                                                                                         xv
Investment Performance of the Funds                                                                             xvi
                                                PART II
Miscellaneous Investment Practices                                                                                2
Management of the Trusts                                                                                         25
Portfolio Transactions and Brokerage                                                                             43
Description of the Trusts and Ownership of Shares                                                                52
How to Buy Shares                                                                                                56
Net Asset Value and Public Offering Price                                                                        57
Reduced Sales Charges - Class A Shares Only                                                                      58
Shareholder Services                                                                                             60
Redemptions                                                                                                      66
Standard Performance Measures                                                                                    69
Income Dividends, Capital Gain Distributions and Tax Status                                                      74
Financial Statements                                                                                             77
Appendix A - Description of Bond Ratings                                                                         78
Appendix B - Media That May Contain Fund Information                                                             80
Appendix C - Advertising and Promotional Literature                                                              81
Appendix D - Portfolio Composition of the High Income, Strategic Income, Bond Income and Municipal               85
 Income  Funds

________________________________________________________________________________

                            INVESTMENT RESTRICTIONS
________________________________________________________________________________

  The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended the "1940 Act"). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

NVEST STAR ADVISERS FUND
Nvest Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities; (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

NVEST STAR WORLDWIDE FUND
Nvest Star Worldwide Fund (the "Star Worldwide Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold.
     (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities; For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

NVEST STAR SMALL CAP FUND
Nvest Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

+(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

NVEST STAR VALUE FUND
Nvest Star Value Fund (the "Star Value Fund") may not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of Nvest Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14) Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets taken at current value in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (17) above.

________________________________________________________________________________

                           FUND CHARGES AND EXPENSES
________________________________________________________________________________

ADVISORY FEES

    Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Advisors, L.P. ("CDC IXIS Advisors", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays CDC IXIS Advisors a gross advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to its subadvisers pursuant to any subadvisory agreement.

                                                      Advisory Fee payable by Fund to CDC IXIS Advisors
               Fund                                          (includes any subadvisory fees paid)
                                                     (as a % of average daily net assets of the Segment)
-----------------------------------              ---------------------------------------------------------

Star Worldwide Fund                              1.05%  average daily net assets
Star Small Cap Fund
Star Advisers Fund                               1.05%  of the first $1 billion
                                                 1.00%  of amounts in excess of $1 billion
Star Value Fund                                  0.75%  of the first $200 million
                                                 0.70%  of the next $300 million
                                                 0.65%  of amounts in excess of $500 million

    Each subadvisory agreement provides that CDC IXIS Advisors may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the Star Advisers, Star Small Cap, Star Worldwide and Star Value Funds' portfolios are each divided into four segments.

    Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for the investment and reinvestment of assets of the segments of the Star Advisers Fund's portfolio to four different subadvisers: Kobrick Funds LLC ("Kobrick"), Janus Capital Corporation ("Janus Capital"), Loomis, Sayles & Company, L.P. ("Loomis Sayles") and Harris Associates L.P. ("Harris Associates"). For the services described in the subadvisory agreements, the Star Advisers Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

            Fund                         Subadviser                         Subadvisory fee payable to subadviser
                                                                              (as a % of daily net assets of the
                                                                                           Segment)
-------------------------------------------------------------            -----------------------------------------

Star Advisers                        Harris Associates                     0.65%  of the first $50 million
                                                                           0.60%  of the next $50 million
                                                                           0.55%  of amounts in excess of $100 million
                                       Loomis Sayles*                     0.550%  of the first $50 million
                                          Kobrick**                       0.500%  of the next $200 million
                                                                          0.475%  of amounts in excess of $250 million

     *Prior to March 1, 2001, Janus Capital served as subadviser to the segment of Star Advisers Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisors to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.

     **Prior to August 23, 1999, Founders Asset Management LLC ("Founders") served as subadviser to the segment of the Star Advisers Fund now managed by Kobrick, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisors to Founders at the same rates as those currently paid by the Fund to Kobrick.

    Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for the investment and reinvestment of the assets of the segments of the Star Worldwide Fund's portfolio to four different subadvisers. The subadvisers of the Star Worldwide Fund are Harris Associates, which manages two of the four segments, Loomis Sayles and Montgomery Asset Management, L.L.C. ("Montgomery"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Worldwide Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

               Fund                              Subadviser                          Subadvisory fee payable to subadviser
                                                                                       (as a % of daily net assets of the
                                                                                                    Segment)
-----------------------------------      -------------------------                -----------------------------------------

Star Worldwide Fund*                          Harris Associates                     0.65%  of the first $50 million
                                               Loomis Sayles**                      0.60%  of the next $50 million
                                                                                    0.55%  of amounts in excess of $100 million

                                                Montgomery***                       0.85%  of the first $25 million
                                                                                    0.65%  of the next $25 million
                                                                                    0.55%  of amounts in excess of $50 million

     *Prior to August 23, 1999, Founders served as a subadviser to a segment of the Star Worldwide Fund. Following Founders' departure, the assets of the segment it had managed were reallocated to the remaining subadvisers.

     **Prior to February 28, 2000, Janus Capital served as subadviser to the segment of the Star Worldwide Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Advisors to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.

     ***Prior to August 3, 1998, Montgomery's subadvisory fee was at the annual rate of 0.90% of the average daily net assets of its segment of the portfolio up to $25 million, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million.


    Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for the investment and reinvestment of the assets of the Star Small Cap Fund's portfolio to four different subadvisers. The subadvisers of the Star Small Cap Fund are Montgomery, RS Investment Management, L.P. ("RS Investment Management"), Loomis Sayles and Harris Associates, each of which manage one of the four segments.
For services described in the subadvisory agreements, the Star Small Cap Fund has agreed to pay its respective subadviser a subadvisory fee at the annual rate set forth in the following table:

               Fund                                 Subadviser                      Subadvisory fee payable to subadviser
                                                                                 (as a % of daily net assets of the Segment)
----------------------------------      --------------------------------      ------------------------------------------------

Star Small Cap Fund                             Loomis Sayles and                         0.55%  of the first $50 million
                                             RS Investment Management                     0.50%  of amounts in excess of $50
                                                                                                 million

                                                    Montgomery                            0.65%  of the first $50 million
                                                                                          0.50%  of amounts in excess of $50
                                                                                                 million

                                                Harris Associates                         0.70%  of the average daily net
                                                                                                 assets of the Segment


     Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for the investment and reinvestment of assets of the Star Value Fund's portfolio to four different subadvisers. The subadvisers of Star Value Fund are Loomis Sayles, Harris Associates, Vaughan, Nelson Scarborough & McCullough, L.P. ("VNSM") and Westpeak Investment Advisors, L.P. ("Westpeak"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Value Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:


             Fund                              Subadviser                     Subadvisory fee payable by  to subadviser
                                                                             (as a % of daily net assets of the Segment)
-----------------------------------------------------------------            ------------------------------------------------
Star Value Fund*                            Loomis Sayles**                    0.535%  of the first $200 million
                                                                               0.350%  of the next $300 million
                                                                               0.300%  of amounts in excess of $500 million

                                                  VNSM                         0.500%  of the first $25 million
                                                                               0.400%  of the next $175 million
                                                                               0.325%  of the next $300 million
                                                                               0.275%  of amounts in excess of $500 million

                                           Harris Associates                   0.500%  of the first $100 million
                                                                               0.450%  of amounts in excess of $100 million

                                                Westpeak                        0.50%  of the first $25 million
                                                                                0.40%  of the next $75 million
                                                                                0.35%  of the next $100 million
                                                                                0.30%  of amounts in excess of $200 million

   *Beginning on February 28, 2000 through April 18, 2000, the Fund paid subadvisory fees under this arrangement to each of the above-referenced subadvisers under separate interim subadvisory agreements. These agreements were superseded by the subadvisory agreements approved by Star Value Fund's shareholders at a special shareholder meeting on April 19, 2000.

   **Prior to February 28, 2000, the Star Value Fund had a single subadviser structure with Loomis Sayles acting as subadviser pursuant to a subadvisory agreement dated August 30, 1996 and amended May 1, 1998. The subadvisory fee payable by the Fund to Loomis Sayles was 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets and 0.300% of the Fund's average daily net assets in excess of $500 million.

    As of May 1, 1998, each subadvisory agreement between CDC IXIS Advisors and Loomis Sayles or Harris Associates was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisors. Also as of May 1, 1998, the advisory agreement for each such Fund was amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisors are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadvisers. These amendments to the

Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements or the services to be provided to the Funds by CDC IXIS Advisors and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

    For the last three fiscal years, the advisory fees payable by the Funds (before any voluntary reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) and the advisory fee actually paid by the Funds were as follows:


STAR ADVISERS FUND
                               1998                  1999                2000
                        ------------------      ---------------     -------------
Total Advisory Fee           $10,961,734          $12,591,170
CDC IXIS Advisors
      Fee Earned             $ 5,476,306          $ 6,314,704
      Amount Waived
      Total Paid             $ 5,476,306          $ 6,314,704
Harris Associates
      Fee Earned             $ 1,350,200          $ 1,213,904
      Amount Waived
      Total Paid             $ 1,350,200          $ 1,213,904
Founders*                                      (Jan. 1 - Oct. 19)
      Fee Earned             $ 1,463,599          $ 1,077,066
      Amount Waived
      Total Paid             $ 1,463,599          $ 1,077,066
Janus Capital
      Fee Earned             $ 1,358,439          $ 2,213,726
      Amount Waived
      Total Paid             $ 1,358,439          $ 2,213,726
Loomis Sayles
      Fee Earned             $ 1,313,190          $ 1,143,365
      Amount Waived
      Total Paid             $ 1,313,190          $ 1,143,365
Kobrick*                                       (Oct. 20 - Dec. 31)
      Fee Earned                                  $   628,465
      Amount Waived
      Total Paid                                  $   628,465

     *Prior to October 20, 1999, Founders served as subadviser to the segment of the Star Advisers Fund now subadvised by Kobrick.

STAR WORLDWIDE FUND
                              1998                 1999                 2000
                       ------------------     --------------        -------------
Total Advisory Fee         $2,758,173           $2,625,697
CDC IXIS Advisors
      Fee Earned           $1,007,196           $  968,638
      Amount Waived
      Total Paid           $1,007,196           $  968,638
Harris Associates
      Fee Earned           $  698,074           $  663,004
      Amount Waived
      Total Paid           $  698,074           $  663,004
Founders                                     (Jan. 1 - Oct. 19)
      Fee Earned           $  345,986           $  248,981
      Amount Waived
      Total Paid           $  345,986           $  248,981
Janus Capital
      Fee Earned           $  428,211           $  480,249
      Amount Waived
      Total Paid           $  428,211           $  480,249
Montgomery
      Fee Earned           $  278,706           $  264,825
      Amount Waived
      Total Paid           $  278,706           $  264,825

STAR SMALL CAP FUND
                             1998                1999                  2000
                      ------------------    ---------------       -------------
Total Advisory Fee       $1,304,538           $1,492,557
CDC IXIS Advisors
      Fee Earned         $  546,287           $  649,355
      Amount Waived
      Total Paid         $  546,287           $  649,355
Harris Associates
      Fee Earned         $  215,690           $  176,418
      Amount Waived
      Total Paid         $  215,690           $  176,418
Loomis Sayles
      Fee Earned         $  170,090           $  220,509
      Amount Waived
      Total Paid         $  170,090           $  220,509
Montgomery
      Fee Earned         $  186,559           $  170,613
      Amount Waived
      Total Paid         $  186,559           $  170,613
RS Investment Management
      Fee Earned         $  185,912           $  275,662
      Amount Waived
      Total Paid         $  185,912           $  275,662

STAR VALUE FUND
                           1998                 1999                 2000*
                     ------------------    -----------------  -------------------
Total Advisory Fee        $3,260,867           $2,627,025
CDC IXIS Advisors
      Fee Earned          $1,310,439           $  992,551
      Amount Waived
      Total Paid          $1,310,439           $  992,551
Loomis Sayles
      Fee Earned          $1,950,428           $1,634,514
      Amount Waived
      Total Paid          $1,950,428           $1,634,514
Harris Associates
      Fee Earned
      Amount Waived
      Total Paid
VNSM
      Fee Earned
      Amount Waived
      Total Paid
Westpeak
      Fee Earned
      Amount Waived
      Total Paid

     *The Star Value Fund assumed a multi-manager structure on February 28, 2000. The Fund commenced operations on June 5, 1970.

Brokerage Commissions

    For the fiscal years ended December 31, 1998, 1999 and 2000, brokerage transactions for the Star Advisers Fund aggregating $150,204,537, $597,331,571 and $_____________, respectively, were allocated to brokers providing research services, and $164,649, $653,867 and $__________, respectively, in commissions were paid on these transactions. For the fiscal year ended December 31, 1998, 1999 and 2000, the Fund paid total brokerage commissions of $2,180,020, $3,184,677 and $___________, respectively. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $39,570, $106,400 and $____________ in brokerage commissions to Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of Harris Associates. For the fiscal year ended December 31, 2000, the Fund paid ___% of its total brokerage commissions to HASLP and effected ___% of its total brokerage transactions through HASLP.

     For the fiscal years ending December 31, 1998, 1999 and 2000, brokerage transactions for the Star Worldwide Fund aggregating $73,990,355, $162,179,150 and $_______________, respectively, were allocated to brokers providing research services, and $84,070, $323,884 and $______________, respectively, in commissions were paid on these transactions. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid total brokerage commissions of $887,495, $837,557 and $________________, respectively. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $16,316, $35,398 and
$_____________ in brokerage commissions to HASLP. For the fiscal year ended December 31, 2000, the Fund paid ____% of its total brokerage commissions to HASLP and effected ___% of its total brokerage transactions through HASLP.

    For the fiscal years ended December 31, 1998, 1999 and 2000, brokerage transactions for the Star Small Cap Fund aggregating $21,619,565, $39,905,597 and $_____________ were allocated to brokers providing research services, and $48,385, $112,113 and $______________ in commissions were paid on these transactions. For the fiscal years ended December 31, 1998, 1999 and 2000 the Fund paid total brokerage commissions of $476,149, $514,974 and $___________. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $10,110, $18,631 and $_________ in brokerage commissions to HASLP. For the fiscal year ended December 31, 2000, the Fund paid ___% of its total brokerage commissions to HASLP and effected ___% of its total brokerage transactions through HASLP.

    In 1998, 1999 and 2000 brokerage transactions for Star Value Fund aggregating $77,873,944, $223,245,053 and $__________________, respectively, were allocated to brokers providing research services, and $119,738, $297,149 and $_______________, respectively, in commissions were paid on these transactions in such years. During 1998, 1999 and 2000 the Fund paid total brokerage commissions of $967,035, $810,251 and $____________, respectively.

    For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

Sales Charges and 12b-1 Fees

    As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay CDC IXIS Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1998, 1999 and 2000:

       FUND                                  1998              1999            2000
----------------------------------        ----------        ----------      ----------
Star Advisers Fund                        $1,072,116        $1,212,508                    (Class A)
                                          $4,826,734        $5,635,995                    (Class B)
                                          $  958,464        $1,075,550                    (Class C)

Star Worldwide Fund                       $  285,578        $  270,924                    (Class A)
                                          $1,235,217        $1,181,955                    (Class B)
                                          $  249,303        $  235,012                    (Class C)

Star Small Cap Fund                       $  132,793        $  147,871                    (Class A)
                                          $  569,200        $  668,816                    (Class B)
                                          $  142,047        $  161,139                    (Class C)

Star Value Fund                           $  840,948        $  674,343                    (Class A)
                                          $  840,370        $  740,246                    (Class B)
                                          $   70,069        $   49,847                    (Class C)


During the fiscal year ended December 31, 2000, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

STAR ADVISERS FUND

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

STAR WORLDWIDE FUND

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL
STAR SMALL CAP FUND

(Class A shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class B shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class C shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

STAR VALUE FUND

(Class A Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class B Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL

(Class C Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                                         TOTAL


          Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees they received from the Distributor (a) in commissions to their sales personnel and (b) to defray sales-related overhead costs.

New England Securities
----------------------

                                   Class A                    Class B                    Class C
Star Advisers
Star Worldwide
Star Small Cap
Star Value

MetLife Securities
------------------

                                   Class A                    Class B                    Class C
Star Advisers
Star Worldwide
Star Small Cap
Star Value

Nathan & Lewis
--------------

                                   Class A                    Class B                    Class C
Star Advisers
Star Worldwide
Star Small Cap
Star Value


_______________________________________________________________________________

                            OWNERSHIP OF FUND SHARES
________________________________________________________________________________

    As of _________________, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below. TO BE UPDATED

Fund                                           Shareholder and Address                     Ownership Percentage
-------------------------------  ---------------------------------------------------  ------------------------------



________________________________________________________________________________

                      INVESTMENT PERFORMANCE OF THE FUNDS
________________________________________________________________________________

                     Performance Results - Percent Change*
                         For The Periods Ended 12/31/00

STAR ADVISERS FUND

                                 Aggregate                                              Average Annual
                               Total Return                                              Total Return
----------------------------------------------------------------------------     -----------------------------
                                                                    Since                            Since
Class A shares:  As a % of              1 Year    5 Years          7/7/94**         5 Years          7/7/94**
------------------------------------   ----------  ----------       --------       -----------        --------
Net Asset Value
Maximum Sales Charge

                                 Aggregate                                              Average Annual
                               Total Return                                              Total Return
---------------------------------------------------------------------------     ----------------------------
                                                                    Since                            Since
Class B shares:  As a % of              1 Year    5 Years          7/7/94**         5 Years          7/7/94**
------------------------------------   ----------  ----------       --------       -----------        --------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                Aggregate                                               Average Annual
                               Total Return                                              Total Return
----------------------------------------------------------------------------     ----------------------------
                                                                     Since                            Since
Class C shares:  As a % of               1 Year    5 Years          7/7/94**         5 Years          7/7/94**
------------------------------------   ----------  ----------       --------       -----------        --------
Net Asset Value
Maximum Sales Charge and
------------------------------------
Redemption at End of Period***
------------------------------------

                                 Aggregate                                               Average Annual
                                Total Return                                              Total Return
----------------------------------------------------------------------------     -----------------------------
                                                                    Since                              Since
Class Y shares:  As a % of              1 Year    5 Years          11/15/94**         5 Years         11/15/94**
------------------------------------   ----------  ----------       --------       -----------        --------
Net Asset Value

STAR WORLDWIDE FUND

                                 Aggregate                                               Average Annual
                                Total Return                                              Total Return
----------------------------------------------------------------------------     ----------------------------
                                                                    Since                               Since
Class A shares:  As a % of              1 Year    5 Years          12/29/95**         5 Years         12/29/95**
------------------------------------   ----------  ----------       --------       -----------        --------
Net Asset Value
Maximum Sales Charge

                                 Aggregate                                               Average Annual
                                Total Return                                              Total Return
----------------------------------------------------------------------------     ----------------------------
                                                                    Since                             Since
Class B shares:  As a % of              1 Year    5 Years          12/29/95**        5 Years         12/29/95**
------------------------------------   ----------  ----------       --------       -----------       --------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                 Aggregate                                                 Annualized
                                Total Return                                              Total Return
----------------------------------------------------------------------------     ----------------------------
                                                                    Since                             Since
Class C shares:  As a % of              1 Year    5 Years          12/29/95**         5 Years        12/29/95**
------------------------------------   ----------  ----------      ---------       -----------       ---------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                Aggregate                                             Average Annual
                               Total Return                                            Total Return
--------------------------------------------------------------------------     -------------------------------
                                                                  Since                     Since
Class Y shares:  As a % of              1 Year                inception**                inception**
------------------------------------   ----------             -----------                ------------
Net Asset Value


STAR SMALL CAP FUND

                                Aggregate                                             Average Annual
                               Total Return                                            Total Return
--------------------------------------------------------------------------     --------------------------
                                                                 Since                     Since
Class A shares:  As a % of              1 Year                12/31/96**                 12/31/96**
------------------------------------   ----------             -----------               ------------
Net Asset Value
Maximum Sales Charge

                                Aggregate                                             Average Annual
                               Total Return                                            Total Return
--------------------------------------------------------------------------     --------------------------
                                                                 Since                     Since
Class B shares:  As a % of              1 Year                12/31/96**                 12/31/96**
------------------------------------   ----------             -----------               ------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                Aggregate                                               Annualized
                               Total Return                                            Total Return
--------------------------------------------------------------------------     --------------------------
                                                                 Since                     Since
Class C shares:  As a % of              1 Year                12/31/96**                 12/31/96**
------------------------------------   ----------             -----------               ------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                  Aggregate                                                          Average Annual
                                Total Return                                                          Total Return
--------------------------------------------------------------------------                  -------------------------------
                                                                  Since                                   Since
Class Y shares:  As a % of              1 Year                inception**                             inception**
------------------------------------   ----------             -----------                             ------------
Net Asset Value

STAR VALUE FUND
                                     Aggregate                                                       Average Annual
                                    Total Return                                                      Total Return
------------------------------------------------------------------------------------      ----------------------------------
Class A shares:  As a % of                     1 Year       5 Years      10 Years               5 Years         10 Years
-------------------------------------------  -----------  -----------  -------------        ---------------  ---------------
Net Asset Value
Maximum Sales Charge

                                     Aggregate                                                       Average Annual
                                    Total Return                                                      Total Return
------------------------------------------------------------------------------------      ----------------------------------
                                                                          Since                                   Since
Class B shares:  As a % of                     1 Year       5 Years      9/13/93**               5 Years         9/13/93**
-------------------------------------------  -----------  -----------  -------------        ---------------  ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                     Aggregate                                                       Average Annual
                                    Total Return                                                      Total Return
------------------------------------------------------------------------------------      ----------------------------------
                                                                          Since                                   Since
Class C shares:  As a % of                     1 Year       5 Years     12/30/94**               5 Years        12/30/94**
-------------------------------------------  -----------  -----------  -------------        ---------------  ---------------
Net Asset Value
Maximum Sales Charge and
Redemption at End of Period***

                                     Aggregate                                                       Average Annual
                                    Total Return                                                      Total Return
------------------------------------------------------------------------------------      ----------------------------------
                                                                          Since                                   Since
Class Y shares:  As a % of                     1 Year       5 Years      3/31/94**               5 Years         3/31/94**
-------------------------------------------  -----------  -----------  -------------        ---------------  ---------------
Net Asset Value

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.
** Commencement of Fund operations or offering of the specified class of shares.
*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1 year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

          The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

                                     xviii

Nvest Funds(TM)
Where The Best Minds Meets(R)

_______________________________________________________________________


Nvest Intermediate Term Tax Free Fund of California
Nvest Massachusetts Tax Free Income Fund
Nvest Municipal Income Fund

Statement of Additional Information -- PART I

May 1, 2001

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated May 1, 2001 (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from CDC IXIS Distributors, L.P. (the "Distributor") (formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, by calling Nvest Funds at 800-225-5478 or by placing an order online at www.nvestfunds.com. Part I of this Statement contains specific information about the Funds. Part II includes information about the Funds and other Nvest Funds. The Nvest Intermediate Term Tax Free Fund of California and Nvest Massachusetts Tax Free Income Fund are series of Nvest Funds Trust II, a registered open-end management investment company that offers a total of six funds. Nvest Municipal Income Fund is a diversified fund of Nvest Funds Trust I, a registered open-end management investment company that offers a total of twelve funds. Nvest Funds Trust I and Nvest Funds Trust II are collectively referred to in this Statement as the "Trusts" and are referred to as a "Trust".

     The Funds financial statements and accompanying notes that appear in the Funds annual and semi-annual reports are incorporated by reference into this Statement. The Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                               Table of Contents

                                                                                                        Page
                                                                                                        ----
                                                Part I
Investment Restrictions                                                                                  ii
Fund Charges and Expenses                                                                                vi
Ownership of Fund Shares                                                                                 ix
Investment Performance of the Fund                                                                        x
                                                Part II
Miscellaneous Investment Practices                                                                        2
Management of the Trusts                                                                                 25
Portfolio Transactions and Brokerage                                                                     43
Description of the Trusts and Ownership of Shares                                                        53
How to Buy Shares                                                                                        56
Net Asset Value and Public Offering Price                                                                57
Reduced Sales Charges - Class A Shares Only                                                              58
Shareholder Services                                                                                     60
Redemptions                                                                                              66
Standard Performance Measures                                                                            69
Income Dividends, Capital Gain Distributions and Tax Status                                              74
Financial Statements                                                                                     77
Appendix A - Description of Bond Ratings                                                                 78
Appendix B - Media That May Contain Fund Information                                                     80
Appendix C - Advertising and Promotional Literature                                                      81

Appendix D - Portfolio Composition of the High Income, Strategic Income,
               Bond Income and Municipal Income Funds                                                    85

________________________________________________________________________________

                            INVESTMENT RESTRICTIONS
________________________________________________________________________________

       The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of restriction (12) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Nvest Intermediate Term Tax Free Fund of California
Nvest Intermediate Term Tax Free Fund of California (the "California Fund") may not:

(1) With respect to 50% of its total assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or California Tax Exempt Securities, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of California Tax Exempt Securities are not considered part of any "industry." However, California Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 15% of its total assets (taken at cost) (for the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC") participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indices or financial futures contracts and (b) enter into currency forward contracts;

(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities (for the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom).

       The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

       The Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch") or Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or are non-rated but are considered to be of comparable quality by the Fund's subadviser.

Nvest Massachusetts Tax Free Income Fund
Nvest Massachusetts Tax Free Income Fund (the "Massachusetts Fund") may not:

*(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. (Such borrowings will be repaid before any additional investments are made);

*(2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the value of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction
      (1) above;

*(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

*(4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

*(5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

*(6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate;

*(7) Purchase or sell commodities or commodity contracts, or write or purchase options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(8) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, and through repurchase agreements;

*(9) Invest in securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Trust or officers and directors of Back Bay Advisors, L.P. ("Back Bay Advisors"), the Fund's subadviser, who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%;

*(10) Invest in the securities of any issuer if, immediately after such investment, more than 5% of the value of the total assets of the Fund taken at current value would be invested in the securities of such issuer; provided that this limitation does not apply either to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities or to Massachusetts Tax Exempt Bonds;

*(11) Purchase securities restricted as to resale, if, as a result, such investments would exceed 5% of the value of the Fund's net assets;

*(12) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or Massachusetts Tax Exempt Securities, except obligations backed only by the assets and revenues of nongovernmental users) if as a result of such purchases more than 25% of the value of the Fund's total assets would be invested in any one industry. Governmental issuers of Massachusetts Tax Exempt Bonds are not considered part of any "industry." However, Massachusetts Tax Exempt Bonds backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and this 25% limitation would apply to such obligations. Thus, no more than 25% of the Fund's assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry and in taxable obligations of issuers in the same industry;

(13)  Acquire more than 10% of the voting securities of any issuer; or

(14) Issue any class of securities that is senior to the Fund's shares of beneficial interest except to the extent that borrowings permitted by investment restriction (1) are deemed to involve the issuance of such securities.

       The staff of the "SEC" is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

       The Fund will not purchase an investment if, immediately after and as a result of such purchase, less than 85% of the Fund's assets would consist of securities rated AAA, AA, A or BBB by S&P or Fitch or Aaa, Aa, A, or Baa by Moody's or are non-rated but are considered to be of comparable quality by the Fund's subadviser.

Nvest Municipal Income Fund
Nvest Municipal Income Fund (the "Municipal Income Fund") will not:

*(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. government securities. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as a separate issuer);

(2) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Internal Revenue Code of 1986, as amended [the "Code"], will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, or make short sales. For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or tax-exempt bond index futures contracts is not considered the purchase of a security on margin;

*(4) Purchase more than 10% of the total value of the outstanding securities of an issuer;

*(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(6) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost). In order to comply with certain state requirements, as a matter of operating policy subject to change without shareholder approval, the Fund will not pledge, mortgage or hypothecate more than 5% of such assets;

*(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses less than three years old and industrial development revenue bonds where the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessor businesses and entities);

*(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of Nvest Funds Trust I or of any investment adviser or subadviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of such securities;

*(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies. This limitation does not apply to repurchase agreements;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or real estate (except that the Fund may buy tax exempt bonds or other permitted investment secured by real estate or an interest therein);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(12) Purchase voting securities or make investments for the purpose of exercising control or management;

*(13) Participate on a joint or joint and several basis in any trading account in securities;

*(14) Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

*(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by Nvest Funds Trust I's trustees.)

      The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (2) above.
________________________________________________________________________________

                           FUND CHARGES AND EXPENSES
________________________________________________________________________________
ADVISORY FEES

      Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Advisors, L.P. ("CDC IXIS Advisors", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of Trusts, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay CDC IXIS Advisors a gross advisory fee at the annual rate of set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to the subadviser pursuant to the subadvisory agreement:

                                                                            Advisory Fee payable by the Fund
                                                                         (includes any subadvisory fees payable)
      Fund                                                          (as a % of average daily net assets of the Fund)
      ----                                                          ------------------------------------------------
      California Fund                                                    0.525%  of the first $200 million
                                                                          0.50%  of the next $300 million
                                                                         0.475%  of amounts in excess of $500 million

      Massachusetts Fund                                                  0.60%  of the first $100 million
                                                                          0.50%  of amounts in excess of $100 million

      Municipal Income Fund                                               0.50%  of the first $100 million
                                                                         0.375%  of amounts in excess of $100 million

      Each advisory agreement provides that CDC IXIS Advisors may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements each dated October 30, 2000, CDC IXIS Advisors has delegated responsibility for managing the investment and reinvestment of each Fund's assets to Back Bay Advisors as subadviser. For providing such subadvisory services to the Fund, the Fund pays Back Bay Advisors a subadvisory fee at the annual rate set forth in the following table:

Fund                                                               Subadvisory Fees
----                                                               ----------------
Intermediate Tern Tax Free Fund of California                      0.2625% of the first $200 million
                                                                   0.25% of the next $300 million
                                                                   0.2375% of amounts in excess of $500 million

Massachusetts Fund                                                 0.30% of the first $100 million
                                                                   0.25% of amounts in excess of $100 million

Municipal Income Fund                                              0.250% of the first $100 million
                                                                   0.1875% of amounts in excess of $100 million

     CDC IXIS Advisors has given a binding undertaking to the California Fund and the Massachusetts Fund to reduce their fees and, if necessary, to bear certain expenses associated with operating the Funds in order to limit the Funds' total operating expenses to an annual rate of 0.85% and 1.20%, respectively of the average daily net assets attributable to the Funds' Class A shares and 1.60% and 1.85%, respectively of such assets attributable to the Funds' Class B shares. The undertaking will be binding on CDC IXIS Advisors for the life of the Funds' current Prospectus subject to the obligation of the Fund to pay such deferred fees and expenses in later periods to the extent that the Fund's expenses fall below the annual rate of 0.85% and 1.20%, respectively, of average daily net assets for Class A shares and 1.60% and 1.85%, respectively, for Class B shares; provided, however, that the Fund is not obligated to pay any such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee or expense was deferred. The recapture period for expenses incurred prior to December 31, 1998 is two years. Prior to May 1, 2000, these limits were 1.00% and 1.659% for Class A shares and Class B shares, respectively, for the Massachusetts Fund.

     As of May 1, 1998, each subadvisory agreement between CDC IXIS Advisors and Back Bay Advisors were amended to add the Funds as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Advisors. Also as of May 1, 1998, the advisory agreements for each Fund were amended to provide that the advisory fees payable by the Fund to CDC IXIS Advisors are reduced by the amounts of any subadvisory fees paid directly by the Fund to Back Bay Advisors. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements, or the services to be provided to each Fund by CDC IXIS Advisors and Back Bay Advisors under the agreements. Furthermore, these amendments did not change the overall level of fees payable by each Fund.

     For the last three fiscal years, the advisory fees payable by the Funds (before any voluntary reductions and any reduction by the amount of any subadvisory fees paid by the Fund to its subadviser) and the advisory fees actually paid by the Fund were as follows:

     California Fund

                                            1998          1999        2000
                                            ----          ----        ----
     Total Advisory Fee                  $224,690      $243,679

     CDC IXIS Advisors
                   Fee Earned            $112,345      $121,840
                   Amount Waived         $105,960      $ 90,373
                   Total Paid            $  6,385      $ 31,467

     Back Bay Advisors
                   Fee Earned            $112,345      $121,839
                   Amount Waived         $105,959      $ 90,373
                   Total Paid            $  6,386      $ 31,466

     Massachusetts Fund

                                           1998          1999         2000
                                           ----          ----         ----
     Total Advisory Fee                  $704,088      $690,093
     CDC IXIS Advisors
                   Fee Earned            $352,044      $345,047
                   Amount Waived         $190,258      $181,710
                   Total Paid            $161,786      $163,337

     Back Bay Advisors
                   Fee Earned            $352,044      $345,046
                   Amount Waived         $190,258      $181,710
                   Total Paid            $161,786      $163,336

     Municipal Income Fund

                                           1998          1999       2000
                                           ----          ----       ----
     Total Advisory Fee                  $834,043      $803,051

     CDC IXIS Advisors
                   Fee Earned            $417,021      $401,526
                   Amount Waived              ---           ---
                   Total Paid            $417,021      $401,526

     Back Bay
                   Fee Earned            $417,022      $401,525
                   Amount Waived              ---           ---
                   Total Paid            $417,022      $401,525

     BROKERAGE COMMISSIONS

     For the fiscal years ended December 31, 1998, 1999 and 2000, California Fund paid total brokerage commissions of $24,900, $0 and $___________, respectively, on portfolio transactions.

     For the fiscal years ended December 31, 1998, 1999 and 2000, Massachusetts Fund paid total brokerage commissions of $195, $ 0 and ______, respectively, on portfolio transactions.

     In 1998, 1999 and 2000, Municipal Income Fund paid no commissions and ____________ on brokerage transactions.

For more information about Fund portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A and Class B shares of each Fund pays the Distributor fees under separate plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Fund during the fiscal years ended December 31, 1998, 1999 and 2000:

                  Fund                      1998         1999        2000
                  ----                      ----         ----        ----
California Fund                           $ 83,618     $ 93,811                  (Class A)
                                          $ 93,241     $ 88,911                  (Class B)

Massachusetts Fund                        $394,314     $380,755                  (Class A)
                                          $ 81,563     $ 90,314                  (Class B)

Municipal Income Fund                     $436,749     $411,552                  (Class A)
                                          $143,798     $161,938                  (Class B)

     During the fiscal year ended December 31, 2000, the Distributor's expenses relating to the Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advance commissions sold to a third party):

California Fund
(Class A Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs

                                     TOTAL

(Class B Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                     TOTAL

Massachusetts Fund
(Class A Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                     TOTAL

(Class B Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                     TOTAL

Municipal Income Fund
(Class A Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                     TOTAL

(Class B Shares)
Compensation to Investment Dealers
Compensation to Distributor's Sales Personnel and Other Related Costs
                                     TOTAL

     Of the amounts listed above as compensation to investment dealers, the amounts appearing in the table below were paid by the Distributor to New England Securities Corporation ("New England Securities") MetLife Securities, Inc. ("MetLife Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), which were broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.

New England Securities
----------------------

                                                    Class A           Class B
California Fund
Massachusetts Fund
Municipal Income Fund

MetLife Securities
------------------

                                                    Class A           Class B
California Fund
Massachusetts Fund
Municipal Income Fund

Nathan & Lewis

                                                    Class A           Class B
Massachusetts Fund
Municipal Income Fund

________________________________________________________________________________

                            OWNERSHIP OF FUND SHARES

________________________________________________________________________________

     As of ______________, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund set forth below. TO BE UPDATED


      Fund                       Shareholder and Address              Ownership Percentage
      ----                       -----------------------              --------------------
      California Fund
      Class A Shares

      Class B Shares

      Massachusetts Fund
      Class A Shares

      Class B Shares

      Municipal Income Fund
      Class A Shares

      Class B Shares


________________________________________________________________________________

                       INVESTMENT PERFORMANCE OF THE FUND

________________________________________________________________________________

                     PERFORMANCE RESULTS - PERCENT CHANGE

                        For the Periods Ended 12/31/00*


California Fund

                                                   Aggregate                           Average Annual
                                                 Total Return                           Total Return
                                   ----------------------------------------    --------------------------------
                                                                  Since                               Since
Class A shares:  As a % of             1 Year       5 Year      4/23/93**          5 Year           4/23/93**
------------------------------------   ------       ------      ---------          ------           ---------
Net Asset Value
Maximum Sales Charge

                                                   Aggregate                           Average Annual
                                                 Total Return                           Total Return
                                   ----------------------------------------    --------------------------------
                                                                  Since                             Since
Class B shares:  As a % of             1 Year     5 Year        9/13/93**         5 Year          9/13/93**
------------------------------------   ------     ------        ---------         ------          ---------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period

Massachusetts Fund

                                                          Aggregate                                   Average Annual
                                                        Total Return                                   Total Return
                                          -------------------------------------------       --------------------------------
Class A shares: As a % of                      1 Year       5 Years      10 Years                5 Years        10 Years
-------------------------------------------    ------       -------      --------                -------        --------
Net Asset Value
Maximum Sales Charge

                                                          Aggregate                                   Average Annual
                                                        Total Return                                   Total Return
                                          -------------------------------------------       --------------------------------
                                                                           Since                                  Since
Class B shares: As a % of                      1 Year       5 Years      9/13/93**               5 Years        9/13/93**
-------------------------------------------    ------       -------      ---------               -------        ---------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period

Municipal Income Fund

                                                          Aggregate                                   Average Annual
                                                        Total Return                                   Total Return
                                          -------------------------------------------       --------------------------------
Class A shares: As a % of                      1 Year       5 Years      10 Years                5 Years        10 Years
-------------------------------------------    ------       -------      --------                -------        --------
Net Asset Value
Maximum Sales Charge

                                                          Aggregate                                   Average Annual
                                                        Total Return                                   Total Return
                                          -------------------------------------------       --------------------------------
                                                                           Since                                  Since
Class B shares: As a % of                      1 Year       5 Years      9/13/93**               5 Years        9/13/93**
-------------------------------------------    ------       -------      ---------               -------        ---------
Net Asset Value
Maximum Sales Charge and Redemption
 at End of Period

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of each Fund is $2,500, however.

**   Commencement of Fund operations or offering of Class B shares.

     The foregoing data represent past performance only and are not a prediction as to the future returns of the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.


                      YIELD AND TAXABLE EQUIVALENT YIELDS
                     FOR THE 30-DAY PERIOD ENDED 12/31/00*


          Fund                                       Class A         Class B
          ----                                       -------         -------
          California Fund
          Massachusetts Fund
          Municipal Income Fund

Taxable equivalent yields:

                                                              Combined Tax Rate**           Taxable Equivalent Yield
Fund                                                         Class A         Class B        Class A          Class B
California Fund
Massachusetts Fund

 * Yields for Class A shares are based on the public offering price of a share of the Fund and yields for Class B shares are based on the net asset value of a share of the Fund.

 ** Based on combined federal and California marginal tax rates for individuals, assuming deduction of state income taxes for purposes of calculating federal taxable income.

DISTRIBUTION RATE OF RETURN

        Each class of the Fund may include in their written sales material rates of return based on that class's distributions from net investment income and short-term capital gains for a recent 30-day, three-month or one-year period. Distributions of less than one year are annualized by multiplying the factor necessary to produce 12 months of distributions. The distribution rates are determined by dividing the amount of a class's distributions per share over the relevant period by either the maximum offering price in the case of Class A shares or the price assuming redemption at the end of the period in the case of Class B shares or the net asset value of a share of a class on the last day of the period.



                               DISTRIBUTION RATES

For Periods Ending 12/31/00

                                     As a % of                        1 month
              -----------------------------------------------------   --------
              California Fund
              (Class A shares)
              Net Asset Value......................................
              Maximum Offering Price...............................
              (Class B shares)
              Net Asset Value......................................

              Massachusetts Fund
              (Class A shares)
              Net Asset Value......................................
              Maximum Offering Price...............................
              (Class B shares)
              Net Asset Value......................................

              Municipal Income Fund
              (Class A shares)
              Net Asset Value......................................
              Maximum Offering Price...............................
              (Class B shares)
              Net Asset Value......................................

     The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principle value of any investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.

[LOGO]
--------------------------------------------------------------------------------

Nvest Funds Trust I
Nvest Funds Trust III
Nvest Funds Trust III

Statement of Additional Information -- PART II

May 1, 2001


     The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of Nvest Funds Trust I, Nvest Funds Trust II and Nvest Funds Trust III (the "Trusts" and each a "Trust"). In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 1, 2001 (the "Prospectus" or "Prospectuses"). The following Funds are described in this Statement:

Series of Nvest Funds Trust I                                       Series of Nvest Funds Trust II
-----------------------------                                       ------------------------------
Nvest Strategic Income Fund (the "Strategic Income Fund")           Nvest High Income Fund (the "High Income Fund")
Nvest Bond Income Fund                                              Nvest Short Term Corporate Income Fund
(the "Bond Income Fund")                                            (the "Short Term Corporate Income Fund")
Nvest Municipal Income Fund                                         Nvest Limited Term U.S. Government Fund
(the "Municipal Income Fund")                                       (the "Limited Term U.S. Government Fund")
Nvest Government Securities Fund                                    Nvest Massachusetts Tax Free Income Fund
(the "Government Securities Fund")                                  (the "Massachusetts Fund")
Nvest International Equity Fund                                     Nvest Intermediate Term Tax Free Fund of California
(the "International Equity Fund")                                   (the "California Fund")
Nvest Growth Fund (the "Growth Fund")                               Nvest Growth and Income Fund
Nvest Capital Growth Fund (the "Capital Growth Fund")               (the "Growth and Income Fund")
Nvest Balanced Fund (the "Balanced Fund")
Nvest Star Advisers Fund (the "Star Advisers Fund")                 Series of Nvest Funds Trust III
                                                                    ------------------------------
Nvest Star Advisers Fund (the "Star Advisers Fund")
Nvest Star Worldwide Fund (the "Star Worldwide Fund")               Nvest Bullseye Fund (the "Bullseye Fund")
Nvest Star Small Cap Fund (the "Star Small Cap Fund")               Nvest Large-Cap Value Fund
Nvest Star Value Fund (the "Star Value Fund")                       ("Large-Cap Value Fund", formerly Equity Income Fund)


                               Table of Contents

                                                              Part II
Miscellaneous Investment Practices                                                                                        2
Management of the Trusts                                                                                                 25
Portfolio Transactions and Brokerage                                                                                     43
Description of the Trusts and Ownership of Shares                                                                        52
How to Buy Shares                                                                                                        56
Net Asset Value and Public Offering Price                                                                                57
Reduced Sales Charges - Class A Shares Only                                                                              58
Shareholder Services                                                                                                     60
Redemptions                                                                                                              66
Standard Performance Measures                                                                                            69
Income Dividends, Capital Gain Distributions and Tax Status                                                              74
Financial Statements                                                                                                     77
Appendix A - Description of Bond Ratings                                                                                 78
Appendix B - Media that May Contain Fund Information                                                                     80
Appendix C - Advertising and Promotional Literature                                                                      81
Appendix D - Average Monthly Portfolio Composition Tables                                                                85

________________________________________________________________________________

                       MISCELLANEOUS INVESTMENT PRACTICES

________________________________________________________________________________


     The following is a list of certain investment practices in which a Fund may engage as secondary investment strategies. A Fund's primary strategies are detailed in its Prospectus.


High Income Fund                            Strategic Income Fund                       Bond Income Fund
----------------                            ---------------------                       ----------------
Various Equity Securities                   Various Equity Securities                   Various Equity Securities
U.S. Government Securities                  IPOs                                        Asset-backed Securities
Mortgage-backed Securities                  When-issued Securities                      Collateralized Mortgage Obligations
Asset-backed Securities                     Asset-backed Securities                     When-issued Securities
Collateralized Mortgage Obligations         Collateralized Mortgage Obligations         Convertible Securities
Stripped Securities                         Repurchase Agreements                       Illiquid Securities
Repurchase Agreements                       Foreign Currency Hedging Transactions       Section 4(2) Commercial Paper
When-issued Securities                      Investments in Closed-end                      (liquidity determination required)
Convertible Securities                         Investment Companies                     Loans of Portfolio Securities
Foreign Currency Hedging                    Futures, Options and Swap Contracts         Short-term Investments
Transactions                                Short Sales Against the Box                 Money Market Instruments
Illiquid Securities                         Illiquid Securities                         Repurchase Agreements
Section 4(2) Commercial Paper               Section 4(2) Commercial Paper and Rule      Structured Notes
(liquidity determination required)             144A Securities (liquidity               Futures, Options and Swap Contracts
Loans of Portfolio Securities                  determination required)                  Depositary Receipts
Short-term Investments                      Loans of Portfolio Securities               Pay-in-kind Securities
Money Market Instruments                    Borrowing/Reverse Repurchase                Stripped Securities
Structured Notes                               Agreements                               Zero-coupon Securities
Step Coupon Bonds                           Short-term Investments
                                            Money Market Instruments
                                            Step Coupon Bonds

Municipal Income Fund                       Short Term Corporate Income Fund          Limited Term U.S. Government Fund
---------------------                       --------------------------------          ---------------------------------
Repurchase Agreements                       Convertible Bonds                          Mortgage-backed Securities
Stripped Securities                         Stripped Securities                        Collateralized Mortgage Obligations
When-issued Securities                      Repurchase Agreements                      Stripped Securities
Futures and Options                         When-issued Securities                     Repurchase Agreements
Short-term Investments                      Futures, Options and Swap Contracts        When-issued Securities
Money Market Instruments                    Illiquid Securities                        Foreign Equity Securities
U.S. Government Securities                  Section 4(2) Commercial Paper              Foreign Currency Hedging Transactions
Section 4(2) Commercial Paper and              (liquidity determination required)      Futures and Options
  Rule 144A Securities (liquidity           Short-term Investments                     Illiquid Securities
  determination required)                   Money Market Instruments                   Section 4(2) Commercial Paper and
                                            Zero-coupon Securities                     Rule 144A Securities (liquidity
                                            Structured Notes                               determination required)
                                            Non-Convertible Preferred Stocks,          Loans of Portfolio Securities
                                            Notes or Bonds                             Short-term Investments
                                            Step Coupon Bonds                          Money Market Instruments
                                            Loans of Portfolio Securities              Foreign Bonds



Government Securities Fund                   Massachusetts Fund                        California Fund
--------------------------                   ------------------                        ---------------

Repurchase Agreements                            U.S. Government Securities                 U.S. Government Securities
When-issued Securities                           Mortgage-related Securities                Mortgage-related Securities
Futures and Options                              Stripped Securities                        Stripped Securities
Money Market Instruments                         Repurchase Agreements                      Repurchase Agreements
                                                 When-issued Securities                     When-issued Securities
                                                 Futures and Options                        Futures and Options
                                                 Illiquid Securities                        Illiquid Securities
                                                 Section 4(2) Commercial Paper and Rule     Section 4(2) Commercial Paper and Rule
                                                    144A Securities (liquidity                 144A Securities (liquidity
                                                    determination required)                    determination required)
                                                 Money Market Instruments                   Money Market Instruments
                                                 Pay-in-kind Securities                     Pay-in-kind Securities
                                                 Borrowing/Reverse Repurchase               Borrowing/Reverse Repurchase
                                                    Agreements                                 Agreements


Bullseye Fund                                    International Equity Fund                  Growth Fund
-------------                                    -------------------------                  -----------
                                                 Various Foreign Equity Securities          Various Equity Securities
Various Equity Securities                        Foreign IPOs                               IPOs
IPOs                                             Lower-quality Foreign Fixed Income         Corporate Fixed Income Securities
U.S. Government Securities                          Securities                                 (investment grade)
Repurchase Agreements                            Repurchase Agreements                      U.S. Government Securities
When-issued Securities                           Zero-coupon Securities                     Repurchase Agreements
Foreign Securities (Equity Securities,           When-issued Securities                     Zero-coupon Securities
Supranational Agencies)                          Foreign Currency Hedging                   Convertible Securities
Securities of Emerging Markets                      Transactions                            Futures, Options and Swap
Foreign Currency Hedging                         Foreign Corporate Bonds                       Contracts
Transactions                                     Foreign Convertible Bonds                  Short Sales Against the Box
Futures, Options and Swap                        Foreign Government Bonds                   Illiquid Securities
Contracts                                        Supranational Agencies                     Section 4(2) Commercial Paper and
Short Sales Against the Box                      Foreign Warrants                              Rule 144A Securities (liquidity
Illiquid Securities                              Investments in Other Investment               determination required)
Section 4(2) Commercial Paper and                   Companies                               Borrowing/Reverse Repurchase
Rule 144A Securities (liquidity                  Futures, Options and Swap                     Agreements
determination required)                             Contracts                               Short-term Investments
Loans of Portfolio Securities                   Short Sales Against the Box                 Money Market Instruments
Borrowing/Reverse Repurchase                    Illiquid Securities
Agreements                                      Section 4(2) Commercial Paper and
Short-term Investments                              Rule 144A Securities (liquidity
Money Market Instruments                            determination required)
Foreign Bonds                                  Loans of Portfolio Securities
                                               Borrowing/Reverse Repurchase
                                                    Agreements
                                               Short-term Investments
                                               Money Market Instruments

Growth and Income Fund                         Capital Growth Fund                          Balanced Fund
----------------------                         -------------------                          ---------------------
Various Equity Securities                      Various Equity Securities                    Various Equity Securities
IPOs                                           IPOs                                         IPOs
Corporate Fixed Income Securities              Corporate Fixed Income Securities            Non-Convertible Preferred Stock
(investment grade)                                  (investment grade)                      Lower Quality Corporate Fixed
U.S. Government Securities                     U.S. Government Securities                      Income Securities
Zero-coupon Securities                         Repurchase Agreements                        Repurchase Agreements
Repurchase Agreements                          Zero-coupon Securities                       Investments in Other Investment
Convertible Securities                         Convertible Securities                          Companies

Foreign Securities (Foreign Equity            Foreign Securities (Foreign Equity            Futures, Options and Swap Contracts
  Securities, Supranational Agencies,           Securities, Supranational Agencies,         Short Sales Against the Box
  Depositary Receipts)                          Depositary Receipts)                        Illiquid Securities
Foreign Currency Hedging                      Foreign Currency Hedging                      Borrowing/Reverse Repurchase
  Transactions                                  Transactions                                   Agreements
Investments in Other Investment               Investments in Other Investment               Short-term Investments
  Companies                                     Companies                                   Money Market Instruments
Futures, Options and Swap Contracts           Futures, Options and Swap                     Securities of Emerging Markets
Illiquid Securities                             Contracts                                   Section 4(2) Commercial Paper
Section 4(2) Commercial Paper and             Short Sales Against the Box                      (liquidity Determination required)
  Rule 144A Securities (liquidity             Illiquid Securities                           Structured Notes
  determination required)                     Section 4(2) Commercial Paper and             Step Coupon Bonds
Borrowing                                     Rule 144A Securities (liquidity               Stripped Securities
Short-term Investments                          determination required)                     CMO's
Money Market Instruments                      Loans of Portfolio Securities
Foreign Bonds                                 Borrowing/Reverse Repurchase
                                                Agreements
                                              Short-term Investments
                                              Money Market Instruments
                                              Foreign Bonds


Large-Cap Value Fund
--------------------
Various Equity Securities
Lower Quality Corporate Fixed
  Income Securities
U.S. Government Securities
Repurchase Agreements
Zero-coupon Securities
Securities of Emerging Markets
Foreign Currency Hedging
  Transactions
Investments in Other Investment
  Companies
Futures, Options and Swap Contracts
Short Sales Against the Box
Illiquid Securities
Section 4(2) Commercial Paper and Rule 144A Securities
  (liquidity determination required)
Loans of Portfolio Securities
Borrowing/Reverse Repurchase
  Agreements
Short-term Investments
Money Market Instruments
Foreign Bonds
When-issued Securities


The following is a list of some of the investment practices employed by the various subadvisers of Nvest Star Funds as secondary strategies. Due to the multi-subadviser approach of Nvest Star Funds, investing in a certain security may be a primary strategy for one segment of the Fund and a secondary strategy for another segment of such Fund.



Star Advisers Fund                  Star Worldwide Fund                       Star Small Cap Fund
------------------                  -------------------                       -------------------

Various Equity Securities                        Various Equity Securities                 Various Equity Securities
IPOs                                             IPOs                                      IPOs
U.S. Government Securities                       U.S. Government Securities                U.S. Government Securities
Repurchase Agreements                            Repurchase Agreements                     Repurchase Agreements
Structured Notes                                 Structured Notes                          Structured Notes
Zero-coupon; Pay-in Kind;                       Zero-coupon and Strips                    When-issued
  Step Coupon and Strips                         When-issued Securities                      Securities
When-issued Securities                           Foreign Currency Hedging                  Foreign Currency Hedging
Foreign Currency Hedging                           Transactions                              Transactions
  Transactions                                   Privatizations                            Privatizations
Privatizations                                   Investments in Other Investment           Investments in Other Investment
Investments in Other Investment                    Companies                                 Companies
  Companies                                      Futures, Options and Swap                 Futures, Options and Swap
Futures, Options and Swap Contracts                Contracts                                 Contracts
Short Sales Against the Box                      Short Sales Against the Box               Short Sales Against the Box
Illiquid Securities                              Illiquid Securities                       Illiquid Securities
Section 4(2) Commercial Paper and                Section 4(2) Commercial Paper and         Section 4(2) Commercial Paper and
  Rule 144A Securities (liquidity                  Rule 144A Securities (liquidity           Rule 144A Securities  (liquidity
determination required)                            determination required)                   determination required)
Borrowing/Reverse Repurchase                     Borrowing/Reverse Repurchase              Borrowing/Reverse Repurchase
  Agreements                                       Agreements                                Agreements
Short-term Investments                           Short-term Investments                    Short-term Investments
Money Market Instruments                         Money Market Instruments                  Money Market Instruments
Loans of Portfolio Securities                    Loans of Portfolio Securities             Mortgage- and Asset-backed
Mortgage- and Asset backed Securities            Mortgage- and Asset-backed Securities       Securities
Foreign Bonds                                    Foreign Bonds                             Loans of Portfolio Securities
Collateralized Mortgage Obligations              Step Coupon Bonds                         Foreign Bonds
Foreign Securities (Equity Securities,           Pay-in-kind Securities                    Collateralized Mortgage Obligations
  Supranational Agencies)                        Foreign Currency Speculation              Step Coupon Bonds
Securities of Emerging Markets                     Transactions                            Pay-in-kind Securities
Foreign Depositary Receipts                      Collateralized Mortgage Obligations       Foreign Currency Speculation
Foreign Currency Speculation                     Foreign Securities (Supranational           Transactions
  Transactions                                     Agencies, Emerging Markets)             Zero-coupon Securities
                                                 Convertible Preferred Stocks              Stripped Securities
                                                                                           Convertible Bonds
                                                                                           Foreign Securities (Equity Securities,
                                                                                             Emerging Markets, Depositary
                                                                                             Receipts, Supranational Agencies)

Star Value Fund
---------------
Various Equity Securities
IPOs
Corporate Fixed Income Securities (investment grade)
U.S. Government Securities
Repurchase Agreements
Zero-coupon Securities
When-issued Securities
Convertible Securities
Foreign Currency Hedging
  Transactions
Foreign Securities (Depositary Receipts)
Investments in Other Investment
  Companies
Futures, Options and Swap Contracts
Short Sales Against the Box

Illiquid Securities
Section 4(2) Commercial Paper and Rule 144A Securities
 (liquidity determination required)
Borrowing/Reverse Repurchase
 Agreements
Short-term Investments
Money Market Instruments
Foreign Bonds
Lower Quality Fixed-Income Securities

The following is a description of the various investment practices in which a Fund may engage, whether as a primary or secondary strategy and a summary of certain attendant risks:

Equity Securities  Equity securities are securities that represent an ownership
-----------------
interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. A Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. A Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.


 .    Small Companies - Certain Funds may invest in companies with relatively
     ---------------
     small market capitalization. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with smaller market capitalization therefore may fluctuate more widely than market averages.


 .    Warrants - Certain Funds may invest in warrants.  A warrant is an
     --------
     instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.

 .    Real estate investment trusts (REITs) - Certain Funds may invest in REITs.
     -------------------------------------
     REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' managers. REITs are also subject to risks generally associated with the investments in real estate. A Fund will indirectly bear its proportionate share of expenses, including advisory fees, paid by each REIT in which it invests.

Initial Public Offerings  Funds may purchase securities of companies that are
------------------------
offered pursuant to an initial public offering ("IPO"). An IPO is a company's first offering of stock to the public in the primary market, typically to raise additional capital. The Funds may purchase a "hot" IPO (also known as a "hot issue"), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. Although the Funds will make diligent efforts to research a company prior to purchasing IPO securities, including reviewing the company's prospectus, there is no guarantee against significant losses. The Funds' investment in IPO securities may have a significant impact on a Fund's performance and may result in significant capital gains.


Fixed-income Securities   Certain Funds may invest in fixed-income
-----------------------
securities.

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause the Fund's net asset value to increase or decrease.


Lower Quality Fixed-income Securities  Certain Funds may invest in lower quality
-------------------------------------
fixed-income securities. Fixed-income securities rated BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's" or "S&P") or Ba or lower by Moody's Investor's Service, Inc. ("Moody's") (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the Fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A -- Description of Bond Ratings" and "Appendix D - Average Monthly Portfolio Composition Tables."

Structured Notes  Certain Funds may invest in a broad category of instruments
----------------
known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the "S&P 500 Index") or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply reduced.


Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase the fund's exposure to changes in the value of assets that the fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments the fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country's stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the fund's portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer's obligations (and thus the value of the Fund's investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. (The Funds are not permitted to invest more than 15% of their net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the relevant adviser's or subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the adviser's or subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

U.S. Government Securities  Certain Funds may invest in some or all of the
--------------------------
following U.S. government securities:


 .    U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are
     -------------------
     issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.


 .    U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury
     -----------------------------
     issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.


 .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other
     -------------
     mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single, family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as a Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .    "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a
      -------------
     government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.
     government.


 .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a
      --------------
     corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

          U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.


Tax Exempt Bonds   The Massachusetts Fund, the California Fund and the
----------------
Municipal Bond Fund (the "Tax Exempt Funds") may invest in tax-exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax-exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax-exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in relevant Prospectuses.


     Funds that invest in tax exempt bonds or private activity bonds may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

     The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. The characteristics and methods of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

     Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

     The ratings of Moody's and S&P represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

     Although the yield of a Tax-Exempt Fund generally will be lower than that of another Fund, the net after-tax return to investors may be greater. The table below illustrates what tax-free investing can mean. It shows what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 8%, under current federal tax rates. You can see that as your tax rate goes up, so do the benefits of tax-free income. For example, a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 7.06% to equal a tax-free yield of 6.0%. This example and the following table do not take into account the effect of state or local income taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax-exempt income, or the federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity bonds" (see the section entitled "Income Dividends, Capital Gains Distributions and Tax Status"). Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gains and will be taxable to you as such.


               Taxable Equivalent Yields - Municipal Income Fund


             Taxable Income*               Federal                    If Tax Exempt Yield is
-----------------------------------------            --------------------------------------------------------
                                           Marginal        4.0%       5.0%      6.0%      7.0%      8.0%
Single Return ($)   Joint Return ($)       Tax Rate**         Then The Equivalent Taxable Yield Would Be:
-------------------------------------------------------------------------------------------------------------
       0 -  27,050          0 -  45,200     15.00%        4.71%      5.88%     7.06%     8.24%     9.41%
  27,051 -  65,550     45,201 - 109,250     28.00%        5.56%      6.94%     8.33%     9.72%    11.11%
  65,551 - 136,750    109,251 - 166,450     31.00%        5.80%      7.25%     8.70%    10.14%    11.59%
 136,751 - 297,300    166,451 - 297,300     36.00%        6.25%      7.81%     9.38%    10.94%    12.50%
 297,301 and over     297,301 and over      39.60%        6.62%      8.28%     9.93%    11.59%    13.25%


* This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code").
**  These rates do not reflect any potential state income tax.

     Obligations of issuers of tax-exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax-exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable.
Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.


     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Tax Exempt Funds and the value of such Funds' portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

     All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Tax Exempt Funds to invest in securities other than tax-exempt bonds is limited by a requirement of the Code that at least 50% of such Fund's total assets be invested in tax-exempt bonds at the end of each calendar quarter.


State Tax Exempt Securities   The California Fund and the Massachusetts Fund
---------------------------
(the "State Tax Exempt Funds") may invest in "State Tax Exempt Securities", which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and state personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the State Tax Exempt Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income taxes (other than the possible incidence of any alternative minimum taxes). Each State Tax Exempt Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in each State Tax Exempt Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of such Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.


     In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U.S. territories) if such debt obligations generate interest income that is exempt from federal income tax and state personal income taxes (other than any alternative minimum taxes).

     There are, of course, variations in the quality of State Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

     The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of the State Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

     Although the yield of a State Tax Exempt Fund generally will be lower than that of another Fund, the net after-tax return to investors may be greater. The tables below illustrate what tax-free investing can mean for you. It does not take into account the effect of income taxes on social security benefits that may arise as a result of receiving tax-exempt income, or any alternative minimum tax. Also, a portion of a State Tax Exempt Fund's distributions may consist of ordinary income, short-term capital gain or long-term capital gain and will be taxable to you as such. The tables below show, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax-exempt yield. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.

                              TAX FREE INVESTING

Massachusetts Fund                        2001 Combined
                                            MA and
            Taxable Income*                Federal                   If Tax Exempt Yield is
--------------------------------------                  -------------------------------------------
      Single               Joint             Tax        4.00%       5.00%   6.00%   7.00%   8.00%
    Return ($)          Return ($)        Bracket**     Then the Equivalent Taxable Yield would be:
---------------------------------------------------------------------------------------------------
    0 -  27,050            0 -  45,200         19.97%   5.00%       6.25%   7.50%   8.75%  10.00%
 27,051 -  65,550     42,501 - 109,250         32.21%   5.90%       7.38%   8.85%  10.33%  11.80%
 65,551 - 136,750    109,251 - 166,450         43.13%   6.16%       7.70%   9.24%  10.78%  12.32%
 136,751 - 297,300   161,451 - 297,300         39.79%   6.64%       8.30%   9.96%  11.62%  13.28%
 297,301 and over    288,351 and over          35.04%   7.03%       8.79%  10.55%  12.31%  14.07%


California Fund                                    2001
                                                Combined
                                               Federal and
              Taxable Income*                   California                If Tax Exempt Yield is
-------------------------------------------                 -------------------------------------------
          Single           Joint               Marginal       4.00%     5.00%   6.00%   7.00%   8.00%
       Return ($)          Return ($)         Tax Rate**    Then the Equivalent Taxable Yield would be:
-------------------------------------------------------------------------------------------------------
         0-5,264                   0-10,528        15.85%     4.75%     5.94%   7.13%   8.32%   9.51%
      5,265-12,477            10,529-24,954        16.70%     4.80%     6.00%   7.20%   8.40%   9.60%
      12,478-19,692           24,955-39,384        18.40%     4.90%     6.13%   7.35%   8.58%   9.80%
      19,693-25,750           39,385-43,050        20.10%     5.01%     6.26%   7.51%   8.76%  10.01%
      25,751-27,337           43,051-54,674        32.32%     5.91%     7.39%   8.87%  10.34%  11.82%
      27,338-34,548           54,675-69,096        33.76%     6.04%     7.55%   9.06%  10.57%  12.08%
      34,549-62,450          69,097-104,050        34.70%     6.13%     7.66%   9.19%  10.72%  12.25%
     62,451-130,250         104,051-158,550        37.42%     6.39%     7.99%   9.59%  11.19%  12.78%
     130,251-283,150        158,551-283,150        41.95%     6.89%     8.61%  10.34%  12.06%  13.78%
    283,151 and over       283,151 and over        45.22%     7.30%     9.13%  10.95%  12.78%  14.60%

* This amount represents taxable income as defined in the Code and the Massachusetts and California tax law. Note that Massachusetts and California taxable income and federal taxable income may differ due to differences in exemptions, itemized deductions and other items.

** For federal tax purposes, these combined rates reflect the applicable marginal rates for 2000. These rates include the effect of deducting state taxes on a federal return.


     The State Tax Exempt Funds do not currently intend to invest in so-called "moral obligation" bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by such Fund.


     Securities in which a State Tax Exempt Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.


     The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties that have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by a State Tax Exempt Fund.

     Tax Free Income Funds  The California Fund, Massachusetts Fund and
     ---------------------
Municipal Income Fund may determine to obtain insurance on any of their portfolio holdings from a nationally recognized private insurer, which may include one or more of the following: Financial Guaranty Insurance Company, which is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; Financial Security Assurance, Inc.; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company. Insurance on individual securities, whether obtained by the issuer or the Funds, is non-cancelable and runs for the life of the security. To the extent that a Tax Exempt Fund obtains insurance on any of its securities, the insurance must provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer in the payment of principal or interest, the insurer will, within 30 days of notice of such default, provide to its agent or the Trustee funds needed to make any such payments. Such agent or Trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security.

     Insurance on the Tax Exempt Funds' securities will in some cases continue in the event the securities are sold by such Funds, while in other cases it may not. The Tax Exempt Funds have the option to procure individual secondary market insurance, which would continue to cover any such security after its sale by the Tax Exempt Funds. Such guaranteed renewable insurance continues so long as premiums are paid by such Funds and, in the judgment of such Funds' subadviser, coverage should be continued. In the case of securities that are insured by a nationally recognized private insurer, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer.

     Premiums for insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by from 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Tax Exempt Funds' portfolio insurance on such Funds' net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Tax Exempt Funds may purchase lower rated securities, which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities that are not insured.

     Nationally recognized private insurers have certain eligibility standards as to the municipal securities they will insure. Such standards may be more or less strict than standards that would be applied for purchase of a security for the Funds. To the extent nationally recognized private insurers apply stricter standards, the Tax Exempt Funds will be restricted by such standards in the purchase and retention of municipal securities.

     The IRS has issued revenue rulings indicating that (i) the fact that municipal obligations are insured will not affect their tax-exempt status and
(ii) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Code. While operation of the Tax Exempt Funds and the terms of the insurance policies on such Funds' securities may differ somewhat from those addressed by the revenue rulings, the Funds do not anticipate that any differences will be material or change the result with respect to the Funds.

     Insurers of the Tax Exempt Funds' municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Tax Exempt Funds' subadviser reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond insurance.

Mortgage-related Securities  Certain Funds may invest in mortgage-related
---------------------------
securities, such as GNMA or FNMA certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Fund by increasing the average life of the Fund's portfolio securities.

An Adjustable Rate Mortgage security ("ARM"), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.


Asset-backed Securities   Certain Funds may invest in asset-backed securities.
-----------------------
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a Collateralized Mortgage Obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.


Collateralized Mortgage Obligations ("CMO")   Certain Funds may invest in CMOs,
-------------------------------------------
which are backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.


"Stripped" Securities   Certain Funds may invest in stripped securities, which
---------------------
are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.


Zero-coupon Securities; Pay-in-kind and Step Coupon Securities  Certain Funds
--------------------------------------------------------------
may invest in zero-coupon, pay-in-kind and step coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon and pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.


When-issued Securities  Certain Funds may purchase "when-issued" equity
----------------------
securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to actual issuance. Each Trust's custodian will establish a segregated account for each Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.
Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.


Repurchase Agreements  Certain Funds may enter into repurchase agreements, by
---------------------
which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.


Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase
-----------------------------
agreements. However, a Fund may not engage in reverse repurchase agreements in excess of 5% of the applicable Fund's total assets. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund's records at the trade date and maintained until the transaction is settled.

Convertible Securities  Certain Funds may invest in convertible securities,
----------------------
including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.


Foreign Securities   Certain Funds may invest in foreign securities.  Such
------------------
investments present risks not typically associated with investments in comparable securities of U.S. issuers.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

     In addition, although a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.


     Certain Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts. American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") are types of depository receipts issued by U.S. banks and European banks, respectively.

     In addition, certain Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.


     In determining whether to invest in securities of foreign issuers, CDC IXIS Advisors, L.P. ("CDC IXIS Advisors", formerly Nvest Funds Management, L.P.) or the subadviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency   Most foreign securities in the Funds' portfolios will be
----------------
denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

     A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.


Foreign Currency Hedging Transactions   To protect against a change in the
-------------------------------------
foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures, Options and Swap Contracts" below.


Privatizations   In a number of countries around the world, governments have
--------------
undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as "privatizations" and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.


Investments in Other Investment Companies   Because of restrictions on direct
-----------------------------------------
investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for a Fund to invest in such countries. In other cases, when a Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

Futures, Options and Swap Contracts
-----------------------------------


Futures Contracts A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.


     When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date.
Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.


Options An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.


     A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund in a segregated account with its custodian.

     A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option.
Closing a written put option will permit the Fund to write another put option secured by the segregated assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.


     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

     As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

     Certain Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

     A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     Certain Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.


     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     Certain Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     All call options written by a Fund on foreign currencies will be covered.
A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio.
A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

Futures and Options on Tax-exempt Bonds and Bond Indices   Municipal Income
Fund, Massachusetts Fund and California Fund may also purchase and sell interest rate futures contracts and tax-exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.


Swap Contracts   Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks   The use of futures contracts, options and swap contracts involves risks.
One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.


     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.


     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.


     An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-counter Options An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

     The staff of the SEC has taken the position that over-the-counter options on U.S. government securities and the assets used as cover for written over-the-counter options on U.S. government securities should generally be treated as illiquid securities for purposes of restricting investments in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which
(i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conduct its operations in conformity with the views of the SEC staff on such matters.

     Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax-exempt bonds for that purpose.

     The Funds intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

Future Developments The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Short Sales  Certain Funds may sell securities short "against the box", that is:
-----------
(1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. A Fund may make short sales of securities only if at all times when a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and in equal amount to, the securities sold short.

     In a short sale against the box, a Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Star Advisers Fund, Star Small Cap Fund and Star Worldwide Fund currently expect that no more than 20%, 25% and 20% of their total assets, respectively, would be involved in short sales against the box.

Illiquid Securities (Rule 144A Securities and Section 4(2) Commercial Paper)
----------------------------------------------------------------------------
Illiquid securities are those that are not readily resaleable, which may include securities whose disposition is restricted by federal securities laws.

     Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by each Trust's Board of Trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Loans of Portfolio Securities  Certain Funds may lend up to 33 1/3% of their
-----------------------------
total assets (taken at current value) in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. These Funds will continue to benefit from interest or dividends on the securities loaned and may also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Boards of Trustees of the Trusts or persons acting pursuant to the direction of the Boards.

     These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-term Trading  Certain Funds may, consistent with their investment
------------------
objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any subadviser's investment discretion in managing its segment or segments of a Fund's assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. Portfolio turnover rates for the Government Securities Fund and Star Advisers Fund differed significantly over the two most recently completed fiscal years due to changes in the number of securities transactions made by these Funds.

Money Market Instruments  A Fund may seek to minimize risk by investing in money
------------------------
market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal and that the Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed.

     Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

Temporary Strategies  A Fund has the flexibility to respond promptly to changes
--------------------
in market and economic conditions. In the interest of preserving shareholders' capital, the adviser and subadviser(s) of a Fund may employ a temporary defensive strategy if they determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U. S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U. S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money instruments.

--------------------------------------------------------------------------------

                           MANAGEMENT OF THE TRUSTS

--------------------------------------------------------------------------------

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of the shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

Trustees
--------

     Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trusts as defined in the Investment Company Act of 1940 (the "1940 Act").

GRAHAM T. ALLISON, JR.--Trustee (61); 79 John F. Kennedy Street, Cambridge,
                        -------
     Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (56); 452 Fifth Avenue, New York, New York 10018;
                 -------
     Chairman of the Audit Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum, Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business;

KENNETH J. COWAN -- Trustee (69); One Beach Drive, S.E. #2103, St. Petersburg,
                    -------
     Florida 33701; Chairman of the Contract Review and Governance Committee for the Trusts; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (57); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
                 -------
     20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University; Trustee, Council for Excellence in Government (not for profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (investments).

*JOHN T. HAILER - President and Trustee (40); President and Chief Executive
                  ---------------------
     Officer, CDC IXIS Distributors, L.P. (the "Distributor") (formerly Nvest Funds Distributor, L.P.); President and Chief Executive Officer, CDC IXIS Distribution Corporation (formerly Nvest Distribution Corporation); President and Chief Executive Officer, CDC IXIS Advisors; formerly, Senior Vice President, Fidelity Investments Institutional Services Company; formerly, Senior Vice President and Director of Retail Business Development, Putnam Investments; Director, Home for Little Wanderers.

SANDRA O. MOOSE -- Trustee (59); Exchange Place, Boston, Massachusetts 02109;
                   -------
     Member of the Audit Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communications services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- Trustee (68); 200 Unicorn Park Drive, Woburn, Massachusetts
                 -------
     01801; Member of the Audit Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives).

*    PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
                      ----------------------------------------------------------
     (54); Director, President and Chief Executive Officer, CDC IXIS Asset Management - North America ("CDC IXIS Asset Management - North America", formerly Nvest Companies, L.P.); Director, CDC IXIS Asset Management Services; Director, CDC IXIS Distribution Corporation; Director of various affiliates of CDC IXIS Advisors; formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange Listed Company Advisory Committee.

PENDLETON P. WHITE -- Trustee (70); 6 Breckenridge Lane, Savannah, Georgia
                      -------
    31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the Nvest Funds is comprised solely of disinterested trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

The Audit Committee of the Nvest Funds is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and polices, regulations of the SEC and Internal Revenue Service (the "IRS") as well as operational issues relating to the transfer agent.

Officers
--------

     Officers of the Trusts, in addition to Mr. Voss, and their ages (in parentheses) and principal occupations during at least the past five years are listed below.

     THOMAS P. CUNNINGHAM - Treasurer (55); Senior Vice President, CDC IXIS
                            ---------
     Asset Management Services; Senior VicePresident, CDC IXIS Advisors; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company, formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - Secretary and Clerk (36); Director, CDC IXIS Distribution
                    -------------------
     Corporation; Senior Vice President, General Counsel, Secretary and Clerk, Distributors, Senior Vice President, General Counsel, Secretary and Clerk, CDC IXIS Advisors; Executive Vice President, General Counsel, Secretary and Clerk, CDC IXIS Asset Management Services; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual funds service company); formerly, Vice President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

     Each person listed above holds the same position(s) with all three Trusts. Previous positions during the past five years with the Distributor or CDC IXIS Advisors are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees," each of the Trusts' trustees is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts c/o Nvest Funds is 399 Boylston Street, Boston, Massachusetts 02116.


Trustee Fees
------------

     The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.

     Each Independent Trustee (as defined below) receives, in the aggregate for serving on the Board of Trustees of the Trusts and Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust (all five trusts collectively, the "Nvest Funds Trusts"), comprising as of _____________________ a total of 28 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. The term "Independent Trustee" means those who are not "interested persons" of the relevant Trust (as defined by the 1940 Act) and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the relevant Board of Trustees.

     During the fiscal year ended December 31, 2000, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of the other Nvest Funds Trusts.


                          Aggregate        Aggregate           Aggregate         Pension or
                         Compensation     Compensation        Compensation       Retirement           Estimated           Total
                            from             from                 from        Benefits Accrued         Annual         Compensation
                         Nvest Funds      Nvest Funds         Nvest Funds     as Part of Fund        Benefits          from the
                           Trust I         Trust II            Trust III         Expenses              Upon       Nvest Funds Trusts
    Name of Trustee        in 2000*        in 2000*            in 2000*           in 2000           Retirement         in 2000*
    ---------------        --------        --------            --------           -------           ----------         --------
Graham T. Allison, Jr.      $42,033         $10,158              $1,490             $0                 $0                $60,000
Daniel M. Cain              $44,836         $10,835              $1,589             $0                 $0                $64,000
Kenneth J. Cowan            $44,836         $10,835              $1,589             $0                 $0                $64,000
Richard Darman              $42,033         $10,158              $1,490             $0                 $0                $60,000
Sandra O. Moose             $42,033         $10,158              $1,490             $0                 $0                $60,000
John A. Shane               $42,033         $10,158              $1,490             $0                 $0                $60,000
Pendleton P. White          $42,033         $10,158              $1,490             $0                 $0                $60,000
Peter S. Voss               $     0         $     0              $    0             $0                 $0                $     0
John T. Hailer              $     0         $     0              $    0             $0                 $0                $     0

 *Amounts include payments deferred by trustees for 2000. The total amount of deferred compensation for all periods to date accrued for the trustees follows:
 Allison ($850,096); Cain ($68,368); Cowan ($101,680); and Darman ($69,575).

     The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees. Each Fund will make an investment in the selected Fund(s) in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

    At _________________, the officers and trustees of the Trusts as a group owned less than _____________ 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements
-----------------------------------

     Each Fund's advisory agreement between the Fund and CDC IXIS Advisors (between the Fund and Capital Growth Management Limited Partnership ("CGM"), in the case of Growth Fund) provides that the adviser (CDC IXIS Advisors or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. CDC IXIS Advisors is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund's assets in accordance with its investment objectives and policies.

     Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. In the case of Funds with Class Y shares, certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and Class Y shares on the other hand. (See "Description of the Trust and Ownership of Shares.")

     Each Fund's advisory agreement and (except in the case of Growth Fund) each Fund's subadvisory agreement(s) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each Trust has received an exemptive order from the SEC that permits CDC IXIS Advisors to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisors, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

     Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     CDC IXIS Advisors oversees the portfolio management services provided to the Funds by each of the subadvisers. Subject to the review of the Trust's trustees, CDC IXIS Advisors monitors each subadviser to assure that the subadviser is managing its segment of a Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, CDC IXIS Advisors and CDC IXIS Asset Management Services also provide each Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. CDC IXIS Advisors does not, however, determine what investments will be purchased or sold for any Fund. Because each subadviser manages its portfolio independently from the others, the same security may be held in two different segments of a Star Fund or may be acquired for one segment of the Star Fund at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate. Because each subadviser directs the trading for its segment of a Star Fund, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire Star Fund.

Information about the Organization and Ownership of the Advisers and Subadvisers
--------------------------------------------------------------------------------
of the Fund
-----------

     CDC IXIS Advisors, formed in 1995, is a limited partnership whose sole general partner, CDC IXIS Distribution Corporation, is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. ("CDC IXIS Asset Management Holdings", formerly Nvest Holdings, L.P.), which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management - North America. CDC IXIS Distribution Corporation is also the sole general partner of the Distributor and the sole shareholder of CDC IXIS Asset Management Services, Inc. CDC IXIS Asset Management Services", formerly Nvest Services Company, Inc.), the transfer and dividend disbursing agent of the Funds. CDC IXIS Asset Management - North America owns the entire limited partnership interest in each of CDC IXIS Advisors and the Distributor. CDC IXIS Asset Management Services has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to third parties.

     CDC IXIS Asset Management - North America is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution which, in turn, is wholly-owned by the French government. CDC IXIS Asset Management - North America is wholly-owned by CDC Asset Management, a French entity that is part of CDC.

     The eighteen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management - North America, collectively, have more than $___ billion of assets under management or administration as of ________________.

     Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, Back Bay Advisors, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings. CDC IXIS Asset Management - North America owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors specializes in fixed-income management and provides investment management services to institutional clients, including other registered investment companies and accounts of New England Financial and its affiliates.

     Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest investment management firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings. CDC IXIS Asset Management - North America owns the entire limited partnership interest in Loomis Sayles.

     CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. CDC IXIS Asset Management - North America owns a majority limited partnership interest in CGM. Prior to March 1, 1990, Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, Nvest Zenith Fund's Capital Growth Series and Nvest Variable Annuity Fund I. CGM also provides investment advice to other mutual funds and other institutional and individual clients.

     Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings. CDC IXIS Asset Management - North America owns the entire limited partnership interest in Westpeak.

     Kobrick Funds LLC ("Kobrick"), a Delaware limited liability company, was formed to succeed to the business a predecessor limited liability company also named Kobrick Funds LLC (the "Kobrick Predecessor"). The Kobrick Predecessor was formed in 1998 as the result of a reorganization of its predecessor, Kobrick-Cendant Funds,

Inc., an investment manager. Kobrick, a wholly-owned subsidiary of CDC IXIS Asset Management -North America, is engaged in the business of investment management.



     Jurika & Voyles, L.P., ("Jurika & Voyles") founded in 1983, has discretionary management authority with respect to assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charities, mutual funds and individuals. Jurika & Voyles, a wholly-owned subsidiary of CDC IXIS Asset Management - North America, is engaged in the business of investment management.

     Harris Associates L.P. ("Harris Associates") was organized in 1995 to succeed to the business of a predecessor limited partnership also named Harris Associates L.P., which together with its predecessor had advised and managed mutual funds since 1970. Harris Associates is a limited partnership whose sole general partner is Harris Associates Inc., a wholly-owned subsidiary of CDC IXIS Asset Management Holdings. CDC IXIS Asset Management - North America owns the entire limited partnership interest in Harris Associates. Harris Associates also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

     Montgomery Asset Management, LLC ("Montgomery"), was formed in 1990 and provides investment advisory services to retail and institutional clients which include some of the largest pension funds, foundations and endowments in the United States, Canada and Europe. An affiliate of Commerzbank AG, one of the largest publicly held commercial banks in Germany. Montgomery Asset Management is a limited liability company.

     RS Investment Management, L.P. ("RS Investment Management") (formerly, Robertson, Stephens & Company Investment Management, L.P.) was formed in 1993 and provides investment advisory services to both private and public investment funds. On February 26, 1999, Robertson Stephens Investment Management Co. LLC purchased Robertson Stephens Investment Management Co. and its subsidiary, RS Investment Management, from BankAmerica Corporation.

     Vaughan, Nelson, Scarborough & McCullough, L.P. ("VNSM") was formed in 1970 and provides investment advisory services to foundations, university endowments, corporate retirement plans and individuals. VNSM is a limited partnership whose sole general partner Vaughan, Nelson, Scarborough & McCullough, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings. CDC IXIS Asset Management - North America owns the entire limited partnership interest in VNSM.


Allocation of Investment Opportunity Among Funds and Other Investors Managed by Advisers and Subadvisers; Cross Relationships of Officers and Trustees

     Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts.
Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The Trusts' trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

     Loomis Sayles has organized its business into six investment platforms:
Core Bond, Fixed Income Management, Growth Equity Management, International Equity Management, Investment Counseling and Value Equity Management Group. The Fixed Income Management Group makes investment decisions for the Nvest Strategic Income Fund. The Value Equity Management Group makes investment decisions for the value equity segment of the Nvest Balanced Fund and the segment of the Nvest Star Advisers and Nvest Star Value Funds managed by Loomis Sayles. The Growth Equity Management Group makes investment decisions for Mid Cap Growth Fund, Equity Research Fund, Loomis Sayles' segment of the Nvest Star Small Cap Fund and the growth equity segment of the Nvest Balanced Fund. The Core Bond Group makes investment decisions for the Nvest High Income Fund and the fixed income segment of the Nvest Balanced Fund. The International Equity Group makes investment decisions for the Nvest International Equity Fund and the segment of the Nvest Star Worldwide Fund managed by Loomis Sayles. The platforms make investment decisions independently of one another. These platforms also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles' investment platforms sometimes invest in securities in which Mid Cap Growth, Equity Research, Nvest Balanced, Nvest Star Advisers, Nvest Star Small Cap, Nvest Star Value, Nvest Star Worldwide, Nvest High Income, Nvest Strategic Income and Nvest International Equity Funds also invest. If one of these Funds and such other clients advised or subadvised by the same investment platform of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each Fund or client advised or subadvised by that investment platform. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the Trusts' trustees that the desirability of retaining Loomis Sayles as subadviser for Strategic Income, Balanced, Star Advisers, Star Small Cap, Star Value, Star Worldwide, High Income and International Equity Funds outweighs the disadvantages, if any, which might result from these practices.


     Certain officers and trustees of the Growth Fund also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Growth Fund also invests. If the Growth Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Growth Fund purchases or sells. In other cases, however, it is believed that these practices may benefit Growth Fund. It is the opinion of the trustees of Nvest Funds Trust I that the desirability of retaining CGM as adviser for the Growth Fund outweighs the disadvantages, if any, which might result from these practices.

     The segment of the Star Advisers Fund managed by Kobrick and one or more of the other mutual funds or clients to which Kobrick serves as investment adviser, may from time to time, purchase or sell the same securities or have the same securities under consideration for purchase or sale. In those instances when securities transactions are carried on at the same time on behalf of the Fund and such other mutual funds and accounts, transactions in such securities for such accounts may be grouped with securities transactions carried out on behalf of the Fund. The practice of grouping orders of various accounts will be followed in order to obtain benefit of best prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions will be allocated as to amount and price in a manner considered equitable to each account so that each receives, to the extent practicable, the average price for such transactions. Transactions will not be grouped unless it is Kobrick's judgment that such aggregation is consistent with its duty to seek best execution (which includes the duty to seek best price) for the Fund. The books and records of the Fund and any such other account will separately reflect, for each account, the orders of which are aggregated and the securities held by and bought and sold for that account. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the segment of the Star Advisers Fund managed by Kobrick purchases or sells. In other cases, however, it is believed that these practices may benefit the segment. It is the opinion of the trustees of Nvest Funds Trust I that the desirability of retaining Kobrick as a subadviser for this segment outweighs the disadvantages, if any, that might result from these practices.

     Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which Growth and Income Fund, Capital Growth Fund, and Star Value Fund (Westpeak segment) also may invest. When the Funds and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each (or if filled over the course of more than one day, allocated randomly using algorithms generated by its trade order management system). It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Funds. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Funds or the price at which a security may be sold. It is the opinion of the trustees of the Trusts that the desirability of retaining Westpeak as subadviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Jurika & Voyles) that may invest in securities in which the Bullseye Fund may invest. Where Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees of Nvest Funds Trust III are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

     Certain officers and employees of Harris Associates have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Harris Associates) that may invest in securities in which Star Advisers Fund, Star Worldwide Fund, Star Value Fund and/or Star Small Cap Fund may invest. Where Harris Associates determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Harris Associates to the participating accounts. In situations in which advisory accounts have competing interests in a limited investment opportunity, Harris Associates will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, the amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Harris Associates' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of Star Advisers Fund, Star Worldwide Fund, Star Value Fund and Star Small Cap Fund to participate in larger volume transactions in this manner will in some cases produce better executions for these Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to these Funds or the price at which a security may be sold. The trustees of Nvest Funds Trust I are of the view that the benefits of retaining Harris Associates as a subadviser to Star Advisers Fund, Star Worldwide Fund, Star Value Fund and Star Small Cap Fund outweigh the disadvantages, if any, that might result from participating in such transactions.

     In addition to managing segments of Star Worldwide Fund and Star Small Cap Fund portfolios, Montgomery serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Montgomery may effect purchases and sales of the same investment securities for Star Worldwide Fund and/or Star Small Cap Fund and for one or more other investment accounts. In such cases, it will be the practice of Montgomery to allocate the purchase and sale transactions among the Funds and the accounts in such manner as it deems equitable. In making such allocation, among the main factors to be considered are the respective investment objectives of the Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Funds and each account, the size of investment commitments generally held by the Funds and each account and the opinions of the persons at Montgomery responsible for selecting investments for the Funds and the accounts. It is the opinion of the trustees of Nvest Funds Trust I that the desirability of retaining Montgomery as a subadviser to Star Worldwide Fund and Star Small Cap Fund outweighs the disadvantages, if any, which might result from these procedures.


     In addition to managing a segment of Star Value Fund portfolio and Large-Cap Value Fund, VNSM serves as investment adviser to foundations, university endowments and corporate retirement and family/individual core funds. Portfolio transactions for each client account are generally completed independently, except when decisions are made to purchase or sell the same securities for a number of client accounts simultaneously. In this event, the transactions are averaged as to the price and allocated as to amount in accordance with the daily purchase or sale orders actually placed for each client account. Such orders are combined when possible to facilitate best execution, as well as for the purpose of negotiating more favorable brokerage commissions. In those instances when securities transactions are carried on at the same time on behalf of the Fund and such other mutual funds and accounts, transactions in such securities for such accounts may be grouped with securities transactions carried out on behalf of the Fund. The practice of grouping orders of various accounts will be followed in order to obtain benefit of best prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions will be allocated to amount and price in a manner considered equitable to each account so that each receives, to the extent practicable, the average price for such transactions. Transactions will not be grouped unless it is Montgomery's judgment that such aggregation is consistent with its duty to seek best execution (which includes the duty to seek best price) for the Fund. The books and records of the Fund and any such other account will separately reflect, for each account, the orders of which are aggregated and the securities held by and bought and sold for that account. It is the opinion of the trustees of the Trusts that the desirability of retaining VNSM as a subadviser to Star Value Fund and Large-Cap Value Fund outweighs the disadvantages, if any, which might result from these procedures.

     Investment decisions for its segment of Star Small Cap Fund and for other investment advisory clients of RS Investment Management and its affiliates are made with a view to achieving their respective investment objectives.
Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in RS Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. RS Investment Management employs staffs of portfolio managers who draw upon a variety of resources for research information. It is the opinion of the trustees of Nvest Funds Trust I that the desirability of retaining RS Investment Management as a subadviser to Star Small Cap Fund outweighs the disadvantages, if any, which could result from these procedures.


Description of the Multi-adviser Approach of the Star Funds

     CDC IXIS Advisors believes that Star Funds' multi-adviser approach to equity investing -- one that combines the varied styles of the subadvisers in selecting securities for the Funds' portfolios -- offers a different investment opportunity than funds managed by a single adviser using a single style. CDC IXIS Advisors believes that assigning portfolio management responsibility for a Fund to several subadvisers, whose varying management styles have resulted in records of success, may increase the likelihood that the Fund may produce superior results for its shareholders, with less variability of return and less risk of persistent under-performance than a fund managed by a single adviser. Of course, past results should not be considered a prediction of future performance, and there is no assurance that a Fund will in fact achieve superior results over any period of time.

     On a daily basis, capital activity will be allocated equally by CDC IXIS Advisors among the segments of each Star Fund. However, CDC IXIS Advisors may, subject to review of the Trust's Board of Trustees, allocate net investment capital differently among any of the subadvisers. This action may be necessary, if, for example, a subadviser determines that it desires no additional investment capital. Similarly, because each segment of each Fund will perform differently from the other segments of the Fund depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of ________________, the percentages of Star Advisers Fund's net assets held in the segments of the Fund managed by Harris Associates, Kobrick and Loomis Sayles were 11%, 32%, and __%, respectively. As of _________________, the percentages of Star Worldwide Fund's net assets held in the segments of the Fund managed by Harris Associates (international segment), Harris Associates (domestic segment), Montgomery, and Loomis Sayles were 20%, 16%, 25% and 39%, respectively. As of ____________________, the percentages of the Star Small Cap Fund's net assets held in the segment of the Fund managed by RS Investment Management, Montgomery, Loomis Sayles and Harris Associates were 42%, 16%, 30%, and 12%, respectively. As of ____________________, the percentages of Star Value Fund's net assets held in the segments of the Fund managed by Harris Associates, VNSM, Loomis Sayles and Westpeak were 25%, 25%, 25% and 25%, respectively.

     Although it reserves the right to do so, subject to the review of the Trust's trustees, CDC IXIS Advisors does not intend to reallocate the assets of any Fund among the segments to reduce differences in size.




     CDC IXIS Advisors may terminate any subadvisory agreement without shareholder approval. In such case, CDC IXIS Advisors may either enter into an agreement with another subadviser to manage the Fund or Star Fund segment or will allocate the segment's assets among the other segments of the Star Fund.

     Distribution Agreements and Rule 12b-1 Plans.  Under a separate agreement
     --------------------------------------------
with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. Under these agreements (the "Distribution Agreements"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

     The Distributor is compensated under each agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of each Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.


     Each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust (Note that the Massachusetts Fund, California Fund and Municipal Income Fund do not offer Class C shares).

     Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In the case of the Class B shares, the Distributor pays investment dealers the first year's service fee at the time of sale, in the amount of up to 0.25% of the amount invested.
In the case of Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.

     The service fee may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

     Prior to __________________, to the extent that the Distributor's reimbursable expenses in prior years exceeded the maximum amount payable under the relevant Plan for that year, such expenses could be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 2000 from previous plan years for the Stock Funds were as follows: $_________ for Capital Growth Fund; $___________ for Balanced Fund; $___________ for Growth Fund; $_______ for
International Equity Fund and $_________ for Star Value Fund. The Class B and C share service fees for all Funds which have such classes of shares, and the Class A share service fee for Growth and Income Fund, are payable regardless of the amount of the Distributor's related expenses. The amounts of unreimbursed expenses carried over into 2000 from previous plan years with respect to the Class A shares of the Bond Funds are as follows: $__________ for Government Securities Fund; $___________ for the Limited Term U.S. Government Fund; $___________ for Short Term Corporate Income Fund; $______________ for Bond Income Fund; and $______________ for Municipal Income Fund.

     Class A shares of Limited Term U.S. Government Fund and Massachusetts Fund pay a monthly distribution fee at an annual rate not to exceed 0.10% of each Fund's average daily net assets. This fee is payable only to reimburse the Distributor for expenses incurred in connection with the distribution of each Fund's shares, but unreimbursed expenses can be carried forward into future years.

     Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer.

     Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such disinterested persons.

     Many of the Distributor's sales and servicing efforts involve the Funds as well as other mutual funds that are part of the Nvest Funds Trusts and Nvest Kobrick Investment Trust (together with the Funds, "Nvest Funds"). Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other Nvest Funds. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Nvest Funds based on their relative net assets. Expenses allocated to each Nvest Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

     The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds' shares. The Distributor may, at its expense, pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of CDC IXIS Asset Management - North America and may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares. (Note that the Bullseye Fund, Large Cap Value Fund, Massachusetts Fund, California Fund and Municipal Income Fund do not offer Class Y shares.)

     The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

     With the exception of the Distributor and its direct and indirect parent companies, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

     The Distributor controls the words "Nvest" in the names of the Trusts and the Funds and if it should cease to be the principal distributor of the Funds' shares, the Trusts or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Kobrick Capital Fund, Kobrick Emerging Growth Fund, Kobrick Growth Fund (together, the "Kobrick Funds"), Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.

     The portion of the various fees and expenses for Class A, B, and with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.

Bond Funds
----------

     For Class A shares of the Bond Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Bond Funds that are paid to securities dealers are shown below:

All Bond Funds Except Short Term Corporate Income Fund and Limited Term U.S. Government Funds
                                     Maximum             Maximum Reallowance            Maximum                 Maximum
                                   Sales Charge            or Commission               First Year              First Year
                                Paid by Investors       (% of offering price)         Service Fee             Compensation
Investment                    (% of offering price)                              (% of net investment)   (% of offering price)
Less than  $100,000                     4.50%                    4.00%                     0.25%                   4.25%
$100,000 - $249,999                     3.50%                    3.00%                     0.25%                   3.25%
$250,000 - $499,999                     2.50%                    2.15%                     0.25%                   2.40%
$500,000 - $999,999                     2.00%                    1.70%                     0.25%                   1.95%

Investments of $1 million or more
First $3 million                        none                     1.00%(2)                  0.25%                   1.25%
Excess over $3 million (1)              none                     0.50%(2)                  0.25%                   0.75%

Investments with no                     none                     0.00%                     0.25%                   0.25%
Sales Charge (3)

Short Term Corporate Income and Limited Term U.S. Government Funds
Less than  $100,000                     3.00%                    2.70%                     0.25%                   2.95%
$100,000 - $249,999                     2.50%                    2.15%                     0.25%                   2.40%
$250,000 - $499,999                     2.00%                    1.70%                     0.25%                   1.95%
$500,000 - $999,999                     1.25%                    1.00%                     0.25%                   1.25%

Investments of $1 million or more
First $3 million                        none                     1.00%(2)                  0.25%                   1.25%
Excess over $3 million (1)              none                     0.50%(2)                  0.25%                   0.75%

Investments with no                     none                     0.00%                     0.25%                   0.25%
Sales Charge (3)


(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the Funds (except Municipal Income Fund), which are described in a separate prospectus.

(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B and C shares of the Bond Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Bond Funds that are paid to securities dealers are shown below:

Short Term Corporate Income and Limited Term U.S. Government Funds
All amounts for
Class B                  None         2.75%       0.25%       3.00%
Class C
amounts
purchased at
NAV  (1)                 None         1.00%       0.00%       1.00%
All other
amounts for
Class C                  1.00%        2.00%       0.00%       2.00%


(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B and C Shares under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.




Short Term Corporate Income and Limited Term U.S. Government Funds


(Class B only for Municipal Income and Government Securities Funds)

All amounts for
Class B                  None                      2.75%                   0.25%                   3.00%
Class C
amounts
purchased at
NAV  (1)                 None                      1.00%                   0.00%                   1.00%
All other
All amounts for
amounts for
Class B                  None                      3.75%                   0.25%                   4.00%
Class C                  1.00%                     2.00%                   0.00%                   2.00%
amounts
purchased at
NAV (1)                  None                      1.00%                   0.00%                   2.00%
All other
amounts for
Class C                  1.00%                     2.00%                   0.00%                   2.00%


(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B, and C shares of the Bond Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.


Massachusetts Fund

     For Class A shares of the Massachusetts Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the Massachusetts Fund that are paid to securities dealers are shown below:

                                    Maximum            Maximum Reallowance or             Maximum                  Maximum
                                  Sales Charge               Commission                 First Year                First Year
                               Paid by Investors        (% of offering price)           Service Fee              Compensation
Investment                   (% of offering price)                                 (% of net investment)    (% of offering price)
Less than  $ 50,000                   4.25%                     3.75%                       0.25%                    4.00%
$50,000 -  $ 99,999                   4.00%                     3.50%                       0.25%                    3.75%
$100,000 - $249,999                   3.50%                     3.00%                       0.25%                    3.25%
$250,000 - $499,999                   2.50%                     2.15%                       0.25%                    2.40%
$500,000 - $999,999                   2.00%                     1.70%                       0.25%                    1.95%

Investments of $1 million or more
First $3 Million                      none                      1.00%(1)                    0.25%                    1.25%
Excess over $3 Million                none                      0.50%(1)                    0.25%                    0.75%

Investments with no Sales             none                      0.00%                       0.25%                    0.25%
 Charge(2)

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for the Massachusetts Fund under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B shares service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the Massachusetts Funds that are paid to securities dealers are shown below:

                                                          Maximum                 Maximum
                            Maximum Reallowance          First Year              First Year
                               or Commission            Service Fee             Compensation
Investment                 (% of offering price)   (% of net investment)   (% of offering price)
All amounts for Class B            3.75%                   0.25%                   4.00%


California Fund
---------------

     For Class A shares of the California Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the Plan remains in effect. The portion of the various fees and expenses for Class A shares of the California Fund that are paid to securities dealers are shown below:

                                  Maximum                  Maximum                   Maximum                 Maximum
                                Sales Charge             Reallowance                First Year              First Year
                             Paid by Investors          or Commission              Service Fee             Compensation
Investment                 (% of offering price)     (% of offering price)    (% of net investment)   (% of offering price)
Less than  $100,000                2.50%                    2.15%                      0.25%                   2.40%
$100,000 - $249,999                2.00%                    1.70%                      0.25%                   1.95%
$250,000 - $499,999                1.50%                    1.25%                      0.25%                   1.50%
$500,000 - $999,999                1.25%                    1.00%                      0.25%                   1.25%

Investments of $1 million or more
First $3 Million                   none                     1.00%(1)                   0.25%                   1.25%
Excess over $3 Million             none                     0.50%(1)                   0.25%                   0.75%

   Investments with no             none                     0.00%                      0.25%                   0.25%
 Sales Charge(2)

(1) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for the California Fund under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B shares of the California Fund that are paid to securities dealers are shown below:

                                               Maximum                         Maximum                        Maximum
                                           Reallowance  or                   First Year                      First Year
                                              Commission                     Service Fee                    Compensation
                                        (% of offering price)           (% of net investment)          (% of offering price)
All amounts for Class B                         3.75%                            0.25%                         4.00%

Stock Funds and Star Funds
--------------------------


     For Class A shares of the Stock Funds and the Star Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable for that year under the relevant service plan, these expenses may be carried forward for reimbursement in future years as long as the plan remains in effect. The portion of the various fees and expenses for Class A shares of the Stock and Star Funds that are paid to securities dealers are shown below:

                                  Maximum                Maximum                 Maximum                  Maximum
                                  Sales Charge           Reallowance or          First Year               First Year
                                  Paid by Investors      Commission              Service Fee              Compensation
Investment                        (% of offering price)  (% of offering price)   (% of net investment)    of offering price)
Less than $50,000*                         5.75%                   5.00%                    0.25%                 5.25%
$50,000 - $99,999                          4.50%                   4.00%                    0.25%                 4.25%
$100,000 - $249,999                        3.50%                   3.00%                    0.25%                 3.25%
$250,000 - $499,999                        2.50%                   2.15%                    0.25%                 2.40%
$500,000 - $999,999                        2.00%                   1.70%                    0.25%                 1.95%

Investments of $1 million or more
First $3 Million                           none                    1.00%(2)                 0.25%                 1.25%
Excess over $3 Million (1)                 none                    0.50%(2)                 0.25%                 0.75%
Investments with no Sales                  none                    0.00%                    0.25%                 0.25%
Charge(3)

* (Growth Fund only) For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.

(1) For investments by Retirement Plans (Plans under Sections 401(a) or 401(k) of the Code with investments of $1 million or more that have 100 or more eligible employees), the Distributor may pay a 0.50% commission for investments in excess of $3 million and up to $10 million. Those Plans with investments of over $10 million are eligible to purchase Class Y shares of the funds, which are described in a separate prospectus.
(2) These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.

(3) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectuses for Class A, B and C shares of the Stock Funds and the Star Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges."

     The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Stock and Star Funds that are paid to securities dealers are shown below:

                          Maximum Front-              Maximum                    Maximum                     Maximum
                          End Sales Charge            Reallowance or             First Year                  First Year
                          Paid by Investors           Commission                 Service Fee                 Compensation
        Investment        (% of offering price)       (% of offering price)      (% of net investment)       (% of offering price)
All amounts for           None                        3.75%                      0.25%                       4.00%

Class B
Class C amounts
purchased at NAV (1)      None                        1.00%                      0.00%                       1.00%
All other amounts
for Class C               1.00%                       2.00%                      0.00%                       2.00%


(1) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members as described in the Prospectus for Class A, B and C shares of the Stock Funds and Star Funds under the section entitled "Ways to Reduce or Eliminate Sales Charges." Also refers to any Class C share accounts established prior to December 1, 2000.

All Funds
---------

Each transaction receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the Contingent Deferred Sales Charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to FEP Capital, L.P. to compensate FEP Capital, L.P. for financing the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and FEP Capital, L.P. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A or Class C shares to investment dealers from time to time.

     For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Nvest Fund or if the account is registered in street name.


     The Distributor may at its expense provide additional concessions to dealers who sell shares of the Funds, including: (i) full reallowance of the sales charge of Class A or Class C shares, (ii) additional compensation with respect to the sale of Class A, B and C shares and (iii) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Nvest Funds' seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc. The participation of such firms in financial assistance programs is at the discretion of the firm.


     During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received commissions on the sale of Class A shares of Nvest Funds Trust I aggregating $8,591,707, $7,955,714 and $__________ respectively, of which $7,375,844, $6,807,853 and $_____________, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received CDSCs on the redemption of Class A, Class B and Class C shares of Nvest Funds Trust I aggregating $3,195,287, $3,862,850 and $_______________, respectively, of which $3,124,921, $3,603,038 and $______________, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from Nvest Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to Nvest Funds Trust I.


     During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received commissions on the sale of the Class A shares of Nvest Funds Trust II aggregating $2,348,271, $2,466,104 and 2000, respectively, of which $2,206,752, $2,113,378 and $_______________, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received CDSCs on the redemption of Class A, Class B and Class C shares of Nvest Funds Trust II aggregating $540,167, $857,306 and $______________ respectively, of which $497,662, $789,072 and $______________, respectively, was paid to FEP Capital,
L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from Nvest Funds Trust II's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to Nvest Funds Trust II.

     During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received commissions on the sales of the Class A shares of Nvest Funds Trust III aggregating $561,929, $79,050 and $__________________, respectively, of which $502,693, $67,250 and $_____________, respectively, was reallowed to other securities dealers and the balance retained by the Distributor. During the fiscal years ended December 31, 1998, 1999 and 2000, the Distributor received CDSCs on the redemption of Class A, Class B and Class C shares of Nvest Funds Trust III aggregating $51,773, $128,244 and $______________, respectively, of which $49,553, $123,951 and $______________, respectively, was paid to FEP Capital, L.P. and the balance retained by the Distributor. See "Other Arrangements" for information about amounts received by the Distributor from Nvest Funds Trust III's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to Nvest Funds Trust III.


     Custodial Arrangements.  State Street Bank and Trust Company ("State Street
     ----------------------
Bank"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

     Independent Accountants.  The Trusts' independent accountants are
     -----------------------
________________________, 160 Federal Street, Boston, Massachusetts 02110.  The
independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 2000 and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of said firm as experts in auditing and accounting.

Other Arrangements
------------------


     Pursuant to a contract between the Trusts and CDC IXIS Asset Management Services, CDC IXIS Asset Management Services acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay account services fees for Class A, B and C shares representing the higher dollar amount which is based upon either of the following calculations: (1) the annualized rate of 0.184% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible Nvest Assets (as defined below) are equal to or less than $5.7 billion; 0.180% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible Nvest Assets are greater than $5.7 billion and up to $10.7 billion; and 0.175% on the pro rata portion of each Fund's average daily net assets to the extent that the Total Eligible Nvest Assets are in excess of $10.7 billion (subject to an annual portfolio/class minimum of $18,000); or (2) the annual aggregate minimum fee of $10.5 million. "Total Eligible Nvest Assets" means the average daily net assets of all equity funds offered within the Nvest Family of Funds for which there are exchange privileges among the funds (currently the Nvest Stock Funds and the Kobrick Funds). CDC IXIS Asset Management Services has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CDC IXIS Asset Management Services pays BFDS a monthly per account fee.

     In addition, during the fiscal year ended December 31, 2000, CDC IXIS Asset Management Services performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CDC IXIS Asset Management Services provides the following services to the Funds: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. Subject to certain minimums, the Funds pay CDC IXIS Asset Management Services a fee equal to the annual rate of 0.035% of the first $5 billion of the Funds' average daily net assets, 0.0325% of the next $5 billion of the Funds' average daily net assets and 0.03% of the Funds' average daily net assets in excess of $10 billion for these services.


     For these services CDC IXIS Asset Management Services received fees from the Funds for the following fiscal years ending December 31, 1998, 1999 and 2000:

                                                               Fiscal Year Ended December 31,
                                                               ------------------------------

Fund                                                      1998                  1999                  2000
----                                                      ----                  ----                  ----
     Strategic Income                                     $ 72,358              $ 87,873

     Bond Income                                          $ 60,796              $ 93,528

     Municipal Income                                     $ 47,566              $ 57,743

     Government Securities                                $ 34,398              $ 39,373

     International Equity                                 $ 28,617              $ 29,210

     Growth                                               $298,419              $485,101

     Capital Growth                                       $ 50,067              $ 74,071

     Balanced                                             $ 82,246              $ 99,614

     Star Advisers                                        $191,247              $310,812

     Star Worldwide                                       $ 58,980              $ 74,470

     Star Small Cap                                       $ 35,775              $ 47,197

     Star Value                                           $ 90,930              $103,852

     High Income                                          $ 37,309              $ 50,720

     Short Term Corporate Income                          $ 45,463              $ 34,629

     Limited Term U.S. Government                         $ 56,908              $ 64,717

     Massachusetts                                        $ 35,876              $ 41,880

     California                                           $ 22,493              $ 23,808

     Growth and Income                                    $ 80,888              $153,450

     Bullseye                                             $ 13,737              $ 18,707

     Large Cap Value (formerly known as Equity            $ 21,298              $ 22,000
      Income

________________________________________________________________________________

                     PORTFOLIO TRANSACTIONS AND BROKERAGE
________________________________________________________________________________


     All Bonds Funds. In placing orders for the purchase and sale of portfolio
     ----------------
securities for each Fund, Back Bay Advisors and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers that provide Back Bay Advisors or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors or Loomis Sayles. The services may also be used by Back Bay Advisors or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

     All Stock Funds.  In placing orders for the purchase and sale of equity
     ----------------
securities, each Fund's adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Star Advisers Fund (Segment Advised by Kobrick).  Kobrick's policy is to
     ------------------------------------------------
seek for its clients, including its segment of the Fund managed by Kobrick, what in Kobrick's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with which Kobrick may do business, and Kobrick may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency) and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. Kobrick makes every effort to keep informed of commission rate structures and prevailing bid/ask spread characteristics of the markets and securities in which transactions for its segment of the Fund occurs. Against this background, Kobrick evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. Kobrick may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon Kobrick's judgment of the rate that reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases, including those used for portfolio analysis and modeling; and portfolio evaluation services and relative performance of accounts. Certain nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties that are paid for such services by the broker-dealers.

     Kobrick regularly reviews and evaluates the services furnished by broker-dealers. Some services may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, Kobrick allocates the cost of such services to determine the appropriate proportion of the cost that is allocable to purposes other than research or investment decision-making and is therefore paid directly by Kobrick. Some research and execution services may benefit Kobrick's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts that pay the commissions to the broker-dealer producing the services.

     Kobrick has no fixed agreements or understanding with any broker-dealer as to the amount of brokerage business which that firm may expect to receive for services supplied to Kobrick or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with Kobrick's obligation to obtain best execution and the policies set forth above.


     It is not Kobrick's policy to intentionally pay a firm a brokerage commission higher that that which another firm would charge for handling the same transaction in recognition of services (other than execution services); provided, however, that Kobrick is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, Kobrick relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934, to the extent applicable.

     All Equity Funds Advised by Loomis Sayles.  In placing orders for the
     ------------------------------------------
purchase and sale of securities for Balanced Fund, International Equity Fund and the segments of Star Advisers Fund, Star Small Cap Fund, Star Worldwide Fund and Star Value Fund advised by Loomis Sayles, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause these Funds or segments to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Fund and its other clients. Loomis Sayles' authority to cause these Funds or segments to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.

     Growth Fund Advised by CGM.  In placing orders for the purchase and sale of
     ---------------------------
portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers that make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker that CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

     Growth and Income Fund, Capital Growth Fund and Star Value Fund Segment
     -----------------------------------------------------------------------
(Advised by Westpeak).  In placing orders for the purchase and sale of
----------------------
securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund it manages to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


     Bullseye Fund and Value Equity Segment of Balanced Fund (Advised by
     -------------------------------------------------------------------
Jurika & Voyles).  In placing orders for the purchase and sale of portfolio
-----------------
securities for the Funds, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

     Jurika & Voyles selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Funds by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

     Jurika & Voyles may cause the Funds to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Funds in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Funds and its other clients. Jurika & Voyles' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

     Star Advisers, Star Worldwide, Star Value Fund and Star Small Cap Funds
     -----------------------------------------------------------------------
(Segments Advised by Harris Associates).  In placing orders for the purchase and
----------------------------------------
sale of portfolio securities for the segments of Star Advisers Fund, Star Worldwide Fund, Star Value Fund and Star Small Cap Fund advised by Harris Associates, Harris Associates always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers that make the market for such securities unless, in the judgment of Harris Associates, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers. Subject to the above standard, portfolio transactions for each Fund may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of Harris Associates.

     Harris Associates selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Harris Associates will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker that Harris Associates believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Harris Associates' expenses. Such services may be used by Harris Associates in servicing other client accounts and in some cases may not be used with respect to the Funds. Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Harris Associates may, however, consider purchases of shares of Star Advisers Fund, Star Worldwide Fund and Star Small Cap Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute Fund portfolio transactions.

     Harris Associates may cause its segments of Star Advisers Fund, Star Worldwide Fund, Star Value Fund and Star Small Cap Fund to pay a broker-dealer that provides brokerage and research services to Harris Associates an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Harris Associates must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Harris Associates' overall responsibilities to the Funds and its other clients. Harris Associates' authority to cause the Funds to pay such greater commissions is also subject to such policies as the trustees of the Trusts may adopt from time to time.


     Star Worldwide and Star Small Cap Funds (Segments Advised by Montgomery).
     -------------------------------------------------------------------------
In all purchases and sales of securities for its segments of the Funds, Montgomery seeks to obtain the most favorable execution available. Pursuant to the subadvisory agreements between CDC IXIS Advisors and Montgomery, Montgomery determines which securities are to be purchased and sold by its segments and which broker-dealers are eligible to execute its segments' portfolio transactions, subject to the instructions of, and review by, CDC IXIS Advisors and the trustees. Purchases and sales of securities within the United States other than on a securities exchange will generally be executed directly with a market-maker unless, in the opinion of Montgomery, a better price and execution can otherwise be obtained by using a broker for the transaction.


     For Star Worldwide Fund, Montgomery contemplates purchasing most equity securities directly in the securities markets located in developed countries or in the over-the-counter markets. In purchasing ADRs and EDRs (and other similar instruments), Montgomery's segments of Star Worldwide Fund may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which Montgomery's segment of Star Worldwide Fund may invest may be traded in the over-the-counter markets.

     Purchases of portfolio securities for the segments also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that this segment will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, Montgomery will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the segment of the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

     Montgomery may also consider the sale of Star Worldwide Fund and Star Small Cap Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for its segments. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

     While Montgomery's general policy is to seek first to obtain the most favorable execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to Montgomery, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by Montgomery in advising other clients. Montgomery considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under its subadvisory agreements with CDC IXIS Advisors, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the segments of the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Montgomery to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the segments of the Funds or assist Montgomery in carrying out its responsibilities to the segments of the Funds. The standard of reasonableness is to be measured in light of Montgomery's overall responsibilities to its segments. The trustees of the Trusts review all brokerage allocations where services other than best execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Fund.

     On occasion, situations may arise in which legal and regulatory considerations will preclude trading for the segments' accounts by reason of activities of Montgomery Securities, a broker-dealer affiliated with Montgomery, or its affiliates. It is the judgment of the trustees that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing their subadvisory arrangements with Montgomery and Montgomery's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

     Montgomery's sell discipline for the segments' investments is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by Montgomery in determining the appropriate investment horizon.

     At the company level, sell decisions are influenced by a number of factors, including current stock valuation relative to the estimated fair value range, or a high price-to-earnings ratio relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and declining financial flexibility, may also signal a sell.

     Star Small Cap Fund (Segment Advised by RS Investment Management).  It is
     ------------------------------------------------------------------
the policy of RS Investment Management, in effecting transactions in portfolio securities, to seek the best execution of orders. The determination of what may constitute best execution in a securities transaction involves a number of judgmental considerations, including, without limitation, the overall direct net economic result to this segment of the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions for this segment in the future, and the financial strength and stability of the broker.

     Subject to the policy of seeking best execution of orders at the most favorable prices, RS Investment Management may execute transactions with brokerage firms which provide research services and products to RS Investment Management. The phrase "research services and products" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities, the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and the obtainment of products such as third-party publications, computer and electronic access equipment, software programs, and other information and accessories that may assist RS Investment Management in furtherance of its investment advisory responsibilities to its advisory clients. Such services and products permit RS Investment Management to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Generally, it is not possible to place a dollar value on the benefits derived from specific research services and products. RS Investment Management may receive a benefit from these research services and products that is not passed on, in the form of a direct monetary benefit, to this segment of the Fund. If RS Investment Management determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, RS Investment Management may allocate the cost of such service or product accordingly. The portion of the product or service that RS Investment Management determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Any such allocation may create a conflict of interest for RS Investment Management. Subject to the standards outlined in this and the preceding paragraph, RS Investment Management may arrange to execute a specified dollar amount of transactions through a broker that has provided research products or services. Such arrangements do not constitute commitments by RS Investment Management to allocate portfolio brokerage upon any prescribed basis, other than upon the basis of seeking best execution of orders.

     Research services and products may be useful to RS Investment Management in providing investment advice to any of the funds or clients it advises. Likewise, information made available to RS Investment Management from brokers effecting securities transactions for such other funds and clients may be utilized on behalf of another fund. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client.

     Subject to the policy of seeking the best execution of orders, sales of shares of the Fund may also be considered as a factor in the selection of brokerage firms to execute portfolio transactions for this segment of the Fund.

     Because selection of executing brokers is not based solely on net commissions, the segment of the Fund advised by RS Investment Management may pay an executing broker a commission higher than that which might have been charged by another broker for that transaction. RS Investment Management will not knowingly pay higher mark-ups on principal transactions to brokerage firms as consideration for receipt of research services or products. While it is not practicable for RS Investment Management to solicit competitive bids for commissions on each portfolio transaction, consideration is regularly given to available information concerning the level of commissions charged in comparable transactions by various brokers. Transactions in over-the-counter securities are normally placed with principal market makers, except in circumstances where, in the opinion of RS Investment Management, better prices and execution are available elsewhere.

     Large-Cap Value Fund and Star Value Fund Segment Advised by VNSM.  In
     -----------------------------------------------------------------
placing orders for the purchase and sale of securities for Large-Cap Value Fund, VNSM selects only brokers or dealers that it believes are financially responsible and will provide efficient and effective services in executing, clearing and settling an order. VNSM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of VNSM, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

     Receipt of research services from brokers may sometimes be a factor in selecting a broker that VNSM believes will provide best execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce VNSM's expenses. Such services may be used by VNSM in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., VNSM may, however, consider purchases of shares of the Fund and other funds managed by VNSM by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

     In placing orders for the purchase and sale of securities for the Fund, VNSM may cause the Fund to pay a broker-dealer that provides the brokerage and research services to VNSM an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. VNSM must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or VNSM's overall responsibilities to the Trust and its other clients. VNSM's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

       Portfolio Trades of All Subadvisers   Subject to the overriding objective
       -----------------------------------
of obtaining the best possible execution of orders, each of the subadvisers may allocate brokerage transactions to affiliated brokers. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the trustees of the Trusts, including a majority of the Independent Trustees have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

     General
     -------

     Subject to procedures adopted by the Board of Trustees of each Trust, the Funds' brokerage transactions may be executed by brokers that are affiliated with CDC IXIS Asset Management - North America or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

     Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds' dealer in connection with such transactions.

     To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser or subadviser may allocate brokerage transactions in a manner that takes into account the sale of shares of one or more Funds distributed by the Distributor. In addition, the adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses, subject to the requirement that the adviser or subadviser will seek best execution.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

--------------------------------------------------------------------------------

               DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------

     Nvest Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "The New England Life Government Securities Trust"; from September 1986 to March 1994, its name was "The New England Funds"; from April 1994 to January 2000, its name was "New England Funds Trust I'; and since January 2000 the name of the Trust has been "Nvest Funds Trust I". Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial Fund of the Trust (the Fund now called Nvest Government Securities Fund) commenced operations on September 16, 1985. International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


            Corporation                                    Date of Commencement of Operations
            -----------                                    ----------------------------------
     NEL Growth Fund, Inc.*                                               1968
     NEL Retirement Equity Fund, Inc.**                                   1970
     NEL Equity Fund, Inc.***                                             1968
     NEL Income Fund, Inc.****                                            1973
     NEL Tax Exempt Bond Fund, Inc.*****                                  1977

         * Predecessor of the Growth Fund
        ** Predecessor of the Star Value Fund (prior to February 28, 2000 the name of the Fund was "Nvest Value Fund")
       *** Predecessor of the Balanced Fund
      **** Predecessor of the Bond Income Fund
     ***** Predecessor of the Municipal Income Fund


     Nvest Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single Fund (now the Growth and Income Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has six separate portfolios. The name of the Trust has changed several times since its organization - from its date of organization until December 1988, its name was "Investment Trust of Boston"; from December 1998 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until March 1994, its name was "TNE Funds Trust"; from April 1994 to January 2000, its name was "New England Funds Trust II" and since January 2000 the name of the Trust has been "Nvest Funds Trust II". High Income Fund and Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. Short Term Corporate Income Fund was organized in 1991 and commenced operations on October 18/th/ of that year. California Fund was organized in 1993 and commenced operations on April 23/rd/ of that year. Prior to December 1, 1998, the name of Short Term Corporate Income Fund was "Adjustable Rate U.S. Government Fund." Prior to May 1, 1999, the name of Growth and Income Fund, which was organized in 1931 and commenced operations on May 6/th/ of that year, was "Growth Opportunities Fund."

     Nvest Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The name of the Trust was "New England Funds Trust III" from the date of its organization until January 2000, at which time its name changed to "Nvest Funds Trust III". The Trust has five separate funds (Nvest Bullseye Fund, Nvest Large Cap Value Fund, Nvest Select Fund, Nvest Mid Cap Growth Fund and Nvest Equity Research Fund). Nvest Large Cap Value Fund was organized in 1995 and commenced operations on November 28, 1995. Nvest Bullseye Fund was organized in 1998 and commenced operations on March 31, 1998. Nvest Select Fund and Nvest Mid Cap Growth Fund were organized in 2001 and commenced operations March __, 2001. Nvest Equity Research Fund was organized in 2001 and is not currently offered to the public.

     The Declarations of Trust of Nvest Funds Trust I, Nvest Funds Trust II and Nvest Funds Trust III permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust's Board of Trustees may determine.
When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The shares of all the Funds (except as noted in each of the Fund's Prospectuses) are divided into four classes: Class A, Class B, Class C and Class
Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectuses. (Note that the Massachusetts Fund, California Fund and Municipal Income Fund do not offer Class C shares; and that the Bullseye Fund, Large Cap Value Fund, Massachusetts Fund, California Fund and Municipal Income Fund do not offer Class Y shares). Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.
     The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

     The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently.
Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declarations of Trust provide for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights
-------------

     Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

     The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of all three Trusts.

Code of Ethics
--------------

     The Funds, their advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics is on public file with, and is available from, the SEC.

--------------------------------------------------------------------------------

                               PORTFOLIO TURNOVER

--------------------------------------------------------------------------------

     A Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, thereby decreasing the Funds' total return. The portfolio turnover rate for the fiscal year ended December 31, 2000 was significantly higher for the Government Securities Fund and Star Advisers Fund compared to the prior two fiscal periods due to, among other things, the unprecedented volatility in the stock market during such period. The Funds expect that their portfolio turnover rates would ordinarily be somewhat lower than the portfolio turnover rates for December 31, 2000, although it is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Investment Adviser or subadviser believes that portfolio changes are appropriate.


--------------------------------------------------------------------------------

                               HOW TO BUY SHARES

--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Nvest Funds, or, in the case of a retirement account, the custodian or trustee.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the third business day after the order is made.

     Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use Nvest Funds Personal Access Line/R/ (800-225-5478, press 1) or Nvest Funds Web site (www.nvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by the Distributor within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.




--------------------------------------------------------------------------------

                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

--------------------------------------------------------------------------------

     The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

     The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The weekdays that the Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

     Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather, may be priced by another method that the Board of Trustees believes accurately reflects fair value.

     Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

     The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share or a Class C share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by CDC IXIS Asset Management Services or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or Y share of a Fund is the next-determined net asset value.




--------------------------------------------------------------------------------

                             REDUCED SALES CHARGES

--------------------------------------------------------------------------------

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below.

     Cumulative Purchase Discount. A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated-Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Nvest Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the Nvest Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Nvest Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Distributor, or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches the Distributor within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Accounts. Purchases of all series and classes of the Nvest Funds (excluding the Nvest Cash Management Trust and Nvest Tax Exempt Money Market Trust (the "Money Market Funds") unless the shares were purchased through an exchange another Nvest Fund) by or for an investor, the investor's spouse, parents, children, siblings, in-laws, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in any Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan. Any other group of individuals acceptable to the Distributor may also combine accounts for such purpose. The values of all accounts are combined to determine the sales charge.

     Combining with Other Series and Classes of the Nvest Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which excludes shares of the Money Market Funds unless such shares were purchased by exchanging shares of any other Nvest Fund). Shares owned by persons described in the preceding paragraph may also be included.

     Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

     Clients of Advisers or Subadvisers. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares and no front-end sales charge applies to investments of $25,000 or more in Class C shares of the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Offering to Employees of Metropolitan Life Insurance Company ("MetLife") and Associated Entities. There is no front-end sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Funds by any of the Trusts' advisers or subadvisers, the Distributor or any other company affiliated with New England Financial or MetLife; current and former directors and trustees of the Trusts; agents and general agents of New England Financial or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of New England Financial or MetLife or any insurance company affiliated with New England Financial or MetLife.

     Eligible Governmental Authorities. There is no sales charge or CDSC related to investments in Class A shares and there is no front-end sales charge related to investments in Class C shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. Class A or Class C shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

     Certain Broker-Dealers and Financial Services Organizations. Class A or Class C shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation based upon the average value of the Fund shares held by their customers. This compensation may be paid by CDC IXIS Advisors, Loomis Sayles and/or Harris Associates out of its own assets, and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees. Class C shares may be purchased at net asset value by an investor who buys through a Merrill Lynch omnibus account. However, a CDSC will apply if shares are sold within 12 months of purchase.

     Certain Retirement Plans. Class A and Class C shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by the Distributor. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

     Bank Trust Departments or Trust Companies. Class A and Class C shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

     Certain Accounts of Growth Fund. For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,000, a reduced sales charge of 5.50% of the offering price

(or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of Growth Fund if the total investment value of Growth Fund account after such sale is between (and including) $25,000 and $49,000.

     The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

________________________________________________________________________________

                              SHAREHOLDER SERVICES
________________________________________________________________________________


Open Accounts
-------------

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. CDC IXIS Asset Management Services may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B, Class C or Class Y shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)
----------------------------------------------------


     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to CDC IXIS Asset Management Services for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by CDC IXIS Asset Management Services upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CDC IXIS Asset Management Services, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)
----------------------------------------------------------------

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)
-----------------------------------------------------

     An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program
--------------------------------

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.

Exchange Privilege
------------------

     A shareholder may exchange the shares of any Fund (except that Class A shares of the California Fund may only be exchanged if such shares have been held for at least six months) for shares of the same class of any other Nvest Fund (subject to the investor eligibility requirements, if any, of the Nvest Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one Fund for shares of another Fund is a taxable event on which gain or loss may be recognized. In the case of Class A shares of the California Fund held less than six months, if exchanged for shares of any other Fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Exchanges of Class A shares of Short Term Corporate Income Fund (formerly Adjustable Rate U.S. Government Fund) purchased before December 1, 1998 will also pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. If you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes A, B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established on or after December 1, 2000 may exchange into Class C shares of an Nvest Fund subject to its sales charge and CDSC schedule. Class C shares in accounts of Nvest Cash Management Trust - Money Market Series established prior to December 1, 2000 or that have been previously subject to a front-end sales charge may exchange into Class C shares of a Nvest Fund without paying a front-end sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund or CDC IXIS Asset Management Services at 800-225-5478 or (2) a written exchange request to the Fund or CDC IXIS Asset Management Services, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.

     Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

The investment objectives of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds as set forth in the Prospectuses are as follows:

Stock Funds:
-----------

     Nvest AEW Real Estate Fund seeks above-average income and long-term growth of capital.

     Nvest Growth Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     Nvest Capital Growth Fund seeks long-term growth of capital.

     Nvest Balanced Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     Nvest Growth and Income Fund seeks opportunities for long-term capital growth and income.

     Nvest International Equity Fund seeks total return from long-term capital growth and dividend income.

     Nvest Star Advisers Fund seeks long-term growth of capital.

     Nvest Star Worldwide Fund seeks long-term growth of capital.

     Nvest Star Small Cap Fund seeks capital appreciation.

     Nvest Star Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     Nvest Large-Cap Value Fund seeks capital growth and dividend income.

     Nvest Bullseye Fund seeks long-term growth of capital.

Kobrick Funds:
--------------

     Kobrick Capital Fund seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

     Kobrick Emerging Growth Fund seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

     Kobrick Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that may have better than average long-term growth potential.

Bond Funds:
----------

     Nvest Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

     Nvest Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     Nvest Short Term Corporate Income Fund seeks a high level of current income consistent with preservation of capital.

     Nvest Strategic Income Fund seeks high current income with a secondary objective of capital growth.

     Nvest Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

     Nvest High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     Nvest Municipal Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Fund invests primarily in debt securities of municipal issuers ("municipal securities"), which pay interest that is exempt from regulary federal income tax but may be subject to the federal alternative minimum tax.

     Nvest Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal and Massachusetts personal income taxes.

     Nvest Intermediate Term Tax Free Fund of California seeks to maintain a high level of current income exempt from federal and California personal income taxes.

Money Market Funds:
------------------

     Nvest Cash Management Trust - Money Market Series seeks maximum current income consistent with preservation of capital and liquidity.

     Nvest Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

As of _________________, the net assets of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled over $___billion.

Automatic Exchange Plan (Class A, B and C Shares)
-------------------------------------------------


     As described in the Prospectus following the caption "Additional Investor Services," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15/th/ and 28/th /(or the first business day thereafter if either the 15/th/ or the 28/th/ is not a business day) until the account is exhausted or until CDC IXIS Asset Management Services is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from CDC IXIS Asset Management Services or your financial representative to establish an Automatic Exchange Plan.

Broker Trading Privileges
-------------------------


     The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Distributor no later than the time specified in such agreement; but, in any event, no later than 6:00 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.



Self-Servicing Your Account with Nvest Funds Personal Access Line(R) and Web
----------------------------------------------------------------------------
Site
----

     Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.nvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.nvestfunds.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Nvest Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Nvest Funds Personal Access Line(R), or Web Site at www.nvestfunds.com by an investor shall indicate agreement with the following terms and conditions:


              Nvest Funds Online and Telephonic Customer Agreement
NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web Site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

     The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NVEST FUNDS PERSONAL ACCESS LINE(R)

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Nvest Funds Personal Access Line(R) or the Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Nvest Funds should be sent to:

     Nvest Funds
     P O Box 8551
     Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

________________________________________________________________________________

                                  REDEMPTIONS
________________________________________________________________________________

     The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A, Class B and Class C shares. For purposes of the CDSC, an exchange of shares from one fund to another fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. For Class C shares and Class A shares subject to CDSC, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year, and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     For Class B shares purchased prior to May 1, 1997, the CDSC will be calculated as follows: 4% if redemption occurs within the first year, 3% if redemption occurs within the second year or third year, 2% if redemption occurs within the fourth year, 1% if redemption occurs within the 5th year and no CDSC for redemptions after the fifth year. Class C shares purchased prior to March 1, 1998 are not subject to a CDSC on redemption.

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Funds from time to time.


     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from CDC IXIS Asset Management Services or your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to their bank, in which case the shareholder must designate a bank account on their application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of their bank. Any change in the bank account so designated may be made by furnishing to CDC IXIS Asset Management Services or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CDC IXIS Asset Management Services, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, if may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     Checkwriting is available on Class A shares of Limited Term U.S. Government Fund and Short Term Corporate Income Fund. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. Limited Term U.S. Government Fund, Short Term Corporate Income Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

     The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

     The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

     A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Nvest Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.


     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.

Reinstatement Privilege (Class A and Class C shares only)
---------------------------------------------------------

     The Prospectus describes redeeming shareholders' reinstatement privileges for Class A and Class C shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

________________________________________________________________________________

                         STANDARD PERFORMANCE MEASURES
________________________________________________________________________________

Calculations of Yield
---------------------

     Each Fund (except Growth, Growth and Income, Star Advisers, Star Worldwide, Star Small Cap, Star Value, International Equity, Large Cap Value, Bullseye and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect.

     Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

     The Municipal Income Fund, the Massachusetts Fund and the California Fund each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax-exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket. To see the taxable equivalent yield calculation charts for these Funds, see the section entitled "Miscellaneous Investment Practices of the Funds."

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Calculation of Total Return and Average Annual Total Return.  Total return
     -----------------------------------------------------------
(including average annual total return) is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class' total return and average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) at the beginning of the period all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

Performance Comparisons
-----------------------

     Yield and Total Return.  Yields and total returns will generally be higher
     ----------------------
for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Inc. ("Morningstar") or Lipper, Inc. ("Lipper") as having similar investment objectives or styles.

     The Funds may cite their ratings, recognition or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month Treasury Bill return) from the fund's load adjusted total return score. This numerical score is then translated into rating categories with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both. Each Fund may also compare its performance or ranking against all funds tracked by Morningstar or another independent service, including Lipper.

     Lipper Indices and Averages are calculated and published by Lipper, an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The S&P 500 Index is a market capitalization-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

     The S&P 400 Index is a market capitalization-weighted and unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. This index is comprised of stocks in the middle capitalization range. Any midcap stocks already included in the S&P 500 Index are excluded from this index.

     The Lehman Aggregate Bond Index is a market capitalization-weighted aggregate index that includes nearly all debt issued by the U.S. Treasury, U.S. government agencies, U.S. corporations rated investment grade, and U.S. agency debt backed by mortgage pools.

     The Lehman U.S. Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury which must have at least one year to final maturity; all publicly issued debt of all agencies of the U.S. government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. government.

     The Lehman Intermediate U.S. Government Bond Index (the "Lehman Int. Government Index") is a market capitalization-weighted and unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years.

     The Lehman Government/Corporate Bond Index (the "Lehman G/C Index") includes securities in the Government and Corporate Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Corporate Index includes publicly issued U.S. corporate and Yankee debentures and secured notes that meet specified maturity, liquidity and quality requirements.

     The Lehman Intermediate Government/Corporate Bond Index (the "Lehman Int. G/C Index") is a market capitalization-weighted and unmanaged index composed of the Lehman Government and Corporate Bond indices which include bonds with maturities of up to ten years.

     The Lehman High Yield Corporate Bond Index is a market capitalization-weighted and unmanaged index of fixed-rate, noninvestment grade and coupon-bearing bonds with an outstanding par value of at least $150 million. Generally securities in the index must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service ("Fitch"). A small number of unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

     The Lehman Universal Bond Index is an unmanaged index representing 85% of the return of the Lehman Brothers Aggregate Bond Index, 5% of the Lehman Brothers High Yield Corporate Bond Index, 4% of the Lehman Brothers Emerging Market Index, 5% of Eurodollar instruments and 1% of Rule 144A Commercial Paper.


     The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximately 42,000 bonds.

     The Lehman Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index composed of publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of 1 to 5 years.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the Exchange.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The Russell 3000 Index is a market capitalization-weighted index that comprises 3,000 of the largest capitalized U.S. companies whose common stock is traded in the United States on the Exchange, the American Stock

Exchange and NASDAQ. The Russell 2000 Index represents the smallest 2,000 companies within the Russell 3000 Index as measured by market capitalization. The Russell 1000 Index represents the largest 1,000 companies within the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater growth orientation. The Russell 1000 Value Index is an unmanaged subset of stocks from the larger Russell 1000 Index, selected for their greater value orientation.

     The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market values (market price per share times the number of shares outstanding).

     The Morgan Stanley Capital International Europe, Australasia and Far East (Gross Domestic Product) Index (the "EAFE (GDP) Index") is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

     The Morgan Stanley Capital International World ND Index (the "MSCI World Index") is a market capitalization-weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.

     International Equity and Star Worldwide Funds may compare their performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

     Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

     Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for Nvest Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morningstar. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to CDC IXIS Asset Management - North America, its structure, goals and objectives and the advisory subsidiaries of CDC IXIS Asset Management - North America, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding CDC IXIS Asset Management - North America, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

     The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                       Investments At 8% Rate of Return

          5 yrs.   10       15       20       25       30
          -----   -----   ------   ------   ------   ------

$  50     3,698   9,208   17,417   29,647   47,868   75,015
   75     5,548  13,812   26,126   44,471   71,802  112,522
  100     7,396  18,417   34,835   59,295   95,737  150,029
  150    11,095  27,625   52,252   88,942  143,605  225,044
  200    14,793  36,833   69,669  118,589  191,473  300,059
  500    36,983  92,083  174,173  296,474  478,683  750,148


                       Investments At 10% Rate of Return

          5 yrs.    10       15       20       25         30
          -----   ------   ------   ------   ------   --------
$  50     3,904   10,328   20,896   38,285   66,895    113,966
   75     5,856   15,491   31,344   57,427  100,342    170,949
  100     7,808   20,655   41,792   76,570  133,789    227,933
  150    11,712   30,983   62,689  114,855  200,684    341,899
  200    15,616   41,310   83,585  153,139  267,578    455,865
  500    39,041  103,276  208,962  382,848  668,945  1,139,663

     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Nvest Funds. For example, the advertising and sales literature of any of the Nvest Funds, but particularly that of Star Worldwide Fund and International Equity Fund, may discuss all of the above international developments, including, but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the Nvest Funds or may have influenced past performance or may influence current or prospective performance of the Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

     The Distributor may make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, Fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

     Advertising and sales literature may also refer to the beta coefficient of the Nvest Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500 Index) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the Nvest Funds may be compared to the beta coefficients of other funds.

     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to the Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

________________________________________________________________________________

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
________________________________________________________________________________

     As described in the Prospectus, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

     Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Nvest Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Nvest Funds on or before the record date for such dividend or distribution.

     If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31/st/ of the succeeding year.

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are
engaged in the same, similar or related trades or businesses.   So long as it
qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31/st/ (or December 31/st/, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31/st/ of the year in which declared.

     Fund distributions paid to you either in cash or reinvested in additional shares (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts and California Funds, as described in the relevant Prospectuses) are generally taxable to you either as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. Distributions of net long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a maximum 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares.

     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

     Under the Code, the interest on so-called "private activity bonds" is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

     Each Fund's transactions, if any, in foreign currencies and foreign currency denominated bonds and its hedging activities are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Funds investing in foreign securities may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, each Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. Each Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, each Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

     Funds investing in foreign securities may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. Each Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If a Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

     Sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Currently, if shares have been held for more than one year, gain or loss realized will be taxed at long-term federal tax rates (generally taxed at a maximum 20% rate for noncorporate shareholders), provided the shareholder holds the shares as a capital asset. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a noncorporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18 percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election. A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     Each Fund (possibly excepting Municipal Income Fund, Massachusetts Fund and California Fund) is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates described above (or a reduced rate of withholding provided by treaty).

________________________________________________________________________________

                              FINANCIAL STATEMENTS
________________________________________________________________________________

     The financial statements of the Funds and the related reports of independent accountants included in the Funds' annual reports for the year ended December 31, 2000 are incorporated herein by reference. Each Fund's annual and semi-annual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report by telephone at (800) 225-5478 or by writing to the Distributor at: CDC IXIS Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

                                  APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation.
Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligors's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC:  An obligation rated 'CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B
                    MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                           Fort Worth Star-Telegram                Palm Beach Post
Adam Smith's Money World                     Fortune                                 Pension World
America OnLine                               Fox Network and affiliates              Pensions and Investments
Anchorage Daily News                         Fund Action                             Personal Investor
Arizona Republic                             Fund Decoder                            Philadelphia Inquirer
Atlanta Constitution                         Global Finance                          Porter, Sylvia (syndicated column)
Atlanta Journal                              (the) Guarantor                         Portland Oregonian
Austin American Statesman                    Hartford Courant                        Prodigy
Baltimore Sun                                Houston Chronicle                       Public Broadcasting Service
Bank Investment Marketing                    INC                                     Quinn, Jane Bryant (syndicated column)
Barron's                                     Indianapolis Star                       Registered Representative
Bergen County Record (NJ)                    Individual Investor                     Research Magazine
Bloomberg Business News                      Institutional Investor                  Resource
B'nai B'rith Jewish Monthly                  International Herald Tribune            Reuters
Bond Buyer                                   Internet                                Rocky Mountain News
Boston Business Journal                      Investment Advisor                      Rukeyser's Business (syndicated column)
Boston Globe                                 Investment Company Institute            Sacramento Bee
Boston Herald                                Investment Dealers Digest               San Diego Tribune
Broker World                                 Investment Profiles                     San Francisco Chronicle
Business Radio Network                       Investment Vision                       San Francisco Examiner
Business Week                                Investor's Business Daily               San Jose Mercury
CBS and affiliates                           IRA Reporter                            Seattle Post-Intelligencer
CFO                                          Journal of Commerce                     Seattle Times
Changing Times                               Kansas City Star                        Securities Industry Management
Chicago Sun Times                            KCMO (Kansas City)                      Smart Money
Chicago Tribune                              KOA-AM (Denver)                         St. Louis Post Dispatch
Christian Science Monitor                    Los Angeles Times                       St. Petersburg Times
Christian Science Monitor News Service       Leckey, Andrew (syndicated column)      Standard & Poor's Outlook
Cincinnati Enquirer                          Lear's                                  Standard & Poor's Stock Guide
Cincinnati Post                              Life Association News                   Stanger's Investment Advisor
CNBC                                         Lifetime Channel                        Stockbroker's Register
CNN                                          Miami Herald                            Strategic Insight
Columbus Dispatch                            Milwaukee Sentinel                      Tampa Tribune
CompuServe                                   Money                                   Time
Dallas Morning News                          Money Maker                             Tobias, Andrew (syndicated column)
Dallas Times-Herald                          Money Management Letter                 Toledo Blade
Denver Post                                  Morningstar                             UPI
Des Moines Register                          Mutual Fund Market News                 US News and World Report
Detroit Free Press                           Mutual Funds Magazine                   USA Today
Donoghues Money Fund Report                  National Public Radio                   USA TV Network
Dorfman, Dan (syndicated column)             National Underwriter                    Value Line
Dow Jones News Service                       NBC and affiliates                      Wall St. Journal
Economist                                    New England Business                    Wall Street Letter
FACS of the Week                             New England Cable News                  Wall Street Week
Fee Adviser                                  New Orleans Times-Picayune              Washington Post
Financial News Network                       New York Daily News                     WBZ and WBZ-TV
Financial Planning                           New York Times                          WCVB-TV
Financial Planning on Wall Street            Newark Star Ledger                      WEEI
Financial Research Corp.                     Newsday                                 WHDH
Financial Services Week                      Newsweek                                Worcester Telegram
Financial World                              Nightly Business Report                 World Wide Web
Fitch Insights                               Orange County Register                  Worth Magazine
Forbes                                       Orlando Sentinel                        WRKO

                                  APPENDIX C
                    ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in Nvest Funds' advertising and promotional literature to CDC IXIS Asset Management - North America and its affiliates that perform advisory and subadvisory functions for Nvest Funds including, but not limited to: Back Bay Advisors, Harris Associates, Loomis Sayles, CGM, Westpeak, Jurika & Voyles, L.P., VNSM and Kobrick. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Family of Funds advised by Harris Associates.

     References may be included in Nvest Funds' advertising and promotional literature to other CDC IXIS Asset Management - North America affiliates including, but not limited to AEW Capital Management, L.P., Snyder Capital Management, L.P, Reich & Tang Capital Management, Reich & Tang Funds and their fund groups.

     References to subadvisers unaffiliated with CDC IXIS Asset Management - North America that perform subadvisory functions on behalf of Nvest Funds and their respective fund groups may be contained in Nvest Funds' advertising and promotional literature including, but not limited to, Janus Capital, Montgomery and RS Investment Management.

     Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

 . Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Nvest Funds;

 . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

 . Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

 . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

 . The corporate histories, founding dates and names of founders of the entities;

 .  Awards, honors and recognition given to the entities;

 . The names of those with ownership interest and the percentage of ownership interest;

 . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

 . Current capitalizations, levels of profitability and other financial and statistical information;

 . Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

 . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

 . Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

 . Current and historical statistics regarding:

   -total dollar amount of assets managed
   -Nvest Funds' assets managed in total and by fund
   -the growth of assets
   -asset types managed
   -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser;

 . The general and specific strategies applied by the advisers in the management of Nvest Funds portfolios including, but not limited to:

   -the pursuit of growth, value, income oriented, risk management or other strategies
   -the manner and degree to which the strategy is pursued
   -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
   -the types and characteristics of investments sought and specific portfolio holdings
   -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by sub-
    advisers to the management process
   -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
   -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues; and

 . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Nvest Funds, and those families of funds, other than Nvest Funds. Any such references will indicate that Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper, Forbes and Worth.

     In addition, communications and materials developed by Nvest Funds will make reference to the following information about CDC IXIS Asset Management - North America and its affiliates:

     CDC IXIS Asset Management - North America is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations, ("CDC"), a major diversified financial institution. As of _____________ CDC IXIS Asset Management - North America had more than $____ billion in assets under management. In addition, promotional materials may include:

 . Specific and general references to Nvest Funds multi-manager approach through CDC IXIS Asset Management - North America' affiliates and outside firms including, but not limited to, the following:

   -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC IXIS Asset Management - North America and the other investment managers
   -other fund companies are limited to a "one size fits all" approach but Nvest
    Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
   -in this and other contexts reference may be made to Nvest Funds' slogan
    "Where The Best Minds Meet"/(R)/ and that Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

   -CDC IXIS Advisors may distribute sales and advertising materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

     Nvest Managed Account Services ("NMAS"), Nvest Advisor Services ("NAS") and Nvest Retirement Services ("NRS"), divisions of CDC IXIS Asset Management - North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC IXIS Asset Management - North America affiliated fund groups including: Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Back Bay Advisors, Oakmark Funds, Delafield Fund and Kobrick Funds.

     NMAS, NAS and NRS will provide marketing support to CDC IXIS Asset Management - North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of NAS and NRS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in Nvest Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

 . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and retirement programs with whom Nvest Funds may or may not have a relationship.

 . Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.

 . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:


   -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
   -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

   -current and prospective ERISA regulation and requirements.

 . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the Nvest Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

   -increased employee retention
   -reinforcement or creation of morale
   -deductibility of contributions for participants
   -deductibility of expenses for employers
   -tax deferred growth, including illustrations and charts
   -loan features and exchanges among accounts
   -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

 . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and Nvest Funds as a 401(k) or retirement plan funding vehicle.

 . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   -access to expertise on investments
   -assistance in interpreting past, present and future market trends and economic events
   -providing information to clients including participants during enrollment and on an ongoing basis after participation
   -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                  APPENDIX D
                 AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLES



     For the fiscal year ended December 31, 2000, Short Term Corporate Income Fund invested __%, and Balanced Fund invested __%, of their respective portfolios in securities rated below investment grade (those rated "BB" or lower by S&P's or "Ba" or lower by Moody's). Massachusetts Fund, California Fund and Limited Term U.S. Government Fund invested ___%, ___% and ___%, respectively, in securities rated below investment grade for the fiscal year ended December 31, 2000. The following tables show the portfolio composition of those funds that invested at least 5% of their respective portfolios in securities below investment grade for the fiscal year ended December 31, 2000.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          HIGH INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000

                                                                  Percentage
    Security                                                      of Net Assets
    --------                                                      -------------
    Common Stock........................................
    Preferred Stock.....................................
    Short-term Obligations and Other Assets...............
    Debt - Unrated......................................
    Debt -- Standard and Poor's Rating
         AAA....................................................
         BBB....................................................
         BB.....................................................
         B......................................................
         D......................................................

The chart above indicates the composition of the High Income Fund for the fiscal year ended December 31, 2000, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the High Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.


              AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
       STRATEGIC INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000

                                                                  Percentage
    Security                                                      of Net Assets
    --------                                                      -------------
    Common Stock................................................
    Preferred Stock.............................................
    Short-term Obligations and Other Assets.....................
    Debt - Unrated..............................................
    Debt - Standard and Poor's Rating
         AAA....................................................
         AA.....................................................
         A......................................................
         BBB....................................................
         BB.....................................................
         B......................................................
         CCC and lower..........................................

The chart above indicates the composition of the Strategic Income Fund for the fiscal year ended December 31, 2000, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Strategic Income Fund's net assets invested in each category as of the end of each month during the year. Loomis Sayles does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

              AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
         BOND INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000

                                                                  Percentage
    Security                                                      of Net Assets

    Short-term Obligations and Other Assets....................
    Debt -- Unrated ...........................................
    Debt -- Standard & Poor's Rating
    AAA .......................................................
    AA ........................................................
    A .........................................................
    BBB........................................................
    BB.........................................................
    B..........................................................
    CCC........................................................
    C/D........................................................


The chart above indicates the composition of the Bond Income Fund for the fiscal year ended December 31, 2000, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.


                AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF
       MUNICIPAL INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000


                                                                  Percentage
    Security                                                      of Net Assets


    Common Stock ...............................................
    Short-term Obligations and Other Assets ....................
    Debt -- Unrated ............................................
    Debt -- Standard & Poor's Rating
    AAA.........................................................
    AA..........................................................
    A...........................................................
    BBB.........................................................
    BB..........................................................
    B...........................................................
    CCC.........................................................
    C/D.........................................................


The chart above indicates the composition of Municipal Income Fund for the fiscal year ended December 31, 2000, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Fund's net assets invested in each category as of the end of each month during the year. Back Bay does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                                                       Registration Nos. 2-98326
                                                                        811-4323
                              NVEST FUNDS TRUST I
                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits

(a)               Articles of Incorporation.

     (1) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the Registration Statement filed on April 12, 1996.

     (2) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (3) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (4) Amendment No. 3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (5) Amendment No. 4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (6) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (7) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (8) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (9) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (10) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (11) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (12)         Amendment No. 11 dated February 1, 2000 to the Agreement and

                  Declaration is incorporated by reference to exhibit a(12) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (13) Amendment No. 12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

(b)               By-Laws.

     (1)          The Registrant's By-laws are incorporated by reference to
                  exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (2)          Amendment to the By-laws is incorporated by reference to
                  exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(c)               Instruments Defining Rights of Security Holders.

                  Rights of shareholders are described in Article III, Section 6 of the Registrant's Amended and Restated Agreement and Declaration of Trust incorporated by reference as exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

(d)               Investment Advisory Contracts.

     (1) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Nvest Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is filed herewith.

     (2) (i) Advisory Agreement dated October 30, between Registrant on behalf of Nvest Capital Growth Fund and Nvest Funds Management L.P. ("NFM") is filed herewith.

         (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Balanced Fund and NFM is filed herewith.

         (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest International Equity Fund and NFM is filed herewith.

         (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Star Advisers Fund and NFM is filed herewith.

         (v) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Star Value Fund and NFM is filed herewith.

         (vi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Star Worldwide Fund and NFM is filed herewith.

         (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Government Securities Fund and NFM is filed herewith.

         (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Strategic Income Fund and NFM is filed herewith.

         (ix) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Bond Income Fund and NFM is filed herewith.

         (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Municipal Income Fund and NFM is filed herewith.

         (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Nvest Star Small Cap Fund and NFM is filed herewith.

     (3) (i) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Capital Growth Fund, NFM and Westpeak Investment Advisors, L.P. ("Westpeak") is filed herewith.

         (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Balanced Fund, NFM and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is filed herewith.

         (iii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest International Equity Fund, NFM and Loomis Sayles is filed herewith.

         (iv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Advisers Fund, NFM and Loomis Sayles is filed herewith.

         (v) Sub-advisory Agreement dated August 30, 1996 among Registrant on behalf of Nvest Star Advisers Fund, NFM and Janus Capital Corporation ("Janus") is filed herewith.

         (vi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Star Advisers Fund, NFM and Janus is filed herewith.

         (vii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Advisers Fund, NFM and Harris Associates L.P. ("Harris Associates") is filed herewith.

         (viii) Sub-advisory Agreement dated October 29, 1999 among Registrant on behalf of Nvest Star Advisers Fund, NFM and Kobrick Funds LLC ("Kobrick") is filed herewith.

         (ix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Advisers Fund, NFM and Kobrick is filed herewith.

         (x) Sub-advisory Agreement dated April 19, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Loomis Sayles is filed herewith.

         (xi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Loomis Sayles is filed herewith.

         (xii) Sub-advisory Agreement dated April 19, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Harris Associates is filed herewith.

         (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Harris Associates is filed herewith.

         (xiv) Sub-advisory Agreement dated April 19, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Vaughan, Nelson, Scarborough & McCullough, L.P. ("Vaughan Nelson") is filed herewith.

         (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Vaughan Nelson is filed herewith.

         (xvi) Sub-advisory Agreement dated April 19, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Westpeak is filed herewith.

         (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Value Fund, NFM and Westpeak is filed herewith.

         (xviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Worldwide Fund, NFM and Harris Associates is filed herewith.

         (xix) Sub-advisory Agreement dated April 14, 2000 among Registrant on behalf of Nvest Star Worldwide Fund, NFM and Loomis Sayles is filed herewith.

         (xx) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Worldwide Fund, NFM and Loomis Sayles is filed herewith.

         (xxi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Worldwide Fund, NFM and Montgomery Asset Management LLC ("Montgomery") is filed herewith.

         (xxii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Government Securities Fund, NFM and Back Bay Advisors, L.P. ("Back Bay") is filed herewith.

         (xxiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Strategic Income Fund, NFM and Loomis Sayles is filed herewith.

         (xxiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Bond Income Fund, NFM and Back Bay is filed herewith.

         (xxv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Municipal Income Fund, NFM and Back Bay is filed herewith.

         (xxvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Small Cap Fund, NFM and Loomis Sayles is filed herewith.

         (xxvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Small Cap Fund, NFM and Harris Associates is filed herewith.

         (xxviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Small Cap Fund, NFM and Montgomery is filed herewith.

         (xxix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Nvest Star Small Cap Fund, NFM, RS Investment Management, L.P. is filed herewith.

(e)               Underwriting Contracts.

     (1) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Growth Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (2) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Capital Growth Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (3) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Balanced Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (4) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest International Equity Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (5) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Star Advisers Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (6) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Star Value Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (7) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Star Worldwide Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (8) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Government Securities Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (9) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Strategic Income Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (10) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Bond Income Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (11) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Municipal Income Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (12) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of Nvest Star Small Cap Fund and Nvest Funds Distributor, L.P. is filed herewith.

     (13)         Form of Dealer Agreement used by Nvest Funds Distributor, L.P.
                  is filed herewith.

(f)               Bonus or Profit Sharing Contracts.

                  None.

(g)               Custodian Agreements.

     (1) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (2) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to

                  PEA No. 32 to the Registration Statement filed on July 30,
                  1996.

     (3) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (4) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (5) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (6) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (9) Amendment dated February 28, 2000 to the Custody Contract dated April 12, 1988 is incorporated by reference to exhibit g(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

(h)               Other Material Contracts.

     (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of Nvest Growth Fund, Nvest Capital Growth Fund, Nvest Balanced Fund, Nvest International Equity Fund, Nvest Star Advisers Fund, Nvest Star Value Fund, Nvest Star Worldwide Fund, Nvest Government Securities Fund, Nvest Strategic Income Fund, Nvest Bond Income Fund, Nvest Municipal Income Fund and Nvest Star Small Cap Fund and Nvest Services Company is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (2) Organizational Expense Reimbursement Agreement between the Registrant on behalf of Nvest Capital Growth Fund and Nvest Funds Distributor, L.P. is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

     (3) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its Nvest Strategic Income Fund and Nvest Funds Distributor, L.P. is incorporated by reference to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (4) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its Nvest Star Worldwide Fund and Nvest Funds Distributor, L.P. is incorporated by reference to exhibit 9(j) to PEA No. 31 to the Registration Statement filed April 12, 1996.

     (5) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its Star Small Cap Fund and Nvest Funds Distributor, L.P. is incorporated by reference to exhibit 9(n) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

     (6) Administrative Services Agreement dated December 1, 1999 between Registrant on behalf of Nvest Growth Fund, Nvest Capital Growth Fund, Nvest Balanced Fund, Nvest International Equity Fund, Nvest Star Advisers Fund, Nvest Star Value Fund, Nvest Star Worldwide Fund, Nvest Government Securities Fund, Nvest Strategic Income Fund, Nvest Bond Income Fund, Nvest Municipal Income Fund and Nvest Star Small Cap Fund and Nvest Services Company, Inc. is incorporated by reference to exhibit h(6) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (7) Expense Agreement between the Registrant on behalf of its Strategic Income Fund and NFM is incorporated by reference to exhibit 9(l) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

     (8) Securities Lending Authorization Agreement between the Registrant and its Series enumerated on schedule C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

     (9) NFM Fee Waiver/Reimbursement Undertaking between the Registrant on behalf the named series and NFM is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

     (10) NFM Fee waiver/Reimbursement Undertaking dated May 1, 2000 between Registrant on behalf of its named series and NFM is incorporated by reference to exhibit h(10) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (11) Amendment date January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 will be filed by Amendment.

     (12) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 will be filed by Amendment.

(i)               Legal Opinion.

     (1) Opinion and consent of counsel relating to the Registrant's Nvest Government Securities Fund is incorporated by reference to PEA No. 35 to the Registration Statement filed on April 18, 1997.

     (2) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (3) Opinion and consent of counsel relating to the Registrant's Nvest Star Advisers Fund is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

     (4) Opinion and consent of counsel relating to the Registrant's Nvest Strategic Income Fund is incorporated by reference to PEA No. 28 to the Registration Statement filed on October 13, 1995.

     (5) Opinion and consent of counsel relating to the Registrant's Nvest Star Worldwide Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

     (6) Opinion and consent of counsel relating to the Registrant's Nvest Star Small Cap Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

(j)               Other Opinions.

                  Consent of PricewaterhouseCoopers LLP is incorporated by reference to exhibit (j) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

(k)               Omitted Financial Statements

                  Not applicable.

(l)               Initial Capital Agreements.

                  Not applicable.

(m)               Rule 12b-1 Plan.

     (1) (a) Rule 12b-1 Plan for class A shares of Nvest Growth Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Growth Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Growth Fund will be filed by Amendment.

     (2) (a) Rule 12b-1 Plan for class A shares of Nvest Capital Growth Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Capital Growth Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Capital Growth Fund will be filed by Amendment.

     (3) (a) Rule 12b-1 Plan for class A shares of Nvest Balanced Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Balanced Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Balanced Fund will be filed by Amendment.

     (4) (a) Rule 12b-1 Plan for class A shares of Nvest International Equity Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest International Equity Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest International Equity Fund will be filed by Amendment.

     (5) (a) Rule 12b-1 Plan for class A shares of Nvest Star Advisers Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Star Advisers Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Star Advisers Fund will be filed by Amendment.

     (6) (a) Rule 12b-1 Plan for class A shares of Nvest Star Value Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Star Value Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Star Value Fund will be filed by Amendment.

     (7) (a) Rule 12b-1 Plan for class A shares of Nvest Star Worldwide Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Star Worldwide Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Star Worldwide Fund will be filed by Amendment.

     (8) (a) Rule 12b-1 Plan for class A shares of Nvest Government Securities Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Government Securities Fund will be filed by Amendment.

     (9) (a) Rule 12b-1 Plan for class A shares of Nvest Strategic Income Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Strategic Income Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Strategic Income Fund will be filed by Amendment.

     (10)(a) Rule 12b-1 Plan for class A shares of Nvest Bond Income Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Bond Income Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Bond Income Fund will be filed by Amendment.

     (11)(a) Rule 12b-1 Plan for class A shares of Nvest Municipal Income Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Municipal Income Fund will be filed by Amendment.

     (12)(a) Rule 12b-1 Plan for class A shares of Nvest Star Small Cap Fund will be filed by Amendment.

         (b) Rule 12b-1 Plan for class B shares of Nvest Star Small Cap Fund will be filed by Amendment.

         (c) Rule 12b-1 Plan for class C shares of Nvest Star Small Cap Fund will be filed by Amendment.

(n)               Rule 18f-3 Plan

                  Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended effective January 31, 1997 is incorporated herein by reference to Post-Effective Amendment No. 35 to this Registration Statement, filed on April 18, 1997.

(p)               Code of Ethics.

     (1) (i) Code of Ethics of Registrant is incorporated by reference to exhibit p(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics of Registrant dated August 25, 2000 will be filed by Amendment.

     (2) (i) Code of Ethics dated August 1999 as revised March 2000 for NFM and Nvest Funds Distributor, L.P. is incorporated by reference to exhibit p(2) to PEA No. 42 to the Registration Statement filed on April 27, 2000

         (ii) Code of Ethics dated July 1, 2000 for NFM and Nvest Funds Distributor, L.P. will be filed by Amendment.

     (3) Code of Ethics dated March 1, 2000 of Capital Growth Management Limited Partnership is incorporated by reference to exhibit p(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (4) (i) Code of Ethics dated April 1, 1998 of Westpeak Investment Advisors, L.P. is incorporated by reference to exhibit p(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics dated May 11, 2000 of Westpeak will be filed by Amendment.

     (5) (i) Code of Ethics of Loomis, Sayles & Company, L.P. is incorporated by reference to exhibit p(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics dated January 14, 2000 of Loomis Sayles will be filed by Amendment.

     (6) Code of Ethics dated March 1, 2000 of Janus is incorporated by reference to exhibit p(6) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (7) Code of Ethics dated April 18, 2000 of Harris Associates is incorporated by reference to exhibit p(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (8) Code of Ethics dated May 19, 2000 of Kobrick will be filed by Amendment.

     (9) (i) Code of Ethics dated April 1, 1999 of Vaughan Nelson is incorporated by reference to exhibit p(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics dated June 1, 2000 of Vaughan Nelson will be filed by Amendment.

     (10)(i) Code of Ethics dated October 1999 of Montgomery is incorporated by reference to exhibit p(10) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics dated May 2000 of Montgomery will be filed by Amendment.

         (iii) Code of Ethics as revised January 2001 of Montgomery will be filed by Amendment.

     (11) Code of Ethics dated April 1, 2000 of Back Bay Advisorsis incorporated by reference to exhibit p(11) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

     (12)(i) Code of Ethics dated February 1, 2000 of RS Investment Management, L.P. is incorporated by reference to exhibit p(12) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (ii) Code of Ethics dated July 1, 2000 of RS Investment Management, L.P. will be filed by Amendment.


Item 24.  Persons Controlled by or Under Common Control with the Registrant

          None.

Item 25.  Indemnification

          Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Artcile 4 of the Registrant's By-laws contained in the PEA No. 32 to the Registration Statement filed on July 30, 1996 as exhibit 2(a) and is incorporated by reference.

          The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. (formerly Nvest Companies, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser

(a) Loomis Sayles, subadviser of the Registrant's Nvest Star Value Fund, Nvest Star Advisers Fund, Nvest Star Small Cap Fund, Nvest Star Worldwide Fund, Nvest International Equity Fund, Nvest Balanced Fund and Nvest Strategic Income Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

       The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Loomis Sayles during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170).

(b) Capital Growth Management Limited Partnership ("CGM"), the adviser of the Registrant's Nvest Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

       The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of CGM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935).

(c) Back Bay Advisors is the subadviser of the Registrant's Nvest Bond Income Fund, Nvest Government Securities Fund and Nvest Municipal Income Fund. Back Bay Advisors serves as investment adviser to a number of other registered investment companies.

       The list required by this Item 26 regarding any other business, profession, vocation or of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Back Bay Advisors pursuant to the Advisers Act (SEC File No. 801-27694).

(d) Westpeak Investment Advisors, L.P. ("Westpeak") serves as subadviser to the Registrant's Nvest Capital Growth Fund and Nvest Star Value Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

       The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554).

(e) Kobrick Funds LLC ("Kobrick") serves as a subadviser to the Registrant's Nvest Star Advisers Fund. Kobrick is a limited liability company formed as an investment management firm.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Kobrick during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Kobrick pursuant to the Advisers Act (SEC File No. 801-56691).

(f) Janus Capital Corporation, a subadviser to the Registrant's Nvest Star Advisers Fund, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Janus Capital during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Janus Capital pursuant to the Advisers Act (SEC File No. 801-13991).

(g) NFM, a wholly owned subsidiary CDC IXIS Asset Management North America, L.P. serves as investment adviser to all the series of the Registrant except Nvest Growth Fund. NFM was organized in 1995.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of NFM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by NFM pursuant to the Advisers Act (SEC File No. 801-48408).

(h) Montgomery is a subadviser to the Registrant's Nvest Star Worldwide Fund and Nvest Star Small Cap Fund.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Montgomery during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Montgomery pursuant to the Advisers Act (SEC File No. 801-54803).

(i) Harris Associates L.P. serves as a subadviser to the Registrant's Nvest Star Advisers Fund, Nvest Star Worldwide Fund, Nvest Star Value Fund and Nvest Star Small Cap Fund. Harris serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of Harris during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by Harris pursuant to the Advisers Act (SEC File No. 801-50333).

(j) RS Investment Management, L.P., a subadviser to the Registrant's Star Small Cap Fund, provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts.

       The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of RS Investment Management during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by RS Investment Management pursuant to the Advisers Act (SEC File No. 801-144125).

(i) Vaughan, Nelson, Scarborough & McCullough, L.P. subadviser to Registrant's Nvest Star Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

       The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of VSNM during the past two years is incorporated herein by reference to schedules A and D of Form ADV filed by VNSM pursuant to the Advisers Act (File No. 801-51795).

Item 27.  Principal Underwriter

       (a) Nvest Funds Distributor, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

       Nvest Tax Exempt Money Market Trust
       Nvest Cash Management Trust
       Nvest Funds Trust II
       Nvest Funds Trust III
       Nvest Kobrick Investment Trust
       Nvest Companies Trust I

(b) The general partner and officers of the Registrant's principal underwriter, Nvest Funds Distributor, L.P., and their addresses are as follows:

                                      POSITIONS AND OFFICES                      POSITIONS AND OFFICES
          NAME                      WITH PRINCIPAL UNDERWRITER                      WITH REGISTRANT
-------------------------------------------------------------------------------------------------------------

Nvest Distribution Corp.  General Partner                                 None
John T. Hailer            President and Chief Executive Officer           President and Trustee
John E. Pelletier         Senior Vice President, General Counsel,         Secretary and Clerk
                          Secretary and Clerk
Scott E. Wennerholm       Senior Vice President, Treasurer, Chief         None
                          Financial Officer,and Chief Operating Officer
Coleen D. Dinneen         Senior Vice President, Associate Counsel,       Assistant Secretary
                          Assistant Secretary and Assistant Clerk
Kristin S. Vigneaux       Vice President, Assistant Secretary and         None
                          Assistant Clerk
Beatriz Pina Smith        Vice President and Assistant Treasurer          None
Christine Howe            Controller                                      None
Frank S. Maselli          Senior Vice President                           None
Kirk Williamson           Senior Vice President                           None
Carey Cort                Vice President                                  None
Daniel Lynch              Vice President                                  None
Marla McDougall           Vice President                                  None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)       Not applicable.

Item 28.  Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(a)       For all series of Registrant:

          (i)  State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts 02110

          (ii) Nvest Funds Distributor, L.P.
               399 Boylston Street
               Boston, Massachusetts 02116

          (iii)Nvest Funds Management, L.P.
               399 Boylston Street
               Boston, MA  02116
               (excluding Growth Fund)

(b)       For Nvest Growth Fund:
               Capital Growth Management Limited Partnership
               One International Place
               Boston, Massachusetts 02110

(c)       For series of the Registrant managed by Back Bay Advisors:
               Back Bay Advisors, L.P.
               399 Boylston Street
               Boston, Massachusetts 02116

(d)       For the series of the Registrant managed by Harris:
               Harris Associates L.P.
               Two North LaSalle Street
               Chicago, Illinois  60602

(e)       For the series of the Registrant managed by Janus:
               Janus Capital Corporation
               100 Fillmore Street
               Denver, CO 80206

(f)       For the series of the Registrant managed by Kobrick:
               Kobrick Funds LLC
               101 Federal Street
               Boston, Massachusetts  02110

(g)       For the series of the Registrant managed by Loomis Sayles:
               Loomis, Sayles & Company, L.P.
               One Financial Center
               Boston, Massachusetts 02111

(h)       For the series of the Registrant managed by Montgomery:
               Montgomery Asset Management, LLC
               600 Montgomery Street
               San Francisco, California 94111

(i)       For the series of the Registrant managed by RS Investment Management:
               RS Investment Management
               555 California Street
               San Francisco, CA 94101

(j) For the series of the Registrant managed by Vaughan, Nelson Scarborough & McCullough, L.P.:
               Vaughan, Nelson, Scarborough & McCollough, L.P.
               600 Travis
               Suite 6300
               Houston, TX  77002

Item 29.  Management Services

          None.

Item 30.  Undertakings

          (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                              NVEST FUNDS TRUST I
                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27th day of February, 2001.

                                    Nvest Funds Trust I

                                    By: PETER S. VOSS*
                                    ------------------
                                    Peter S. Voss
                                    Chief Executive Officer

                                    *By: /s/ JOHN E. PELLETIER
                                    --------------------------
                                    John E. Pelletier
                                    Attorney-In-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                                Date
---------------------------------  -----------------------------------  -----------------------------------


PETER S. VOSS*
---------------------------------
Peter S. Voss                      Chairman of the Board; Chief         February 27, 2001
                                   Executive Officer; Trustee

/s/ THOMAS CUNNINGHAM
---------------------------------
Thomas Cunningham                  Treasurer                            February 27, 2001

GRAHAM T. ALLISON, JR.*
---------------------------------
Graham T. Allison, Jr.             Trustee                              February 27, 2001

DANIEL M. CAIN*
---------------------------------
Daniel M. Cain                     Trustee                              February 27, 2001

KENNETH J. COWAN*
---------------------------------
Kenneth J. Cowan                   Trustee                              February 27, 2001

RICHARD DARMAN*
---------------------------------
Richard Darman                     Trustee                              February 27, 2001

JOHN T. HAILER*                    Trustee                              February 27, 2001
---------------------------------
John T. Hailer

SANDRA O. MOOSE*
---------------------------------
Sandra O. Moose                    Trustee                              February 27, 2001

JOHN A. SHANE*
---------------------------------
John A. Shane                      Trustee                              February 27, 2001

PENDLETON P. WHITE*
---------------------------------
Pendleton P. White                 Trustee                              February 27, 2001

                                         *By:   /s/ JOHN E. PELLETIER
                                                ---------------------
                                                John E. Pelletier
                                                Attorney-In-Fact
                                                February 27, 2001

                              NVEST FUNDS TRUST I

                                 EXHIBIT INDEX

                       EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT                                                         DESCRIPTION
-------------------  --------------------------------------------------------------------------------------------------

    d(1)             Growth Fund Advisory Agreement (CGM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(i)          Capital Growth Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(ii)         Balanced Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(iii)        International Equity Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(iv)         Star Advisors Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(v)          Star Value Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(vi)         Star Worldwide Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(vii)        Government Securities Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(viii)       Strategic Income Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(ix)         Bond Income Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(x)          Municipal Income Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(2)(xi)         Star Small Cap Fund Advisory Agreement (NFM)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(i)          Capital Growth Fund Sub-Advisory Agreement (Westpeak)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(ii)         Balanced Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(iii)        International Equity Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(iv)         Star Advisers Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(v)          Star Advisers Fund Sub-Advisory Agreement (Janus) - 8/30/96
-----------------------------------------------------------------------------------------------------------------------
    d(3)(vi)         Star Advisers Fund Sub-Advisory Agreement (Janus)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(vii)        Star Advisers Fund Sub-Advisory Agreement (Harris)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(viii)       Star Advisers Fund Sub-Advisory Agreement (Kobrick) - 10/29/99
-----------------------------------------------------------------------------------------------------------------------
    d(3)(ix)         Star Advisers Fund Sub-Advisory Agreement (Kobrick)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(x)          Star Value Fund Sub-Advisory Agreement (Loomis) - 4/19/00
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xi)         Star Value Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xii)        Star Value Fund Sub-Advisory Agreement (Harris) - 4/19/00
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xiii)       Star Value Fund Sub-Advisory Agreement (Harris)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xiv)        Star Value Fund Sub-Advisory Agreement (VNSM) - 4/19/00
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xv)         Star Value Fund Sub-Advisory Agreement (VNSM)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xvi)        Star Value Fund Sub-Advisory Agreement (Westpeak) - 4/19/00
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xvii)       Star Value Fund Sub-Advisory Agreement (Westpeak)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xviii)      Star Worldwide Fund Sub-Advisory Agreement (Harris)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xix)        Star Worldwide Fund Sub-Advisory Agreement (Loomis) - 4/14/00
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xx)         Star Worldwide Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxi)        Star Worldwide Fund Sub-Advisory Agreement (Montgomery)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxii)       Government Securities Fund Sub-Advisory Agreement (Back Bay)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxiii)      Strategic Income Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxiv)       Bond Income Fund Sub-Advisory Agreement (Back Bay)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxv)        Municipal Income Fund Sub-Advisory Agreement (Back Bay)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxvi)       Star Small Cap Fund Sub-Advisory Agreement (Loomis)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxvii)      Star Small Cap Fund Sub-Advisory Agreement (Harris)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxviii)     Star Small Cap Fund Sub-Advisory Agreement (Montgomery)
-----------------------------------------------------------------------------------------------------------------------
    d(3)(xxix)       Star Small Cap Fund Sub-Advisory Agreement (RSIM)
-----------------------------------------------------------------------------------------------------------------------
    e(1)             Growth Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(2)             Capital Growth Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(3)             Balanced Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(4)             International Equity Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(5)             Star Advisers Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(6)             Star Value Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(7)             Star Worldwide Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(8)             Government Securities Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(9)             Strategic Income Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(10)            Bond Income Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(11)            Municipal Income Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(12)            Star Small Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------
    e(13)            Form of Dealer Agreement Fund Distribution Agreement
-----------------------------------------------------------------------------------------------------------------------